UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.18%
Actual		$ 1,000.00	$ 989.30	$ 5.92
Hypothetical A		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.38%
Actual		$ 1,000.00	$ 988.10	$ 6.92
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 7.02
Class B	1.94%
Actual		$ 1,000.00	$ 985.40	$ 9.71
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.91%
Actual		$ 1,000.00	$ 985.80	$ 9.56
Hypothetical A		$ 1,000.00	$ 1,015.58	$ 9.70
Institutional Class	.91%
Actual		$ 1,000.00	$ 990.50	$ 4.57
Hypothetical A		$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	13.3	12.2
Public Storage	6.8	7.2
Ventas, Inc.	6.5	6.8
Prologis, Inc.	6.3	6.1
Boston Properties, Inc.	5.7	4.4
Essex Property Trust, Inc.	4.8	3.5
SL Green Realty Corp.	4.1	4.6
Alexandria Real Estate Equities, Inc.	3.8	2.8
Mid-America Apartment Communities, Inc.	3.8	0.9
LaSalle Hotel Properties (SBI)	3.1	0.0
	58.2
Top Five REIT Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	19.1	17.6
REITs - Apartments	17.0	16.6
REITs - Industrial Buildings	16.1	16.0
REITs - Malls	15.0	15.6
REITs - Health Care Facilities	11.2	11.9
Asset Allocation (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
Stocks 99.0%	Stocks 98.1%
Short-Term Investments and Net Other Assets (Liabilities) 1.0%	Short-Term Investments and Net Other Assets (Liabilities) 1.9%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.4%
Health Care Facilities - 1.4%
Emeritus Corp. (a)	410,737	$ 9,056,751
REAL ESTATE INVESTMENT TRUSTS - 96.4%
REITs - Apartments - 17.0%
AvalonBay Communities, Inc.	130,340	16,096,990
Camden Property Trust (SBI)	198,874	12,294,391
Equity Residential (SBI)	345,909	19,156,440
Essex Property Trust, Inc.	205,615	32,563,248
Mid-America Apartment Communities, Inc.	400,014	25,816,904
UDR, Inc.	404,500	9,845,530
TOTAL REITS - APARTMENTS		115,773,503
REITs - Health Care Facilities - 11.2%
HCP, Inc.	482,495	18,889,679
Health Care REIT, Inc.	231,969	13,435,644
Ventas, Inc.	711,505	44,390,797
TOTAL REITS - HEALTH CARE FACILITIES		76,716,120
REITs - Hotels - 6.2%
FelCor Lodging Trust, Inc.	1,027,148	8,381,528
Host Hotels & Resorts, Inc.	702,934	12,926,956
LaSalle Hotel Properties (SBI)	688,000	21,162,880
TOTAL REITS - HOTELS		42,471,364
REITs - Industrial Buildings - 16.1%
DuPont Fabros Technology, Inc. (d)	363,079	9,436,423
Liberty Property Trust (SBI)	270,900	9,860,760
Prologis, Inc.	1,116,977	43,294,029
Public Storage	292,450	46,087,196
Terreno Realty Corp.	68,600	1,184,722
TOTAL REITS - INDUSTRIAL BUILDINGS		109,863,130
REITs - Malls - 15.0%
General Growth Properties, Inc.	140,575	2,831,181
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
Simon Property Group, Inc.	584,450	$ 90,496,237
Taubman Centers, Inc.	142,100	9,239,342
TOTAL REITS - MALLS		102,566,760
REITs - Management/Investment - 2.3%
Coresite Realty Corp.	102,399	3,141,601
Equity Lifestyle Properties, Inc.	155,441	6,110,386
Weyerhaeuser Co.	227,300	6,791,724
TOTAL REITS - MANAGEMENT/INVESTMENT		16,043,711
REITs - Mobile Home Parks - 0.8%
Sun Communities, Inc.	111,522	5,213,654
REITs - Office Buildings - 19.1%
Alexandria Real Estate Equities, Inc.	368,733	25,859,245
Boston Properties, Inc.	356,247	38,506,738
Cousins Properties, Inc.	1,386,200	14,901,650
Kilroy Realty Corp.	198,400	10,475,520
Piedmont Office Realty Trust, Inc. Class A (d)	749,400	12,492,498
SL Green Realty Corp.	296,165	27,771,392
TOTAL REITS - OFFICE BUILDINGS		130,007,043
REITs - Shopping Centers - 8.7%
Acadia Realty Trust (SBI)	51,154	1,301,869
Cedar Shopping Centers, Inc.	705,205	4,449,844
Equity One, Inc.	686,595	15,558,243
Excel Trust, Inc.	86,725	989,532
Federal Realty Investment Trust (SBI)	102,902	11,216,318
Glimcher Realty Trust	1,488,154	12,738,598
Kite Realty Group Trust	706,231	4,555,190
Vornado Realty Trust	90,483	8,309,054
TOTAL REITS - SHOPPING CENTERS		59,118,648
TOTAL REAL ESTATE INVESTMENT TRUSTS		657,773,933
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Operating Companies - 1.2%
Forest City Enterprises, Inc. Class A (a)	457,667	$ 8,324,963
TOTAL COMMON STOCKS (Cost $562,496,649)		675,155,647
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.10% (b)	8,874,804	8,874,804
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	904,025	904,025
TOTAL MONEY MARKET FUNDS (Cost $9,778,829)		9,778,829
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $572,275,478)		684,934,476
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,622,316)
NET ASSETS - 100%		$ 682,312,160
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,828
Fidelity Securities Lending Cash Central Fund	5,668
Total	$ 11,496
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $874,493) - See accompanying schedule: Unaffiliated issuers (cost $562,496,649)	$ 675,155,647
Fidelity Central Funds (cost $9,778,829)	9,778,829
Total Investments (cost $572,275,478)		$ 684,934,476
Receivable for investments sold		10,488,134
Receivable for fund shares sold		2,550,047
Dividends receivable		66,053
Distributions receivable from Fidelity Central Funds		969
Prepaid expenses		4,953
Other receivables		16,748
Total assets		698,061,380

Liabilities
Payable for investments purchased	$ 12,423,263
Payable for fund shares redeemed	1,741,356
Accrued management fee	309,740
Distribution and service plan fees payable	147,195
Other affiliated payables	176,193
Other payables and accrued expenses	47,448
Collateral on securities loaned, at value	904,025
Total liabilities		15,749,220

Net Assets		$ 682,312,160
Net Assets consist of:
Paid in capital		$ 566,171,917
Distributions in excess of net investment income		(534,286)
Accumulated undistributed net realized gain (loss) on investments		4,015,531
Net unrealized appreciation (depreciation) on investments		112,658,998
Net Assets		$ 682,312,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($225,308,312 ÷ 11,304,778 shares)	$ 19.93

Maximum offering price per share (100/94.25 of $19.93)	$ 21.15
Class T: Net Asset Value and redemption price per share ($113,008,432 ÷ 5,672,483 shares)	$ 19.92

Maximum offering price per share (100/96.50 of $19.92)	$ 20.64
Class B: Net Asset Value and offering price per share ($6,313,943 ÷ 320,511 shares)A	$ 19.70

Class C: Net Asset Value and offering price per share ($57,940,072 ÷ 2,949,260 shares)A	$ 19.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($279,741,401 ÷ 13,936,949 shares)	$ 20.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 9,358,407
Income from Fidelity Central Funds		11,496
Total income		9,369,903

Expenses
Management fee	$ 1,920,232
Transfer agent fees	963,939
Distribution and service plan fees	927,504
Accounting and security lending fees	124,795
Custodian fees and expenses	29,402
Independent trustees' compensation	9,704
Registration fees	82,226
Audit	26,892
Legal	11,368
Interest	395
Miscellaneous	4,463
Total expenses before reductions	4,100,920
Expense reductions	(18,091)	4,082,829
Net investment income (loss)		5,287,074
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,137,867
Change in net unrealized appreciation (depreciation) on investment securities		(31,861,858)
Net gain (loss)		(18,723,991)
Net increase (decrease) in net assets resulting from operations		$ (13,436,917)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,287,074	$ 7,647,889
Net realized gain (loss)	13,137,867	29,947,480
Change in net unrealized appreciation (depreciation)	(31,861,858)	6,004,617
Net increase (decrease) in net assets resulting from operations	(13,436,917)	43,599,986
Distributions to shareholders from net investment income	(7,177,325)	(7,604,308)
Distributions to shareholders from net realized gain	(17,838,487)	(5,306,125)
Total distributions	(25,015,812)	(12,910,433)
Share transactions - net increase (decrease)	(30,053,677)	86,239,926
Total increase (decrease) in net assets	(68,506,406)	116,929,479

Net Assets
Beginning of period	750,818,566	633,889,087
End of period (including distributions in excess of net investment income of $534,286 and undistributed net investment income of $1,355,965, respectively)	$ 682,312,160	$ 750,818,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.92	$ 19.83	$ 18.24	$ 14.88	$ 9.41	$ 16.39
Income from Investment Operations
Net investment income (loss) E	.15	.22	.17	.12	.19	.27
Net realized and unrealized gain (loss)	(.42)	1.27	2.02	3.37	5.46	(6.86)
Total from investment operations	(.27)	1.49	2.19	3.49	5.65	(6.59)
Distributions from net investment income	(.21)	(.23)	(.13)	(.13)	(.18)	(.36)
Distributions from net realized gain	(.52)	(.17)	(.47)	-	-	(.03)
Total distributions	(.72) I	(.40)	(.60)	(.13)	(.18)	(.39)
Net asset value, end of period	$ 19.93	$ 20.92	$ 19.83	$ 18.24	$ 14.88	$ 9.41
Total Return B, C, D	(1.07)%	7.66%	12.81%	23.63%	60.38%	(40.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.17%	1.19%	1.19%	1.23%	1.27%
Expenses net of fee waivers, if any	1.18% A	1.17%	1.19%	1.19%	1.23%	1.25%
Expenses net of all reductions	1.18% A	1.16%	1.18%	1.18%	1.22%	1.25%
Net investment income (loss)	1.52% A	1.06%	.98%	.69%	1.45%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,308	$ 246,323	$ 199,303	$ 178,978	$ 117,929	$ 62,422
Portfolio turnover rate G	78% A	63%	48%	63%	60%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.72 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.518 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.91	$ 19.82	$ 18.24	$ 14.90	$ 9.42	$ 16.40
Income from Investment Operations
Net investment income (loss) E	.13	.17	.13	.07	.15	.25
Net realized and unrealized gain (loss)	(.42)	1.28	2.02	3.38	5.47	(6.87)
Total from investment operations	(.29)	1.45	2.15	3.45	5.62	(6.62)
Distributions from net investment income	(.18)	(.19)	(.10)	(.11)	(.14)	(.33)
Distributions from net realized gain	(.52)	(.17)	(.47)	-	-	(.03)
Total distributions	(.70)	(.36)	(.57)	(.11)	(.14)	(.36)
Net asset value, end of period	$ 19.92	$ 20.91	$ 19.82	$ 18.24	$ 14.90	$ 9.42
Total Return B, C, D	(1.19)%	7.43%	12.52%	23.28%	60.02%	(40.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.38% A	1.38%	1.43%	1.44%	1.49%	1.54%
Expenses net of fee waivers, if any	1.38% A	1.38%	1.43%	1.44%	1.49%	1.50%
Expenses net of all reductions	1.38% A	1.38%	1.43%	1.44%	1.48%	1.50%
Net investment income (loss)	1.31% A	.85%	.73%	.43%	1.19%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,008	$ 114,717	$ 86,987	$ 76,785	$ 59,529	$ 40,276
Portfolio turnover rate G	78% A	63%	48%	63%	60%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.66	$ 19.59	$ 18.05	$ 14.77	$ 9.35	$ 16.26
Income from Investment Operations
Net investment income (loss) E	.07	.06	.04	(.01)	.09	.20
Net realized and unrealized gain (loss)	(.41)	1.26	2.00	3.35	5.42	(6.81)
Total from investment operations	(.34)	1.32	2.04	3.34	5.51	(6.61)
Distributions from net investment income	(.11)	(.08)	(.03)	(.06)	(.09)	(.27)
Distributions from net realized gain	(.52)	(.17)	(.47)	-	-	(.03)
Total distributions	(.62) I	(.25)	(.50)	(.06)	(.09)	(.30)
Net asset value, end of period	$ 19.70	$ 20.66	$ 19.59	$ 18.05	$ 14.77	$ 9.35
Total Return B, C, D	(1.46)%	6.84%	11.99%	22.69%	59.14%	(40.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94% A	1.92%	1.93%	1.94%	1.98%	2.04%
Expenses net of fee waivers, if any	1.94% A	1.92%	1.93%	1.94%	1.98%	2.00%
Expenses net of all reductions	1.93% A	1.91%	1.93%	1.93%	1.97%	2.00%
Net investment income (loss)	.76% A	.31%	.23%	(.07)%	.70%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,314	$ 8,697	$ 9,481	$ 11,542	$ 12,078	$ 7,933
Portfolio turnover rate G	78% A	63%	48%	63%	60%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.62 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.518 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 19.55	$ 18.03	$ 14.76	$ 9.34	$ 16.26
Income from Investment Operations
Net investment income (loss) E	.08	.07	.04	(.01)	.09	.19
Net realized and unrealized gain (loss)	(.41)	1.26	1.98	3.35	5.43	(6.81)
Total from investment operations	(.33)	1.33	2.02	3.34	5.52	(6.62)
Distributions from net investment income	(.11)	(.10)	(.03)	(.07)	(.10)	(.27)
Distributions from net realized gain	(.52)	(.17)	(.47)	-	-	(.03)
Total distributions	(.63)	(.27)	(.50)	(.07)	(.10)	(.30)
Net asset value, end of period	$ 19.65	$ 20.61	$ 19.55	$ 18.03	$ 14.76	$ 9.34
Total Return B, C, D	(1.42)%	6.89%	11.92%	22.69%	59.28%	(40.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.90%	1.93%	1.94%	1.98%	2.01%
Expenses net of fee waivers, if any	1.91% A	1.90%	1.93%	1.94%	1.98%	2.00%
Expenses net of all reductions	1.91% A	1.89%	1.93%	1.93%	1.97%	2.00%
Net investment income (loss)	.78% A	.33%	.23%	(.07)%	.71%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,940	$ 75,461	$ 55,064	$ 47,406	$ 31,204	$ 13,226
Portfolio turnover rate G	78% A	63%	48%	63%	60%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.07	$ 19.97	$ 18.36	$ 14.96	$ 9.46	$ 16.47
Income from Investment Operations
Net investment income (loss) D	.18	.28	.22	.16	.23	.30
Net realized and unrealized gain (loss)	(.42)	1.27	2.03	3.39	5.47	(6.90)
Total from investment operations	(.24)	1.55	2.25	3.55	5.70	(6.60)
Distributions from net investment income	(.24)	(.28)	(.17)	(.15)	(.20)	(.38)
Distributions from net realized gain	(.52)	(.17)	(.47)	-	-	(.03)
Total distributions	(.76)	(.45)	(.64)	(.15)	(.20)	(.41)
Net asset value, end of period	$ 20.07	$ 21.07	$ 19.97	$ 18.36	$ 14.96	$ 9.46
Total Return B, C	(.95)%	7.92%	13.12%	23.92%	60.75%	(40.03)%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.90%	.93%	.93%	.97%	1.01%
Expenses net of fee waivers, if any	.91% A	.90%	.93%	.93%	.97%	1.00%
Expenses net of all reductions	.90% A	.89%	.93%	.92%	.96%	1.00%
Net investment income (loss)	1.79% A	1.33%	1.23%	.94%	1.71%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 279,741	$ 305,619	$ 283,054	$ 174,655	$ 167,699	$ 55,177
Portfolio turnover rate F	78% A	63%	48%	63%	60%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 117,718,791
Gross unrealized depreciation	(8,971,189)
Net unrealized appreciation (depreciation) on securities and other investments	$ 108,747,602

Tax cost	$ 576,186,874

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $268,770,949 and $308,134,826, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 287,269	$ 4,176
Class T	.25%	.25%	275,876	-
Class B	.75%	.25%	36,327	27,245
Class C	.75%	.25%	328,032	78,552
			$ 927,504	$ 109,973

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,787
Class T	5,625
Class B*	4,331
Class C*	7,825
$ 51,568

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 340,507.30
Class T	136,588.25
Class B	11,005.30
Class C	91,598.28
Institutional Class	384,241.27
	$ 963,939

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,765 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,177,500.32%		$ 395

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $314 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,668. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,085 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 2,348,559	$ 2,470,657
Class T	1,004,512	882,131
Class B	37,346	35,157
Class C	367,021	295,037
Institutional Class	3,419,887	3,921,326
Total	$ 7,177,325	$ 7,604,308
From net realized gain
Class A	$ 5,987,252	$ 1,782,636
Class T	2,831,247	780,775
Class B	199,888	76,216
Class C	1,765,927	516,924
Institutional Class	7,054,173	2,149,574
Total	$ 17,838,487	$ 5,306,125

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	2,103,236	5,439,337	$ 41,889,700	$ 112,236,960
Reinvestment of distributions	415,607	203,180	7,897,271	3,981,426
Shares redeemed	(2,986,796)	(3,918,883)	(59,219,629)	(80,333,991)
Net increase (decrease)	(467,953)	1,723,634	$ (9,432,658)	$ 35,884,395
Class T
Shares sold	956,896	2,359,748	$ 18,882,848	$ 48,593,378
Reinvestment of distributions	198,611	82,685	3,772,806	1,616,132
Shares redeemed	(969,019)	(1,344,901)	(19,157,715)	(27,286,441)
Net increase (decrease)	186,488	1,097,532	$ 3,497,939	$ 22,923,069
Class B
Shares sold	3,528	112,710	$ 69,658	$ 2,287,362
Reinvestment of distributions	10,942	5,188	205,776	98,861
Shares redeemed	(114,929)	(180,971)	(2,250,796)	(3,674,862)
Net increase (decrease)	(100,459)	(63,073)	$ (1,975,362)	$ (1,288,639)
Class C
Shares sold	295,352	1,545,715	$ 5,774,377	$ 31,572,252
Reinvestment of distributions	103,592	39,180	1,942,789	747,349
Shares redeemed	(1,110,980)	(739,815)	(21,604,874)	(14,971,358)
Net increase (decrease)	(712,036)	845,080	$ (13,887,708)	$ 17,348,243
Institutional Class
Shares sold	5,258,130	10,230,645	$ 107,702,926	$ 215,528,191
Reinvestment of distributions	408,121	177,841	7,801,867	3,543,243
Shares redeemed	(6,231,903)	(10,081,938)	(123,760,681)	(207,698,576)
Net increase (decrease)	(565,652)	326,548	$ (8,255,888)	$ 11,372,858

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARE-USAN-0314
1.789730.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.18%
Actual		$ 1,000.00	$ 989.30	$ 5.92
Hypothetical A		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.38%
Actual		$ 1,000.00	$ 988.10	$ 6.92
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 7.02
Class B	1.94%
Actual		$ 1,000.00	$ 985.40	$ 9.71
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.91%
Actual		$ 1,000.00	$ 985.80	$ 9.56
Hypothetical A		$ 1,000.00	$ 1,015.58	$ 9.70
Institutional Class	.91%
Actual		$ 1,000.00	$ 990.50	$ 4.57
Hypothetical A		$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	13.3	12.2
Public Storage	6.8	7.2
Ventas, Inc.	6.5	6.8
Prologis, Inc.	6.3	6.1
Boston Properties, Inc.	5.7	4.4
Essex Property Trust, Inc.	4.8	3.5
SL Green Realty Corp.	4.1	4.6
Alexandria Real Estate Equities, Inc.	3.8	2.8
Mid-America Apartment Communities, Inc.	3.8	0.9
LaSalle Hotel Properties (SBI)	3.1	0.0
	58.2
Top Five REIT Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	19.1	17.6
REITs - Apartments	17.0	16.6
REITs - Industrial Buildings	16.1	16.0
REITs - Malls	15.0	15.6
REITs - Health Care Facilities	11.2	11.9
Asset Allocation (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
Stocks 99.0%	Stocks 98.1%
Short-Term Investments and Net Other Assets (Liabilities) 1.0%	Short-Term Investments and Net Other Assets (Liabilities) 1.9%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.4%
Health Care Facilities - 1.4%
Emeritus Corp. (a)	410,737	$ 9,056,751
REAL ESTATE INVESTMENT TRUSTS - 96.4%
REITs - Apartments - 17.0%
AvalonBay Communities, Inc.	130,340	16,096,990
Camden Property Trust (SBI)	198,874	12,294,391
Equity Residential (SBI)	345,909	19,156,440
Essex Property Trust, Inc.	205,615	32,563,248
Mid-America Apartment Communities, Inc.	400,014	25,816,904
UDR, Inc.	404,500	9,845,530
TOTAL REITS - APARTMENTS		115,773,503
REITs - Health Care Facilities - 11.2%
HCP, Inc.	482,495	18,889,679
Health Care REIT, Inc.	231,969	13,435,644
Ventas, Inc.	711,505	44,390,797
TOTAL REITS - HEALTH CARE FACILITIES		76,716,120
REITs - Hotels - 6.2%
FelCor Lodging Trust, Inc.	1,027,148	8,381,528
Host Hotels & Resorts, Inc.	702,934	12,926,956
LaSalle Hotel Properties (SBI)	688,000	21,162,880
TOTAL REITS - HOTELS		42,471,364
REITs - Industrial Buildings - 16.1%
DuPont Fabros Technology, Inc. (d)	363,079	9,436,423
Liberty Property Trust (SBI)	270,900	9,860,760
Prologis, Inc.	1,116,977	43,294,029
Public Storage	292,450	46,087,196
Terreno Realty Corp.	68,600	1,184,722
TOTAL REITS - INDUSTRIAL BUILDINGS		109,863,130
REITs - Malls - 15.0%
General Growth Properties, Inc.	140,575	2,831,181
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
Simon Property Group, Inc.	584,450	$ 90,496,237
Taubman Centers, Inc.	142,100	9,239,342
TOTAL REITS - MALLS		102,566,760
REITs - Management/Investment - 2.3%
Coresite Realty Corp.	102,399	3,141,601
Equity Lifestyle Properties, Inc.	155,441	6,110,386
Weyerhaeuser Co.	227,300	6,791,724
TOTAL REITS - MANAGEMENT/INVESTMENT		16,043,711
REITs - Mobile Home Parks - 0.8%
Sun Communities, Inc.	111,522	5,213,654
REITs - Office Buildings - 19.1%
Alexandria Real Estate Equities, Inc.	368,733	25,859,245
Boston Properties, Inc.	356,247	38,506,738
Cousins Properties, Inc.	1,386,200	14,901,650
Kilroy Realty Corp.	198,400	10,475,520
Piedmont Office Realty Trust, Inc. Class A (d)	749,400	12,492,498
SL Green Realty Corp.	296,165	27,771,392
TOTAL REITS - OFFICE BUILDINGS		130,007,043
REITs - Shopping Centers - 8.7%
Acadia Realty Trust (SBI)	51,154	1,301,869
Cedar Shopping Centers, Inc.	705,205	4,449,844
Equity One, Inc.	686,595	15,558,243
Excel Trust, Inc.	86,725	989,532
Federal Realty Investment Trust (SBI)	102,902	11,216,318
Glimcher Realty Trust	1,488,154	12,738,598
Kite Realty Group Trust	706,231	4,555,190
Vornado Realty Trust	90,483	8,309,054
TOTAL REITS - SHOPPING CENTERS		59,118,648
TOTAL REAL ESTATE INVESTMENT TRUSTS		657,773,933
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Operating Companies - 1.2%
Forest City Enterprises, Inc. Class A (a)	457,667	$ 8,324,963
TOTAL COMMON STOCKS (Cost $562,496,649)		675,155,647
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.10% (b)	8,874,804	8,874,804
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	904,025	904,025
TOTAL MONEY MARKET FUNDS (Cost $9,778,829)		9,778,829
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $572,275,478)		684,934,476
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,622,316)
NET ASSETS - 100%		$ 682,312,160
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,828
Fidelity Securities Lending Cash Central Fund	5,668
Total	$ 11,496
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $874,493) - See accompanying schedule: Unaffiliated issuers (cost $562,496,649)	$ 675,155,647
Fidelity Central Funds (cost $9,778,829)	9,778,829
Total Investments (cost $572,275,478)		$ 684,934,476
Receivable for investments sold		10,488,134
Receivable for fund shares sold		2,550,047
Dividends receivable		66,053
Distributions receivable from Fidelity Central Funds		969
Prepaid expenses		4,953
Other receivables		16,748
Total assets		698,061,380

Liabilities
Payable for investments purchased	$ 12,423,263
Payable for fund shares redeemed	1,741,356
Accrued management fee	309,740
Distribution and service plan fees payable	147,195
Other affiliated payables	176,193
Other payables and accrued expenses	47,448
Collateral on securities loaned, at value	904,025
Total liabilities		15,749,220

Net Assets		$ 682,312,160
Net Assets consist of:
Paid in capital		$ 566,171,917
Distributions in excess of net investment income		(534,286)
Accumulated undistributed net realized gain (loss) on investments		4,015,531
Net unrealized appreciation (depreciation) on investments		112,658,998
Net Assets		$ 682,312,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($225,308,312 ÷ 11,304,778 shares)	$ 19.93

Maximum offering price per share (100/94.25 of $19.93)	$ 21.15
Class T: Net Asset Value and redemption price per share ($113,008,432 ÷ 5,672,483 shares)	$ 19.92

Maximum offering price per share (100/96.50 of $19.92)	$ 20.64
Class B: Net Asset Value and offering price per share ($6,313,943 ÷ 320,511 shares)A	$ 19.70

Class C: Net Asset Value and offering price per share ($57,940,072 ÷ 2,949,260 shares)A	$ 19.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($279,741,401 ÷ 13,936,949 shares)	$ 20.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 9,358,407
Income from Fidelity Central Funds		11,496
Total income		9,369,903

Expenses
Management fee	$ 1,920,232
Transfer agent fees	963,939
Distribution and service plan fees	927,504
Accounting and security lending fees	124,795
Custodian fees and expenses	29,402
Independent trustees' compensation	9,704
Registration fees	82,226
Audit	26,892
Legal	11,368
Interest	395
Miscellaneous	4,463
Total expenses before reductions	4,100,920
Expense reductions	(18,091)	4,082,829
Net investment income (loss)		5,287,074
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,137,867
Change in net unrealized appreciation (depreciation) on investment securities		(31,861,858)
Net gain (loss)		(18,723,991)
Net increase (decrease) in net assets resulting from operations		$ (13,436,917)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,287,074	$ 7,647,889
Net realized gain (loss)	13,137,867	29,947,480
Change in net unrealized appreciation (depreciation)	(31,861,858)	6,004,617
Net increase (decrease) in net assets resulting from operations	(13,436,917)	43,599,986
Distributions to shareholders from net investment income	(7,177,325)	(7,604,308)
Distributions to shareholders from net realized gain	(17,838,487)	(5,306,125)
Total distributions	(25,015,812)	(12,910,433)
Share transactions - net increase (decrease)	(30,053,677)	86,239,926
Total increase (decrease) in net assets	(68,506,406)	116,929,479

Net Assets
Beginning of period	750,818,566	633,889,087
End of period (including distributions in excess of net investment income of $534,286 and undistributed net investment income of $1,355,965, respectively)	$ 682,312,160	$ 750,818,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.92	$ 19.83	$ 18.24	$ 14.88	$ 9.41	$ 16.39
Income from Investment Operations
Net investment income (loss) E	.15	.22	.17	.12	.19	.27
Net realized and unrealized gain (loss)	(.42)	1.27	2.02	3.37	5.46	(6.86)
Total from investment operations	(.27)	1.49	2.19	3.49	5.65	(6.59)
Distributions from net investment income	(.21)	(.23)	(.13)	(.13)	(.18)	(.36)
Distributions from net realized gain	(.52)	(.17)	(.47)	-	-	(.03)
Total distributions	(.72) I	(.40)	(.60)	(.13)	(.18)	(.39)
Net asset value, end of period	$ 19.93	$ 20.92	$ 19.83	$ 18.24	$ 14.88	$ 9.41
Total Return B, C, D	(1.07)%	7.66%	12.81%	23.63%	60.38%	(40.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.17%	1.19%	1.19%	1.23%	1.27%
Expenses net of fee waivers, if any	1.18% A	1.17%	1.19%	1.19%	1.23%	1.25%
Expenses net of all reductions	1.18% A	1.16%	1.18%	1.18%	1.22%	1.25%
Net investment income (loss)	1.52% A	1.06%	.98%	.69%	1.45%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,308	$ 246,323	$ 199,303	$ 178,978	$ 117,929	$ 62,422
Portfolio turnover rate G	78% A	63%	48%	63%	60%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.72 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.518 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.91	$ 19.82	$ 18.24	$ 14.90	$ 9.42	$ 16.40
Income from Investment Operations
Net investment income (loss) E	.13	.17	.13	.07	.15	.25
Net realized and unrealized gain (loss)	(.42)	1.28	2.02	3.38	5.47	(6.87)
Total from investment operations	(.29)	1.45	2.15	3.45	5.62	(6.62)
Distributions from net investment income	(.18)	(.19)	(.10)	(.11)	(.14)	(.33)
Distributions from net realized gain	(.52)	(.17)	(.47)	-	-	(.03)
Total distributions	(.70)	(.36)	(.57)	(.11)	(.14)	(.36)
Net asset value, end of period	$ 19.92	$ 20.91	$ 19.82	$ 18.24	$ 14.90	$ 9.42
Total Return B, C, D	(1.19)%	7.43%	12.52%	23.28%	60.02%	(40.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.38% A	1.38%	1.43%	1.44%	1.49%	1.54%
Expenses net of fee waivers, if any	1.38% A	1.38%	1.43%	1.44%	1.49%	1.50%
Expenses net of all reductions	1.38% A	1.38%	1.43%	1.44%	1.48%	1.50%
Net investment income (loss)	1.31% A	.85%	.73%	.43%	1.19%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,008	$ 114,717	$ 86,987	$ 76,785	$ 59,529	$ 40,276
Portfolio turnover rate G	78% A	63%	48%	63%	60%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.66	$ 19.59	$ 18.05	$ 14.77	$ 9.35	$ 16.26
Income from Investment Operations
Net investment income (loss) E	.07	.06	.04	(.01)	.09	.20
Net realized and unrealized gain (loss)	(.41)	1.26	2.00	3.35	5.42	(6.81)
Total from investment operations	(.34)	1.32	2.04	3.34	5.51	(6.61)
Distributions from net investment income	(.11)	(.08)	(.03)	(.06)	(.09)	(.27)
Distributions from net realized gain	(.52)	(.17)	(.47)	-	-	(.03)
Total distributions	(.62) I	(.25)	(.50)	(.06)	(.09)	(.30)
Net asset value, end of period	$ 19.70	$ 20.66	$ 19.59	$ 18.05	$ 14.77	$ 9.35
Total Return B, C, D	(1.46)%	6.84%	11.99%	22.69%	59.14%	(40.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94% A	1.92%	1.93%	1.94%	1.98%	2.04%
Expenses net of fee waivers, if any	1.94% A	1.92%	1.93%	1.94%	1.98%	2.00%
Expenses net of all reductions	1.93% A	1.91%	1.93%	1.93%	1.97%	2.00%
Net investment income (loss)	.76% A	.31%	.23%	(.07)%	.70%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,314	$ 8,697	$ 9,481	$ 11,542	$ 12,078	$ 7,933
Portfolio turnover rate G	78% A	63%	48%	63%	60%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.62 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.518 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 19.55	$ 18.03	$ 14.76	$ 9.34	$ 16.26
Income from Investment Operations
Net investment income (loss) E	.08	.07	.04	(.01)	.09	.19
Net realized and unrealized gain (loss)	(.41)	1.26	1.98	3.35	5.43	(6.81)
Total from investment operations	(.33)	1.33	2.02	3.34	5.52	(6.62)
Distributions from net investment income	(.11)	(.10)	(.03)	(.07)	(.10)	(.27)
Distributions from net realized gain	(.52)	(.17)	(.47)	-	-	(.03)
Total distributions	(.63)	(.27)	(.50)	(.07)	(.10)	(.30)
Net asset value, end of period	$ 19.65	$ 20.61	$ 19.55	$ 18.03	$ 14.76	$ 9.34
Total Return B, C, D	(1.42)%	6.89%	11.92%	22.69%	59.28%	(40.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.90%	1.93%	1.94%	1.98%	2.01%
Expenses net of fee waivers, if any	1.91% A	1.90%	1.93%	1.94%	1.98%	2.00%
Expenses net of all reductions	1.91% A	1.89%	1.93%	1.93%	1.97%	2.00%
Net investment income (loss)	.78% A	.33%	.23%	(.07)%	.71%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,940	$ 75,461	$ 55,064	$ 47,406	$ 31,204	$ 13,226
Portfolio turnover rate G	78% A	63%	48%	63%	60%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.07	$ 19.97	$ 18.36	$ 14.96	$ 9.46	$ 16.47
Income from Investment Operations
Net investment income (loss) D	.18	.28	.22	.16	.23	.30
Net realized and unrealized gain (loss)	(.42)	1.27	2.03	3.39	5.47	(6.90)
Total from investment operations	(.24)	1.55	2.25	3.55	5.70	(6.60)
Distributions from net investment income	(.24)	(.28)	(.17)	(.15)	(.20)	(.38)
Distributions from net realized gain	(.52)	(.17)	(.47)	-	-	(.03)
Total distributions	(.76)	(.45)	(.64)	(.15)	(.20)	(.41)
Net asset value, end of period	$ 20.07	$ 21.07	$ 19.97	$ 18.36	$ 14.96	$ 9.46
Total Return B, C	(.95)%	7.92%	13.12%	23.92%	60.75%	(40.03)%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.90%	.93%	.93%	.97%	1.01%
Expenses net of fee waivers, if any	.91% A	.90%	.93%	.93%	.97%	1.00%
Expenses net of all reductions	.90% A	.89%	.93%	.92%	.96%	1.00%
Net investment income (loss)	1.79% A	1.33%	1.23%	.94%	1.71%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 279,741	$ 305,619	$ 283,054	$ 174,655	$ 167,699	$ 55,177
Portfolio turnover rate F	78% A	63%	48%	63%	60%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 117,718,791
Gross unrealized depreciation	(8,971,189)
Net unrealized appreciation (depreciation) on securities and other investments	$ 108,747,602

Tax cost	$ 576,186,874

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $268,770,949 and $308,134,826, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 287,269	$ 4,176
Class T	.25%	.25%	275,876	-
Class B	.75%	.25%	36,327	27,245
Class C	.75%	.25%	328,032	78,552
			$ 927,504	$ 109,973

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,787
Class T	5,625
Class B*	4,331
Class C*	7,825
$ 51,568

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 340,507.30
Class T	136,588.25
Class B	11,005.30
Class C	91,598.28
Institutional Class	384,241.27
	$ 963,939

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,765 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,177,500.32%		$ 395

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $314 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,668. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,085 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 2,348,559	$ 2,470,657
Class T	1,004,512	882,131
Class B	37,346	35,157
Class C	367,021	295,037
Institutional Class	3,419,887	3,921,326
Total	$ 7,177,325	$ 7,604,308
From net realized gain
Class A	$ 5,987,252	$ 1,782,636
Class T	2,831,247	780,775
Class B	199,888	76,216
Class C	1,765,927	516,924
Institutional Class	7,054,173	2,149,574
Total	$ 17,838,487	$ 5,306,125

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	2,103,236	5,439,337	$ 41,889,700	$ 112,236,960
Reinvestment of distributions	415,607	203,180	7,897,271	3,981,426
Shares redeemed	(2,986,796)	(3,918,883)	(59,219,629)	(80,333,991)
Net increase (decrease)	(467,953)	1,723,634	$ (9,432,658)	$ 35,884,395
Class T
Shares sold	956,896	2,359,748	$ 18,882,848	$ 48,593,378
Reinvestment of distributions	198,611	82,685	3,772,806	1,616,132
Shares redeemed	(969,019)	(1,344,901)	(19,157,715)	(27,286,441)
Net increase (decrease)	186,488	1,097,532	$ 3,497,939	$ 22,923,069
Class B
Shares sold	3,528	112,710	$ 69,658	$ 2,287,362
Reinvestment of distributions	10,942	5,188	205,776	98,861
Shares redeemed	(114,929)	(180,971)	(2,250,796)	(3,674,862)
Net increase (decrease)	(100,459)	(63,073)	$ (1,975,362)	$ (1,288,639)
Class C
Shares sold	295,352	1,545,715	$ 5,774,377	$ 31,572,252
Reinvestment of distributions	103,592	39,180	1,942,789	747,349
Shares redeemed	(1,110,980)	(739,815)	(21,604,874)	(14,971,358)
Net increase (decrease)	(712,036)	845,080	$ (13,887,708)	$ 17,348,243
Institutional Class
Shares sold	5,258,130	10,230,645	$ 107,702,926	$ 215,528,191
Reinvestment of distributions	408,121	177,841	7,801,867	3,543,243
Shares redeemed	(6,231,903)	(10,081,938)	(123,760,681)	(207,698,576)
Net increase (decrease)	(565,652)	326,548	$ (8,255,888)	$ 11,372,858

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AREI-USAN-0314
1.789731.111

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Fidelity Advisor® Biotechnology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Communications Equipment Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Consumer Discretionary Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Electronics Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Energy Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Financial Services Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Health Care Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Industrials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Technology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Utilities Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.09%
Actual		$ 1,000.00	$ 1,227.30	$ 6.12
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55
Class T	1.41%
Actual		$ 1,000.00	$ 1,225.00	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.90%
Actual		$ 1,000.00	$ 1,222.40	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,015.63	$ 9.65
Class C	1.84%
Actual		$ 1,000.00	$ 1,223.50	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,015.93	$ 9.35
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,229.30	$ 4.55
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	14.3	14.7
Amgen, Inc.	9.2	12.3
Biogen Idec, Inc.	7.7	6.0
Celgene Corp.	5.9	7.2
Alexion Pharmaceuticals, Inc.	4.5	4.6
Intercept Pharmaceuticals, Inc.	3.6	0.5
Vertex Pharmaceuticals, Inc.	3.2	3.9
Regeneron Pharmaceuticals, Inc.	3.2	3.9
Medivation, Inc.	1.9	1.7
Pharmacyclics, Inc.	1.9	2.4
	55.4
Top Industries (% of fund's net assets)
As of January 31, 2014
Biotechnology	93.6%
Pharmaceuticals	3.1%
Health Care Providers & Services	0.3%
Life Sciences Tools & Services	0.0%†
Health Care Equipment & Supplies	0.0%†
All Others*	3.0%

As of July 31, 2013
Biotechnology	96.8%
Pharmaceuticals	1.9%
Health Care Equipment & Supplies	0.1%
Life Sciences Tools & Services	0.0%†
Personal Products	0.0%†
All Others*	1.2%

* Includes short-term investments and net other assets (liabilities).
† Amount represents less than 0.1%.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
BIOTECHNOLOGY - 93.6%
Biotechnology - 93.6%
ACADIA Pharmaceuticals, Inc. (a)(d)	379,586	$ 8,844,354
Acceleron Pharma, Inc.	308,108	14,280,806
Acorda Therapeutics, Inc. (a)	300,572	8,821,788
Actelion Ltd.	46,462	4,366,142
ADMA Biologics, Inc.	50,300	432,580
Aegerion Pharmaceuticals, Inc. (a)	282,543	16,946,929
Agenus, Inc. (a)(d)	9,425	29,123
Agenus, Inc. warrants 6/9/18 (a)	452,000	13,845
Agios Pharmaceuticals, Inc.	7,400	195,730
Agios Pharmaceuticals, Inc. (e)	5,087	134,551
Alexion Pharmaceuticals, Inc. (a)	394,144	62,562,477
Alkermes PLC (a)	294,856	14,353,590
Alnylam Pharmaceuticals, Inc. (a)	173,748	14,535,758
AMAG Pharmaceuticals, Inc. (a)	69,911	1,500,989
Ambit Biosciences Corp.	112,547	1,209,880
Amgen, Inc.	1,089,886	129,641,940
Arena Pharmaceuticals, Inc. (a)(d)	6,328	40,120
ARIAD Pharmaceuticals, Inc. (a)(d)	1,170,695	8,651,436
ArQule, Inc. (a)	950	2,176
Array BioPharma, Inc. (a)	534,904	2,572,888
Arrowhead Research Corp. (a)	238,623	3,660,477
Biogen Idec, Inc. (a)	344,156	107,596,932
BioMarin Pharmaceutical, Inc. (a)	272,238	18,751,753
Bionovo, Inc. warrants 2/2/16 (a)	56,850	204
Bluebird Bio, Inc. (d)	20,549	455,571
Cara Therapeutics, Inc. (a)	72,700	938,557
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	5,897
warrants 5/30/17 (a)	17,900	16,876
Celgene Corp. (a)	546,923	83,094,011
Cell Therapeutics, Inc. (a)	473,147	1,509,339
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	5,766
Celldex Therapeutics, Inc. (a)	413,902	10,670,394
Cepheid, Inc. (a)	55,200	2,917,872
Chimerix, Inc.	19,155	372,565
Clovis Oncology, Inc. (a)	127,534	8,293,536
Cubist Pharmaceuticals, Inc.	253,281	18,512,308
Curis, Inc. (a)	335,272	948,820
Cytokinetics, Inc. (a)	67,916	526,349
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	64,800
Dendreon Corp. (a)(d)	327,540	913,837
Dicerna Pharmaceuticals, Inc.	11,500	472,880
Dyax Corp. (a)	1,443,705	12,155,996
Dynavax Technologies Corp. (a)	5,369	9,342
Emergent BioSolutions, Inc. (a)	40,892	978,546
Enanta Pharmaceuticals, Inc.	105,390	3,855,166
Epizyme, Inc. (d)	303,633	9,230,443
Esperion Therapeutics, Inc. (d)	10,708	163,404
Exact Sciences Corp. (a)(d)	196,659	2,556,567
Exelixis, Inc. (a)(d)	263,845	1,815,254

	Shares	Value
Fate Therapeutics, Inc.	145,502	$ 836,782
Fibrocell Science, Inc. (a)	279,800	1,376,616
Genmab A/S (a)	121,900	4,838,631
Genomic Health, Inc. (a)	54,120	1,630,094
Geron Corp. (a)	1,865,420	9,364,408
Gilead Sciences, Inc. (a)	2,491,728	200,957,863
Halozyme Therapeutics, Inc. (a)(d)	225,117	3,525,332
Hyperion Therapeutics, Inc. (a)	279,121	7,837,718
Idenix Pharmaceuticals, Inc. (a)(d)	192,661	1,350,554
ImmunoGen, Inc. (a)(d)	184,438	2,764,726
Immunomedics, Inc. (a)(d)	359,932	1,745,670
Incyte Corp. (a)	259,374	16,994,184
Infinity Pharmaceuticals, Inc. (a)	199,034	2,557,587
Insys Therapeutics, Inc. (a)	33,499	1,970,746
Intercept Pharmaceuticals, Inc. (a)	168,060	50,565,893
InterMune, Inc. (a)	500,218	6,677,910
Intrexon Corp. (d)	17,700	594,189
Intrexon Corp. (a)	11,530	348,356
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	433,251	6,009,191
Isis Pharmaceuticals, Inc. (a)(d)	324,247	16,556,052
KaloBios Pharmaceuticals, Inc.	165,702	516,990
Karyopharm Therapeutics, Inc.	290,318	10,135,001
Keryx Biopharmaceuticals, Inc. (a)(d)	352,837	5,426,633
KYTHERA Biopharmaceuticals, Inc. (a)(d)	219,330	10,089,180
Lexicon Pharmaceuticals, Inc. (a)	1,437,492	2,644,985
Ligand Pharmaceuticals, Inc. Class B (a)	167,785	10,392,603
Macrogenics, Inc. (d)	97,257	3,871,801
MannKind Corp. (a)(d)	1,236,762	6,703,250
Medivation, Inc. (a)	341,421	27,177,112
Merrimack Pharmaceuticals, Inc. (a)	60,200	316,050
MiMedx Group, Inc. (a)	153,813	1,205,894
Mirati Therapeutics, Inc. (a)	25,300	526,746
Momenta Pharmaceuticals, Inc. (a)	121,037	2,166,562
Myriad Genetics, Inc. (a)(d)	156,810	4,332,660
Neurocrine Biosciences, Inc. (a)	382,847	6,542,855
NewLink Genetics Corp. (a)(d)	219,835	8,138,292
Novavax, Inc. (a)(d)	2,204,031	11,989,929
Novelos Therapeutics, Inc. (a)	137,600	48,160
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	3
NPS Pharmaceuticals, Inc. (a)	334,525	11,969,305
OncoMed Pharmaceuticals, Inc. (d)	18,700	564,179
Onconova Therapeutics, Inc. (d)	113,317	1,713,353
Ophthotech Corp. (d)	178,439	5,511,981
Opko Health, Inc. (a)(d)	850,451	6,744,076
Oragenics, Inc. (a)	250,308	936,152
Orexigen Therapeutics, Inc. (a)(d)	722,378	4,912,170
Organovo Holdings, Inc. (a)(d)	244,983	2,315,089
Osiris Therapeutics, Inc. (a)	219,071	3,419,698
OvaScience, Inc. (a)	12,800	119,808
PDL BioPharma, Inc. (d)	99,788	908,071
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Pharmacyclics, Inc. (a)	200,433	$ 26,671,619
PolyMedix, Inc. (a)	7,142	179
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc.	205,413	5,478,365
Prana Biotechnology Ltd. ADR (a)(d)	131,998	1,531,177
Progenics Pharmaceuticals, Inc. (a)	553,886	2,647,575
Prosensa Holding BV (a)	334	2,014
Protalix BioTherapeutics, Inc. (a)(d)	90,943	386,508
Prothena Corp. PLC (a)	51,700	1,599,598
PTC Therapeutics, Inc. (a)(d)	213,001	5,552,936
Puma Biotechnology, Inc. (a)	168,811	19,955,148
Raptor Pharmaceutical Corp. (a)	245,273	3,813,995
Receptos, Inc.	201,390	8,025,392
Regeneron Pharmaceuticals, Inc. (a)	153,078	44,176,780
Regulus Therapeutics, Inc. (a)	174,370	1,586,767
Rigel Pharmaceuticals, Inc. (a)	1,572	4,763
Sangamo Biosciences, Inc. (a)(d)	464,115	8,975,984
Sarepta Therapeutics, Inc. (a)(d)	132,301	3,225,498
Seattle Genetics, Inc. (a)(d)	196,850	8,830,691
Sophiris Bio, Inc. (a)	141,653	574,879
Sorrento Therapeutics, Inc. (a)	45,800	437,390
Spectrum Pharmaceuticals, Inc. (a)	363,247	3,054,907
Stemline Therapeutics, Inc.	128,093	3,221,539
Sunesis Pharmaceuticals, Inc. (a)	159,517	698,684
Synageva BioPharma Corp. (a)	68,100	6,168,498
Synergy Pharmaceuticals, Inc. (a)(d)	242,484	1,287,590
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	20,600	29,458
Synta Pharmaceuticals Corp. (a)(d)	471,286	2,516,667
Synthetic Biologics, Inc. (a)	100	197
TESARO, Inc. (a)	165,179	5,204,790
Theravance, Inc. (a)(d)	158,926	5,851,655
Threshold Pharmaceuticals, Inc. (a)	92,584	451,810
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	91,493
United Therapeutics Corp. (a)	163,894	16,818,802
Verastem, Inc. (a)(d)	154,324	1,938,309
Vertex Pharmaceuticals, Inc. (a)	559,989	44,261,531
Vical, Inc. (a)	659,862	890,814
Xencor, Inc.	205,100	1,796,676
XOMA Corp. (a)	463,026	3,597,712
ZIOPHARM Oncology, Inc. (a)(d)	486,379	2,037,928
		1,312,867,974
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	14,200	0

	Shares	Value
Aradigm Corp. (a)	351,440	$ 75,560
InVivo Therapeutics Holdings Corp. (a)	98,300	216,260
		291,820
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Services - 0.3%
Intra-Cellular Therapies, Inc.	214,254	4,156,528
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
BG Medicine, Inc. (a)(d)	75,570	91,062
ChromaDex, Inc. (a)	143,866	241,695
Transgenomic, Inc. (a)	16,258	97,548
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	1
		430,306
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	333,300	49,995
PHARMACEUTICALS - 2.9%
Pharmaceuticals - 2.9%
AcelRx Pharmaceuticals, Inc. (a)(d)	52,410	598,522
Auxilium Pharmaceuticals, Inc. (a)	101,038	2,584,552
AVANIR Pharmaceuticals Class A (a)	1,090,387	4,088,951
Horizon Pharma, Inc. (a)(d)	484,633	4,778,481
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	18,737	106,096
warrants 9/25/17 (a)	55,250	302,118
Jazz Pharmaceuticals PLC (a)	36,220	5,493,125
NeurogesX, Inc. (a)	187,202	1,835
Pacira Pharmaceuticals, Inc. (a)	104,160	7,138,085
Perrigo Co. PLC	49	7,627
Relypsa, Inc.	161,876	5,351,621
Repros Therapeutics, Inc. (a)(d)	227,500	4,265,625
TherapeuticsMD, Inc. (a)	113,400	746,172
Zogenix, Inc. (a)	1,284,991	5,692,510
Zogenix, Inc. warrants 7/27/17 (a)	32,985	29,962
		41,185,282
TOTAL COMMON STOCKS (Cost $925,464,401)		1,358,981,905
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
aTyr Pharma, Inc. 8.00% (f)	282,494	714,427
Zafgen, Inc. Series E (f)	810,900	1,761,680
		2,476,107
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.0%
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Moderna LLC Series D, 8.00% (f)	26,918	$ 574,161
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (f)	299,320	4,885
Equilibrate Worldwide Therapeutics Series D (f)	299,320	12,024
Neuropathic Worldwide Therapeutics Series D (f)	299,320	2,254
Oculus Worldwide Therapeutics Series D (f)	299,320	3,756
Orchestrate U.S. Therapeutics, Inc. Series D (f)	299,320	5,259
Orchestrate Worldwide Therapeutics Series D (f)	299,320	9,393
		37,571
TOTAL NONCONVERTIBLE PREFERRED STOCKS		611,732
TOTAL PREFERRED STOCKS (Cost $3,087,839)		3,087,839
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 0.10% (b)	30,775,863	30,775,863
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	79,168,807	79,168,807
TOTAL MONEY MARKET FUNDS (Cost $109,944,670)		109,944,670
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,038,496,910)		1,472,014,414
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(68,564,939)
NET ASSETS - 100%		$ 1,403,449,475
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,551 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,087,839 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 714,427
Equilibrate Asia Therapeutics Series D	5/17/13	$ 4,885
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 12,024
Moderna LLC Series D, 8.00%	11/6/13	$ 574,161
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 2,254
Oculus Worldwide Therapeutics Series D	5/17/13	$ 3,756
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 5,259
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 9,393
Zafgen, Inc. Series E	11/25/13	$ 1,761,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,083
Fidelity Securities Lending Cash Central Fund	629,363
Total	$ 637,446
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,358,981,905	$ 1,356,584,825	$ 1,822,201	$ 574,879
Preferred Stocks	3,087,839	-	-	3,087,839
Money Market Funds	109,944,670	109,944,670	-	-
Total Investments in Securities:	$ 1,472,014,414	$ 1,466,529,495	$ 1,822,201	$ 3,662,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $75,194,326) - See accompanying schedule: Unaffiliated issuers (cost $928,552,240)	$ 1,362,069,744
Fidelity Central Funds (cost $109,944,670)	109,944,670
Total Investments (cost $1,038,496,910)		$ 1,472,014,414
Cash		232,180
Receivable for investments sold		12,940,888
Receivable for fund shares sold		16,176,443
Distributions receivable from Fidelity Central Funds		186,754
Prepaid expenses		4,174
Other receivables		12,708
Total assets		1,501,567,561

Liabilities
Payable for investments purchased	$ 14,889,259
Payable for fund shares redeemed	2,820,669
Accrued management fee	592,760
Distribution and service plan fees payable	391,069
Other affiliated payables	220,167
Other payables and accrued expenses	35,355
Collateral on securities loaned, at value	79,168,807
Total liabilities		98,118,086

Net Assets		$ 1,403,449,475
Net Assets consist of:
Paid in capital		$ 983,780,998
Accumulated net investment loss		(6,009,107)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,839,920)
Net unrealized appreciation (depreciation) on investments		433,517,504
Net Assets		$ 1,403,449,475

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($586,380,757 ÷ 27,774,864 shares)	$ 21.11

Maximum offering price per share (100/94.25 of $21.11)	$ 22.40
Class T: Net Asset Value and redemption price per share ($94,715,209 ÷ 4,662,800 shares)	$ 20.31

Maximum offering price per share (100/96.50 of $20.31)	$ 21.05
Class B: Net Asset Value and offering price per share ($8,987,209 ÷ 475,291 shares)A	$ 18.91

Class C: Net Asset Value and offering price per share ($306,053,764 ÷ 16,162,803 shares)A	$ 18.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($407,312,536 ÷ 18,489,906 shares)	$ 22.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 970,998
Interest		2,976
Income from Fidelity Central Funds (including $629,363 from security lending)		637,446
Total income		1,611,420

Expenses
Management fee	$ 2,660,626
Transfer agent fees	1,008,371
Distribution and service plan fees	1,780,232
Accounting and security lending fees	164,780
Custodian fees and expenses	21,151
Independent trustees' compensation	11,572
Registration fees	120,953
Audit	24,298
Legal	9,286
Miscellaneous	3,639
Total expenses before reductions	5,804,908
Expense reductions	(15,746)	5,789,162
Net investment income (loss)		(4,177,742)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(350,090)
Foreign currency transactions	1,182
Total net realized gain (loss)		(348,908)
Change in net unrealized appreciation (depreciation) on investment securities		228,885,831
Net gain (loss)		228,536,923
Net increase (decrease) in net assets resulting from operations		$ 224,359,181

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,177,742)	$ (2,400,307)
Net realized gain (loss)	(348,908)	(3,418,106)
Change in net unrealized appreciation (depreciation)	228,885,831	172,587,152
Net increase (decrease) in net assets resulting from operations	224,359,181	166,768,739
Distributions to shareholders from net realized gain	(3,083,049)	(10,422,000)
Share transactions - net increase (decrease)	494,810,077	368,981,342
Redemption fees	36,378	20,216
Total increase (decrease) in net assets	716,122,587	525,348,297

Net Assets
Beginning of period	687,326,888	161,978,591
End of period (including accumulated net investment loss of $6,009,107 and accumulated net investment loss of $1,831,365, respectively)	$ 1,403,449,475	$ 687,326,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.25	$ 11.79	$ 8.81	$ 6.67	$ 6.94	$ 7.81
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.07)	(.07) H	(.08) I	(.08)
Net realized and unrealized gain (loss)	3.98	6.24	3.05	2.21	(.19)	(.79)
Total from investment operations	3.91	6.15	2.98	2.14	(.27)	(.87)
Distributions from net realized gain	(.05)	(.69)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 21.11	$ 17.25	$ 11.79	$ 8.81	$ 6.67	$ 6.94
Total Return B, C, D	22.73%	54.94%	33.83%	32.08%	(3.89)%	(11.14)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.09% A	1.15%	1.27%	1.35%	1.39%	1.40%
Expenses net of fee waivers, if any	1.09% A	1.15%	1.27%	1.35%	1.39%	1.40%
Expenses net of all reductions	1.09% A	1.14%	1.27%	1.34%	1.38%	1.40%
Net investment income (loss)	(.75)% A	(.63)%	(.73)%	(.91)% H	(1.15)% I	(1.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 586,381	$ 286,695	$ 68,993	$ 30,639	$ 20,154	$ 19,858
Portfolio turnover rate G	26% A	22%	82%	99%	130%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.63	$ 11.42	$ 8.56	$ 6.50	$ 6.78	$ 7.65
Income from Investment Operations
Net investment income (loss) E	(.09)	(.12)	(.10)	(.09) H	(.09) I	(.09)
Net realized and unrealized gain (loss)	3.82	6.02	2.96	2.15	(.19)	(.78)
Total from investment operations	3.73	5.90	2.86	2.06	(.28)	(.87)
Distributions from net realized gain	(.05)	(.69)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.31	$ 16.63	$ 11.42	$ 8.56	$ 6.50	$ 6.78
Total Return B, C, D	22.50%	54.50%	33.41%	31.69%	(4.13)%	(11.37)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.41% A	1.46%	1.56%	1.64%	1.69%	1.71%
Expenses net of fee waivers, if any	1.41% A	1.46%	1.56%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.41% A	1.46%	1.56%	1.64%	1.64%	1.65%
Net investment income (loss)	(1.08)% A	(.94)%	(1.02)%	(1.21)% H	(1.41)% I	(1.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,715	$ 67,887	$ 28,154	$ 16,454	$ 11,684	$ 13,356
Portfolio turnover rate G	26% A	22%	82%	99%	130%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.34)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.55)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.52	$ 10.75	$ 8.09	$ 6.17	$ 6.47	$ 7.34
Income from Investment Operations
Net investment income (loss) E	(.13)	(.17)	(.13)	(.12) H	(.12) I	(.12)
Net realized and unrealized gain (loss)	3.57	5.63	2.79	2.04	(.18)	(.75)
Total from investment operations	3.44	5.46	2.66	1.92	(.30)	(.87)
Distributions from net realized gain	(.05)	(.69)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 18.91	$ 15.52	$ 10.75	$ 8.09	$ 6.17	$ 6.47
Total Return B, C, D	22.24%	53.76%	32.88%	31.12%	(4.64)%	(11.85)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.90% A	1.94%	2.03%	2.10%	2.14%	2.15%
Expenses net of fee waivers, if any	1.90% A	1.94%	2.03%	2.10%	2.14%	2.15%
Expenses net of all reductions	1.90% A	1.94%	2.02%	2.09%	2.13%	2.15%
Net investment income (loss)	(1.56)% A	(1.42)%	(1.49)%	(1.66)% H	(1.90)% I	(2.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,987	$ 8,136	$ 6,349	$ 5,849	$ 6,297	$ 7,377
Portfolio turnover rate G	26% A	22%	82%	99%	130%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 10.76	$ 8.10	$ 6.18	$ 6.47	$ 7.34
Income from Investment Operations
Net investment income (loss) E	(.12)	(.17)	(.13)	(.12) H	(.12) I	(.12)
Net realized and unrealized gain (loss)	3.58	5.63	2.79	2.04	(.17)	(.75)
Total from investment operations	3.46	5.46	2.66	1.92	(.29)	(.87)
Distributions from net realized gain	(.05)	(.69)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 18.94	$ 15.53	$ 10.76	$ 8.10	$ 6.18	$ 6.47
Total Return B, C, D	22.35%	53.71%	32.84%	31.07%	(4.48)%	(11.85)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.84% A	1.88%	2.01%	2.10%	2.14%	2.15%
Expenses net of fee waivers, if any	1.84% A	1.88%	2.01%	2.10%	2.14%	2.15%
Expenses net of all reductions	1.83% A	1.87%	2.01%	2.09%	2.13%	2.15%
Net investment income (loss)	(1.50)% A	(1.36)%	(1.47)%	(1.66)% H	(1.90)% I	(2.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 306,054	$ 146,684	$ 31,710	$ 15,787	$ 11,421	$ 12,426
Portfolio turnover rate G	26% A	22%	82%	99%	130%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.97	$ 12.22	$ 9.10	$ 6.87	$ 7.12	$ 8.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.05)	(.04)	(.05) G	(.06) H	(.06)
Net realized and unrealized gain (loss)	4.15	6.49	3.16	2.28	(.19)	(.82)
Total from investment operations	4.11	6.44	3.12	2.23	(.25)	(.88)
Distributions from net realized gain	(.05)	(.69)	-	-	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.03	$ 17.97	$ 12.22	$ 9.10	$ 6.87	$ 7.12
Total Return B, C	22.93%	55.39%	34.29%	32.46%	(3.51)%	(11.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	.81% A	.85%	.95%	1.04%	1.07%	1.11%
Expenses net of fee waivers, if any	.81% A	.85%	.95%	1.04%	1.07%	1.11%
Expenses net of all reductions	.81% A	.84%	.94%	1.03%	1.06%	1.11%
Net investment income (loss)	(.47)% A	(.32)%	(.40)%	(.60)% G	(.83)% H	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 407,313	$ 177,926	$ 26,772	$ 5,903	$ 3,008	$ 1,901
Portfolio turnover rate F	26% A	22%	82%	99%	130%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.97)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 462,199,332
Gross unrealized depreciation	(33,774,277)
Net unrealized appreciation (depreciation) on securities and other investments	$ 428,425,055

Tax cost	$ 1,043,589,359

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,733,930)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $582,289,188 and $127,304,194, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 507,724	$ 7,795
Class T	.25%	.25%	192,740	-
Class B	.75%	.25%	40,552	30,486
Class C	.75%	.25%	1,039,216	657,614
			$ 1,780,232	$ 695,895

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 514,467
Class T	37,045
Class B*	6,053
Class C*	29,103
$ 586,668

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 429,856.21
Class T	110,396.29
Class B	11,068.27
Class C	215,181.21
Institutional Class	241,870.18
	$ 1,008,371

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,747 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $309 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,746 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Class A	$ 1,291,019	$ 4,291,683
Class T	234,773	1,771,667
Class B	24,488	386,626
Class C	722,215	2,278,583
Institutional Class	810,554	1,693,441
Total	$ 3,083,049	$ 10,422,000

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	14,406,994	13,694,524	$ 265,326,754	$ 191,221,226
Reinvestment of distributions	64,680	314,111	1,162,297	3,649,967
Shares redeemed	(3,316,932)	(3,240,220)	(60,752,032)	(42,003,741)
Net increase (decrease)	11,154,742	10,768,415	$ 205,737,019	$ 152,867,452
Class T
Shares sold	1,272,583	2,069,871	$ 22,563,116	$ 26,930,551
Reinvestment of distributions	13,197	149,494	228,305	1,678,816
Shares redeemed	(706,162)	(601,268)	(12,742,135)	(7,670,183)
Net increase (decrease)	579,618	1,618,097	$ 10,049,286	$ 20,939,184
Class B
Shares sold	63,924	144,734	$ 1,072,620	$ 1,825,757
Reinvestment of distributions	1,384	32,327	22,292	340,408
Shares redeemed	(114,327)	(243,257)	(1,861,949)	(2,832,185)
Net increase (decrease)	(49,019)	(66,196)	$ (767,037)	$ (666,020)
Class C
Shares sold	7,743,439	7,472,327	$ 129,327,953	$ 93,824,317
Reinvestment of distributions	36,658	172,010	591,296	1,812,981
Shares redeemed	(1,059,670)	(1,149,639)	(17,443,459)	(13,555,676)
Net increase (decrease)	6,720,427	6,494,698	$ 112,475,790	$ 82,081,622
Institutional Class
Shares sold	11,011,528	9,398,986	$ 212,936,336	$ 138,330,404
Reinvestment of distributions	35,974	114,710	674,146	1,385,697
Shares redeemed	(2,457,875)	(1,804,114)	(46,295,463)	(25,956,997)
Net increase (decrease)	8,589,627	7,709,582	$ 167,315,019	$ 113,759,104

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.40%
Actual		$ 1,000.00	$ 1,110.60	$ 7.45
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,109.00	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,106.70	$ 11.42
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,106.70	$ 11.42
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,111.80	$ 6.12
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	18.1	22.1
QUALCOMM, Inc.	16.0	15.0
Juniper Networks, Inc.	5.8	6.0
F5 Networks, Inc.	4.9	4.5
Nokia Corp. sponsored ADR	4.5	2.6
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.4	4.5
Alcatel-Lucent SA sponsored ADR	3.6	3.2
Polycom, Inc.	3.1	2.6
Riverbed Technology, Inc.	3.0	2.2
Motorola Solutions, Inc.	2.5	2.7
	65.9
Top Industries (% of fund's net assets)
As of January 31, 2014
Communications Equipment	85.3%
Semiconductors & Semiconductor Equipment	2.9%
Computers & Peripherals	2.6%
Internet Software & Services	1.8%
IT Services	1.7%
All Others*	5.7%

As of July 31, 2013
Communications Equipment	83.2%
Computers & Peripherals	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Electronic Equipment & Components	1.9%
IT Services	1.8%
All Others*	8.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 85.3%
Communications Equipment - 85.3%
ADVA Optical Networking SE (a)	17,801	$ 91,711
Alcatel-Lucent SA sponsored ADR	104,657	413,395
Anaren, Inc. (a)	3,400	95,030
Aruba Networks, Inc. (a)(d)	10,840	213,656
BlackBerry Ltd. (a)(d)	25,900	244,755
Brocade Communications Systems, Inc. (a)	18,359	171,473
Calix Networks, Inc. (a)	2,700	21,411
Cisco Systems, Inc.	93,924	2,057,875
Comtech Telecommunications Corp.	1,700	51,714
F5 Networks, Inc. (a)	5,165	552,655
Infinera Corp. (a)(d)	4,400	38,368
InterDigital, Inc.	2,900	83,375
Ixia (a)	4,900	62,671
JDS Uniphase Corp. (a)	9,900	131,571
Juniper Networks, Inc. (a)	24,888	662,270
Motorola Solutions, Inc.	4,547	290,099
NETGEAR, Inc. (a)	5,400	172,314
Nokia Corp. sponsored ADR (a)	73,420	508,066
Oclaro, Inc. (a)	7,500	20,025
Palo Alto Networks, Inc. (a)	3,400	202,130
Plantronics, Inc.	4,600	197,478
Polycom, Inc. (a)	29,799	355,502
QUALCOMM, Inc.	24,581	1,824,402
Radware Ltd. (a)	8,300	140,436
Riverbed Technology, Inc. (a)	17,558	346,244
Sonus Networks, Inc. (a)	38,000	114,000
Spirent Communications PLC	66,300	103,705
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	40,520	497,991
Wi-Lan, Inc.	16,100	48,137
		9,712,459
COMPUTERS & PERIPHERALS - 2.6%
Computer Hardware - 1.6%
Apple, Inc.	288	144,173
Super Micro Computer, Inc. (a)	1,800	37,008
		181,181
Computer Storage & Peripherals - 1.0%
EMC Corp.	2,200	53,328
QLogic Corp. (a)	4,900	56,693
		110,021
TOTAL COMPUTERS & PERIPHERALS		291,202
ELECTRONIC EQUIPMENT & COMPONENTS - 0.7%
Electronic Manufacturing Services - 0.2%
Jabil Circuit, Inc.	1,300	23,361

	Shares	Value
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	1,100	$ 56,518
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		79,879
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Vocera Communications, Inc. (a)	1,500	26,205
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
Equinix, Inc. (a)	400	74,080
Google, Inc. Class A (a)	96	113,373
Rackspace Hosting, Inc. (a)	600	21,846
		209,299
IT SERVICES - 1.7%
IT Consulting & Other Services - 1.7%
Amdocs Ltd.	4,400	190,344
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Semiconductors - 2.9%
Altera Corp.	4,500	150,435
Broadcom Corp. Class A	5,100	151,776
Semtech Corp. (a)	1,200	27,372
		329,583
SOFTWARE - 1.6%
Application Software - 0.8%
BroadSoft, Inc. (a)	1,500	45,915
Citrix Systems, Inc. (a)	800	43,256
		89,171
Systems Software - 0.8%
Rovi Corp. (a)	2,000	42,420
Symantec Corp.	2,200	47,102
		89,522
TOTAL SOFTWARE		178,693
TOTAL COMMON STOCKS (Cost $8,942,652)		11,017,664
Money Market Funds - 10.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	682,679	$ 682,679
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	544,050	544,050
TOTAL MONEY MARKET FUNDS (Cost $1,226,729)		1,226,729
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $10,169,381)		12,244,393
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(862,074)
NET ASSETS - 100%		$ 11,382,319
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 372
Fidelity Securities Lending Cash Central Fund	1,760
Total	$ 2,132
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.0%
Finland	4.5%
Sweden	4.4%
France	3.6%
Canada	2.6%
Israel	1.2%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $503,082) - See accompanying schedule: Unaffiliated issuers (cost $8,942,652)	$ 11,017,664
Fidelity Central Funds (cost $1,226,729)	1,226,729
Total Investments (cost $10,169,381)		$ 12,244,393
Cash		2,122
Receivable for investments sold		7,918,891
Receivable for fund shares sold		57,028
Dividends receivable		930
Distributions receivable from Fidelity Central Funds		170
Prepaid expenses		69
Receivable from investment adviser for expense reductions		1,765
Other receivables		565
Total assets		20,225,933

Liabilities
Payable for investments purchased	$ 105,182
Payable for fund shares redeemed	8,151,388
Accrued management fee	8,948
Distribution and service plan fees payable	4,664
Other affiliated payables	4,188
Other payables and accrued expenses	25,194
Collateral on securities loaned, at value	544,050
Total liabilities		8,843,614

Net Assets		$ 11,382,319
Net Assets consist of:
Paid in capital		$ 10,154,119
Accumulated net investment loss		(14,789)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(832,166)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,075,155
Net Assets		$ 11,382,319

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,963,237 ÷ 349,060 shares)	$ 11.35

Maximum offering price per share (100/94.25 of $11.35)	$ 12.04
Class T: Net Asset Value and redemption price per share ($3,750,127 ÷ 341,200 shares)	$ 10.99

Maximum offering price per share (100/96.50 of $10.99)	$ 11.39
Class B: Net Asset Value and offering price per share ($413,235 ÷ 40,221 shares)A	$ 10.27

Class C: Net Asset Value and offering price per share ($2,338,219 ÷ 227,696 shares)A	$ 10.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($917,501 ÷ 78,189 shares)	$ 11.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 95,983
Interest		13
Income from Fidelity Central Funds		2,132
Total income		98,128

Expenses
Management fee	$ 37,056
Transfer agent fees	19,627
Distribution and service plan fees	27,849
Accounting and security lending fees	2,657
Custodian fees and expenses	3,738
Independent trustees' compensation	163
Registration fees	45,518
Audit	24,160
Legal	199
Miscellaneous	280
Total expenses before reductions	161,247
Expense reductions	(57,174)	104,073
Net investment income (loss)		(5,945)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	587,813
Foreign currency transactions	(72)
Total net realized gain (loss)		587,741
Change in net unrealized appreciation (depreciation) on: Investment securities	957,043
Assets and liabilities in foreign currencies	143
Total change in net unrealized appreciation (depreciation)		957,186
Net gain (loss)		1,544,927
Net increase (decrease) in net assets resulting from operations		$ 1,538,982

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,945)	$ (7,046)
Net realized gain (loss)	587,741	329,684
Change in net unrealized appreciation (depreciation)	957,186	2,517,574
Net increase (decrease) in net assets resulting from operations	1,538,982	2,840,212
Distributions to shareholders from net investment income	-	(3,925)
Share transactions - net increase (decrease)	(1,128,999)	(1,708,594)
Redemption fees	77	1,030
Total increase (decrease) in net assets	410,060	1,128,723

Net Assets
Beginning of period	10,972,259	9,843,536
End of period (including accumulated net investment loss of $14,789 and accumulated net investment loss of $8,844, respectively)	$ 11,382,319	$ 10,972,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 7.71	$ 9.73	$ 8.67	$ 7.28	$ 7.82
Income from Investment Operations
Net investment income (loss) E	- J	.02	(.01)	(.06)	(.11)	.02 H
Net realized and unrealized gain (loss)	1.13	2.50	(1.81)	1.12	1.50	(.56)
Total from investment operations	1.13	2.52	(1.82)	1.06	1.39	(.54)
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	-	-	(.20)	-	-	-
Total distributions	-	(.01)	(.20)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.35	$ 10.22	$ 7.71	$ 9.73	$ 8.67	$ 7.28
Total Return B, C, D	11.06%	32.65%	(18.88)%	12.23%	19.09%	(6.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.32% A	2.22%	1.96%	1.64%	1.90%	3.15%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.37%	1.39%	1.39%	1.38%	1.40%
Net investment income (loss)	.08% A	.18%	(.16)%	(.60)%	(1.32)%	.26% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,963	$ 3,962	$ 3,568	$ 8,787	$ 4,860	$ 3,476
Portfolio turnover rate G	164% A	33%	79%	101%	106%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 7.49	$ 9.48	$ 8.46	$ 7.13	$ 7.68
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.03)	(.09)	(.13)	- H, J
Net realized and unrealized gain (loss)	1.09	2.43	(1.76)	1.11	1.46	(.55)
Total from investment operations	1.08	2.42	(1.79)	1.02	1.33	(.55)
Distributions from net realized gain	-	-	(.20)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.99	$ 9.91	$ 7.49	$ 9.48	$ 8.46	$ 7.13
Total Return B, C, D	10.90%	32.31%	(19.06)%	12.06%	18.65%	(7.16)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.60% A	2.52%	2.27%	1.97%	2.20%	3.52%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.62%	1.64%	1.64%	1.63%	1.65%
Net investment income (loss)	(.17)% A	(.07)%	(.41)%	(.85)%	(1.57)%	.01% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,750	$ 3,342	$ 2,843	$ 4,607	$ 3,273	$ 2,396
Portfolio turnover rate G	164% A	33%	79%	101%	106%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 7.05	$ 8.99	$ 8.06	$ 6.83	$ 7.39
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	(.07)	(.13)	(.16)	(.03) H
Net realized and unrealized gain (loss)	1.02	2.28	(1.67)	1.06	1.39	(.53)
Total from investment operations	.99	2.23	(1.74)	.93	1.23	(.56)
Distributions from net realized gain	-	-	(.20)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.27	$ 9.28	$ 7.05	$ 8.99	$ 8.06	$ 6.83
Total Return B, C, D	10.67%	31.63%	(19.56)%	11.54%	18.01%	(7.58)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.06% A	3.00%	2.71%	2.47%	2.68%	3.98%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.13%	2.13%	2.14%	2.13%	2.15%
Net investment income (loss)	(.67)% A	(.57)%	(.91)%	(1.35)%	(2.07)%	(.49)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 413	$ 480	$ 570	$ 1,316	$ 1,408	$ 1,281
Portfolio turnover rate G	164% A	33%	79%	101%	106%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 7.05	$ 8.98	$ 8.06	$ 6.82	$ 7.38
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	(.07)	(.13)	(.16)	(.03) H
Net realized and unrealized gain (loss)	1.02	2.28	(1.66)	1.05	1.40	(.53)
Total from investment operations	.99	2.23	(1.73)	.92	1.24	(.56)
Distributions from net realized gain	-	-	(.20)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.27	$ 9.28	$ 7.05	$ 8.98	$ 8.06	$ 6.82
Total Return B, C, D	10.67%	31.63%	(19.47)%	11.41%	18.18%	(7.59)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.08% A	2.98%	2.71%	2.40%	2.67%	3.63%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.12%	2.14%	2.14%	2.13%	2.15%
Net investment income (loss)	(.67)% A	(.57)%	(.91)%	(1.35)%	(2.07)%	(.49)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,338	$ 2,334	$ 2,142	$ 5,866	$ 3,029	$ 2,792
Portfolio turnover rate G	164% A	33%	79%	101%	106%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 7.95	$ 10.00	$ 8.88	$ 7.45	$ 7.98
Income from Investment Operations
Net investment income (loss) D	.02	.04	.01	(.04)	(.09)	.03 G
Net realized and unrealized gain (loss)	1.16	2.58	(1.86)	1.16	1.52	(.56)
Total from investment operations	1.18	2.62	(1.85)	1.12	1.43	(.53)
Distributions from net investment income	-	(.02)	-	-	-	-
Distributions from net realized gain	-	-	(.20)	-	-	-
Total distributions	-	(.02)	(.20)	-	-	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.73	$ 10.55	$ 7.95	$ 10.00	$ 8.88	$ 7.45
Total Return B, C	11.18%	32.92%	(18.66)%	12.61%	19.19%	(6.64)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.68% A	1.93%	1.66%	1.22%	1.54%	2.44%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14% A	1.12%	1.13%	1.14%	1.13%	1.15%
Net investment income (loss)	.32% A	.43%	.10%	(.35)%	(1.07)%	.51% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 918	$ 855	$ 721	$ 2,855	$ 1,717	$ 957
Portfolio turnover rate F	164% A	33%	79%	101%	106%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,376,747
Gross unrealized depreciation	(342,922)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,033,825

Tax cost	$ 10,210,568

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,351,318)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,584,575 and $10,335,194, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,866	$ 31
Class T	.25%	.25%	8,820	-
Class B	.75%	.25%	2,175	1,631
Class C	.75%	.25%	11,988	2,519
			$ 27,849	$ 4,181

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,138
Class T	867
Class B*	1,168
Class C*	137
$ 3,310

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,089.31
Class T	6,200.35
Class B	681.31
Class C	3,833.32
Institutional Class	2,824.18
	$ 19,627

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,090 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,760. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 17,973
Class T	1.65%	16,911
Class B	2.15%	1,986
Class C	2.15%	11,255
Institutional Class	1.15%	8,423
		$ 56,548

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $621 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ -	$ 2,612
Institutional Class	-	1,313
Total	$ -	$ 3,925

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	32,794	119,229	$ 357,040	$ 1,075,395
Reinvestment of distributions	-	272	-	2,398
Shares redeemed	(71,346)	(194,578)	(758,467)	(1,739,434)
Net increase (decrease)	(38,552)	(75,077)	$ (401,427)	$ (661,641)
Class T
Shares sold	22,621	54,310	$ 235,638	$ 477,965
Shares redeemed	(18,778)	(96,623)	(196,365)	(817,480)
Net increase (decrease)	3,843	(42,313)	$ 39,273	$ (339,515)
Class B
Shares sold	63	612	$ 624	$ 4,500
Shares redeemed	(11,496)	(29,754)	(110,275)	(242,910)
Net increase (decrease)	(11,433)	(29,142)	$ (109,651)	$ (238,410)
Class C
Shares sold	23,810	99,311	$ 232,965	$ 848,531
Shares redeemed	(47,687)	(151,640)	(469,953)	(1,232,762)
Net increase (decrease)	(23,877)	(52,329)	$ (236,988)	$ (384,231)
Institutional Class
Shares sold	714,211	37,292	$ 7,985,052	$ 354,493
Reinvestment of distributions	-	122	-	1,105
Shares redeemed	(717,065)	(47,116)	(8,405,258)	(440,395)
Net increase (decrease)	(2,854)	(9,702)	$ (420,206)	$ (84,797)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 1,052.40	$ 6.47
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.55%
Actual		$ 1,000.00	$ 1,051.00	$ 8.01
Hypothetical A		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.06%
Actual		$ 1,000.00	$ 1,048.00	$ 10.63
Hypothetical A		$ 1,000.00	$ 1,014.82	$ 10.46
Class C	2.02%
Actual		$ 1,000.00	$ 1,048.90	$ 10.43
Hypothetical A		$ 1,000.00	$ 1,015.02	$ 10.26
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,053.80	$ 4.97
Hypothetical A		$ 1,000.00	$ 1,020.37	$ 4.89

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	6.1	4.7
Target Corp.	4.7	0.0
McDonald's Corp.	4.1	0.0
Dollar General Corp.	3.8	2.9
Twenty-First Century Fox, Inc. Class A	3.7	4.3
DIRECTV	3.7	1.7
Lowe's Companies, Inc.	3.5	3.5
Yum! Brands, Inc.	3.4	3.1
Dollar Tree, Inc.	3.1	2.3
Time Warner, Inc.	3.1	3.5
	39.2
Top Industries (% of fund's net assets)
As of January 31, 2014
Specialty Retail	27.2%
Media	22.0%
Hotels, Restaurants & Leisure	14.8%
Multiline Retail	11.6%
Textiles, Apparel & Luxury Goods	9.4%
All Others*	15.0%

As of July 31, 2013
Specialty Retail	32.4%
Media	26.6%
Hotels, Restaurants & Leisure	10.8%
Textiles, Apparel & Luxury Goods	9.5%
Multiline Retail	5.2%
All Others*	15.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AUTO COMPONENTS - 3.1%
Auto Parts & Equipment - 3.1%
Delphi Automotive PLC	37,584	$ 2,288,490
TRW Automotive Holdings Corp. (a)	20,446	1,516,071
		3,804,561
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Diversified Support Services - 1.9%
KAR Auction Services, Inc.	82,204	2,286,915
HOTELS, RESTAURANTS & LEISURE - 14.8%
Hotels, Resorts & Cruise Lines - 3.2%
Marriott International, Inc. Class A	28,050	1,382,865
Wyndham Worldwide Corp.	35,311	2,504,962
		3,887,827
Restaurants - 11.6%
Bloomin' Brands, Inc. (a)	28,746	660,296
Burger King Worldwide, Inc.	95,721	2,329,849
McDonald's Corp.	53,077	4,998,261
Texas Roadhouse, Inc. Class A	83,741	2,030,719
Yum! Brands, Inc.	60,814	4,083,660
		14,102,785
TOTAL HOTELS, RESTAURANTS & LEISURE		17,990,612
HOUSEHOLD DURABLES - 4.9%
Homebuilding - 2.8%
NVR, Inc. (a)	2,890	3,333,355
Housewares & Specialties - 2.1%
Jarden Corp. (a)	42,268	2,555,101
TOTAL HOUSEHOLD DURABLES		5,888,456
INTERNET & CATALOG RETAIL - 4.2%
Internet Retail - 4.2%
Liberty Interactive Corp. Series A (a)	84,068	2,245,456
priceline.com, Inc. (a)	2,530	2,896,572
		5,142,028
MEDIA - 22.0%
Broadcasting - 1.7%
Discovery Communications, Inc. Class A (a)	25,300	2,018,434
Cable & Satellite - 6.7%
DIRECTV (a)	64,552	4,481,845
DISH Network Corp. Class A (a)	19,179	1,081,312
Liberty Global PLC Class A (a)	32,879	2,628,018
		8,191,175
Movies & Entertainment - 13.6%
The Madison Square Garden Co. Class A (a)	15,374	892,153
The Walt Disney Co.	101,706	7,384,872

	Shares	Value
Time Warner, Inc.	58,790	$ 3,693,776
Twenty-First Century Fox, Inc. Class A	142,233	4,525,854
		16,496,655
TOTAL MEDIA		26,706,264
MULTILINE RETAIL - 11.6%
General Merchandise Stores - 11.6%
Dollar General Corp. (a)	82,964	4,672,532
Dollar Tree, Inc. (a)	74,809	3,779,351
Target Corp.	100,103	5,669,834
		14,121,717
SPECIALTY RETAIL - 27.2%
Apparel Retail - 10.0%
Abercrombie & Fitch Co. Class A	28,002	990,711
Foot Locker, Inc.	82,551	3,186,469
L Brands, Inc.	25,201	1,319,524
Ross Stores, Inc.	50,079	3,400,865
TJX Companies, Inc.	55,808	3,201,147
		12,098,716
Automotive Retail - 4.8%
AutoZone, Inc. (a)	6,836	3,384,230
O'Reilly Automotive, Inc. (a)	18,807	2,463,341
		5,847,571
Home Improvement Retail - 3.5%
Lowe's Companies, Inc.	90,548	4,191,467
Homefurnishing Retail - 1.6%
Williams-Sonoma, Inc.	36,626	1,996,850
Specialty Stores - 7.3%
Cabela's, Inc. Class A (a)	33,516	2,240,880
Dick's Sporting Goods, Inc.	43,463	2,281,808
PetSmart, Inc.	32,389	2,040,507
Sally Beauty Holdings, Inc. (a)	81,395	2,309,990
		8,873,185
TOTAL SPECIALTY RETAIL		33,007,789
TEXTILES, APPAREL & LUXURY GOODS - 9.4%
Apparel, Accessories & Luxury Goods - 7.4%
Fossil Group, Inc. (a)	4,300	480,869
PVH Corp.	19,823	2,396,006
Ralph Lauren Corp.	14,225	2,231,760
Swatch Group AG (Bearer) (Reg.)	16,753	1,721,218
VF Corp.	37,704	2,203,799
		9,033,652
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Footwear - 2.0%
NIKE, Inc. Class B	5,853	$ 426,391
Wolverine World Wide, Inc.	69,596	1,941,728
		2,368,119
TOTAL TEXTILES, APPAREL & LUXURY GOODS		11,401,771
TOTAL COMMON STOCKS (Cost $105,510,737)		120,350,113
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.10% (b) (Cost $1,422,932)	1,422,932	1,422,932
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $106,933,669)		121,773,045
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(326,030)
NET ASSETS - 100%		$ 121,447,015
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,204
Fidelity Securities Lending Cash Central Fund	2,510
Total	$ 3,714
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $105,510,737)	$ 120,350,113
Fidelity Central Funds (cost $1,422,932)	1,422,932
Total Investments (cost $106,933,669)		$ 121,773,045
Receivable for investments sold		1,221,903
Receivable for fund shares sold		727,358
Dividends receivable		59,475
Distributions receivable from Fidelity Central Funds		187
Prepaid expenses		561
Other receivables		14,993
Total assets		123,797,522

Liabilities
Payable for investments purchased	$ 2,006,584
Payable for fund shares redeemed	187,130
Distributions payable	36
Accrued management fee	57,574
Distribution and service plan fees payable	41,200
Other affiliated payables	27,164
Other payables and accrued expenses	30,819
Total liabilities		2,350,507

Net Assets		$ 121,447,015
Net Assets consist of:
Paid in capital		$ 102,010,816
Accumulated net investment loss		(275,700)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,872,575
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,839,324
Net Assets		$ 121,447,015

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($60,911,284 ÷ 3,202,871 shares)	$ 19.02

Maximum offering price per share (100/94.25 of $19.02)	$ 20.18
Class T: Net Asset Value and redemption price per share ($18,490,307 ÷ 1,022,222 shares)	$ 18.09

Maximum offering price per share (100/96.50 of $18.09)	$ 18.75
Class B: Net Asset Value and offering price per share ($2,263,363 ÷ 139,610 shares)A	$ 16.21

Class C: Net Asset Value and offering price per share ($21,244,300 ÷ 1,308,537 shares)A	$ 16.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,537,761 ÷ 917,978 shares)	$ 20.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 496,550
Income from Fidelity Central Funds		3,714
Total income		500,264

Expenses
Management fee	$ 306,086
Transfer agent fees	133,852
Distribution and service plan fees	222,712
Accounting and security lending fees	21,610
Custodian fees and expenses	12,515
Independent trustees' compensation	1,421
Registration fees	44,849
Audit	33,769
Legal	1,289
Miscellaneous	704
Total expenses before reductions	778,807
Expense reductions	(2,843)	775,964
Net investment income (loss)		(275,700)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,225,459
Foreign currency transactions	(54)
Total net realized gain (loss)		8,225,405
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,239,808)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(3,239,799)
Net gain (loss)		4,985,606
Net increase (decrease) in net assets resulting from operations		$ 4,709,906

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (275,700)	$ (195,793)
Net realized gain (loss)	8,225,405	9,882,077
Change in net unrealized appreciation (depreciation)	(3,239,799)	10,583,809
Net increase (decrease) in net assets resulting from operations	4,709,906	20,270,093
Distributions to shareholders from net realized gain	(8,442,076)	(6,688,896)
Share transactions - net increase (decrease)	31,663,730	16,864,514
Redemption fees	1,931	6,411
Total increase (decrease) in net assets	27,933,491	30,452,122

Net Assets
Beginning of period	93,513,524	63,061,402
End of period (including accumulated net investment loss of $275,700 and $0, respectively)	$ 121,447,015	$ 93,513,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 16.22	$ 16.00	$ 12.75	$ 10.26	$ 11.41
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.01	(.02)	(.02)	.04
Net realized and unrealized gain (loss)	1.01	5.04	1.07	3.27	2.51	(1.16)
Total from investment operations	.98	5.02	1.08	3.25	2.49	(1.12)
Distributions from net investment income	-	-	(.03)	-	-	(.03)
Distributions from net realized gain	(1.55)	(1.65)	(.83)	-	-	-
Total distributions	(1.55)	(1.65)	(.86)	-	-	(.03)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.02	$ 19.59	$ 16.22	$ 16.00	$ 12.75	$ 10.26
Total Return B, C, D	5.24%	33.65%	7.96%	25.49%	24.27%	(9.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.25% A	1.31%	1.38%	1.39%	1.44%	1.62%
Expenses net of fee waivers, if any	1.25% A	1.31%	1.38%	1.39%	1.40%	1.40%
Expenses net of all reductions	1.24% A	1.29%	1.37%	1.38%	1.39%	1.40%
Net investment income (loss)	(.34)% A	(.10)%	.04%	(.15)%	(.15)%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,911	$ 45,292	$ 26,547	$ 23,447	$ 19,423	$ 13,010
Portfolio turnover rate G	136% A	146%	217%	179%	163%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.68	$ 15.57	$ 15.43	$ 12.32	$ 9.94	$ 11.07
Income from Investment Operations
Net investment income (loss) E	(.06)	(.06)	(.03)	(.06)	(.05)	.01
Net realized and unrealized gain (loss)	.97	4.81	1.02	3.17	2.43	(1.12)
Total from investment operations	.91	4.75	.99	3.11	2.38	(1.11)
Distributions from net investment income	-	-	(.02)	-	-	(.02)
Distributions from net realized gain	(1.50)	(1.64)	(.83)	-	-	-
Total distributions	(1.50)	(1.64)	(.85)	-	-	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 18.09	$ 18.68	$ 15.57	$ 15.43	$ 12.32	$ 9.94
Total Return B, C, D	5.10%	33.25%	7.62%	25.24%	23.94%	(10.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.60%	1.64%	1.66%	1.71%	1.89%
Expenses net of fee waivers, if any	1.55% A	1.60%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.55% A	1.58%	1.63%	1.64%	1.64%	1.65%
Net investment income (loss)	(.65)% A	(.39)%	(.23)%	(.40)%	(.40)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,490	$ 15,613	$ 10,447	$ 9,897	$ 8,018	$ 6,738
Portfolio turnover rate G	136% A	146%	217%	179%	163%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.85	$ 14.23	$ 14.23	$ 11.42	$ 9.26	$ 10.35
Income from Investment Operations
Net investment income (loss) E	(.10)	(.13)	(.10)	(.12)	(.10)	(.03)
Net realized and unrealized gain (loss)	.87	4.36	.93	2.93	2.26	(1.06)
Total from investment operations	.77	4.23	.83	2.81	2.16	(1.09)
Distributions from net realized gain	(1.41)	(1.61)	(.83)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.21	$ 16.85	$ 14.23	$ 14.23	$ 11.42	$ 9.26
Total Return B, C, D	4.80%	32.61%	7.11%	24.61%	23.33%	(10.53)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06% A	2.09%	2.13%	2.15%	2.21%	2.38%
Expenses net of fee waivers, if any	2.06% A	2.09%	2.13%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.05% A	2.07%	2.12%	2.13%	2.14%	2.15%
Net investment income (loss)	(1.15)% A	(.88)%	(.72)%	(.90)%	(.90)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,263	$ 2,389	$ 2,577	$ 3,170	$ 3,643	$ 3,550
Portfolio turnover rate G	136% A	146%	217%	179%	163%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.90	$ 14.27	$ 14.26	$ 11.44	$ 9.27	$ 10.37
Income from Investment Operations
Net investment income (loss) E	(.09)	(.12)	(.09)	(.12)	(.10)	(.03)
Net realized and unrealized gain (loss)	.87	4.37	.93	2.94	2.27	(1.07)
Total from investment operations	.78	4.25	.84	2.82	2.17	(1.10)
Distributions from net realized gain	(1.44)	(1.62)	(.83)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.24	$ 16.90	$ 14.27	$ 14.26	$ 11.44	$ 9.27
Total Return B, C, D	4.89%	32.68%	7.17%	24.65%	23.41%	(10.61)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.02% A	2.04%	2.09%	2.11%	2.12%	2.38%
Expenses net of fee waivers, if any	2.02% A	2.04%	2.09%	2.11%	2.12%	2.15%
Expenses net of all reductions	2.01% A	2.02%	2.08%	2.09%	2.11%	2.15%
Net investment income (loss)	(1.11)% A	(.83)%	(.68)%	(.86)%	(.87)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,244	$ 17,176	$ 13,507	$ 7,341	$ 9,288	$ 2,955
Portfolio turnover rate G	136% A	146%	217%	179%	163%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.72	$ 17.04	$ 16.72	$ 13.27	$ 10.66	$ 11.84
Income from Investment Operations
Net investment income (loss) D	(.01)	.04	.07	.03	.02	.06
Net realized and unrealized gain (loss)	1.07	5.32	1.13	3.42	2.60	(1.20)
Total from investment operations	1.06	5.36	1.20	3.45	2.62	(1.14)
Distributions from net investment income	-	-	(.05)	-	(.01)	(.04)
Distributions from net realized gain	(1.59)	(1.68)	(.83)	-	-	-
Total distributions	(1.59)	(1.68)	(.88)	-	(.01)	(.04)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 20.19	$ 20.72	$ 17.04	$ 16.72	$ 13.27	$ 10.66
Total Return B, C	5.38%	34.06%	8.33%	26.00%	24.62%	(9.59)%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	.97%	1.00%	1.03%	1.09%	1.15%
Expenses net of fee waivers, if any	.96% A	.97%	1.00%	1.03%	1.09%	1.15%
Expenses net of all reductions	.96% A	.96%	.99%	1.01%	1.08%	1.15%
Net investment income (loss)	(.05)% A	.24%	.41%	.22%	.16%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,538	$ 13,044	$ 9,984	$ 9,406	$ 9,013	$ 5,990
Portfolio turnover rate F	136% A	146%	217%	179%	163%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,122,838
Gross unrealized depreciation	(2,740,715)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,382,123

Tax cost	$ 107,390,922

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $97,244,173 and $73,624,094, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 67,737	$ 1,457
Class T	.25%	.25%	43,982	-
Class B	.75%	.25%	11,872	8,904
Class C	.75%	.25%	99,121	28,401
			$ 222,712	$ 38,762

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,209
Class T	4,470
Class B*	541
Class C*	1,511
$ 40,731

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 63,204.23
Class T	25,556.29
Class B	3,479.29
Class C	24,868.25
Institutional Class	16,745.20
	$ 133,852

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,903 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $12,476.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,510. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,842 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Class A	$ 4,039,405	$ 2,760,192
Class T	1,360,265	1,156,068
Class B	196,098	276,657
Class C	1,615,723	1,553,543
Institutional Class	1,230,585	942,436
Total	$ 8,442,076	$ 6,688,896

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	1,158,890	1,258,652	$ 22,715,014	$ 22,336,491
Reinvestment of distributions	185,416	153,097	3,485,073	2,439,799
Shares redeemed	(453,953)	(736,031)	(8,832,289)	(12,466,044)
Net increase (decrease)	890,353	675,718	$ 17,367,798	$ 12,310,246
Class T
Shares sold	186,487	212,852	$ 3,479,109	$ 3,581,408
Reinvestment of distributions	73,668	73,194	1,316,540	1,114,024
Shares redeemed	(73,694)	(121,300)	(1,366,641)	(1,949,037)
Net increase (decrease)	186,461	164,746	$ 3,429,008	$ 2,746,395
Class B
Shares sold	12,303	14,257	$ 203,613	$ 220,513
Reinvestment of distributions	9,369	16,131	150,012	223,127
Shares redeemed	(23,827)	(69,701)	(398,608)	(1,023,777)
Net increase (decrease)	(2,155)	(39,313)	$ (44,983)	$ (580,137)
Class C
Shares sold	316,380	555,264	$ 5,314,596	$ 8,601,818
Reinvestment of distributions	89,038	102,005	1,432,315	1,411,723
Shares redeemed	(113,095)	(587,502)	(1,878,591)	(8,790,601)
Net increase (decrease)	292,323	69,767	$ 4,868,320	$ 1,222,940
Institutional Class
Shares sold	497,230	404,001	$ 10,374,436	$ 7,620,195
Reinvestment of distributions	51,438	46,665	1,028,758	784,588
Shares redeemed	(260,165)	(407,175)	(5,359,607)	(7,239,713)
Net increase (decrease)	288,503	43,491	$ 6,043,587	$ 1,165,070

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.40%
Actual		$ 1,000.00	$ 1,122.90	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,121.40	$ 8.82
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,118.40	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,119.70	$ 11.49
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,124.50	$ 6.16
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	10.8	10.0
Broadcom Corp. Class A	10.2	8.5
Analog Devices, Inc.	6.7	3.2
Altera Corp.	5.7	4.6
Maxim Integrated Products, Inc.	4.0	3.5
NXP Semiconductors NV	3.7	1.5
Freescale Semiconductor Holdings I Ltd.	3.3	0.7
Xilinx, Inc.	3.2	3.2
Intersil Corp. Class A	2.9	4.7
ON Semiconductor Corp.	2.8	3.4
	53.3
Top Industries (% of fund's net assets)
As of January 31, 2014
Semiconductors & Semiconductor Equipment	82.2%
Electronic Equipment & Components	8.0%
Communications Equipment	2.7%
Computers & Peripherals	2.4%
Software	0.9%
All Others*	3.8%

As of July 31, 2013
Semiconductors & Semiconductor Equipment	71.3%
Electronic Equipment & Components	8.8%
Communications Equipment	7.6%
Computers & Peripherals	3.8%
Internet Software & Services	0.9%
All Others*	7.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Electronics Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$ 1
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Office Services & Supplies - 0.4%
West Corp.	2,534	58,586
COMMUNICATIONS EQUIPMENT - 2.7%
Communications Equipment - 2.7%
Cisco Systems, Inc.	8,588	188,163
NETGEAR, Inc. (a)	1,576	50,290
Polycom, Inc. (a)	3,622	43,210
QUALCOMM, Inc.	2,439	181,023
		462,686
COMPUTERS & PERIPHERALS - 2.4%
Computer Hardware - 0.4%
Apple, Inc.	134	67,080
Computer Storage & Peripherals - 2.0%
EMC Corp.	13,767	333,712
TOTAL COMPUTERS & PERIPHERALS		400,792
ELECTRONIC EQUIPMENT & COMPONENTS - 8.0%
Electronic Components - 1.9%
Aeroflex Holding Corp. (a)	36,527	251,671
Audience, Inc. (a)	1,227	13,963
Corning, Inc.	355	6,110
InvenSense, Inc. (a)(d)	3,022	59,503
		331,247
Electronic Manufacturing Services - 6.1%
Flextronics International Ltd. (a)	43,268	352,634
Jabil Circuit, Inc.	18,269	328,294
Multi-Fineline Electronix, Inc. (a)	1,965	27,117
TTM Technologies, Inc. (a)	39,346	315,161
Viasystems Group, Inc. (a)	12	157
		1,023,363
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,354,610
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
Demand Media, Inc. (a)	8,589	49,559
Rackspace Hosting, Inc. (a)	600	21,846
		71,405
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 82.2%
Semiconductor Equipment - 3.8%
GT Advanced Technologies, Inc. (a)	6,318	64,886
Lam Research Corp. (a)	6,559	331,951

	Shares	Value
Teradyne, Inc. (a)(d)	10,449	$ 196,546
Tessera Technologies, Inc.	2,641	52,424
		645,807
Semiconductors - 78.4%
Advanced Micro Devices, Inc. (a)(d)	26,344	90,360
Altera Corp.	29,022	970,205
Analog Devices, Inc.	23,315	1,125,415
Applied Micro Circuits Corp. (a)	2,553	25,785
Avago Technologies Ltd.	6,077	332,047
Broadcom Corp. Class A	57,726	1,717,926
Cavium, Inc. (a)	4,000	148,680
Cypress Semiconductor Corp.	32,482	326,119
Entropic Communications, Inc. (a)	10,531	43,914
EZchip Semiconductor Ltd. (a)	3,710	90,487
Fairchild Semiconductor International, Inc. (a)	11,385	145,273
Freescale Semiconductor Holdings I Ltd. (a)	30,755	557,588
Inphi Corp. (a)	7,218	82,863
Intel Corp.	74,206	1,821,015
Intermolecular, Inc. (a)	8,063	32,494
Intersil Corp. Class A	42,955	487,110
MagnaChip Semiconductor Corp. (a)	1,704	26,940
Marvell Technology Group Ltd.	23,662	353,274
Maxim Integrated Products, Inc.	22,498	680,789
Micron Technology, Inc. (a)	17,385	400,550
Motech Industries, Inc. (a)	1	2
NVIDIA Corp.	21,874	343,422
NXP Semiconductors NV (a)	12,973	627,245
O2Micro International Ltd. sponsored ADR (a)	10,021	32,067
Omnivision Technologies, Inc. (a)	3,774	58,082
ON Semiconductor Corp. (a)	57,488	480,600
Pericom Semiconductor Corp. (a)	1,272	10,532
PMC-Sierra, Inc. (a)	43,906	287,584
RF Micro Devices, Inc. (a)	31,605	168,455
Samsung Electronics Co. Ltd.	406	475,915
Semtech Corp. (a)	8,621	196,645
Skyworks Solutions, Inc. (a)	9,436	285,439
Spansion, Inc. Class A (a)	3,494	52,410
Texas Instruments, Inc.	3,504	148,570
Trident Microsystems, Inc. (a)	19	0
Wolfson Microelectronics PLC (a)	25,817	57,295
Xilinx, Inc.	11,465	532,205
		13,215,302
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		13,861,109
SOFTWARE - 0.9%
Application Software - 0.9%
BroadSoft, Inc. (a)	49	1,500
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Citrix Systems, Inc. (a)	1,385	$ 74,887
Nuance Communications, Inc. (a)(d)	4,634	71,039
		147,426
TOTAL COMMON STOCKS (Cost $17,518,900)		16,356,615
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.10% (b)	212,237	212,237
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	296,872	296,872
TOTAL MONEY MARKET FUNDS (Cost $509,109)		509,109
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,028,009)		16,865,724
NET OTHER ASSETS (LIABILITIES) - 0.0%		69
NET ASSETS - 100%		$ 16,865,793
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 368
Fidelity Securities Lending Cash Central Fund	4,801
Total	$ 5,169
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 16,356,615	$ 15,880,697	$ 475,918	$ -
Money Market Funds	509,109	509,109	-	-
Total Investments in Securities:	$ 16,865,724	$ 16,389,806	$ 475,918	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.0%
Bermuda	5.4%
Singapore	4.1%
Netherlands	3.7%
Korea (South)	2.8%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $283,429) - See accompanying schedule: Unaffiliated issuers (cost $17,518,900)	$ 16,356,615
Fidelity Central Funds (cost $509,109)	509,109

Total Investments (cost $18,028,009)		$ 16,865,724
Cash		64,987
Receivable for investments sold		318,169
Receivable for fund shares sold		22,971
Dividends receivable		3,417
Distributions receivable from Fidelity Central Funds		377
Prepaid expenses		92
Receivable from investment adviser for expense reductions		5,652
Other receivables		1,107
Total assets		17,282,496

Liabilities
Payable for investments purchased	$ 49,521
Payable for fund shares redeemed	17,299
Accrued management fee	7,647
Distribution and service plan fees payable	6,181
Other affiliated payables	4,284
Other payables and accrued expenses	34,899
Collateral on securities loaned, at value	296,872
Total liabilities		416,703

Net Assets		$ 16,865,793
Net Assets consist of:
Paid in capital		$ 23,691,280
Accumulated net investment loss		(50,489)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,612,664)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,162,334)
Net Assets		$ 16,865,793

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,734,195 ÷ 580,470 shares)	$ 11.60

Maximum offering price per share (100/94.25 of $11.60)	$ 12.31
Class T: Net Asset Value and redemption price per share ($4,322,158 ÷ 383,351 shares)	$ 11.27

Maximum offering price per share (100/96.50 of $11.27)	$ 11.68
Class B: Net Asset Value and offering price per share ($284,429 ÷ 26,883 shares)A	$ 10.58

Class C: Net Asset Value and offering price per share ($3,342,831 ÷ 316,294 shares)A	$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,182,180 ÷ 181,655 shares)	$ 12.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 103,438
Interest		932
Income from Fidelity Central Funds		5,169
Total income		109,539

Expenses
Management fee	$ 45,060
Transfer agent fees	24,636
Distribution and service plan fees	35,053
Accounting and security lending fees	3,217
Custodian fees and expenses	23,273
Independent trustees' compensation	218
Registration fees	45,648
Audit	24,170
Legal	255
Miscellaneous	302
Total expenses before reductions	201,832
Expense reductions	(74,455)	127,377
Net investment income (loss)		(17,838)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,724,246
Foreign currency transactions	1,155
Total net realized gain (loss)		1,725,401
Change in net unrealized appreciation (depreciation) on: Investment securities	166,520
Assets and liabilities in foreign currencies	(42)
Total change in net unrealized appreciation (depreciation)		166,478
Net gain (loss)		1,891,879
Net increase (decrease) in net assets resulting from operations		$ 1,874,041

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (17,838)	$ (41,761)
Net realized gain (loss)	1,725,401	(680,452)
Change in net unrealized appreciation (depreciation)	166,478	3,203,673
Net increase (decrease) in net assets resulting from operations	1,874,041	2,481,460
Share transactions - net increase (decrease)	(935,171)	(3,915,862)
Redemption fees	301	1,278
Total increase (decrease) in net assets	939,171	(1,433,124)

Net Assets
Beginning of period	15,926,622	17,359,746
End of period (including accumulated net investment loss of $50,489 and accumulated net investment loss of $32,651, respectively)	$ 16,865,793	$ 15,926,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.45	$ 8.93	$ 7.14	$ 6.59	$ 6.79
Income from Investment Operations
Net investment income (loss) E	- I	(.01)	(.05)	(.04)	(.01)	.04
Net realized and unrealized gain (loss)	1.27	1.89	(.43)	1.83	.59	(.24)
Total from investment operations	1.27	1.88	(.48)	1.79	.58	(.20)
Distributions from net investment income	-	-	-	-	(.03)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.60	$ 10.33	$ 8.45	$ 8.93	$ 7.14	$ 6.59
Total Return B, C, D	12.29%	22.25%	(5.38)%	25.07%	8.74%	(2.95)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.31% A	2.18%	1.88%	1.89%	1.97%	2.44%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.38% A	1.37%	1.39%	1.39%	1.39%	1.40%
Net investment income (loss)	(.04)% A	(.07)%	(.53)%	(.40)%	(.15)%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,734	$ 5,833	$ 6,000	$ 7,537	$ 5,394	$ 5,433
Portfolio turnover rate G	173% A	179%	140%	166%	87%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 8.24	$ 8.73	$ 7.00	$ 6.46	$ 6.67
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.07)	(.06)	(.03)	.02
Net realized and unrealized gain (loss)	1.24	1.84	(.42)	1.79	.58	(.23)
Total from investment operations	1.22	1.81	(.49)	1.73	.55	(.21)
Distributions from net investment income	-	-	-	-	(.01)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.27	$ 10.05	$ 8.24	$ 8.73	$ 7.00	$ 6.46
Total Return B, C, D	12.14%	21.97%	(5.61)%	24.71%	8.50%	(3.15)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.61% A	2.48%	2.23%	2.25%	2.26%	2.77%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.62%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	(.29)% A	(.32)%	(.78)%	(.65)%	(.40)%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,322	$ 3,756	$ 3,909	$ 4,476	$ 3,862	$ 4,195
Portfolio turnover rate G	173% A	179%	140%	166%	87%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 7.79	$ 8.29	$ 6.69	$ 6.19	$ 6.43
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.10)	(.09)	(.06)	- I
Net realized and unrealized gain (loss)	1.16	1.74	(.40)	1.69	.56	(.24)
Total from investment operations	1.12	1.67	(.50)	1.60	.50	(.24)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.58	$ 9.46	$ 7.79	$ 8.29	$ 6.69	$ 6.19
Total Return B, C, D	11.84%	21.44%	(6.03)%	23.92%	8.08%	(3.73)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.07% A	2.95%	2.70%	2.76%	2.73%	3.22%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.12%	2.15%	2.14%	2.15%	2.15%
Net investment income (loss)	(.79)% A	(.82)%	(1.29)%	(1.15)%	(.90)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 284	$ 306	$ 459	$ 691	$ 1,073	$ 1,197
Portfolio turnover rate G	173% A	179%	140%	166%	87%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 7.78	$ 8.29	$ 6.68	$ 6.18	$ 6.42
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.10)	(.09)	(.06)	- I
Net realized and unrealized gain (loss)	1.17	1.73	(.41)	1.70	.56	(.24)
Total from investment operations	1.13	1.66	(.51)	1.61	.50	(.24)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.57	$ 9.44	$ 7.78	$ 8.29	$ 6.68	$ 6.18
Total Return B, C, D	11.97%	21.34%	(6.15)%	24.10%	8.09%	(3.74)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.06% A	2.93%	2.65%	2.70%	2.72%	3.21%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.13% A	2.12%	2.14%	2.14%	2.14%	2.15%
Net investment income (loss)	(.79)% A	(.82)%	(1.28)%	(1.15)%	(.90)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,343	$ 3,157	$ 3,721	$ 3,836	$ 3,256	$ 3,016
Portfolio turnover rate G	173% A	179%	140%	166%	87%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 8.72	$ 9.19	$ 7.33	$ 6.75	$ 6.94
Income from Investment Operations
Net investment income (loss) D	.01	.02	(.02)	(.01)	.01	.05
Net realized and unrealized gain (loss)	1.32	1.94	(.45)	1.87	.60	(.24)
Total from investment operations	1.33	1.96	(.47)	1.86	.61	(.19)
Distributions from net investment income	-	-	-	-	(.03)	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.01	$ 10.68	$ 8.72	$ 9.19	$ 7.33	$ 6.75
Total Return B, C	12.45%	22.48%	(5.11)%	25.38%	9.10%	(2.74)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.89% A	1.86%	1.55%	1.42%	1.64%	2.16%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14% A	1.12%	1.14%	1.14%	1.14%	1.15%
Net investment income (loss)	.21% A	.18%	(.28)%	(.15)%	.11%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,182	$ 2,874	$ 3,271	$ 1,765	$ 645	$ 367
Portfolio turnover rate F	173% A	179%	140%	166%	87%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 763,357
Gross unrealized depreciation	(2,151,929)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,388,572)

Tax cost	$ 18,254,296

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (310,663)
2017	(5,202,838)
Total with expiration	$ (5,513,501)
No expiration
Long-term	(661,002)
Total capital loss carryforward	$ (6,174,503)

The Fund intends to elect to defer to its fiscal year ending July 31, 2014, approximately $922,950 of capital losses recognized during the period November 1, 2012 to July 31, 2013.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,461,330 and $13,932,240, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,752	$ 71
Class T	.25%	.25%	9,908	-
Class B	.75%	.25%	1,476	1,109
Class C	.75%	.25%	15,917	1,546
			$ 35,053	$ 2,726

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,582
Class T	1,500
Class B*	142
Class C*	173
$ 3,397

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,564.31
Class T	7,208.36
Class B	457.31
Class C	4,880.31
Institutional Class	2,527.19
	$ 24,636

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,602 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments

Semiannual Report

7. Security Lending - continued

received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,801. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 28,189
Class T	1.65%	19,070
Class B	2.15%	1,344
Class C	2.15%	14,422
Institutional Class	1.15%	9,915
		$ 72,940

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,515 for the period.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	62,544	137,609	$ 680,414	$ 1,216,436
Shares redeemed	(46,820)	(283,233)	(507,053)	(2,448,434)
Net increase (decrease)	15,724	(145,624)	$ 173,361	$ (1,231,998)
Class T
Shares sold	57,578	112,240	$ 607,692	$ 987,721
Shares redeemed	(47,974)	(212,855)	(497,354)	(1,812,736)
Net increase (decrease)	9,604	(100,615)	$ 110,338	$ (825,015)
Class B
Shares sold	65	678	$ 636	$ 4,830
Shares redeemed	(5,533)	(27,225)	(55,232)	(220,563)
Net increase (decrease)	(5,468)	(26,547)	$ (54,596)	$ (215,733)
Class C
Shares sold	33,531	96,174	$ 332,209	$ 799,164
Shares redeemed	(51,526)	(240,043)	(507,518)	(1,893,943)
Net increase (decrease)	(17,995)	(143,869)	$ (175,309)	$ (1,094,779)
Institutional Class
Shares sold	53,245	228,631	$ 593,231	$ 2,347,005
Shares redeemed	(140,640)	(334,852)	(1,582,196)	(2,895,342)
Net increase (decrease)	(87,395)	(106,221)	$ (988,965)	$ (548,337)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.14%
Actual		$ 1,000.00	$ 1,015.10	$ 5.79
HypotheticalA		$ 1,000.00	$ 1,019.46	$ 5.80
Class T	1.35%
Actual		$ 1,000.00	$ 1,014.20	$ 6.85
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class B	1.92%
Actual		$ 1,000.00	$ 1,011.10	$ 9.73
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.88%
Actual		$ 1,000.00	$ 1,011.50	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.73	$ 9.55
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,016.90	$ 4.42
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	11.3	7.9
Exxon Mobil Corp.	10.0	14.8
EOG Resources, Inc.	7.5	4.0
Schlumberger Ltd.	5.8	3.8
Anadarko Petroleum Corp.	4.9	3.9
ConocoPhillips Co.	4.0	0.0
Cabot Oil & Gas Corp.	3.0	1.9
Halliburton Co.	2.9	5.4
Cimarex Energy Co.	2.9	2.0
Noble Energy, Inc.	2.8	2.6
	55.1
Top Industries (% of fund's net assets)
As of January 31, 2014
Oil, Gas & Consumable Fuels	80.0%
Energy Equipment & Services	18.6%
Construction & Engineering	0.2%
Metals & Mining	0.1%
All Others*	1.1%

As of July 31, 2013
Oil, Gas & Consumable Fuels	74.5%
Energy Equipment & Services	21.8%
Hotels, Restaurants & Leisure	0.0%†
All Others*	3.7%

* Includes short-term investments and net other assets (liabilities).
† Amount represents less than 0.1%.

Semiannual Report

Fidelity Advisor Energy Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
URS Corp.	33,100	$ 1,661,620
ENERGY EQUIPMENT & SERVICES - 18.6%
Oil & Gas Drilling - 1.4%
Ocean Rig UDW, Inc. (United States) (a)	42,700	731,878
Odfjell Drilling A/S	553,878	3,158,740
Pacific Drilling SA (a)	65,049	653,742
Vantage Drilling Co. (a)	1,887,530	3,076,674
Xtreme Drilling & Coil Services Corp. (a)	599,002	1,989,951
		9,610,985
Oil & Gas Equipment & Services - 17.2%
Cameron International Corp. (a)	216,945	13,010,192
Core Laboratories NV	17,048	3,050,228
Dril-Quip, Inc. (a)	13,191	1,326,487
FMC Technologies, Inc. (a)	309,744	15,313,743
Forum Energy Technologies, Inc. (a)	158,075	3,970,844
Halliburton Co.	404,314	19,815,429
National Oilwell Varco, Inc.	193,465	14,511,810
Oceaneering International, Inc.	47,873	3,262,545
Schlumberger Ltd.	454,175	39,772,105
Total Energy Services, Inc.	53,200	926,671
Weatherford International Ltd. (a)	200,546	2,715,393
		117,675,447
TOTAL ENERGY EQUIPMENT & SERVICES		127,286,432
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
U.S. Silica Holdings, Inc.	23,500	696,070
OIL, GAS & CONSUMABLE FUELS - 80.0%
Coal & Consumable Fuels - 1.6%
Alpha Natural Resources, Inc. (a)	84,300	478,824
Peabody Energy Corp.	610,418	10,407,627
		10,886,451
Integrated Oil & Gas - 26.5%
Chevron Corp.	692,157	77,265,483
Exxon Mobil Corp.	747,035	68,846,746
Hess Corp.	168,631	12,729,954
Occidental Petroleum Corp.	110,584	9,683,841
Suncor Energy, Inc.	412,960	13,566,964
		182,092,988
Oil & Gas Exploration & Production - 42.6%
Anadarko Petroleum Corp.	412,783	33,307,460
Bankers Petroleum Ltd. (a)	1,046,700	4,022,335
Bill Barrett Corp. (a)	51,333	1,437,837
Bonanza Creek Energy, Inc. (a)	103,425	4,210,432
Cabot Oil & Gas Corp.	523,515	20,930,130

	Shares	Value
Cimarex Energy Co.	200,147	$ 19,610,403
Cobalt International Energy, Inc. (a)	367,324	6,013,094
Concho Resources, Inc. (a)	7,000	684,530
ConocoPhillips Co.	419,993	27,278,545
Continental Resources, Inc. (a)(d)	109,534	12,070,647
Emerald Oil, Inc. (a)	56,000	429,520
Energen Corp.	16,543	1,169,921
EOG Resources, Inc.	312,243	51,595,033
EPL Oil & Gas, Inc. (a)	64,562	1,734,781
EQT Corp.	139,007	12,901,240
Evolution Petroleum Corp.	60,495	796,114
Gulfport Energy Corp. (a)	57,578	3,509,379
Halcon Resources Corp. (a)	300,000	1,011,000
Kodiak Oil & Gas Corp. (a)	570,163	6,049,429
Laredo Petroleum Holdings, Inc. (a)	161,594	3,997,836
Noble Energy, Inc.	312,408	19,472,391
Northern Oil & Gas, Inc. (a)	204,993	2,980,598
Oasis Petroleum, Inc. (a)	27,958	1,168,924
Painted Pony Petroleum Ltd. (a)	142,700	937,880
PDC Energy, Inc. (a)	157,488	7,852,352
Pioneer Natural Resources Co.	88,316	14,953,665
Rex Energy Corp. (a)	1,515	28,543
Sanchez Energy Corp. (a)(d)	140,300	3,856,847
SM Energy Co.	111,308	9,211,850
Southwestern Energy Co. (a)	42,692	1,737,137
Synergy Resources Corp. (a)	115,015	993,730
TAG Oil Ltd. (a)	446,700	1,307,512
Tullow Oil PLC	49,300	640,655
Whiting Petroleum Corp. (a)	250,250	14,609,595
		292,511,345
Oil & Gas Refining & Marketing - 3.9%
Marathon Petroleum Corp.	137,759	11,991,921
Phillips 66 Co.	103,799	7,586,669
Tesoro Corp.	28,690	1,478,109
Valero Energy Corp.	69,600	3,556,560
World Fuel Services Corp.	40,833	1,744,386
		26,357,645
Oil & Gas Storage & Transport - 5.4%
Access Midstream Partners LP	159,602	8,945,692
Atlas Pipeline Partners LP	96,400	3,222,652
Magellan Midstream Partners LP	63,586	4,225,926
Markwest Energy Partners LP	50,104	3,516,800
MPLX LP	40,594	1,867,730
Phillips 66 Partners LP	63,769	2,386,874
Spectra Energy Corp.	53,886	1,937,202
Targa Resources Corp.	48,147	4,347,193
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
The Williams Companies, Inc.	159,396	$ 6,453,944
Valero Energy Partners LP	3,100	110,205
		37,014,218
TOTAL OIL, GAS & CONSUMABLE FUELS		548,862,647
TOTAL COMMON STOCKS (Cost $614,166,879)		678,506,769
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.10% (b)	5,081,972	5,081,972
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	12,944,200	12,944,200
TOTAL MONEY MARKET FUNDS (Cost $18,026,172)		18,026,172
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $632,193,051)	696,532,941
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(10,267,497)
NET ASSETS - 100%	$ 686,265,444
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,342
Fidelity Securities Lending Cash Central Fund	40,978
Total	$ 48,320
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.9%
Curacao	5.8%
Canada	4.2%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,799,816) - See accompanying schedule: Unaffiliated issuers (cost $614,166,879)	$ 678,506,769
Fidelity Central Funds (cost $18,026,172)	18,026,172
Total Investments (cost $632,193,051)		$ 696,532,941
Receivable for investments sold		15,738,013
Receivable for fund shares sold		1,462,077
Dividends receivable		75,455
Distributions receivable from Fidelity Central Funds		2,702
Prepaid expenses		4,356
Other receivables		13,855
Total assets		713,829,399

Liabilities
Payable for investments purchased	$ 12,289,395
Payable for fund shares redeemed	1,545,005
Accrued management fee	324,695
Distribution and service plan fees payable	255,735
Other affiliated payables	168,533
Other payables and accrued expenses	36,392
Collateral on securities loaned, at value	12,944,200
Total liabilities		27,563,955

Net Assets		$ 686,265,444
Net Assets consist of:
Paid in capital		$ 619,054,608
Accumulated net investment loss		(1,862,137)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,733,214
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		64,339,759
Net Assets		$ 686,265,444

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($280,571,504 ÷ 7,162,123 shares)	$ 39.17

Maximum offering price per share (100/94.25 of $39.17)	$ 41.56
Class T: Net Asset Value and redemption price per share ($213,902,699 ÷ 5,344,816 shares)	$ 40.02

Maximum offering price per share (100/96.50 of $40.02)	$ 41.47
Class B: Net Asset Value and offering price per share ($17,332,441 ÷ 478,615 shares)A	$ 36.21

Class C: Net Asset Value and offering price per share ($103,371,983 ÷ 2,833,712 shares)A	$ 36.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($71,086,817 ÷ 1,728,553 shares)	$ 41.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,370,373
Income from Fidelity Central Funds		48,320
Total income		5,418,693

Expenses
Management fee	$ 1,978,136
Transfer agent fees	903,498
Distribution and service plan fees	1,559,328
Accounting and security lending fees	128,335
Custodian fees and expenses	15,389
Independent trustees' compensation	9,749
Registration fees	55,902
Audit	25,907
Legal	10,505
Miscellaneous	4,072
Total expenses before reductions	4,690,821
Expense reductions	(9,821)	4,681,000
Net investment income (loss)		737,693
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,633,892
Foreign currency transactions	1,045
Total net realized gain (loss)		30,634,937
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,967,282)
Assets and liabilities in foreign currencies	(71)
Total change in net unrealized appreciation (depreciation)		(20,967,353)
Net gain (loss)		9,667,584
Net increase (decrease) in net assets resulting from operations		$ 10,405,277

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 737,693	$ 2,837,213
Net realized gain (loss)	30,634,937	68,491,304
Change in net unrealized appreciation (depreciation)	(20,967,353)	51,387,693
Net increase (decrease) in net assets resulting from operations	10,405,277	122,716,210
Distributions to shareholders from net investment income	(2,028,434)	(2,261,471)
Distributions to shareholders from net realized gain	(32,994,104)	-
Total distributions	(35,022,538)	(2,261,471)
Share transactions - net increase (decrease)	22,410,840	(79,579,362)
Redemption fees	7,694	15,482
Total increase (decrease) in net assets	(2,198,727)	40,890,859

Net Assets
Beginning of period	688,464,171	647,573,312
End of period (including accumulated net investment loss of $1,862,137 and accumulated net investment loss of $571,396, respectively)	$ 686,265,444	$ 688,464,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.59	$ 33.71	$ 40.17	$ 27.70	$ 25.82	$ 50.24
Income from Investment Operations
Net investment income (loss) E	.08	.23	.25	.11	(.05)	(.04)
Net realized and unrealized gain (loss)	.59	6.81	(6.50)	12.47	1.93	(17.48)
Total from investment operations	.67	7.04	(6.25)	12.58	1.88	(17.52)
Distributions from net investment income	(.17)	(.16)	(.21)	(.11)	-	-
Distributions from net realized gain	(1.93)	-	-	-	-	(6.90)
Total distributions	(2.09) J	(.16)	(.21)	(.11)	-	(6.90)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.17	$ 40.59	$ 33.71	$ 40.17	$ 27.70	$ 25.82
Total Return B, C, D	1.51%	20.94%	(15.58)%	45.46%	7.28%	(38.86)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.16%	1.17%	1.16%	1.20%	1.22%
Expenses net of fee waivers, if any	1.14% A	1.16%	1.17%	1.16%	1.20%	1.22%
Expenses net of all reductions	1.14% A	1.15%	1.17%	1.16%	1.19%	1.21%
Net investment income (loss)	.38% A	.61%	.72%	.30%	(.16)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,572	$ 279,798	$ 253,332	$ 331,120	$ 214,407	$ 216,595
Portfolio turnover rate G	112% A	68%	88%	91%	103%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.09 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.929 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 41.38	$ 34.40	$ 41.04	$ 28.33	$ 26.47	$ 51.40
Income from Investment Operations
Net investment income (loss) E	.03	.15	.18	.03	(.11)	(.10)
Net realized and unrealized gain (loss)	.62	6.95	(6.65)	12.75	1.97	(17.93)
Total from investment operations	.65	7.10	(6.47)	12.78	1.86	(18.03)
Distributions from net investment income	(.08)	(.12)	(.17)	(.07)	-	-
Distributions from net realized gain	(1.93)	-	-	-	-	(6.90)
Total distributions	(2.01)	(.12)	(.17)	(.07)	-	(6.90)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.02	$ 41.38	$ 34.40	$ 41.04	$ 28.33	$ 26.47
Total Return B, C, D	1.42%	20.70%	(15.77)%	45.16%	7.03%	(38.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.35% A	1.36%	1.38%	1.37%	1.41%	1.45%
Expenses net of fee waivers, if any	1.35% A	1.36%	1.38%	1.37%	1.41%	1.45%
Expenses net of all reductions	1.35% A	1.35%	1.38%	1.37%	1.41%	1.45%
Net investment income (loss)	.16% A	.40%	.50%	.09%	(.37)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,903	$ 223,248	$ 215,488	$ 290,512	$ 219,051	$ 224,376
Portfolio turnover rate G	112% A	68%	88%	91%	103%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.65	$ 31.41	$ 37.61	$ 26.06	$ 24.48	$ 48.35
Income from Investment Operations
Net investment income (loss) E	(.08)	(.05)	(.01)	(.15)	(.25)	(.22)
Net realized and unrealized gain (loss)	.56	6.34	(6.09)	11.71	1.83	(16.75)
Total from investment operations	.48	6.29	(6.10)	11.56	1.58	(16.97)
Distributions from net investment income	-	(.05)	(.10)	(.01)	-	-
Distributions from net realized gain	(1.92)	-	-	-	-	(6.90)
Total distributions	(1.92)	(.05)	(.10)	(.01)	-	(6.90)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.21	$ 37.65	$ 31.41	$ 37.61	$ 26.06	$ 24.48
Total Return B, C, D	1.11%	20.04%	(16.22)%	44.38%	6.45%	(39.31)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.92%	1.92%	1.93%	1.96%	1.96%
Expenses net of fee waivers, if any	1.92% A	1.92%	1.92%	1.93%	1.96%	1.96%
Expenses net of all reductions	1.92% A	1.91%	1.92%	1.92%	1.95%	1.96%
Net investment income (loss)	(.41)% A	(.15)%	(.03)%	(.46)%	(.92)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,332	$ 20,551	$ 28,558	$ 49,793	$ 44,330	$ 47,795
Portfolio turnover rate G	112% A	68%	88%	91%	103%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.92	$ 31.63	$ 37.88	$ 26.25	$ 24.65	$ 48.63
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	(.01)	(.15)	(.25)	(.21)
Net realized and unrealized gain (loss)	.57	6.38	(6.13)	11.80	1.85	(16.87)
Total from investment operations	.50	6.34	(6.14)	11.65	1.60	(17.08)
Distributions from net investment income	(.01)	(.05)	(.11)	(.02)	-	-
Distributions from net realized gain	(1.93)	-	-	-	-	(6.90)
Total distributions	(1.94)	(.05)	(.11)	(.02)	-	(6.90)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.48	$ 37.92	$ 31.63	$ 37.88	$ 26.25	$ 24.65
Total Return B, C, D	1.15%	20.08%	(16.22)%	44.38%	6.49%	(39.31)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.88% A	1.90%	1.92%	1.90%	1.94%	1.96%
Expenses net of fee waivers, if any	1.88% A	1.90%	1.92%	1.90%	1.94%	1.96%
Expenses net of all reductions	1.87% A	1.88%	1.91%	1.89%	1.93%	1.95%
Net investment income (loss)	(.36)% A	(.13)%	(.03)%	(.43)%	(.90)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,372	$ 99,833	$ 93,504	$ 133,476	$ 90,596	$ 86,650
Portfolio turnover rate G	112% A	68%	88%	91%	103%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 42.55	$ 35.28	$ 41.95	$ 28.87	$ 26.83	$ 51.76
Income from Investment Operations
Net investment income (loss) D	.14	.35	.37	.23	.04	.03
Net realized and unrealized gain (loss)	.64	7.12	(6.79)	12.99	2.00	(18.06)
Total from investment operations	.78	7.47	(6.42)	13.22	2.04	(18.03)
Distributions from net investment income	(.27)	(.20)	(.25)	(.14)	-	-
Distributions from net realized gain	(1.93)	-	-	-	-	(6.90)
Total distributions	(2.20)	(.20)	(.25)	(.14)	-	(6.90)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 41.13	$ 42.55	$ 35.28	$ 41.95	$ 28.87	$ 26.83
Total Return B, C	1.69%	21.26%	(15.31)%	45.87%	7.60%	(38.68)%
Ratios to Average Net Assets E, G
Expenses before reductions	.87% A	.88%	.86%	.86%	.90%	.95%
Expenses net of fee waivers, if any	.87% A	.88%	.86%	.86%	.90%	.95%
Expenses net of all reductions	.86% A	.86%	.85%	.85%	.90%	.94%
Net investment income (loss)	.65% A	.89%	1.03%	.60%	.14%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,087	$ 65,034	$ 56,692	$ 54,024	$ 27,338	$ 18,631
Portfolio turnover rate F	112% A	68%	88%	91%	103%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 89,691,334
Gross unrealized depreciation	(27,101,677)
Net unrealized appreciation (depreciation) on securities and other investments	$ 62,589,657

Tax cost	$ 633,943,284

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $394,462,122 and $387,977,875, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 366,289	$ 2,966
Class T	.25%	.25%	566,653	-
Class B	.75%	.25%	98,203	73,871
Class C	.75%	.25%	528,183	79,271
			$ 1,559,328	$ 156,108

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50,722
Class T	11,430
Class B*	10,297
Class C*	2,608
$ 75,057

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 391,929.27
Class T	259,860.23
Class B	29,622.30
Class C	133,936.25
Institutional Class	88,151.24
	$ 903,498

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,776 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $303 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $40,978. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,802 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 1,151,718	$ 1,079,554
Class T	407,949	706,555
Class B	-	36,766
Class C	21,756	148,895
Institutional Class	447,011	289,701
Total	$ 2,028,434	$ 2,261,471
From net realized gain
Class A	$ 13,468,949	$ -
Class T	10,162,438	-
Class B	951,726	-
Class C	5,213,642	-
Institutional Class	3,197,349	-
Total	$ 32,994,104	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	879,317	1,740,823	$ 36,548,957	$ 65,442,879
Reinvestment of distributions	321,215	27,199	13,089,815	963,658
Shares redeemed	(932,201)	(2,390,270)	(38,679,614)	(87,941,708)
Net increase (decrease)	268,331	(622,248)	$ 10,959,158	$ (21,535,171)
Class T
Shares sold	224,580	467,358	$ 9,527,119	$ 17,841,598
Reinvestment of distributions	243,465	18,548	10,134,907	670,876
Shares redeemed	(518,360)	(1,355,160)	(22,023,100)	(50,748,604)
Net increase (decrease)	(50,315)	(869,254)	$ (2,361,074)	$ (32,236,130)
Class B
Shares sold	5,631	13,140	$ 217,625	$ 454,110
Reinvestment of distributions	22,691	989	856,078	32,636
Shares redeemed	(95,615)	(377,487)	(3,672,719)	(13,045,539)
Net increase (decrease)	(67,293)	(363,358)	$ (2,599,016)	$ (12,558,793)
Class C
Shares sold	335,410	525,111	$ 13,034,571	$ 18,433,044
Reinvestment of distributions	118,313	3,815	4,495,308	126,850
Shares redeemed	(252,797)	(851,939)	(9,803,374)	(29,267,435)
Net increase (decrease)	200,926	(323,013)	$ 7,726,505	$ (10,707,541)
Institutional Class
Shares sold	475,868	923,636	$ 20,689,299	$ 35,802,942
Reinvestment of distributions	75,999	6,056	3,249,427	224,624
Shares redeemed	(351,556)	(1,008,582)	(15,253,459)	(38,569,293)
Net increase (decrease)	200,311	(78,890)	$ 8,685,267	$ (2,541,727)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.26%
Actual		$ 1,000.00	$ 1,060.90	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.41
Class T	1.51%
Actual		$ 1,000.00	$ 1,059.20	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Class B	2.01%
Actual		$ 1,000.00	$ 1,055.90	$ 10.42
HypotheticalA		$ 1,000.00	$ 1,015.07	$ 10.21
Class C	1.97%
Actual		$ 1,000.00	$ 1,056.80	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,063.00	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	5.4	5.3
U.S. Bancorp	5.1	4.8
JPMorgan Chase & Co.	4.8	5.0
Citigroup, Inc.	4.8	5.0
Wells Fargo & Co.	4.6	4.2
Capital One Financial Corp.	3.9	4.2
American Tower Corp.	3.5	2.8
MetLife, Inc.	2.8	2.7
Simon Property Group, Inc.	2.4	2.6
Invesco Ltd.	2.3	2.3
	39.6
Top Industries (% of fund's net assets)
As of January 31, 2014
Diversified Financial Services	22.3%
Insurance	16.6%
Commercial Banks	16.4%
Capital Markets	14.2%
Real Estate Investment Trusts	10.2%
All Others*	20.3%

As of July 31, 2013
Commercial Banks	19.9%
Insurance	19.4%
Diversified Financial Services	18.9%
Capital Markets	12.0%
Real Estate Investment Trusts	10.1%
All Others*	19.7%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CAPITAL MARKETS - 14.2%
Asset Management & Custody Banks - 11.1%
Affiliated Managers Group, Inc. (a)	11,214	$ 2,234,277
Ameriprise Financial, Inc.	22,100	2,334,644
BlackRock, Inc. Class A	4,806	1,444,059
Carlyle Group LP	9,900	344,619
Franklin Resources, Inc.	54,450	2,831,945
Invesco Ltd.	112,338	3,735,239
Oaktree Capital Group LLC Class A	27,500	1,606,275
The Blackstone Group LP	98,365	3,221,454
		17,752,512
Investment Banking & Brokerage - 3.1%
E*TRADE Financial Corp. (a)	80,300	1,607,606
FXCM, Inc. Class A (d)	52,200	894,708
Raymond James Financial, Inc.	48,400	2,464,044
		4,966,358
TOTAL CAPITAL MARKETS		22,718,870
COMMERCIAL BANKS - 16.4%
Diversified Banks - 9.7%
U.S. Bancorp	204,708	8,133,049
Wells Fargo & Co.	160,548	7,279,246
		15,412,295
Regional Banks - 6.7%
BB&T Corp.	76,200	2,850,642
CIT Group, Inc.	16,100	749,455
CoBiz, Inc.	57,191	603,937
Commerce Bancshares, Inc.	35,435	1,540,359
Fifth Third Bancorp	112,340	2,361,387
M&T Bank Corp. (d)	15,670	1,747,362
Popular, Inc. (a)	34,800	918,720
		10,771,862
TOTAL COMMERCIAL BANKS		26,184,157
CONSUMER FINANCE - 6.2%
Consumer Finance - 6.2%
Capital One Financial Corp.	88,238	6,230,485
Santander Consumer U.S.A. Holdings, Inc.	4,300	110,209
SLM Corp.	122,115	2,779,337
Springleaf Holdings, Inc.	34,500	826,620
		9,946,651
DIVERSIFIED CONSUMER SERVICES - 1.1%
Specialized Consumer Services - 1.1%
H&R Block, Inc.	57,800	1,757,120
DIVERSIFIED FINANCIAL SERVICES - 22.3%
Multi-Sector Holdings - 2.2%
Berkshire Hathaway, Inc. Class B (a)	30,969	3,456,140

	Shares	Value
Other Diversified Financial Services - 15.0%
Bank of America Corp.	512,156	$ 8,578,613
Citigroup, Inc.	161,565	7,663,028
JPMorgan Chase & Co.	139,531	7,724,436
		23,966,077
Specialized Finance - 5.1%
IntercontinentalExchange Group, Inc.	16,564	3,458,398
McGraw-Hill Companies, Inc.	40,100	3,049,204
MSCI, Inc. Class A (a)	36,082	1,541,423
		8,049,025
TOTAL DIVERSIFIED FINANCIAL SERVICES		35,471,242
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Facilities - 0.3%
Brookdale Senior Living, Inc. (a)	15,400	422,884
INSURANCE - 16.6%
Insurance Brokers - 2.1%
Brown & Brown, Inc.	15,900	500,691
Marsh & McLennan Companies, Inc.	62,900	2,875,159
		3,375,850
Life & Health Insurance - 4.2%
MetLife, Inc.	92,326	4,528,590
Prudential PLC	48,155	969,368
Torchmark Corp.	16,200	1,217,430
		6,715,388
Multi-Line Insurance - 0.5%
HCC Insurance Holdings, Inc.	19,850	851,764
Property & Casualty Insurance - 8.4%
ACE Ltd.	13,719	1,286,979
Allied World Assurance Co. Holdings Ltd.	19,600	2,017,232
Allstate Corp.	60,240	3,084,288
Fidelity National Financial, Inc. Class A	72,200	2,277,188
The Travelers Companies, Inc.	44,192	3,591,926
XL Group PLC Class A	39,600	1,138,104
		13,395,717
Reinsurance - 1.4%
Everest Re Group Ltd.	14,800	2,142,448
TOTAL INSURANCE		26,481,167
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
eBay, Inc. (a)	27,600	1,468,320
Equinix, Inc. (a)	4,800	888,960
		2,357,280
IT SERVICES - 5.1%
Data Processing & Outsourced Services - 5.1%
EVERTEC, Inc.	59,000	1,423,670
Fiserv, Inc. (a)	40,166	2,251,304
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
FleetCor Technologies, Inc. (a)	13,700	$ 1,456,584
The Western Union Co.	78,700	1,211,980
Visa, Inc. Class A	8,030	1,729,903
		8,073,441
REAL ESTATE INVESTMENT TRUSTS - 10.2%
Mortgage REITs - 2.9%
Blackstone Mortgage Trust, Inc.	40,100	1,125,206
NorthStar Realty Finance Corp. (d)	80,300	1,171,577
Redwood Trust, Inc. (d)	60,600	1,133,220
Starwood Property Trust, Inc.	39,300	1,186,860
		4,616,863
Residential REITs - 0.8%
Essex Property Trust, Inc.	8,000	1,266,960
Retail REITs - 3.0%
CBL & Associates Properties, Inc.	56,200	954,838
Simon Property Group, Inc.	24,838	3,845,916
		4,800,754
Specialized REITs - 3.5%
American Tower Corp.	68,250	5,520,060
TOTAL REAL ESTATE INVESTMENT TRUSTS		16,204,637
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.4%
Real Estate Operating Companies - 0.4%
Global Logistic Properties Ltd.	310,000	678,506
Real Estate Services - 3.0%
Altisource Portfolio Solutions SA	11,850	1,549,269
CBRE Group, Inc. (a)	120,387	3,195,071
		4,744,340
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,422,846

	Shares	Value
THRIFTS & MORTGAGE FINANCE - 1.0%
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	50,000	$ 424,500
Ocwen Financial Corp. (a)	20,050	885,007
Radian Group, Inc.	19,600	291,648
		1,601,155
TOTAL COMMON STOCKS (Cost $141,852,342)		156,641,450
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.10% (b)	3,116,346	3,116,346
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,887,868	4,887,868
TOTAL MONEY MARKET FUNDS (Cost $8,004,214)		8,004,214
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $149,856,556)	164,645,664
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(5,311,844)
NET ASSETS - 100%	$ 159,333,820
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,412
Fidelity Securities Lending Cash Central Fund	3,984
Total	$ 5,396
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 156,641,450	$ 154,993,576	$ 1,647,874	$ -
Money Market Funds	8,004,214	8,004,214	-	-
Total Investments in Securities:	$ 164,645,664	$ 162,997,790	$ 1,647,874	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
Bermuda	3.7%
Switzerland	2.1%
Puerto Rico	1.5%
Luxembourg	1.0%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,788,048) - See accompanying schedule: Unaffiliated issuers (cost $141,852,342)	$ 156,641,450
Fidelity Central Funds (cost $8,004,214)	8,004,214
Total Investments (cost $149,856,556)		$ 164,645,664
Receivable for investments sold		953,657
Receivable for fund shares sold		206,144
Dividends receivable		28,044
Distributions receivable from Fidelity Central Funds		1,072
Prepaid expenses		881
Other receivables		1,919
Total assets		165,837,381

Liabilities
Payable for investments purchased	$ 1,152,818
Payable for fund shares redeemed	253,362
Distributions payable	16
Accrued management fee	74,283
Distribution and service plan fees payable	63,086
Other affiliated payables	41,676
Other payables and accrued expenses	30,452
Collateral on securities loaned, at value	4,887,868
Total liabilities		6,503,561

Net Assets		$ 159,333,820
Net Assets consist of:
Paid in capital		$ 209,768,974
Distributions in excess of net investment income		(78,090)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,146,120)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,789,056
Net Assets		$ 159,333,820

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,046,035 ÷ 5,028,190 shares)	$ 14.13

Maximum offering price per share (100/94.25 of $14.13)	$ 14.99
Class T: Net Asset Value and redemption price per share ($31,313,128 ÷ 2,229,597 shares)	$ 14.04

Maximum offering price per share (100/96.50 of $14.04)	$ 14.55
Class B: Net Asset Value and offering price per share ($6,344,801 ÷ 466,711 shares)A	$ 13.59

Class C: Net Asset Value and offering price per share ($34,180,121 ÷ 2,538,717 shares)A	$ 13.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,449,735 ÷ 1,138,624 shares)	$ 14.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 1,227,920
Income from Fidelity Central Funds		5,396
Total income		1,233,316

Expenses
Management fee	$ 410,996
Transfer agent fees	213,824
Distribution and service plan fees	354,259
Accounting and security lending fees	29,497
Custodian fees and expenses	9,710
Independent trustees' compensation	1,994
Registration fees	39,902
Audit	29,214
Legal	2,475
Miscellaneous	983
Total expenses before reductions	1,092,854
Expense reductions	(2,133)	1,090,721
Net investment income (loss)		142,595
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,276,346
Foreign currency transactions	(724)
Total net realized gain (loss)		2,275,622
Change in net unrealized appreciation (depreciation) on: Investment securities	5,736,417
Assets and liabilities in foreign currencies	633
Total change in net unrealized appreciation (depreciation)		5,737,050
Net gain (loss)		8,012,672
Net increase (decrease) in net assets resulting from operations		$ 8,155,267

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 142,595	$ 1,261,864
Net realized gain (loss)	2,275,622	21,677,767
Change in net unrealized appreciation (depreciation)	5,737,050	10,094,408
Net increase (decrease) in net assets resulting from operations	8,155,267	33,034,039
Distributions to shareholders from net investment income	(647,193)	(847,180)
Distributions to shareholders from net realized gain	(72,538)	-
Total distributions	(719,731)	(847,180)
Share transactions - net increase (decrease)	11,210,867	4,858,599
Redemption fees	1,118	3,052
Total increase (decrease) in net assets	18,647,521	37,048,510

Net Assets
Beginning of period	140,686,299	103,637,789
End of period (including distributions in excess of net investment income of $78,090 and undistributed net investment income of $426,508, respectively)	$ 159,333,820	$ 140,686,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.41	$ 10.18	$ 10.06	$ 10.35	$ 9.53	$ 13.18
Income from Investment Operations
Net investment income (loss) E	.03	.15	.07	(.02)	(.01)	.19
Net realized and unrealized gain (loss)	.78	3.18	.06	(.27)	.93	(3.58)
Total from investment operations	.81	3.33	.13	(.29)	.92	(3.39)
Distributions from net investment income	(.08)	(.10)	(.01)	-	(.10)	(.24)
Distributions from net realized gain	(.01)	-	-	-	-	(.02)
Total distributions	(.09)	(.10)	(.01)	-	(.10)	(.26)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.13	$ 13.41	$ 10.18	$ 10.06	$ 10.35	$ 9.53
Total Return B, C, D	6.09%	32.99%	1.34%	(2.80)%	9.61%	(25.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26% A	1.29%	1.28%	1.26%	1.27%	1.29%
Expenses net of fee waivers, if any	1.26% A	1.29%	1.28%	1.26%	1.27%	1.29%
Expenses net of all reductions	1.25% A	1.21%	1.20%	1.21%	1.22%	1.28%
Net investment income (loss)	.40% A	1.31%	.72%	(.24)%	(.09)%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,046	$ 64,428	$ 47,055	$ 63,937	$ 69,723	$ 68,245
Portfolio turnover rate G	50% A	288%	441%	260%	254%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 10.11	$ 10.01	$ 10.32	$ 9.52	$ 13.14
Income from Investment Operations
Net investment income (loss) E	.01	.12	.04	(.05)	(.04)	.16
Net realized and unrealized gain (loss)	.78	3.16	.06	(.26)	.92	(3.56)
Total from investment operations	.79	3.28	.10	(.31)	.88	(3.40)
Distributions from net investment income	(.05)	(.08)	- I	-	(.08)	(.20)
Distributions from net realized gain	(.01)	-	-	-	-	(.02)
Total distributions	(.06)	(.08)	- I	-	(.08)	(.22)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.04	$ 13.31	$ 10.11	$ 10.01	$ 10.32	$ 9.52
Total Return B, C, D	5.92%	32.66%	1.03%	(3.00)%	9.26%	(26.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.55%	1.54%	1.52%	1.53%	1.55%
Expenses net of fee waivers, if any	1.51% A	1.55%	1.54%	1.52%	1.53%	1.55%
Expenses net of all reductions	1.51% A	1.47%	1.45%	1.47%	1.47%	1.54%
Net investment income (loss)	.15% A	1.06%	.46%	(.49)%	(.35)%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,313	$ 30,576	$ 24,367	$ 27,037	$ 33,310	$ 34,927
Portfolio turnover rate G	50% A	288%	441%	260%	254%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 9.79	$ 9.73	$ 10.09	$ 9.33	$ 12.85
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	- I	(.10)	(.09)	.12
Net realized and unrealized gain (loss)	.74	3.06	.06	(.26)	.91	(3.50)
Total from investment operations	.72	3.12	.06	(.36)	.82	(3.38)
Distributions from net investment income	-	(.04)	-	-	(.06)	(.12)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	-	(.04)	-	-	(.06)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.59	$ 12.87	$ 9.79	$ 9.73	$ 10.09	$ 9.33
Total Return B, C, D	5.59%	32.00%	.62%	(3.57)%	8.78%	(26.35)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.04%	2.03%	2.01%	2.02%	2.04%
Expenses net of fee waivers, if any	2.01% A	2.04%	2.03%	2.01%	2.02%	2.04%
Expenses net of all reductions	2.01% A	1.97%	1.94%	1.96%	1.97%	2.03%
Net investment income (loss)	(.35)% A	.56%	(.03)%	(.98)%	(.85)%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,345	$ 6,511	$ 5,745	$ 7,480	$ 10,992	$ 12,477
Portfolio turnover rate G	50% A	288%	441%	260%	254%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 9.70	$ 9.65	$ 10.00	$ 9.25	$ 12.78
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	- I	(.10)	(.09)	.12
Net realized and unrealized gain (loss)	.74	3.03	.05	(.25)	.90	(3.48)
Total from investment operations	.72	3.09	.05	(.35)	.81	(3.36)
Distributions from net investment income	(.01)	(.04)	-	-	(.06)	(.15)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.01)	(.04)	-	-	(.06)	(.17)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.46	$ 12.75	$ 9.70	$ 9.65	$ 10.00	$ 9.25
Total Return B, C, D	5.68%	31.98%	.52%	(3.50)%	8.79%	(26.38)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97% A	2.03%	2.03%	2.01%	2.02%	2.04%
Expenses net of fee waivers, if any	1.97% A	2.03%	2.03%	2.01%	2.02%	2.04%
Expenses net of all reductions	1.97% A	1.96%	1.94%	1.96%	1.96%	2.03%
Net investment income (loss)	(.31)% A	.57%	(.03)%	(.99)%	(.84)%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,180	$ 29,897	$ 20,875	$ 23,196	$ 30,804	$ 29,849
Portfolio turnover rate G	50% A	288%	441%	260%	254%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.73	$ 10.42	$ 10.28	$ 10.55	$ 9.69	$ 13.38
Income from Investment Operations
Net investment income (loss) D	.05	.20	.10	.01	.02	.21
Net realized and unrealized gain (loss)	.81	3.25	.06	(.28)	.95	(3.63)
Total from investment operations	.86	3.45	.16	(.27)	.97	(3.42)
Distributions from net investment income	(.13)	(.14)	(.02)	-	(.11)	(.25)
Distributions from net realized gain	(.01)	-	-	-	-	(.02)
Total distributions	(.14)	(.14)	(.02)	-	(.11)	(.27)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 14.45	$ 13.73	$ 10.42	$ 10.28	$ 10.55	$ 9.69
Total Return B, C	6.30%	33.45%	1.61%	(2.56)%	9.99%	(25.68)%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.96%	.98%	.96%	.99%	1.04%
Expenses net of fee waivers, if any	.90% A	.96%	.98%	.96%	.99%	1.04%
Expenses net of all reductions	.89% A	.88%	.89%	.91%	.94%	1.03%
Net investment income (loss)	.76% A	1.65%	1.02%	.07%	.19%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,450	$ 9,275	$ 5,596	$ 8,162	$ 5,158	$ 3,797
Portfolio turnover rate F	50% A	288%	441%	260%	254%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,615,894
Gross unrealized depreciation	(1,918,184)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,697,710

Tax cost	$ 150,947,954

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (42,483,031)
2018	(23,251,884)
2019	(450,657)
Total capital loss carryforward	$ (66,185,572)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $47,136,064 and $36,512,136, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 84,112	$ 3,875
Class T	.25%	.25%	77,818	100
Class B	.75%	.25%	32,633	24,551
Class C	.75%	.25%	159,696	33,100
			$ 354,259	$ 61,626

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,944
Class T	3,623
Class B*	3,560
Class C*	3,982
$ 32,109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 101,661.30
Class T	47,896.31
Class B	9,936.30
Class C	42,774.27
Institutional Class	11,557.19
	$ 213,824

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,056 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,984. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,133 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 405,756	$ 468,043
Class T	104,978	194,766
Class B	-	25,088
Class C	31,349	89,452
Institutional Class	105,110	69,831
Total	$ 647,193	$ 847,180
From net realized gain
Class A	$ 43,910	$ -
Class T	20,144	-
Institutional Class	8,484	-
Total	$ 72,538	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	853,084	1,230,107	$ 11,948,192	$ 14,721,154
Reinvestment of distributions	28,780	36,718	390,562	401,001
Shares redeemed	(656,863)	(1,085,572)	(9,017,771)	(12,586,886)
Net increase (decrease)	225,001	181,253	$ 3,320,983	$ 2,535,269
Class T
Shares sold	163,252	446,551	$ 2,261,793	$ 5,238,758
Reinvestment of distributions	8,794	16,926	118,136	183,990
Shares redeemed	(238,991)	(576,646)	(3,279,960)	(6,688,740)
Net increase (decrease)	(66,945)	(113,169)	$ (900,031)	$ (1,265,992)
Class B
Shares sold	25,631	117,587	$ 340,658	$ 1,311,553
Reinvestment of distributions	-	1,943	-	20,652
Shares redeemed	(64,958)	(200,454)	(865,215)	(2,232,316)
Net increase (decrease)	(39,327)	(80,924)	$ (524,557)	$ (900,111)
Class C
Shares sold	465,599	769,144	$ 6,183,940	$ 8,857,879
Reinvestment of distributions	2,148	7,186	26,657	75,671
Shares redeemed	(273,166)	(584,253)	(3,590,701)	(6,452,079)
Net increase (decrease)	194,581	192,077	$ 2,619,896	$ 2,481,471
Institutional Class
Shares sold	564,788	490,356	$ 8,127,145	$ 6,177,619
Reinvestment of distributions	5,144	5,017	71,934	55,775
Shares redeemed	(106,641)	(356,871)	(1,504,503)	(4,225,432)
Net increase (decrease)	463,291	138,502	$ 6,694,576	$ 2,007,962

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.10%
Actual		$ 1,000.00	$ 1,248.60	$ 6.23
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Class T	1.36%
Actual		$ 1,000.00	$ 1,247.40	$ 7.70
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.92
Class B	1.93%
Actual		$ 1,000.00	$ 1,243.70	$ 10.91
Hypothetical A		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.84%
Actual		$ 1,000.00	$ 1,244.30	$ 10.41
Hypothetical A		$ 1,000.00	$ 1,015.93	$ 9.35
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,250.60	$ 4.71
Hypothetical A		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	5.6	8.0
Amgen, Inc.	5.4	7.0
Actavis PLC	4.6	4.4
Alexion Pharmaceuticals, Inc.	4.5	3.7
Biogen Idec, Inc.	4.3	1.6
Boston Scientific Corp.	3.6	3.7
Illumina, Inc.	3.5	2.2
McKesson Corp.	3.4	3.4
Perrigo Co. PLC	2.9	2.9
Thermo Fisher Scientific, Inc.	2.7	0.0
	40.5
Top Industries (% of fund's net assets)
As of January 31, 2014
Biotechnology	32.7%
Pharmaceuticals	24.9%
Health Care Equipment & Supplies	14.1%
Health Care Providers & Services	13.0%
Life Sciences Tools & Services	8.0%
All Others*	7.3%

As of July 31, 2013
Biotechnology	33.2%
Pharmaceuticals	27.6%
Health Care Providers & Services	17.1%
Health Care Equipment & Supplies	10.4%
Health Care Technology	5.2%
All Others*	6.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Health Care Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BIOTECHNOLOGY - 32.5%
Biotechnology - 32.5%
Acceleron Pharma, Inc.	70,000	$ 3,244,500
Actelion Ltd.	54,838	5,153,254
Aegerion Pharmaceuticals, Inc. (a)	65,450	3,925,691
Alexion Pharmaceuticals, Inc. (a)	295,514	46,906,937
Alnylam Pharmaceuticals, Inc. (a)	15,800	1,321,828
Amgen, Inc.	478,196	56,881,414
Array BioPharma, Inc. (a)	580,500	2,792,205
BioCryst Pharmaceuticals, Inc. (a)	212,100	2,163,420
Biogen Idec, Inc. (a)	142,484	44,546,198
Cubist Pharmaceuticals, Inc.	164,689	12,037,119
Discovery Laboratories, Inc. (a)	770,000	1,732,500
Dyax Corp. (a)	239,900	2,019,958
Genomic Health, Inc. (a)	98,576	2,969,109
Gilead Sciences, Inc. (a)	727,386	58,663,682
Grifols SA ADR	253,087	10,024,776
Innate Pharma SA (a)	190,600	1,814,859
Insmed, Inc. (a)	164,900	3,367,258
Intercept Pharmaceuticals, Inc. (a)	43,621	13,124,686
InterMune, Inc. (a)	378,780	5,056,713
Kindred Biosciences, Inc.	126,400	1,962,992
Medivation, Inc. (a)	133,100	10,594,760
Neurocrine Biosciences, Inc. (a)	340,264	5,815,112
NewLink Genetics Corp. (a)	47,800	1,769,556
Novavax, Inc. (a)	374,900	2,039,456
NPS Pharmaceuticals, Inc. (a)	80,590	2,883,510
Pharmacyclics, Inc. (a)	45,192	6,013,699
PTC Therapeutics, Inc. (a)	93,700	2,442,759
Puma Biotechnology, Inc. (a)	49,200	5,815,932
Regeneron Pharmaceuticals, Inc. (a)	41,627	12,013,136
Spectrum Pharmaceuticals, Inc. (a)	68,600	576,926
Swedish Orphan Biovitrum AB (a)	293,000	3,340,828
Vanda Pharmaceuticals, Inc. (a)(d)	240,900	3,208,788
Vertex Pharmaceuticals, Inc. (a)	19,000	1,501,760
ZIOPHARM Oncology, Inc. (a)(d)	404,100	1,693,179
		339,418,500
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	159,335	3,409,769
HEALTH CARE EQUIPMENT & SUPPLIES - 14.1%
Health Care Equipment - 12.6%
Accuray, Inc. (a)	187,400	1,995,810
Boston Scientific Corp. (a)	2,775,901	37,557,941
Cardiovascular Systems, Inc. (a)	97,920	3,321,446
CONMED Corp.	149,987	6,291,955
Covidien PLC	145,823	9,950,962
Edwards Lifesciences Corp. (a)	123,853	8,065,307
HeartWare International, Inc. (a)	61,431	6,094,570
Insulet Corp. (a)	92,400	3,973,200
Intuitive Surgical, Inc. (a)	30,680	12,504,554
Masimo Corp. (a)	262,427	7,675,990

	Shares	Value
Smith & Nephew PLC sponsored ADR	91,863	$ 6,636,183
Steris Corp.	115,181	5,285,656
Stryker Corp.	160,384	12,445,798
Volcano Corp. (a)	325,400	6,830,146
Zeltiq Aesthetics, Inc. (a)	173,618	3,557,433
		132,186,951
Health Care Supplies - 1.5%
Derma Sciences, Inc. (a)	192,595	2,530,698
The Cooper Companies, Inc.	103,026	12,804,071
		15,334,769
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		147,521,720
HEALTH CARE PROVIDERS & SERVICES - 13.0%
Health Care Distributors & Services - 3.9%
Amplifon SpA	549,395	2,960,912
EBOS Group Ltd.	258,429	2,037,415
McKesson Corp.	206,197	35,962,819
		40,961,146
Health Care Facilities - 2.2%
Brookdale Senior Living, Inc. (a)	108,015	2,966,092
Emeritus Corp. (a)	118,100	2,604,105
Hanger, Inc. (a)	16,065	543,158
NMC Health PLC	321,600	2,580,478
Ramsay Health Care Ltd.	67,936	2,608,543
Surgical Care Affiliates, Inc.	116,285	3,731,586
Universal Health Services, Inc. Class B	88,527	7,260,985
		22,294,947
Health Care Services - 3.6%
Air Methods Corp. (a)	104,570	5,378,035
Catamaran Corp. (a)	324,649	15,795,941
MEDNAX, Inc. (a)	187,420	10,428,049
Quest Diagnostics, Inc. (d)	113,548	5,961,270
		37,563,295
Managed Health Care - 3.3%
Cigna Corp.	187,412	16,175,530
Humana, Inc.	93,737	9,120,610
UnitedHealth Group, Inc.	131,224	9,484,871
		34,781,011
TOTAL HEALTH CARE PROVIDERS & SERVICES		135,600,399
HEALTH CARE TECHNOLOGY - 2.7%
Health Care Technology - 2.7%
Cerner Corp. (a)	412,356	23,458,933
HealthStream, Inc. (a)	89,712	2,603,442
HMS Holdings Corp. (a)	94,600	2,178,638
		28,241,013
INDUSTRIAL CONGLOMERATES - 1.5%
Industrial Conglomerates - 1.5%
Danaher Corp.	219,023	16,293,121
Common Stocks - continued
	Shares	Value
IT SERVICES - 0.4%
Data Processing & Outsourced Services - 0.4%
Maximus, Inc.	93,740	$ 3,971,764
LIFE SCIENCES TOOLS & SERVICES - 8.0%
Life Sciences Tools & Services - 8.0%
Agilent Technologies, Inc.	268,900	15,636,535
Bruker BioSciences Corp. (a)	175,700	3,575,495
Illumina, Inc. (a)(d)	239,870	36,460,240
Thermo Fisher Scientific, Inc.	244,422	28,142,749
		83,815,019
PHARMACEUTICALS - 24.9%
Pharmaceuticals - 24.9%
AbbVie, Inc.	211,380	10,406,237
Actavis PLC (a)	256,003	48,379,447
Aratana Therapeutics, Inc. (e)	113,365	2,194,633
Bayer AG	61,600	8,132,693
Bristol-Myers Squibb Co.	187,403	9,364,528
Dechra Pharmaceuticals PLC	319,800	3,687,920
Forest Laboratories, Inc. (a)	12,900	855,270
Impax Laboratories, Inc. (a)	110,643	2,560,279
Jazz Pharmaceuticals PLC (a)	31,615	4,794,731
Merck & Co., Inc.	458,633	24,293,790
Mylan, Inc. (a)	244,062	11,082,855
Ono Pharmaceutical Co. Ltd.	37,800	3,285,101
Orexo AB (a)(d)	148,400	3,930,061
Pacira Pharmaceuticals, Inc. (a)	67,000	4,591,510
Perrigo Co. PLC	191,671	29,835,508
Prestige Brands Holdings, Inc. (a)	132,472	4,008,603
Salix Pharmaceuticals Ltd. (a)	239,865	23,348,459
Shire PLC sponsored ADR	125,100	18,717,462
Teva Pharmaceutical Industries Ltd. sponsored ADR	402,083	17,944,964
The Medicines Company (a)	160,600	5,582,456
UCB SA	75,700	5,359,050
Valeant Pharmaceuticals International (Canada) (a)	133,604	18,129,358
		260,484,915
PROFESSIONAL SERVICES - 1.1%
Human Resource & Employment Services - 1.1%
Towers Watson & Co.	57,727	6,749,441
WageWorks, Inc. (a)	72,973	4,538,191
		11,287,632
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Development - 0.1%
PT Lippo Karawaci Tbk	15,620,000	1,215,761
TOTAL COMMON STOCKS (Cost $713,806,383)		1,031,259,613
Convertible Preferred Stocks - 0.4%
	Shares	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Roka Bioscience, Inc. Series E, 8.00% (e)	1,372,273	$ 1,749,991
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Castlight Health, Inc. Series D (a)(e)	336,800	2,680,928
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,783,104)		4,430,919
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.10% (b)	5,336,311	5,336,311
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	45,561,589	45,561,589
TOTAL MONEY MARKET FUNDS (Cost $50,897,900)		50,897,900
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $768,487,387)		1,086,588,432
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(41,227,054)
NET ASSETS - 100%		$ 1,045,361,378
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,625,552 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aratana Therapeutics, Inc.	10/14/13	$ 1,813,840
Castlight Health, Inc. Series D	4/25/12	$ 2,033,113
Roka Bioscience, Inc. Series E, 8.00%	11/20/13	$ 1,749,991
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,993
Fidelity Securities Lending Cash Central Fund	150,348
Total	$ 155,341
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,031,259,613	$ 1,021,955,575	$ 9,304,038	$ -
Convertible Preferred Stocks	4,430,919	-	-	4,430,919
Money Market Funds	50,897,900	50,897,900	-	-
Total Investments in Securities:	$ 1,086,588,432	$ 1,072,853,475	$ 9,304,038	$ 4,430,919
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	78.3%
Ireland	8.9%
Canada	3.2%
Bailiwick of Jersey	1.8%
Israel	1.7%
United Kingdom	1.2%
Spain	1.0%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,827,971) - See accompanying schedule: Unaffiliated issuers (cost $717,589,487)	$ 1,035,690,532
Fidelity Central Funds (cost $50,897,900)	50,897,900
Total Investments (cost $768,487,387)		$ 1,086,588,432
Cash		3,370
Receivable for investments sold		26,371,129
Receivable for fund shares sold		3,349,099
Dividends receivable		226,842
Distributions receivable from Fidelity Central Funds		14,168
Prepaid expenses		4,583
Other receivables		15,310
Total assets		1,116,572,933

Liabilities
Payable for investments purchased	$ 23,378,159
Payable for fund shares redeemed	1,237,843
Accrued management fee	460,404
Distribution and service plan fees payable	343,738
Other affiliated payables	189,387
Other payables and accrued expenses	40,435
Collateral on securities loaned, at value	45,561,589
Total liabilities		71,211,555

Net Assets		$ 1,045,361,378
Net Assets consist of:
Paid in capital		$ 684,191,783
Accumulated net investment loss		(4,594,204)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,664,429
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		318,099,370
Net Assets		$ 1,045,361,378

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($496,759,203 ÷ 14,217,648 shares)	$ 34.94

Maximum offering price per share (100/94.25 of $34.94)	$ 37.07
Class T: Net Asset Value and redemption price per share ($198,775,075 ÷ 5,975,479 shares)	$ 33.27

Maximum offering price per share (100/96.50 of $33.27)	$ 34.48
Class B: Net Asset Value and offering price per share ($15,153,321 ÷ 506,426 shares)A	$ 29.92

Class C: Net Asset Value and offering price per share ($189,178,947 ÷ 6,353,585 shares)A	$ 29.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($145,494,832 ÷ 3,911,341 shares)	$ 37.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 1,739,448
Income from Fidelity Central Funds (including $150,348 from security lending)		155,341
Total income		1,894,789

Expenses
Management fee	$ 2,330,062
Transfer agent fees	937,553
Distribution and service plan fees	1,764,005
Accounting and security lending fees	149,719
Custodian fees and expenses	28,751
Independent trustees' compensation	10,844
Registration fees	73,957
Audit	28,637
Legal	10,740
Miscellaneous	3,975
Total expenses before reductions	5,338,243
Expense reductions	(19,319)	5,318,924
Net investment income (loss)		(3,424,135)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,875,247
Foreign currency transactions	(3,665)
Total net realized gain (loss)		92,871,582
Change in net unrealized appreciation (depreciation) on: Investment securities	104,693,838
Assets and liabilities in foreign currencies	437
Total change in net unrealized appreciation (depreciation)		104,694,275
Net gain (loss)		197,565,857
Net increase (decrease) in net assets resulting from operations		$ 194,141,722

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,424,135)	$ (1,047,566)
Net realized gain (loss)	92,871,582	65,048,667
Change in net unrealized appreciation (depreciation)	104,694,275	144,188,245
Net increase (decrease) in net assets resulting from operations	194,141,722	208,189,346
Distributions to shareholders from net realized gain	(91,414,790)	(53,403,217)
Share transactions - net increase (decrease)	203,696,153	98,074,235
Redemption fees	12,423	6,876
Total increase (decrease) in net assets	306,435,508	252,867,240

Net Assets
Beginning of period	738,925,870	486,058,630
End of period (including accumulated net investment loss of $4,594,204 and accumulated net investment loss of $1,170,069, respectively)	$ 1,045,361,378	$ 738,925,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.29	$ 24.35	$ 25.60	$ 19.01	$ 17.15	$ 19.72
Income from Investment Operations
Net investment income (loss) E	(.10)	- I	(.04)	(.10)	(.07)	.02
Net realized and unrealized gain (loss)	7.27	9.53	1.43	6.69	1.93	(2.22)
Total from investment operations	7.17	9.53	1.39	6.59	1.86	(2.20)
Distributions from net realized gain	(3.52)	(2.59)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 34.94	$ 31.29	$ 24.35	$ 25.60	$ 19.01	$ 17.15
Total Return B, C, D	24.86%	42.77%	7.58%	34.67%	10.85%	(11.37)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.14%	1.19%	1.19%	1.22%	1.23%
Expenses net of fee waivers, if any	1.10% A	1.14%	1.19%	1.19%	1.22%	1.23%
Expenses net of all reductions	1.09% A	1.13%	1.18%	1.18%	1.21%	1.23%
Net investment income (loss)	(.64)% A	(.01)%	(.18)%	(.43)%	(.36)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 496,759	$ 365,416	$ 233,188	$ 224,704	$ 179,586	$ 177,890
Portfolio turnover rate G	109% A	92%	124%	125%	103%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.91	$ 23.42	$ 24.80	$ 18.46	$ 16.69	$ 19.26
Income from Investment Operations
Net investment income (loss) E	(.14)	(.07)	(.09)	(.16)	(.12)	(.02)
Net realized and unrealized gain (loss)	6.95	9.13	1.35	6.50	1.89	(2.18)
Total from investment operations	6.81	9.06	1.26	6.34	1.77	(2.20)
Distributions from net realized gain	(3.45)	(2.57)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.27	$ 29.91	$ 23.42	$ 24.80	$ 18.46	$ 16.69
Total Return B, C, D	24.74%	42.39%	7.27%	34.34%	10.61%	(11.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.39%	1.43%	1.44%	1.47%	1.49%
Expenses net of fee waivers, if any	1.36% A	1.39%	1.43%	1.44%	1.47%	1.49%
Expenses net of all reductions	1.35% A	1.38%	1.43%	1.43%	1.46%	1.49%
Net investment income (loss)	(.90)% A	(.26)%	(.42)%	(.69)%	(.62)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 198,775	$ 158,611	$ 117,969	$ 123,606	$ 100,883	$ 103,772
Portfolio turnover rate G	109% A	92%	124%	125%	103%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.16	$ 21.55	$ 23.15	$ 17.32	$ 15.74	$ 18.27
Income from Investment Operations
Net investment income (loss) E	(.20)	(.18)	(.19)	(.25)	(.20)	(.09)
Net realized and unrealized gain (loss)	6.26	8.31	1.23	6.08	1.78	(2.07)
Total from investment operations	6.06	8.13	1.04	5.83	1.58	(2.16)
Distributions from net realized gain	(3.30)	(2.52)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 29.92	$ 27.16	$ 21.55	$ 23.15	$ 17.32	$ 15.74
Total Return B, C, D	24.37%	41.61%	6.78%	33.66%	10.04%	(12.07)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.93%	1.94%	1.94%	1.97%	1.98%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.94%	1.94%	1.97%	1.98%
Expenses net of all reductions	1.92% A	1.91%	1.93%	1.93%	1.96%	1.98%
Net investment income (loss)	(1.47)% A	(.80)%	(.93)%	(1.19)%	(1.11)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,153	$ 14,517	$ 15,403	$ 20,365	$ 23,543	$ 29,381
Portfolio turnover rate G	109% A	92%	124%	125%	103%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.11	$ 21.51	$ 23.11	$ 17.29	$ 15.70	$ 18.23
Income from Investment Operations
Net investment income (loss) E	(.19)	(.17)	(.18)	(.24)	(.19)	(.09)
Net realized and unrealized gain (loss)	6.24	8.31	1.22	6.06	1.78	(2.07)
Total from investment operations	6.05	8.14	1.04	5.82	1.59	(2.16)
Distributions from net realized gain	(3.38)	(2.54)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 29.78	$ 27.11	$ 21.51	$ 23.11	$ 17.29	$ 15.70
Total Return B, C, D	24.43%	41.74%	6.80%	33.66%	10.13%	(12.09)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.84% A	1.87%	1.90%	1.90%	1.94%	1.98%
Expenses net of fee waivers, if any	1.84% A	1.87%	1.90%	1.90%	1.94%	1.98%
Expenses net of all reductions	1.84% A	1.85%	1.89%	1.89%	1.93%	1.98%
Net investment income (loss)	(1.39)% A	(.74)%	(.89)%	(1.15)%	(1.08)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,179	$ 125,965	$ 78,763	$ 77,749	$ 60,861	$ 64,002
Portfolio turnover rate G	109% A	92%	124%	125%	103%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.12	$ 25.60	$ 26.69	$ 19.77	$ 17.78	$ 20.39
Income from Investment Operations
Net investment income (loss) D	(.06)	.07	.03	(.03)	(.02)	.06
Net realized and unrealized gain (loss)	7.74	10.07	1.52	6.95	2.01	(2.30)
Total from investment operations	7.68	10.14	1.55	6.92	1.99	(2.24)
Distributions from net realized gain	(3.60)	(2.62)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 37.20	$ 33.12	$ 25.60	$ 26.69	$ 19.77	$ 17.78
Total Return B, C	25.06%	43.12%	7.91%	35.00%	11.19%	(11.19)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.87%	.89%	.89%	.96%	.98%
Expenses net of fee waivers, if any	.83% A	.87%	.89%	.89%	.96%	.98%
Expenses net of all reductions	.83% A	.85%	.88%	.88%	.95%	.98%
Net investment income (loss)	(.38)% A	.26%	.12%	(.13)%	(.10)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,495	$ 74,417	$ 40,737	$ 45,243	$ 14,172	$ 13,452
Portfolio turnover rate F	109% A	92%	124%	125%	103%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 324,534,874
Gross unrealized depreciation	(7,413,191)
Net unrealized appreciation (depreciation) on securities and other investments	$ 317,121,683

Tax cost	$ 769,466,749

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $559,730,689 and $457,713,936, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 516,577	$ 7,759
Class T	.25%	.25%	430,659	-
Class B	.75%	.25%	72,233	54,256
Class C	.75%	.25%	744,536	160,081
			$ 1,764,005	$ 222,096

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 117,640
Class T	20,792
Class B*	7,131
Class C*	4,730
$ 150,293

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 457,070.22
Class T	197,771.23
Class B	21,723.30
Class C	161,798.22
Institutional Class	99,191.21
	$ 937,553

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,011 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $321 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19,306 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Class A	$ 43,930,276	$ 25,387,002
Class T	18,842,520	13,085,534
Class B	1,694,148	1,715,002
Class C	17,484,054	9,051,114
Institutional Class	9,463,792	4,164,565
Total	$ 91,414,790	$ 53,403,217

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	2,797,110	3,549,260	$ 90,576,815	$ 93,836,372
Reinvestment of distributions	1,286,052	942,761	39,516,716	22,474,621
Shares redeemed	(1,545,427)	(2,389,171)	(49,721,684)	(61,582,185)
Net increase (decrease)	2,537,735	2,102,850	$ 80,371,847	$ 54,728,808
Class T
Shares sold	467,582	680,868	$ 14,340,589	$ 17,081,065
Reinvestment of distributions	618,882	547,411	18,107,773	12,508,788
Shares redeemed	(413,488)	(963,078)	(12,572,360)	(23,759,625)
Net increase (decrease)	672,976	265,201	$ 19,876,002	$ 5,830,228
Class B
Shares sold	39,189	53,093	$ 1,070,489	$ 1,227,477
Reinvestment of distributions	57,285	72,420	1,511,205	1,510,947
Shares redeemed	(124,484)	(305,905)	(3,412,707)	(6,859,622)
Net increase (decrease)	(28,010)	(180,392)	$ (831,013)	$ (4,121,198)
Class C
Shares sold	1,485,987	1,458,495	$ 41,134,078	$ 33,813,707
Reinvestment of distributions	567,374	363,077	14,940,345	7,555,835
Shares redeemed	(346,460)	(836,253)	(9,493,251)	(18,706,199)
Net increase (decrease)	1,706,901	985,319	$ 46,581,172	$ 22,663,343
Institutional Class
Shares sold	1,817,919	1,149,859	$ 63,135,797	$ 32,276,173
Reinvestment of distributions	259,255	148,348	8,481,841	3,734,787
Shares redeemed	(412,448)	(643,078)	(13,919,493)	(17,037,906)
Net increase (decrease)	1,664,726	655,129	$ 57,698,145	$ 18,973,054

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.10%
Actual		$ 1,000.00	$ 1,107.90	$ 5.84
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Class T	1.34%
Actual		$ 1,000.00	$ 1,106.60	$ 7.12
Hypothetical A		$ 1,000.00	$ 1,018.45	$ 6.82
Class B	1.89%
Actual		$ 1,000.00	$ 1,103.30	$ 10.02
Hypothetical A		$ 1,000.00	$ 1,015.68	$ 9.60
Class C	1.85%
Actual		$ 1,000.00	$ 1,104.00	$ 9.81
Hypothetical A		$ 1,000.00	$ 1,015.88	$ 9.40
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,109.40	$ 4.36
Hypothetical A		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	7.5	7.0
General Electric Co.	6.9	12.2
Danaher Corp.	5.1	5.7
Union Pacific Corp.	4.4	4.5
Honeywell International, Inc.	3.9	4.0
Caterpillar, Inc.	3.8	3.2
FedEx Corp.	3.7	0.0
Manitowoc Co., Inc.	2.4	1.6
Eaton Corp. PLC	2.4	2.8
Cummins, Inc.	2.3	2.1
	42.4
Top Industries (% of fund's net assets)
As of January 31, 2014
Machinery	24.8%
Aerospace & Defense	17.8%
Industrial Conglomerates	12.0%
Electrical Equipment	8.9%
Professional Services	8.4%
All Others*	28.1%

As of July 31, 2013
Machinery	29.7%
Industrial Conglomerates	17.9%
Aerospace & Defense	16.3%
Electrical Equipment	7.8%
Professional Services	6.8%
All Others*	21.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Industrials Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
AEROSPACE & DEFENSE - 17.8%
Aerospace & Defense - 17.8%
Alliant Techsystems, Inc.	38,594	$ 5,545,958
Curtiss-Wright Corp.	44,644	2,742,034
Exelis, Inc.	156,855	3,072,789
Honeywell International, Inc.	333,792	30,451,844
Precision Castparts Corp.	54,893	13,983,992
Teledyne Technologies, Inc. (a)	110,573	10,158,342
Textron, Inc.	122,621	4,353,046
Triumph Group, Inc.	140,231	9,594,605
United Technologies Corp.	509,037	58,040,398
		137,943,008
AIR FREIGHT & LOGISTICS - 4.0%
Air Freight & Logistics - 4.0%
Atlas Air Worldwide Holdings, Inc. (a)	63,289	2,236,000
FedEx Corp.	214,488	28,595,540
		30,831,540
AIRLINES - 2.5%
Airlines - 2.5%
American Airlines Group, Inc. (a)(d)	260,532	8,740,849
Delta Air Lines, Inc.	341,700	10,459,437
		19,200,286
AUTO COMPONENTS - 1.6%
Auto Parts & Equipment - 1.6%
Johnson Controls, Inc.	267,376	12,331,381
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
A.O. Smith Corp.	238,556	11,264,614
Aspen Aerogels, Inc. warrants 3/28/23 (a)(e)	3,499,903	35
Lennox International, Inc.	60,404	5,228,570
		16,493,219
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Diversified Support Services - 0.5%
Iron Mountain, Inc.	149,225	3,941,032
Environmental & Facility Services - 1.6%
Stericycle, Inc. (a)	42,278	4,949,063
Waste Connections, Inc.	184,100	7,526,008
		12,475,071
TOTAL COMMERCIAL SERVICES & SUPPLIES		16,416,103
CONSTRUCTION & ENGINEERING - 4.2%
Construction & Engineering - 4.2%
Chicago Bridge & Iron Co. NV	32,006	2,400,130
EMCOR Group, Inc.	244,441	10,391,187
MasTec, Inc. (a)	139,904	5,028,150

	Shares	Value
Tutor Perini Corp. (a)	85,035	$ 1,921,791
URS Corp.	248,298	12,464,560
		32,205,818
ELECTRICAL EQUIPMENT - 8.9%
Electrical Components & Equipment - 8.9%
Eaton Corp. PLC	252,460	18,452,301
Emerson Electric Co.	256,053	16,884,135
Generac Holdings, Inc.	142,044	6,836,578
Hubbell, Inc. Class B	116,326	13,578,734
Rockwell Automation, Inc.	113,545	13,039,508
		68,791,256
INDUSTRIAL CONGLOMERATES - 12.0%
Industrial Conglomerates - 12.0%
Danaher Corp.	530,032	39,429,080
General Electric Co.	2,119,405	53,260,648
		92,689,728
MACHINERY - 24.8%
Construction & Farm Machinery & Heavy Trucks - 11.5%
Caterpillar, Inc.	312,753	29,370,634
Cummins, Inc.	137,809	17,498,987
Deere & Co.	38,900	3,343,844
Manitowoc Co., Inc.	649,656	18,482,713
Oshkosh Truck Corp.	100,612	5,447,134
Toro Co.	79,376	5,029,263
Wabtec Corp.	133,405	9,846,623
		89,019,198
Industrial Machinery - 13.3%
Andritz AG	45,632	2,507,913
Dover Corp.	130,637	11,307,939
GEA Group AG	170,190	7,984,384
Global Brass & Copper Holdings, Inc.	106,540	1,842,077
Graco, Inc.	44,482	3,091,054
Harsco Corp.	21,774	552,842
IDEX Corp.	124,329	8,952,931
ITT Corp.	197,766	8,098,518
Mueller Industries, Inc.	11,000	684,640
Pall Corp.	119,916	9,605,272
Parker Hannifin Corp.	111,284	12,616,267
Pentair Ltd.	92,484	6,874,336
Timken Co.	165,007	9,294,844
TriMas Corp. (a)	109,825	3,821,910
Valmont Industries, Inc.	105,309	15,415,131
		102,650,058
TOTAL MACHINERY		191,669,256
OIL, GAS & CONSUMABLE FUELS - 0.4%
Oil & Gas Storage & Transport - 0.4%
Navigator Holdings Ltd. (a)	74,025	1,686,290
Scorpio Tankers, Inc.	161,003	1,610,030
		3,296,320
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 8.4%
Human Resource & Employment Services - 2.1%
Towers Watson & Co.	139,084	$ 16,261,701
Research & Consulting Services - 6.3%
CRA International, Inc. (a)	80,301	1,514,477
Dun & Bradstreet Corp.	106,996	11,769,560
Huron Consulting Group, Inc. (a)	95,820	6,347,117
Nielsen Holdings B.V.	404,912	17,123,728
Verisk Analytics, Inc. (a)	191,143	12,206,392
		48,961,274
TOTAL PROFESSIONAL SERVICES		65,222,975
ROAD & RAIL - 6.5%
Railroads - 4.9%
Kansas City Southern	36,300	3,832,917
Union Pacific Corp.	197,964	34,493,247
		38,326,164
Trucking - 1.6%
J.B. Hunt Transport Services, Inc.	160,081	12,014,079
TOTAL ROAD & RAIL		50,340,243
TRADING COMPANIES & DISTRIBUTORS - 2.5%
Trading Companies & Distributors - 2.5%
Houston Wire & Cable Co.	91,711	1,213,337
MRC Global, Inc. (a)	13,830	386,134
W.W. Grainger, Inc.	27,594	6,470,241
WESCO International, Inc. (a)	138,220	11,466,731
		19,536,443
TOTAL COMMON STOCKS (Cost $596,778,579)		756,967,576
Convertible Bonds - 0.3%
	Principal Amount
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,275,374	1,275,374
8% 12/6/14 (e)	1,206,114	1,206,114
8% 3/28/16 (e)	95,302	95,302
TOTAL CONVERTIBLE BONDS (Cost $2,576,755)		2,576,790
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	18,045,998	$ 18,045,998
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	824,550	824,550
TOTAL MONEY MARKET FUNDS (Cost $18,870,548)		18,870,548
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $618,225,882)		778,414,914
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,183,309)
NET ASSETS - 100%		$ 774,231,605
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,576,825 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 35
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/13	$ 1,275,374
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/13	$ 1,206,114
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13 - 12/31/13	$ 95,267
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,312
Fidelity Securities Lending Cash Central Fund	2,655
Total	$ 8,967
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 756,967,576	$ 756,967,541	$ -	$ 35
Convertible Bonds	2,576,790	-	-	2,576,790
Money Market Funds	18,870,548	18,870,548	-	-
Total Investments in Securities:	$ 778,414,914	$ 775,838,089	$ -	$ 2,576,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $801,845) - See accompanying schedule: Unaffiliated issuers (cost $599,355,334)	$ 759,544,366
Fidelity Central Funds (cost $18,870,548)	18,870,548
Total Investments (cost $618,225,882)		$ 778,414,914
Receivable for investments sold		3,345,083
Receivable for fund shares sold		4,857,339
Dividends receivable		251,715
Interest receivable		18,324
Distributions receivable from Fidelity Central Funds		1,579
Prepaid expenses		3,418
Other receivables		5,730
Total assets		786,898,102

Liabilities
Payable for investments purchased	$ 9,678,935
Payable for fund shares redeemed	1,391,281
Accrued management fee	353,420
Distribution and service plan fees payable	233,257
Other affiliated payables	150,468
Other payables and accrued expenses	34,586
Collateral on securities loaned, at value	824,550
Total liabilities		12,666,497

Net Assets		$ 774,231,605
Net Assets consist of:
Paid in capital		$ 597,142,656
Distributions in excess of net investment income		(1,008,811)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,908,402
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		160,189,358
Net Assets		$ 774,231,605

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($365,263,736 ÷ 10,048,081 shares)	$ 36.35

Maximum offering price per share (100/94.25 of $36.35)	$ 38.57
Class T: Net Asset Value and redemption price per share ($88,780,300 ÷ 2,481,948 shares)	$ 35.77

Maximum offering price per share (100/96.50 of $35.77)	$ 37.07
Class B: Net Asset Value and offering price per share ($15,612,107 ÷ 464,308 shares)A	$ 33.62

Class C: Net Asset Value and offering price per share ($127,456,265 ÷ 3,778,814 shares)A	$ 33.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($177,119,197 ÷ 4,688,202 shares)	$ 37.78
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,186,362
Interest		104,119
Income from Fidelity Central Funds		8,967
Total income		4,299,448

Expenses
Management fee	$ 1,787,111
Transfer agent fees	690,531
Distribution and service plan fees	1,228,193
Accounting and security lending fees	117,719
Custodian fees and expenses	14,525
Independent trustees' compensation	8,256
Registration fees	66,311
Audit	27,851
Legal	7,993
Miscellaneous	3,171
Total expenses before reductions	3,951,661
Expense reductions	(5,282)	3,946,379
Net investment income (loss)		353,069
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,870,192
Foreign currency transactions	(2,592)
Total net realized gain (loss)		25,867,600
Change in net unrealized appreciation (depreciation) on: Investment securities	35,584,713
Assets and liabilities in foreign currencies	122
Total change in net unrealized appreciation (depreciation)		35,584,835
Net gain (loss)		61,452,435
Net increase (decrease) in net assets resulting from operations		$ 61,805,504

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 353,069	$ 2,656,191
Net realized gain (loss)	25,867,600	38,246,997
Change in net unrealized appreciation (depreciation)	35,584,835	82,647,313
Net increase (decrease) in net assets resulting from operations	61,805,504	123,550,501
Distributions to shareholders from net investment income	(2,130,494)	(2,791,779)
Distributions to shareholders from net realized gain	(26,777,765)	-
Total distributions	(28,908,259)	(2,791,779)
Share transactions - net increase (decrease)	198,468,397	36,897,765
Redemption fees	7,103	13,370
Total increase (decrease) in net assets	231,372,745	157,669,857

Net Assets
Beginning of period	542,858,860	385,189,003
End of period (including distributions in excess of net investment income of $1,008,811 and undistributed net investment income of $768,614, respectively)	$ 774,231,605	$ 542,858,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.50	$ 26.18	$ 25.73	$ 21.54	$ 16.87	$ 21.97
Income from Investment Operations
Net investment income (loss) E	.04	.23	.20	.09	.06	.13
Net realized and unrealized gain (loss)	3.53	8.33	.61	4.13	4.68	(5.08)
Total from investment operations	3.57	8.56	.81	4.22	4.74	(4.95)
Distributions from net investment income	(.15)	(.24)	(.11)	(.03)	(.07)	(.13)
Distributions from net realized gain	(1.58)	-	(.25)	-	-	(.02)
Total distributions	(1.72) J	(.24)	(.36)	(.03)	(.07)	(.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.35	$ 34.50	$ 26.18	$ 25.73	$ 21.54	$ 16.87
Total Return B, C, D	10.79%	32.92%	3.42%	19.59%	28.13%	(22.49)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.11%	1.14%	1.13%	1.18%	1.23%
Expenses net of fee waivers, if any	1.10% A	1.11%	1.14%	1.13%	1.18%	1.23%
Expenses net of all reductions	1.10% A	1.11%	1.14%	1.13%	1.17%	1.23%
Net investment income (loss)	.23% A	.77%	.80%	.36%	.31%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 365,264	$ 271,512	$ 192,038	$ 228,106	$ 165,029	$ 130,860
Portfolio turnover rate G	51% A	78%	82%	75%	110%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.72 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $1.577 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.93	$ 25.75	$ 25.33	$ 21.24	$ 16.64	$ 21.67
Income from Investment Operations
Net investment income (loss) E	- I	.15	.13	.03	.01	.10
Net realized and unrealized gain (loss)	3.47	8.20	.61	4.07	4.61	(5.03)
Total from investment operations	3.47	8.35	.74	4.10	4.62	(4.93)
Distributions from net investment income	(.06)	(.17)	(.07)	(.01)	(.02)	(.08)
Distributions from net realized gain	(1.58)	-	(.25)	-	-	(.02)
Total distributions	(1.63) J	(.17)	(.32)	(.01)	(.02)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.77	$ 33.93	$ 25.75	$ 25.33	$ 21.24	$ 16.64
Total Return B, C, D	10.66%	32.60%	3.15%	19.28%	27.80%	(22.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.37%	1.40%	1.39%	1.44%	1.48%
Expenses net of fee waivers, if any	1.34% A	1.37%	1.40%	1.39%	1.44%	1.48%
Expenses net of all reductions	1.34% A	1.36%	1.39%	1.38%	1.43%	1.48%
Net investment income (loss)	(.01)% A	.52%	.54%	.10%	.06%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,780	$ 79,172	$ 63,954	$ 71,542	$ 58,202	$ 48,054
Portfolio turnover rate G	51% A	78%	82%	75%	110%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.63 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $1.577 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.97	$ 24.29	$ 23.99	$ 20.22	$ 15.90	$ 20.74
Income from Investment Operations
Net investment income (loss) E	(.09)	(.01)	- J	(.11)	(.09)	.02
Net realized and unrealized gain (loss)	3.26	7.74	.57	3.88	4.41	(4.82)
Total from investment operations	3.17	7.73	.57	3.77	4.32	(4.80)
Distributions from net investment income	-	(.05)	(.02)	-	-	(.04)
Distributions from net realized gain	(1.52)	-	(.25)	-	-	-
Total distributions	(1.52)	(.05)	(.27)	-	-	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 33.62	$ 31.97	$ 24.29	$ 23.99	$ 20.22	$ 15.90
Total Return B, C, D	10.33%	31.87%	2.59%	18.64%	27.17%	(23.10)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.92%	1.94%	1.93%	1.97%	1.98%
Expenses net of fee waivers, if any	1.89% A	1.92%	1.94%	1.93%	1.97%	1.98%
Expenses net of all reductions	1.89% A	1.91%	1.94%	1.93%	1.97%	1.98%
Net investment income (loss)	(.56)% A	(.04)%	-% H	(.44)%	(.48)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,612	$ 17,502	$ 20,058	$ 28,600	$ 29,048	$ 25,212
Portfolio turnover rate G	51% A	78%	82%	75%	110%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.08	$ 24.38	$ 24.07	$ 20.28	$ 15.94	$ 20.79
Income from Investment Operations
Net investment income (loss) E	(.08)	.01	.01	(.09)	(.08)	.02
Net realized and unrealized gain (loss)	3.28	7.75	.58	3.88	4.42	(4.83)
Total from investment operations	3.20	7.76	.59	3.79	4.34	(4.81)
Distributions from net investment income	-	(.06)	(.03)	-	-	(.04)
Distributions from net realized gain	(1.55)	-	(.25)	-	-	-
Total distributions	(1.55)	(.06)	(.28)	-	-	(.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.73	$ 32.08	$ 24.38	$ 24.07	$ 20.28	$ 15.94
Total Return B, C, D	10.40%	31.90%	2.67%	18.69%	27.23%	(23.09)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.87%	1.89%	1.89%	1.93%	1.98%
Expenses net of fee waivers, if any	1.85% A	1.87%	1.89%	1.89%	1.93%	1.98%
Expenses net of all reductions	1.84% A	1.86%	1.88%	1.88%	1.92%	1.98%
Net investment income (loss)	(.52)% A	.02%	.05%	(.40)%	(.43)%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,456	$ 89,893	$ 66,289	$ 72,673	$ 51,760	$ 37,862
Portfolio turnover rate G	51% A	78%	82%	75%	110%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.83	$ 27.18	$ 26.69	$ 22.30	$ 17.45	$ 22.72
Income from Investment Operations
Net investment income (loss) D	.09	.33	.28	.17	.13	.19
Net realized and unrealized gain (loss)	3.68	8.64	.63	4.28	4.83	(5.27)
Total from investment operations	3.77	8.97	.91	4.45	4.96	(5.08)
Distributions from net investment income	(.24)	(.32)	(.17)	(.06)	(.11)	(.17)
Distributions from net realized gain	(1.58)	-	(.25)	-	-	(.02)
Total distributions	(1.82)	(.32)	(.42)	(.06)	(.11)	(.19)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 37.78	$ 35.83	$ 27.18	$ 26.69	$ 22.30	$ 17.45
Total Return B, C	10.94%	33.28%	3.72%	19.95%	28.52%	(22.31)%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.84%	.85%	.85%	.89%	.96%
Expenses net of fee waivers, if any	.82% A	.84%	.85%	.85%	.89%	.96%
Expenses net of all reductions	.82% A	.83%	.85%	.84%	.88%	.95%
Net investment income (loss)	.51% A	1.04%	1.08%	.65%	.61%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,119	$ 84,780	$ 42,850	$ 68,323	$ 29,578	$ 12,762
Portfolio turnover rate F	51% A	78%	82%	75%	110%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 163,646,229
Gross unrealized depreciation	(5,127,387)
Net unrealized appreciation (depreciation) on securities and other investments	$ 158,518,842

Tax cost	$ 619,896,072

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $325,891,093 and $161,171,040, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 393,429	$ 2,175
Class T	.25%	.25%	210,140	1,910
Class B	.75%	.25%	83,199	62,431
Class C	.75%	.25%	541,425	136,581
			$ 1,228,193	$ 203,097

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 109,368
Class T	14,213
Class B*	4,953
Class C*	5,203
$ 133,737

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 344,541.22
Class T	89,768.21
Class B	21,585.26
Class C	116,973.22
Institutional Class	117,664.19
	$ 690,531

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,710 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $240 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,655. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,279 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 1,245,232	$ 1,710,170
Class T	134,405	408,593
Class B	-	36,770
Class C	-	160,671
Institutional Class	750,857	475,575
Total	$ 2,130,494	$ 2,791,779
From net realized gain
Class A	$ 13,069,287	$ -
Class T	3,703,526	-
Class B	784,693	-
Class C	4,700,702	-
Institutional Class	4,519,557	-
Total	$ 26,777,765	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	2,768,116	2,574,295	$ 99,327,153	$ 79,657,790
Reinvestment of distributions	371,630	53,714	12,577,534	1,500,721
Shares redeemed	(961,464)	(2,093,962)	(34,253,953)	(62,545,427)
Net increase (decrease)	2,178,282	534,047	$ 77,650,734	$ 18,613,084
Class T
Shares sold	259,284	353,347	$ 9,130,097	$ 10,754,227
Reinvestment of distributions	111,368	14,180	3,695,039	390,674
Shares redeemed	(222,035)	(517,661)	(7,733,391)	(15,034,025)
Net increase (decrease)	148,617	(150,134)	$ 5,091,745	$ (3,889,124)
Class B
Shares sold	16,619	24,479	$ 542,889	$ 701,454
Reinvestment of distributions	20,842	1,145	646,413	30,226
Shares redeemed	(120,651)	(303,898)	(3,941,840)	(8,464,475)
Net increase (decrease)	(83,190)	(278,274)	$ (2,752,538)	$ (7,732,795)
Class C
Shares sold	1,126,262	682,170	$ 37,420,772	$ 19,951,920
Reinvestment of distributions	122,958	5,091	3,851,751	134,814
Shares redeemed	(272,252)	(604,905)	(9,066,471)	(16,678,512)
Net increase (decrease)	976,968	82,356	$ 32,206,052	$ 3,408,222
Institutional Class
Shares sold	2,658,010	1,667,388	$ 98,939,744	$ 53,671,489
Reinvestment of distributions	116,471	12,331	4,133,979	356,365
Shares redeemed	(452,553)	(890,195)	(16,801,319)	(27,529,476)
Net increase (decrease)	2,321,928	789,524	$ 86,272,404	$ 26,498,378

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.16%
Actual		$ 1,000.00	$ 1,155.10	$ 6.30
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.39%
Actual		$ 1,000.00	$ 1,153.80	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 7.07
Class B	1.93%
Actual		$ 1,000.00	$ 1,150.80	$ 10.46
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.89%
Actual		$ 1,000.00	$ 1,151.30	$ 10.25
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,157.20	$ 4.57
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	10.4	9.0
Yahoo!, Inc.	5.3	1.3
Microsoft Corp.	4.6	5.6
Facebook, Inc. Class A	4.6	0.1
Apple, Inc.	4.5	10.0
Naver Corp.	2.5	0.3
Cognizant Technology Solutions Corp. Class A	2.4	0.4
Fidelity National Information Services, Inc.	2.4	1.6
Visa, Inc. Class A	2.2	3.3
Tencent Holdings Ltd.	2.2	0.9
	41.1
Top Industries (% of fund's net assets)
As of January 31, 2014
Internet Software & Services	32.2%
Software	18.6%
IT Services	12.5%
Semiconductors & Semiconductor Equipment	9.1%
Computers & Peripherals	8.0%
All Others*	19.6%

As of July 31, 2013
Software	27.7%
Internet Software & Services	16.2%
Computers & Peripherals	13.4%
Communications Equipment	12.5%
IT Services	9.5%
All Others*	20.7%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Technology Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	236	$ 9,010
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Tesla Motors, Inc. (a)(d)	27,509	4,990,408
CHEMICALS - 0.1%
Diversified Chemicals - 0.1%
Oci Co. Ltd.	5,477	950,172
COMMUNICATIONS EQUIPMENT - 7.8%
Communications Equipment - 7.8%
AAC Technology Holdings, Inc.	1,000	4,321
ADTRAN, Inc.	3,487	88,535
ADVA Optical Networking SE (a)	245,713	1,265,922
Alcatel-Lucent SA sponsored ADR	349,579	1,380,837
Aruba Networks, Inc. (a)	41,932	826,480
BlackBerry Ltd. (a)(d)	457,086	4,319,464
Brocade Communications Systems, Inc. (a)	14,000	130,760
Ciena Corp. (a)(d)	244,733	5,709,621
Cisco Systems, Inc.	56,853	1,245,649
Comba Telecom Systems Holdings Ltd. (a)	66,000	22,613
CommScope Holding Co., Inc.	96,900	1,737,417
F5 Networks, Inc. (a)	157,157	16,815,799
Finisar Corp. (a)	63	1,494
Infinera Corp. (a)(d)	301,406	2,628,260
Ixia (a)	166,125	2,124,739
JDS Uniphase Corp. (a)	681	9,050
Juniper Networks, Inc. (a)	659,366	17,545,729
Motorola Solutions, Inc.	18	1,148
Nokia Corp. sponsored ADR (a)	326,833	2,261,684
Palo Alto Networks, Inc. (a)	133	7,907
Radware Ltd. (a)	208,910	3,534,757
Riverbed Technology, Inc. (a)	127,838	2,520,965
Ruckus Wireless, Inc. (a)	66,120	887,992
Sandvine Corp. (U.K.) (a)	1,305,800	3,599,377
SerComm Corp.	273,000	493,098
Sonus Networks, Inc. (a)	805,553	2,416,659
Spirent Communications PLC	1,335,268	2,088,587
		73,668,864
COMPUTERS & PERIPHERALS - 8.0%
Computer Hardware - 6.8%
3D Systems Corp. (a)	5,869	456,197
Advantech Co. Ltd.	138,000	860,653
Apple, Inc.	84,898	42,499,939
Cray, Inc. (a)	152,646	4,501,531
Hewlett-Packard Co.	590	17,110
Lenovo Group Ltd.	4,632,000	6,001,948
NCR Corp. (a)	156,799	5,517,757
Quanta Computer, Inc.	186,000	454,673

	Shares	Value
Silicon Graphics International Corp. (a)	182,558	$ 2,375,080
Stratasys Ltd. (a)	14,609	1,761,261
		64,446,149
Computer Storage & Peripherals - 1.2%
ADLINK Technology, Inc.	2,300	3,564
AIC, Inc.	27,000	179,036
Catcher Technology Co. Ltd.	1,000	6,625
Chicony Electronics Co. Ltd.	290	739
EMC Corp.	441,748	10,707,972
NetApp, Inc.	66	2,794
Nimble Storage, Inc.	5,240	226,525
SanDisk Corp.	114	7,929
		11,135,184
TOTAL COMPUTERS & PERIPHERALS		75,581,333
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	364,000	343,315
DIVERSIFIED CONSUMER SERVICES - 0.3%
Education Services - 0.0%
Educomp Solutions Ltd. (a)	16,123	6,081
Specialized Consumer Services - 0.3%
LifeLock, Inc. (a)	143,167	2,922,038
TOTAL DIVERSIFIED CONSUMER SERVICES		2,928,119
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Multi-Sector Holdings - 0.1%
Investment AB Kinnevik (B Shares)	11,800	463,254
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
SolarCity Corp. (a)(d)	9,251	685,407
TECO Electric & Machinery Co. Ltd.	815,000	884,090
		1,569,497
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Components - 1.8%
Aeroflex Holding Corp. (a)	144	992
Delta Electronics, Inc.	255,000	1,393,851
InvenSense, Inc. (a)(d)	136,826	2,694,104
Ledlink Optics, Inc.	586,118	1,787,226
Omron Corp.	68,100	2,692,498
Sapphire Technology Co. Ltd. (a)	10,342	376,633
Sunny Optical Technology Group Co. Ltd.	928,000	759,010
Tong Hsing Electronics Industries Ltd.	911,000	4,663,116
Universal Display Corp. (a)(d)	327	10,621
Yaskawa Electric Corp.	184,000	2,501,643
		16,879,694
Electronic Equipment & Instruments - 1.0%
Chroma ATE, Inc.	5,683	12,196
FEI Co.	3,300	309,276
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Keyence Corp.	6,650	$ 2,730,574
National Instruments Corp.	88,053	2,553,537
RealD, Inc. (a)	12,949	115,894
Test Research, Inc.	20,366	30,361
TPK Holding Co. Ltd.	627,000	3,957,810
		9,709,648
Electronic Manufacturing Services - 1.4%
Benchmark Electronics, Inc. (a)	1,200	27,276
Fabrinet (a)	43	794
IPG Photonics Corp. (a)	2,200	147,114
Jabil Circuit, Inc.	37	665
KEMET Corp. (a)	1,417	7,822
TE Connectivity Ltd.	101,929	5,760,008
Trimble Navigation Ltd. (a)	213,236	6,893,920
		12,837,599
Technology Distributors - 0.3%
Arrow Electronics, Inc. (a)	53	2,723
Digital China Holdings Ltd. (H Shares)	2,991,000	2,931,749
Redington India Ltd.	57,478	59,869
		2,994,341
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		42,421,282
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Biosensors International Group Ltd.	16,000	10,811
PW Medtech Group Ltd. (a)	946,000	410,626
		421,437
HEALTH CARE TECHNOLOGY - 1.2%
Health Care Technology - 1.2%
athenahealth, Inc. (a)(d)	32,919	4,852,261
Cerner Corp. (a)	1,715	97,566
M3, Inc.	2,147	6,296,047
		11,245,874
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
500 Com Ltd. sponsored ADR Class A	5,100	213,894
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Panasonic Corp.	2,400	27,201
Skyworth Digital Holdings Ltd.	862,000	471,869
Sony Corp. sponsored ADR	507	7,985
TCL Multimedia Technology Holdings Ltd.	4,486,000	2,080,115
Tonly Electronics Holdings Ltd. (a)	731,600	581,413
		3,168,583

	Shares	Value
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd.	17,000	$ 49,705
TOTAL HOUSEHOLD DURABLES		3,218,288
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Toshiba Corp.	2,000	8,314
INTERNET & CATALOG RETAIL - 1.8%
Internet Retail - 1.8%
Amazon.com, Inc. (a)	11,873	4,258,726
Ctrip.com International Ltd. sponsored ADR (a)	23,500	928,485
E-Commerce China Dangdang, Inc. ADR (a)(d)	178,891	1,686,942
Expedia, Inc.	29	1,884
Groupon, Inc. Class A (a)	353,695	3,699,650
HomeAway, Inc. (a)	12,199	498,451
priceline.com, Inc. (a)	1,613	1,846,708
Qunar Cayman Islands Ltd. sponsored ADR	211	5,492
Rakuten, Inc.	700	11,454
Start Today Co. Ltd.	16,600	368,064
TripAdvisor, Inc. (a)	4,748	366,498
Vipshop Holdings Ltd. ADR (a)(d)	25,385	2,667,710
YOOX SpA (a)	23,681	897,154
		17,237,218
INTERNET SOFTWARE & SERVICES - 32.2%
Internet Software & Services - 32.2%
58.com, Inc. ADR	2,100	78,981
Angie's List, Inc. (a)(d)	123,966	2,223,950
AOL, Inc. (a)	2,711	124,923
Autohome, Inc. ADR Class A	1,800	58,428
Baidu.com, Inc. sponsored ADR (a)	151	23,632
Bankrate, Inc. (a)	493	8,179
Bazaarvoice, Inc. (a)	2,800	20,300
Blinkx PLC (a)(d)	432,300	906,089
ChannelAdvisor Corp. (a)	2,008	87,087
comScore, Inc. (a)	354	9,703
Cornerstone OnDemand, Inc. (a)	65,665	3,746,188
CoStar Group, Inc. (a)	18,300	3,148,332
Cvent, Inc.	40,458	1,545,900
DealerTrack Holdings, Inc. (a)	62,970	2,937,551
Demandware, Inc. (a)	108,106	6,884,190
E2open, Inc. (a)	104,026	2,491,423
eBay, Inc. (a)	53,683	2,855,936
eGain Communications Corp. (a)	43,550	417,209
Facebook, Inc. Class A (a)	687,611	43,023,820
Google, Inc. Class A (a)	82,387	97,296,563
IAC/InterActiveCorp	82,531	5,780,471
INFO Edge India Ltd. (a)	35,836	283,161
InterPark INT Corp.	2,302	16,393
IntraLinks Holdings, Inc. (a)	860	9,099
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Kakaku.com, Inc.	1,500	$ 28,363
LinkedIn Corp. (a)	13,594	2,925,565
Livesense, Inc. (a)	99,800	2,119,429
LogMeIn, Inc. (a)	2,747	93,288
Mail.Ru Group Ltd.:
GDR (e)	1,800	67,086
GDR (Reg. S)	22,029	821,021
Marketo, Inc.	25,800	1,056,252
MercadoLibre, Inc.	134	12,930
Millennial Media, Inc. (a)(d)	65,680	521,499
Move, Inc. (a)	370,201	5,234,642
Naver Corp.	37,934	23,692,043
NIC, Inc.	26,480	575,675
Pandora Media, Inc. (a)	2,776	100,130
Qihoo 360 Technology Co. Ltd. ADR (a)	1,100	111,188
Rackspace Hosting, Inc. (a)	36,639	1,334,026
Renren, Inc. ADR (a)(d)	5,900	18,939
SciQuest, Inc. (a)	41,554	1,098,688
Sohu.com, Inc. (a)(d)	129	9,389
SouFun Holdings Ltd. ADR	11,457	932,485
TelecityGroup PLC	32,432	381,202
Tencent Holdings Ltd.	292,600	20,483,281
Textura Corp. (d)	127,915	4,021,648
Trulia, Inc. (a)(d)	4,177	144,232
VeriSign, Inc. (a)	1,630	95,763
Vocus, Inc. (a)	146,108	1,785,440
Web.com Group, Inc. (a)	111,886	3,781,747
XO Group, Inc. (a)	5,200	63,076
Yahoo! Japan Corp.	159,700	901,552
Yahoo!, Inc. (a)	1,389,093	50,035,130
Yandex NV (a)	66,916	2,459,163
Yelp, Inc. (a)	48,043	3,648,866
Youku Tudou, Inc. ADR (a)	404	11,700
		302,542,946
IT SERVICES - 12.5%
Data Processing & Outsourced Services - 9.1%
Automatic Data Processing, Inc.	38,991	2,986,711
DST Systems, Inc.	36,568	3,327,688
Euronet Worldwide, Inc. (a)	47,835	2,050,208
EVERTEC, Inc.	106,300	2,565,019
Fidelity National Information Services, Inc.	442,993	22,459,745
Fiserv, Inc. (a)	120,139	6,733,791
FleetCor Technologies, Inc. (a)	17,834	1,896,111
Global Payments, Inc.	202	13,350
Heartland Payment Systems, Inc.	21,748	937,556
Jack Henry & Associates, Inc.	25,292	1,410,788
MasterCard, Inc. Class A	75,330	5,700,974
NETeller PLC (a)	158,962	1,046,577
Paychex, Inc.	40,322	1,686,266

	Shares	Value
QIWI PLC Class B sponsored ADR	27,600	$ 996,084
Syntel, Inc. (a)	1,100	92,675
Total System Services, Inc.	279,713	8,357,824
VeriFone Systems, Inc. (a)	44	1,276
Visa, Inc. Class A	95,502	20,573,996
WEX, Inc. (a)	37,538	3,091,630
		85,928,269
IT Consulting & Other Services - 3.4%
Accenture PLC Class A	136	10,864
Anite Group PLC	248,268	372,417
Bit-isle, Inc.	1,600	11,338
Camelot Information Systems, Inc. ADR (a)	145	289
ChinaSoft International Ltd. (a)	20,000	5,951
Cognizant Technology Solutions Corp. Class A (a)	234,597	22,737,141
EPAM Systems, Inc. (a)	80,761	3,303,125
IBM Corp.	375	66,255
Infosys Ltd. sponsored ADR	48,789	2,858,060
InterXion Holding N.V. (a)	7,600	187,112
Pactera Technology International Ltd. ADR (a)	94,096	673,727
ServiceSource International, Inc. (a)	93,888	749,226
Virtusa Corp. (a)	16,100	551,908
		31,527,413
TOTAL IT SERVICES		117,455,682
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	6	912
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	109,385	3,817,537
		3,818,449
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	13,910	125,340
Fanuc Corp.	300	48,618
HIWIN Technologies Corp.	110,000	994,472
King Slide Works Co. Ltd.	117,000	1,276,556
Mirle Automation Corp.	95,738	84,557
Proto Labs, Inc. (a)	152	12,063
Shin Zu Shing Co. Ltd.	92,000	223,959
SMC Corp.	3,000	751,360
		3,516,925
MEDIA - 0.5%
Advertising - 0.0%
Dentsu, Inc.	200	7,845
ReachLocal, Inc. (a)	658	8,541
		16,386
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Broadcasting - 0.4%
CJ E&M Corp. (a)	83,583	$ 2,588,268
Fuji Media Holdings, Inc.	48,300	903,059
		3,491,327
Cable & Satellite - 0.0%
DIRECTV (a)	190	13,192
Movies & Entertainment - 0.1%
IMAX Corp. (a)	29,830	825,993
Publishing - 0.0%
NEXT Co. Ltd.	41,100	401,783
TOTAL MEDIA		4,748,681
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	90,413
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
China Medical System Holdings Ltd.	95,250	109,189
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Acacia Research Corp.	300	4,146
Verisk Analytics, Inc. (a)	68,068	4,346,822
		4,350,968
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Operating Companies - 0.2%
Global Logistic Properties Ltd.	915,000	2,002,688
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.1%
Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (a)	5,757	157,166
Aixtron AG (a)(d)	92,644	1,411,653
Amkor Technology, Inc. (a)	1,594	8,448
Applied Materials, Inc.	524	8,814
ASM International NV (depositary receipt)	2,330	77,706
Daqo New Energy Corp. ADR (a)	2,948	116,505
Entegris, Inc. (a)	8,857	93,176
FormFactor, Inc. (a)	176,700	1,137,948
GCL-Poly Energy Holdings Ltd. (a)	34,486,000	11,726,608
GT Advanced Technologies, Inc. (a)	886	9,099
Lam Research Corp. (a)	17,141	867,506
Nanometrics, Inc. (a)	8,409	142,448
Rubicon Technology, Inc. (a)(d)	354,219	3,885,782
SunEdison, Inc. (a)	133,700	1,859,767
Teradyne, Inc. (a)	4,232	79,604
Tessera Technologies, Inc.	324,314	6,437,633
Ultratech, Inc. (a)	3,272	82,782
Veeco Instruments, Inc. (a)	27,463	1,043,869
		29,146,514

	Shares	Value
Semiconductors - 6.0%
Advanced Micro Devices, Inc. (a)	1,157	$ 3,969
Alpha & Omega Semiconductor Ltd. (a)	8,432	61,216
Altera Corp.	194,879	6,514,805
Analog Devices, Inc.	1,758	84,859
Applied Micro Circuits Corp. (a)	106,225	1,072,873
ARM Holdings PLC sponsored ADR	19	875
Avago Technologies Ltd.	138	7,540
Broadcom Corp. Class A	30,922	920,239
Canadian Solar, Inc. (a)	32	1,252
Cavium, Inc. (a)	50,999	1,895,633
Chipbond Technology Corp.	1,179,000	1,795,245
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	5,638	106,896
Cirrus Logic, Inc. (a)(d)	3,406	59,639
Cree, Inc. (a)	83,845	5,065,915
Crystalwise Technology, Inc. (a)	200,000	210,523
Cypress Semiconductor Corp.	183,938	1,846,738
Diodes, Inc. (a)	370	8,477
Epistar Corp.	670,000	1,487,059
EZchip Semiconductor Ltd. (a)	564	13,756
Fairchild Semiconductor International, Inc. (a)	565	7,209
Formosa Epitaxy, Inc. (a)	365,000	217,698
Freescale Semiconductor Holdings I Ltd. (a)	91,178	1,653,057
Himax Technologies, Inc. sponsored ADR (d)	28,900	423,096
Hittite Microwave Corp.	134	7,685
Infineon Technologies AG	1,000	10,326
Inphi Corp. (a)	139,000	1,595,720
Intermolecular, Inc. (a)	349,254	1,407,494
International Rectifier Corp. (a)	3,569	92,830
Intersil Corp. Class A	42,594	483,016
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,086	10,013
Lextar Electronics Corp.	214,000	232,017
Linear Technology Corp.	185	8,240
LSI Corp.	11,127	122,731
MagnaChip Semiconductor Corp. (a)	64	1,012
Marvell Technology Group Ltd.	125,166	1,868,728
MediaTek, Inc.	1,522	20,258
Melexis NV	35,899	1,243,832
Mellanox Technologies Ltd. (a)(d)	83,052	3,095,348
Micron Technology, Inc. (a)	4,639	106,883
Microsemi Corp. (a)	4,100	96,104
Monolithic Power Systems, Inc. (a)	32,001	1,046,113
Novatek Microelectronics Corp.	470,000	1,887,062
NVIDIA Corp.	6,070	95,299
NXP Semiconductors NV (a)	118,970	5,752,200
O2Micro International Ltd. sponsored ADR (a)	14,600	46,720
ON Semiconductor Corp. (a)	9,535	79,713
PMC-Sierra, Inc. (a)	14,599	95,623
Power Integrations, Inc.	1,654	97,966
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Radiant Opto-Electronics Corp.	3,626	$ 15,718
Rambus, Inc. (a)	9,516	84,788
RDA Microelectronics, Inc. sponsored ADR	125,522	2,275,714
RF Micro Devices, Inc. (a)	1,611	8,587
Samsung Electronics Co. Ltd.	2	2,344
Semtech Corp. (a)	2,703	61,655
Seoul Semiconductor Co. Ltd.	127,284	5,374,630
Silergy Corp.	13,000	91,401
Silicon Laboratories, Inc. (a)	32,500	1,535,300
Silicon Motion Technology Corp. sponsored ADR	66	1,111
Siliconware Precision Industries Co. Ltd. sponsored ADR	53,700	306,627
SK Hynix, Inc. (a)	350	12,072
Skyworks Solutions, Inc. (a)	3,767	113,952
STMicroelectronics NV (NY Shares) unit	1,000	8,190
Synaptics, Inc. (a)	181	10,563
Texas Instruments, Inc.	2,850	120,840
Trina Solar Ltd. (a)	894	13,276
Xilinx, Inc.	79,106	3,672,101
YoungTek Electronics Corp.	34,491	72,774
		56,743,145
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		85,889,659
SOFTWARE - 18.6%
Application Software - 9.8%
Adobe Systems, Inc. (a)	149,516	8,849,852
ANSYS, Inc. (a)	47,662	3,742,897
Aspen Technology, Inc. (a)	112,421	5,123,025
Autodesk, Inc. (a)	136,316	6,986,195
Blackbaud, Inc.	2,435	83,910
BroadSoft, Inc. (a)	68,730	2,103,825
Citrix Systems, Inc. (a)	224,334	12,129,739
Comverse, Inc. (a)	4,710	169,748
Concur Technologies, Inc. (a)	48,204	5,849,073
Descartes Systems Group, Inc. (a)	219,300	3,150,438
Gemalto NV	940	106,138
Guidewire Software, Inc. (a)	76,508	3,611,943
Informatica Corp. (a)	30	1,211
Interactive Intelligence Group, Inc. (a)	14,799	1,123,836
Intuit, Inc.	12,213	894,602
Jive Software, Inc. (a)	42,898	396,807
Kingdee International Software Group Co. Ltd. (a)	12,024,800	4,538,070
Linx SA	49,700	903,075
Manhattan Associates, Inc. (a)	388	13,083
MicroStrategy, Inc. Class A (a)	26,030	3,271,971

	Shares	Value
Open Text Corp.	100	$ 9,909
Parametric Technology Corp. (a)	13,894	495,738
Pegasystems, Inc.	9,081	412,641
PROS Holdings, Inc. (a)	8,633	328,140
QLIK Technologies, Inc. (a)	29,187	788,633
salesforce.com, Inc. (a)	263,019	15,920,540
SAP AG	125	9,564
SolarWinds, Inc. (a)	12,333	491,963
Solera Holdings, Inc.	42,800	2,860,324
Splunk, Inc. (a)	12,996	1,001,082
Sungy Mobile Ltd. ADR	800	16,032
Synchronoss Technologies, Inc. (a)	12,887	343,567
TIBCO Software, Inc. (a)	85,333	1,816,740
TiVo, Inc. (a)	8,000	99,120
Ultimate Software Group, Inc. (a)	20,100	3,280,923
Verint Systems, Inc. (a)	215	9,770
Workday, Inc. Class A (a)	17,603	1,576,173
		92,510,297
Home Entertainment Software - 1.9%
Activision Blizzard, Inc.	240,870	4,126,103
Capcom Co. Ltd.	1,400	27,345
Electronic Arts, Inc. (a)	146,000	3,854,400
Kingsoft Corp. Ltd.	439,000	1,439,057
NHN Entertainment Corp. (a)	2,649	184,894
Nintendo Co. Ltd.	24,400	2,798,583
Perfect World Co. Ltd. sponsored ADR Class B	116,132	2,247,154
Take-Two Interactive Software, Inc. (a)	4,883	93,656
WeMade Entertainment Co. Ltd. (a)	73,975	2,864,063
		17,635,255
Systems Software - 6.9%
Allot Communications Ltd. (a)	224,219	3,591,988
Check Point Software Technologies Ltd. (a)	13	851
CommVault Systems, Inc. (a)	10,057	694,637
FleetMatics Group PLC (a)	103,296	4,132,873
Fortinet, Inc. (a)	442	9,370
Imperva, Inc. (a)	241	13,255
Infoblox, Inc. (a)	37,600	1,319,008
Insyde Software Corp.	15,000	25,188
Microsoft Corp.	1,149,595	43,512,171
NetSuite, Inc. (a)	51,334	5,399,310
Red Hat, Inc. (a)	9,448	533,812
ServiceNow, Inc. (a)	55,795	3,539,077
Symantec Corp.	584	12,503
Tableau Software, Inc.	1,400	113,148
VMware, Inc. Class A (a)	19,738	1,779,183
		64,676,374
TOTAL SOFTWARE		174,821,926
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
RingCentral, Inc.	51,226	$ 934,875
SBA Communications Corp. Class A (a)	7	649
SoftBank Corp.	11,200	810,845
		1,746,369
TOTAL COMMON STOCKS (Cost $799,790,328)		936,364,174
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 0.10% (b)	22,082,008	22,082,008
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	35,157,217	35,157,217
TOTAL MONEY MARKET FUNDS (Cost $57,239,225)		57,239,225
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $857,029,553)		993,603,399
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(53,113,951)
NET ASSETS - 100%		$ 940,489,448
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,086 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,843
Fidelity Securities Lending Cash Central Fund	183,835
Total	$ 191,678
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 936,364,174	$ 849,242,740	$ 87,121,434	$ -
Money Market Funds	57,239,225	57,239,225	-	-
Total Investments in Securities:	$ 993,603,399	$ 906,481,965	$ 87,121,434	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 27,335,739
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	76.6%
Cayman Islands	7.0%
Korea (South)	3.8%
Japan	2.5%
Taiwan	1.9%
Israel	1.3%
Canada	1.3%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,691,862) - See accompanying schedule: Unaffiliated issuers (cost $799,790,328)	$ 936,364,174
Fidelity Central Funds (cost $57,239,225)	57,239,225
Total Investments (cost $857,029,553)		$ 993,603,399
Receivable for investments sold		58,043,136
Receivable for fund shares sold		1,035,416
Dividends receivable		62,839
Distributions receivable from Fidelity Central Funds		36,214
Prepaid expenses		5,395
Other receivables		56,276
Total assets		1,052,842,675

Liabilities
Payable for investments purchased	$ 74,923,521
Payable for fund shares redeemed	1,298,255
Accrued management fee	432,102
Distribution and service plan fees payable	258,053
Other affiliated payables	212,848
Other payables and accrued expenses	71,231
Collateral on securities loaned, at value	35,157,217
Total liabilities		112,353,227

Net Assets		$ 940,489,448
Net Assets consist of:
Paid in capital		$ 784,926,715
Accumulated net investment loss		(3,769,038)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,785,566
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		136,546,205
Net Assets		$ 940,489,448

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($401,174,300 ÷ 11,764,397 shares)	$ 34.10

Maximum offering price per share (100/94.25 of $34.10)	$ 36.18
Class T: Net Asset Value and redemption price per share ($193,439,142 ÷ 5,894,907 shares)	$ 32.81

Maximum offering price per share (100/96.50 of $32.81)	$ 34.00
Class B: Net Asset Value and offering price per share ($13,617,936 ÷ 450,617 shares)A	$ 30.22

Class C: Net Asset Value and offering price per share ($98,379,961 ÷ 3,240,536 shares)A	$ 30.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($233,878,109 ÷ 6,507,720 shares)	$ 35.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 3,056,865
Interest		19
Income from Fidelity Central Funds (including $183,835 from security lending)		191,678
Total income		3,248,562

Expenses
Management fee	$ 2,478,052
Transfer agent fees	1,144,077
Distribution and service plan fees	1,458,080
Accounting and security lending fees	154,843
Custodian fees and expenses	74,223
Independent trustees' compensation	12,058
Registration fees	56,900
Audit	35,120
Legal	14,876
Interest	258
Miscellaneous	4,896
Total expenses before reductions	5,433,383
Expense reductions	(50,415)	5,382,968
Net investment income (loss)		(2,134,406)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,895,864
Foreign currency transactions	(15,230)
Total net realized gain (loss)		50,880,634
Change in net unrealized appreciation (depreciation) on: Investment securities	79,367,418
Assets and liabilities in foreign currencies	(26,630)
Total change in net unrealized appreciation (depreciation)		79,340,788
Net gain (loss)		130,221,422
Net increase (decrease) in net assets resulting from operations		$ 128,087,016

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,134,406)	$ (2,608,860)
Net realized gain (loss)	50,880,634	108,122,498
Change in net unrealized appreciation (depreciation)	79,340,788	25,685,939
Net increase (decrease) in net assets resulting from operations	128,087,016	131,199,577
Distributions to shareholders from net realized gain	(11,189,170)	-
Share transactions - net increase (decrease)	(22,967,582)	5,042,118
Redemption fees	14,355	41,110
Total increase (decrease) in net assets	93,944,619	136,282,805

Net Assets
Beginning of period	846,544,829	710,262,024
End of period (including accumulated net investment loss of $3,769,038 and accumulated net investment loss of $1,634,632, respectively)	$ 940,489,448	$ 846,544,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.90	$ 25.25	$ 25.14	$ 19.83	$ 16.03	$ 17.04
Income from Investment Operations
Net investment income (loss) E	(.07)	(.07)	(.13)	(.18)	(.16)	.02 H
Net realized and unrealized gain (loss)	4.69	4.72	.24	5.49	3.96	(1.03)
Total from investment operations	4.62	4.65	.11	5.31	3.80	(1.01)
Distributions from net realized gain	(.42)	-	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 34.10	$ 29.90	$ 25.25	$ 25.14	$ 19.83	$ 16.03
Total Return B, C, D	15.51%	18.42%	.44%	26.78%	23.71%	(5.93)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16% A	1.18%	1.18%	1.18%	1.21%	1.23%
Expenses net of fee waivers, if any	1.16% A	1.18%	1.18%	1.18%	1.21%	1.23%
Expenses net of all reductions	1.15% A	1.14%	1.17%	1.16%	1.18%	1.22%
Net investment income (loss)	(.42)% A	(.25)%	(.55)%	(.73)%	(.83)%	.17% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,174	$ 355,306	$ 336,693	$ 375,609	$ 312,659	$ 258,433
Portfolio turnover rate G	219% A	142%	201%	167%	115%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.79	$ 24.38	$ 24.33	$ 19.24	$ 15.59	$ 16.62
Income from Investment Operations
Net investment income (loss) E	(.10)	(.13)	(.19)	(.23)	(.20)	(.01) H
Net realized and unrealized gain (loss)	4.51	4.54	.24	5.32	3.85	(1.02)
Total from investment operations	4.41	4.41	.05	5.09	3.65	(1.03)
Distributions from net realized gain	(.39)	-	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 32.81	$ 28.79	$ 24.38	$ 24.33	$ 19.24	$ 15.59
Total Return B, C, D	15.38%	18.09%	.21%	26.46%	23.41%	(6.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.39% A	1.42%	1.43%	1.43%	1.46%	1.49%
Expenses net of fee waivers, if any	1.39% A	1.42%	1.43%	1.43%	1.46%	1.49%
Expenses net of all reductions	1.38% A	1.39%	1.42%	1.40%	1.44%	1.48%
Net investment income (loss)	(.66)% A	(.50)%	(.80)%	(.98)%	(1.09)%	(.09)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,439	$ 173,692	$ 172,709	$ 196,913	$ 169,049	$ 151,170
Portfolio turnover rate G	219% A	142%	201%	167%	115%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.56	$ 22.60	$ 22.67	$ 18.01	$ 14.67	$ 15.72
Income from Investment Operations
Net investment income (loss) E	(.17)	(.24)	(.28)	(.33)	(.27)	(.07) H
Net realized and unrealized gain (loss)	4.16	4.20	.21	4.99	3.61	(.98)
Total from investment operations	3.99	3.96	(.07)	4.66	3.34	(1.05)
Distributions from net realized gain	(.33)	-	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 30.22	$ 26.56	$ 22.60	$ 22.67	$ 18.01	$ 14.67
Total Return B, C, D	15.08%	17.52%	(.31)%	25.87%	22.77%	(6.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.93%	1.93%	1.93%	1.96%	1.98%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.93%	1.93%	1.96%	1.98%
Expenses net of all reductions	1.92% A	1.89%	1.92%	1.91%	1.94%	1.97%
Net investment income (loss)	(1.20)% A	(1.01)%	(1.30)%	(1.49)%	(1.59)%	(.58)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,618	$ 13,745	$ 17,476	$ 25,508	$ 29,176	$ 30,580
Portfolio turnover rate G	219% A	142%	201%	167%	115%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.68	$ 22.70	$ 22.77	$ 18.09	$ 14.74	$ 15.79
Income from Investment Operations
Net investment income (loss) E	(.17)	(.24)	(.29)	(.33)	(.28)	(.07) H
Net realized and unrealized gain (loss)	4.19	4.22	.22	5.01	3.63	(.98)
Total from investment operations	4.02	3.98	(.07)	4.68	3.35	(1.05)
Distributions from net realized gain	(.34)	-	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 30.36	$ 26.68	$ 22.70	$ 22.77	$ 18.09	$ 14.74
Total Return B, C, D	15.13%	17.53%	(.31)%	25.87%	22.73%	(6.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.91%	1.93%	1.92%	1.96%	1.98%
Expenses net of fee waivers, if any	1.89% A	1.91%	1.93%	1.92%	1.96%	1.98%
Expenses net of all reductions	1.88% A	1.88%	1.91%	1.90%	1.93%	1.97%
Net investment income (loss)	(1.16)% A	(.99)%	(1.29)%	(1.48)%	(1.58)%	(.58)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,380	$ 84,858	$ 88,074	$ 89,819	$ 70,017	$ 55,645
Portfolio turnover rate G	219% A	142%	201%	167%	115%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.47	$ 26.50	$ 26.30	$ 20.68	$ 16.67	$ 17.68
Income from Investment Operations
Net investment income (loss) D	(.02)	.02	(.06)	(.11)	(.11)	.06 G
Net realized and unrealized gain (loss)	4.94	4.95	.26	5.73	4.12	(1.07)
Total from investment operations	4.92	4.97	.20	5.62	4.01	(1.01)
Distributions from net realized gain	(.45)	-	-	-	-	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.94	$ 31.47	$ 26.50	$ 26.30	$ 20.68	$ 16.67
Total Return B, C	15.72%	18.75%	.76%	27.18%	24.06%	(5.71)%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.86%	.86%	.87%	.92%	.98%
Expenses net of fee waivers, if any	.84% A	.86%	.86%	.87%	.92%	.98%
Expenses net of all reductions	.83% A	.83%	.85%	.85%	.90%	.97%
Net investment income (loss)	(.11)% A	.06%	(.23)%	(.43)%	(.55)%	.42% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 233,878	$ 218,944	$ 95,310	$ 81,350	$ 42,277	$ 26,285
Portfolio turnover rate F	219% A	142%	201%	167%	115%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discounts, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 159,074,158
Gross unrealized depreciation	(27,989,427)
Net unrealized appreciation (depreciation) on securities and other investments	$ 131,084,731

Tax cost	$ 862,518,668

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,373,523)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $958,614,875 and $972,632,557, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 472,616	$ 10,440
Class T	.25%	.25%	461,338	1,150
Class B	.75%	.25%	68,767	51,760
Class C	.75%	.25%	455,359	45,828
			$ 1,458,080	$ 109,178

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36,578
Class T	7,724
Class B*	5,180
Class C*	3,934
$ 53,416

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 521,898.28
Class T	240,806.26
Class B	20,697.30
Class C	117,899.26
Institutional Class	242,777.21
	$ 1,144,077

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24,176 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,500,000.30%		$ 258

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $376 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer

Semiannual Report

7. Security Lending - continued

affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $50,385 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Class A	$ 4,830,570	$ -
Class T	2,285,304	-
Class B	152,106	-
Class C	1,068,092	-
Institutional Class	2,853,098	-
Total	$ 11,189,170	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	933,909	2,023,713	$ 30,168,849	$ 54,950,216
Reinvestment of distributions	136,812	-	4,412,174	-
Shares redeemed	(1,190,850)	(3,472,615)	(38,347,620)	(93,501,470)
Net increase (decrease)	(120,129)	(1,448,902)	$ (3,766,597)	$ (38,551,254)
Class T
Shares sold	323,990	649,951	$ 10,058,074	$ 16,942,760
Reinvestment of distributions	71,451	-	2,218,547	-
Shares redeemed	(533,330)	(1,701,808)	(16,628,964)	(44,280,679)
Net increase (decrease)	(137,889)	(1,051,857)	$ (4,352,343)	$ (27,337,919)
Class B
Shares sold	5,753	13,056	$ 165,366	$ 310,857
Reinvestment of distributions	4,834	-	138,293	-
Shares redeemed	(77,497)	(268,749)	(2,214,108)	(6,477,118)
Net increase (decrease)	(66,910)	(255,693)	$ (1,910,449)	$ (6,166,261)
Class C
Shares sold	283,731	460,587	$ 8,208,556	$ 11,287,228
Reinvestment of distributions	31,647	-	909,547	-
Shares redeemed	(254,951)	(1,159,733)	(7,290,410)	(27,841,417)
Net increase (decrease)	60,427	(699,146)	$ 1,827,693	$ (16,554,189)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Institutional Class
Shares sold	1,164,830	6,347,952	$ 39,552,995	$ 179,251,253
Reinvestment of distributions	81,545	-	2,770,913	-
Shares redeemed	(1,695,532)	(2,987,970)	(57,089,794)	(85,599,512)
Net increase (decrease)	(449,157)	3,359,982	$ (14,765,886)	$ 93,651,741

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.19%
Actual		$ 1,000.00	$ 1,072.10	$ 6.22
Hypothetical A		$ 1,000.00	$ 1,019.21	$ 6.06
Class T	1.48%
Actual		$ 1,000.00	$ 1,070.30	$ 7.72
Hypothetical A		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.97%
Actual		$ 1,000.00	$ 1,067.50	$ 10.27
Hypothetical A		$ 1,000.00	$ 1,015.27	$ 10.01
Class C	1.92%
Actual		$ 1,000.00	$ 1,068.40	$ 10.01
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.75
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,074.00	$ 4.50
Hypothetical A		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	11.7	6.9
Dominion Resources, Inc.	9.8	0.0
Sempra Energy	9.5	7.8
ONEOK, Inc.	7.1	1.7
OGE Energy Corp.	5.4	5.6
PG&E Corp.	4.5	4.3
Energy Transfer Equity LP	4.4	0.0
CenterPoint Energy, Inc.	4.4	5.6
NiSource, Inc.	4.2	4.2
American Electric Power Co., Inc.	4.0	0.0
	65.0
Top Industries (% of fund's net assets)
As of January 31, 2014
Multi-Utilities	36.0%
Electric Utilities	28.3%
Oil, Gas & Consumable Fuels	14.4%
Independent Power Producers & Energy Traders	10.4%
Gas Utilities	7.1%
All Others*	3.8%

As of July 31, 2013
Electric Utilities	38.6%
Multi-Utilities	26.4%
Oil, Gas & Consumable Fuels	15.2%
Independent Power Producers & Energy Traders	13.6%
Gas Utilities	4.7%
All Others*	1.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Utilities Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
ELECTRIC UTILITIES - 28.3%
Electric Utilities - 28.3%
American Electric Power Co., Inc.	176,966	$ 8,637,710
Edison International	173,302	8,346,224
Exelon Corp.	75,300	2,183,700
ITC Holdings Corp.	51,139	5,292,887
NextEra Energy, Inc.	275,040	25,284,426
OGE Energy Corp.	340,823	11,611,840
		61,356,787
GAS UTILITIES - 7.1%
Gas Utilities - 7.1%
ONEOK, Inc.	226,259	15,496,479
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 10.4%
Independent Power Producers & Energy Traders - 10.4%
Calpine Corp. (a)	351,417	6,669,895
NRG Energy, Inc.	309,015	8,606,068
The AES Corp.	516,287	7,258,995
		22,534,958
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
U.S. Silica Holdings, Inc.	16,700	494,654
MULTI-UTILITIES - 36.0%
Multi-Utilities - 36.0%
Ameren Corp.	206,800	7,825,312
CenterPoint Energy, Inc.	403,919	9,451,705
Dominion Resources, Inc.	314,699	21,371,209
NiSource, Inc.	266,863	9,172,081
PG&E Corp.	233,518	9,842,784
Sempra Energy	221,237	20,510,882
		78,173,973
OIL, GAS & CONSUMABLE FUELS - 14.4%
Oil & Gas Exploration & Production - 1.9%
Energen Corp.	59,241	4,189,524
Oil & Gas Storage & Transport - 12.5%
Cheniere Energy Partners LP Holdings LLC	258,936	4,842,103

	Shares	Value
Cheniere Energy, Inc. (a)	109,121	$ 4,794,777
Enbridge, Inc.	74,900	3,144,623
Energy Transfer Equity LP	230,500	9,616,460
Inter Pipeline Ltd.	26,900	669,028
Kinder Morgan Holding Co. LLC	29,400	999,894
Plains GP Holdings LP Class A	114,700	2,915,674
		26,982,559
TOTAL OIL, GAS & CONSUMABLE FUELS		31,172,083
REAL ESTATE INVESTMENT TRUSTS - 1.8%
Specialized REITs - 1.8%
American Tower Corp.	47,000	3,801,360
TOTAL COMMON STOCKS (Cost $189,136,410)		213,030,294
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.10% (b) (Cost $6,291,104)	6,291,104	6,291,104
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $195,427,514)		219,321,398
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(2,442,596)
NET ASSETS - 100%		$ 216,878,802
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,196
Fidelity Securities Lending Cash Central Fund	10,991
Total	$ 12,187
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $189,136,410)	$ 213,030,294
Fidelity Central Funds (cost $6,291,104)	6,291,104
Total Investments (cost $195,427,514)		$ 219,321,398
Receivable for investments sold		3,015,999
Receivable for fund shares sold		248,901
Dividends receivable		77,559
Distributions receivable from Fidelity Central Funds		202
Prepaid expenses		1,320
Other receivables		9,095
Total assets		222,674,474

Liabilities
Payable for investments purchased	$ 5,288,099
Payable for fund shares redeemed	255,152
Distributions payable	22
Accrued management fee	97,499
Distribution and service plan fees payable	75,934
Other affiliated payables	51,803
Other payables and accrued expenses	27,163
Total liabilities		5,795,672

Net Assets		$ 216,878,802
Net Assets consist of:
Paid in capital		$ 200,265,738
Distributions in excess of net investment income		(21,473)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,259,001)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,893,538
Net Assets		$ 216,878,802

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,515,847 ÷ 4,562,509 shares)	$ 24.66

Maximum offering price per share (100/94.25 of $24.66)	$ 26.16
Class T: Net Asset Value and redemption price per share ($42,931,095 ÷ 1,737,400 shares)	$ 24.71

Maximum offering price per share (100/96.50 of $24.71)	$ 25.61
Class B: Net Asset Value and offering price per share ($4,842,374 ÷ 197,447 shares)A	$ 24.52

Class C: Net Asset Value and offering price per share ($38,691,629 ÷ 1,595,036 shares)A	$ 24.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,897,857 ÷ 714,198 shares)	$ 25.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 3,007,663
Income from Fidelity Central Funds		12,187
Total income		3,019,850

Expenses
Management fee	$ 571,060
Transfer agent fees	275,999
Distribution and service plan fees	441,364
Accounting and security lending fees	40,527
Custodian fees and expenses	5,973
Independent trustees' compensation	2,817
Registration fees	42,673
Audit	24,169
Legal	3,283
Miscellaneous	1,377
Total expenses before reductions	1,409,242
Expense reductions	(11,164)	1,398,078
Net investment income (loss)		1,621,772
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,575,522
Foreign currency transactions	6,701
Total net realized gain (loss)		6,582,223
Change in net unrealized appreciation (depreciation) on: Investment securities	6,154,803
Assets and liabilities in foreign currencies	(1,337)
Total change in net unrealized appreciation (depreciation)		6,153,466
Net gain (loss)		12,735,689
Net increase (decrease) in net assets resulting from operations		$ 14,357,461

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,621,772	$ 4,068,543
Net realized gain (loss)	6,582,223	17,517,824
Change in net unrealized appreciation (depreciation)	6,153,466	2,065,725
Net increase (decrease) in net assets resulting from operations	14,357,461	23,652,092
Distributions to shareholders from net investment income	(3,729,223)	(3,653,862)
Distributions to shareholders from net realized gain	(88,322)	-
Total distributions	(3,817,545)	(3,653,862)
Share transactions - net increase (decrease)	(2,060,539)	(6,877,753)
Redemption fees	1,221	5,578
Total increase (decrease) in net assets	8,480,598	13,126,055

Net Assets
Beginning of period	208,398,204	195,272,149
End of period (including distributions in excess of net investment income of $21,474 and undistributed net investment income of $2,085,978, respectively)	$ 216,878,802	$ 208,398,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.48	$ 21.20	$ 19.09	$ 16.59	$ 15.27	$ 20.28
Income from Investment Operations
Net investment income (loss) E	.20	.47	.43	.39	.40	.35
Net realized and unrealized gain (loss)	1.45	2.24	2.07	2.50	1.32	(5.10)
Total from investment operations	1.65	2.71	2.50	2.89	1.72	(4.75)
Distributions from net investment income	(.46)	(.43)	(.39)	(.39)	(.40)	(.26)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.47)	(.43)	(.39)	(.39)	(.40)	(.26)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.66	$ 23.48	$ 21.20	$ 19.09	$ 16.59	$ 15.27
Total Return B, C, D	7.21%	13.09%	13.40%	17.71%	11.42%	(23.44)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.19% A	1.20%	1.23%	1.24%	1.26%	1.26%
Expenses net of fee waivers, if any	1.19% A	1.20%	1.23%	1.24%	1.26%	1.26%
Expenses net of all reductions	1.18% A	1.16%	1.22%	1.20%	1.22%	1.26%
Net investment income (loss)	1.74% A	2.16%	2.24%	2.18%	2.49%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,516	$ 106,851	$ 99,813	$ 78,312	$ 64,890	$ 66,064
Portfolio turnover rate G	103% A	154%	195%	201%	216%	247%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.50	$ 21.21	$ 19.09	$ 16.59	$ 15.27	$ 20.26
Income from Investment Operations
Net investment income (loss) E	.17	.41	.38	.35	.35	.31
Net realized and unrealized gain (loss)	1.45	2.25	2.07	2.50	1.33	(5.10)
Total from investment operations	1.62	2.66	2.45	2.85	1.68	(4.79)
Distributions from net investment income	(.40)	(.37)	(.33)	(.35)	(.36)	(.20)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.41)	(.37)	(.33)	(.35)	(.36)	(.20)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.71	$ 23.50	$ 21.21	$ 19.09	$ 16.59	$ 15.27
Total Return B, C, D	7.03%	12.81%	13.13%	17.39%	11.13%	(23.61)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48% A	1.47%	1.49%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.48% A	1.47%	1.49%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.47% A	1.43%	1.48%	1.46%	1.49%	1.52%
Net investment income (loss)	1.45% A	1.89%	1.98%	1.92%	2.23%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,931	$ 41,239	$ 38,276	$ 35,701	$ 33,651	$ 33,989
Portfolio turnover rate G	103% A	154%	195%	201%	216%	247%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.24	$ 20.96	$ 18.86	$ 16.38	$ 15.08	$ 20.01
Income from Investment Operations
Net investment income (loss) E	.11	.30	.28	.25	.27	.24
Net realized and unrealized gain (loss)	1.44	2.23	2.05	2.49	1.31	(5.04)
Total from investment operations	1.55	2.53	2.33	2.74	1.58	(4.80)
Distributions from net investment income	(.26)	(.25)	(.23)	(.26)	(.28)	(.13)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.27)	(.25)	(.23)	(.26)	(.28)	(.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.52	$ 23.24	$ 20.96	$ 18.86	$ 16.38	$ 15.08
Total Return B, C, D	6.75%	12.24%	12.54%	16.87%	10.56%	(23.97)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97% A	1.96%	1.98%	1.99%	2.01%	2.01%
Expenses net of fee waivers, if any	1.97% A	1.96%	1.98%	1.99%	2.01%	2.01%
Expenses net of all reductions	1.96% A	1.92%	1.97%	1.95%	1.98%	2.01%
Net investment income (loss)	.96% A	1.40%	1.49%	1.43%	1.74%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,842	$ 5,289	$ 6,677	$ 7,773	$ 8,794	$ 10,634
Portfolio turnover rate G	103% A	154%	195%	201%	216%	247%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.03	$ 20.80	$ 18.75	$ 16.30	$ 15.02	$ 19.93
Income from Investment Operations
Net investment income (loss) E	.12	.31	.29	.26	.27	.24
Net realized and unrealized gain (loss)	1.43	2.20	2.03	2.46	1.30	(5.02)
Total from investment operations	1.55	2.51	2.32	2.72	1.57	(4.78)
Distributions from net investment income	(.31)	(.28)	(.27)	(.27)	(.29)	(.13)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.32)	(.28)	(.27)	(.27)	(.29)	(.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.26	$ 23.03	$ 20.80	$ 18.75	$ 16.30	$ 15.02
Total Return B, C, D	6.84%	12.27%	12.56%	16.85%	10.54%	(23.96)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.93%	1.95%	1.98%	2.01%	2.01%
Expenses net of fee waivers, if any	1.92% A	1.93%	1.95%	1.98%	2.01%	2.01%
Expenses net of all reductions	1.90% A	1.89%	1.95%	1.94%	1.97%	2.01%
Net investment income (loss)	1.01% A	1.43%	1.51%	1.43%	1.74%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,692	$ 35,457	$ 29,942	$ 26,915	$ 21,415	$ 22,352
Portfolio turnover rate G	103% A	154%	195%	201%	216%	247%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.87	$ 21.56	$ 19.40	$ 16.85	$ 15.51	$ 20.52
Income from Investment Operations
Net investment income (loss) D	.25	.55	.50	.45	.44	.39
Net realized and unrealized gain (loss)	1.47	2.26	2.10	2.54	1.35	(5.17)
Total from investment operations	1.72	2.81	2.60	2.99	1.79	(4.78)
Distributions from net investment income	(.52)	(.50)	(.44)	(.44)	(.45)	(.23)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.53)	(.50)	(.44)	(.44)	(.45)	(.23)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 25.06	$ 23.87	$ 21.56	$ 19.40	$ 16.85	$ 15.51
Total Return B, C	7.40%	13.40%	13.79%	18.05%	11.66%	(23.24)%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.89%	.92%	.98%	1.00%	1.00%
Expenses net of fee waivers, if any	.86% A	.89%	.92%	.98%	1.00%	1.00%
Expenses net of all reductions	.85% A	.85%	.91%	.94%	.97%	1.00%
Net investment income (loss)	2.07% A	2.46%	2.55%	2.44%	2.75%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,898	$ 19,562	$ 20,564	$ 10,914	$ 6,511	$ 4,373
Portfolio turnover rate F	103% A	154%	195%	201%	216%	247%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,556,964
Gross unrealized depreciation	(1,771,693)
Net unrealized appreciation (depreciation) on securities and other investments	$ 23,785,271

Tax cost	$ 195,536,127

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,282,767 and $110,189,135, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 133,003	$ 3,344
Class T	.25%	.25%	102,900	348
Class B	.75%	.25%	24,436	18,340
Class C	.75%	.25%	181,025	33,995
			$ 441,364	$ 56,027

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,066
Class T	4,971
Class B*	2,377
Class C*	2,744
$ 37,158

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 142,883.27
Class T	63,560.31
Class B	7,364.30
Class C	44,715.25
Institutional Class	17,477.19
	$ 275,999

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,079 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $89 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,991. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,164 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 2,098,795	$ 2,004,234
Class T	689,504	666,068
Class B	54,086	71,622
Class C	483,241	400,020
Institutional Class	403,597	511,918
Total	$ 3,729,223	$ 3,653,862
From net realized gain
Class A	$ 45,735	$ -
Class T	17,387	-
Class B	2,010	-
Class C	15,931	-
Institutional Class	7,259	-
Total	$ 88,322	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	459,165	1,274,291	$ 10,835,093	$ 28,192,446
Reinvestment of distributions	82,515	85,327	1,888,629	1,751,329
Shares redeemed	(529,477)	(1,517,309)	(12,397,124)	(33,069,256)
Net increase (decrease)	12,203	(157,691)	$ 326,598	$ (3,125,481)
Class T
Shares sold	121,937	287,114	$ 2,869,894	$ 6,306,381
Reinvestment of distributions	29,388	30,843	673,761	634,437
Shares redeemed	(169,083)	(367,378)	(3,971,221)	(7,924,238)
Net increase (decrease)	(17,758)	(49,421)	$ (427,566)	$ (983,420)
Class B
Shares sold	3,840	17,365	$ 90,514	$ 386,769
Reinvestment of distributions	2,105	3,129	47,986	63,812
Shares redeemed	(36,112)	(111,479)	(842,212)	(2,387,277)
Net increase (decrease)	(30,167)	(90,985)	$ (703,712)	$ (1,936,696)
Class C
Shares sold	210,114	509,725	$ 4,851,241	$ 11,190,388
Reinvestment of distributions	17,647	15,458	397,963	312,553
Shares redeemed	(172,065)	(425,145)	(3,960,751)	(9,149,304)
Net increase (decrease)	55,696	100,038	$ 1,288,453	$ 2,353,637
Institutional Class
Shares sold	107,213	936,449	$ 2,565,004	$ 20,838,974
Reinvestment of distributions	15,288	22,869	354,761	476,446
Shares redeemed	(227,679)	(1,093,899)	(5,464,077)	(24,501,213)
Net increase (decrease)	(105,178)	(134,581)	$ (2,544,312)	$ (3,185,793)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank†

New York, NY

Brown Brothers Harriman & Co. ††

Boston, MA

State Street Bank and Trust †††

Quincy, MA

† Custodian for Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund.

†† Custodian for Fidelity Advisor Energy Fund.

††† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund.

AFOC-USAN-0314
1.789279.111

Fidelity Advisor

Focus Funds®

Institutional Class

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Fidelity Advisor® Biotechnology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Communications Equipment Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Consumer Discretionary Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Electronics Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Energy Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Financial Services Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Health Care Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Industrials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Technology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Utilities Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.09%
Actual		$ 1,000.00	$ 1,227.30	$ 6.12
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55
Class T	1.41%
Actual		$ 1,000.00	$ 1,225.00	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.90%
Actual		$ 1,000.00	$ 1,222.40	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,015.63	$ 9.65
Class C	1.84%
Actual		$ 1,000.00	$ 1,223.50	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,015.93	$ 9.35
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,229.30	$ 4.55
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	14.3	14.7
Amgen, Inc.	9.2	12.3
Biogen Idec, Inc.	7.7	6.0
Celgene Corp.	5.9	7.2
Alexion Pharmaceuticals, Inc.	4.5	4.6
Intercept Pharmaceuticals, Inc.	3.6	0.5
Vertex Pharmaceuticals, Inc.	3.2	3.9
Regeneron Pharmaceuticals, Inc.	3.2	3.9
Medivation, Inc.	1.9	1.7
Pharmacyclics, Inc.	1.9	2.4
	55.4
Top Industries (% of fund's net assets)
As of January 31, 2014
Biotechnology	93.6%
Pharmaceuticals	3.1%
Health Care Providers & Services	0.3%
Life Sciences Tools & Services	0.0%†
Health Care Equipment & Supplies	0.0%†
All Others*	3.0%

As of July 31, 2013
Biotechnology	96.8%
Pharmaceuticals	1.9%
Health Care Equipment & Supplies	0.1%
Life Sciences Tools & Services	0.0%†
Personal Products	0.0%†
All Others*	1.2%

* Includes short-term investments and net other assets (liabilities).
† Amount represents less than 0.1%.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
BIOTECHNOLOGY - 93.6%
Biotechnology - 93.6%
ACADIA Pharmaceuticals, Inc. (a)(d)	379,586	$ 8,844,354
Acceleron Pharma, Inc.	308,108	14,280,806
Acorda Therapeutics, Inc. (a)	300,572	8,821,788
Actelion Ltd.	46,462	4,366,142
ADMA Biologics, Inc.	50,300	432,580
Aegerion Pharmaceuticals, Inc. (a)	282,543	16,946,929
Agenus, Inc. (a)(d)	9,425	29,123
Agenus, Inc. warrants 6/9/18 (a)	452,000	13,845
Agios Pharmaceuticals, Inc.	7,400	195,730
Agios Pharmaceuticals, Inc. (e)	5,087	134,551
Alexion Pharmaceuticals, Inc. (a)	394,144	62,562,477
Alkermes PLC (a)	294,856	14,353,590
Alnylam Pharmaceuticals, Inc. (a)	173,748	14,535,758
AMAG Pharmaceuticals, Inc. (a)	69,911	1,500,989
Ambit Biosciences Corp.	112,547	1,209,880
Amgen, Inc.	1,089,886	129,641,940
Arena Pharmaceuticals, Inc. (a)(d)	6,328	40,120
ARIAD Pharmaceuticals, Inc. (a)(d)	1,170,695	8,651,436
ArQule, Inc. (a)	950	2,176
Array BioPharma, Inc. (a)	534,904	2,572,888
Arrowhead Research Corp. (a)	238,623	3,660,477
Biogen Idec, Inc. (a)	344,156	107,596,932
BioMarin Pharmaceutical, Inc. (a)	272,238	18,751,753
Bionovo, Inc. warrants 2/2/16 (a)	56,850	204
Bluebird Bio, Inc. (d)	20,549	455,571
Cara Therapeutics, Inc. (a)	72,700	938,557
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	5,897
warrants 5/30/17 (a)	17,900	16,876
Celgene Corp. (a)	546,923	83,094,011
Cell Therapeutics, Inc. (a)	473,147	1,509,339
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	5,766
Celldex Therapeutics, Inc. (a)	413,902	10,670,394
Cepheid, Inc. (a)	55,200	2,917,872
Chimerix, Inc.	19,155	372,565
Clovis Oncology, Inc. (a)	127,534	8,293,536
Cubist Pharmaceuticals, Inc.	253,281	18,512,308
Curis, Inc. (a)	335,272	948,820
Cytokinetics, Inc. (a)	67,916	526,349
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	64,800
Dendreon Corp. (a)(d)	327,540	913,837
Dicerna Pharmaceuticals, Inc.	11,500	472,880
Dyax Corp. (a)	1,443,705	12,155,996
Dynavax Technologies Corp. (a)	5,369	9,342
Emergent BioSolutions, Inc. (a)	40,892	978,546
Enanta Pharmaceuticals, Inc.	105,390	3,855,166
Epizyme, Inc. (d)	303,633	9,230,443
Esperion Therapeutics, Inc. (d)	10,708	163,404
Exact Sciences Corp. (a)(d)	196,659	2,556,567
Exelixis, Inc. (a)(d)	263,845	1,815,254

	Shares	Value
Fate Therapeutics, Inc.	145,502	$ 836,782
Fibrocell Science, Inc. (a)	279,800	1,376,616
Genmab A/S (a)	121,900	4,838,631
Genomic Health, Inc. (a)	54,120	1,630,094
Geron Corp. (a)	1,865,420	9,364,408
Gilead Sciences, Inc. (a)	2,491,728	200,957,863
Halozyme Therapeutics, Inc. (a)(d)	225,117	3,525,332
Hyperion Therapeutics, Inc. (a)	279,121	7,837,718
Idenix Pharmaceuticals, Inc. (a)(d)	192,661	1,350,554
ImmunoGen, Inc. (a)(d)	184,438	2,764,726
Immunomedics, Inc. (a)(d)	359,932	1,745,670
Incyte Corp. (a)	259,374	16,994,184
Infinity Pharmaceuticals, Inc. (a)	199,034	2,557,587
Insys Therapeutics, Inc. (a)	33,499	1,970,746
Intercept Pharmaceuticals, Inc. (a)	168,060	50,565,893
InterMune, Inc. (a)	500,218	6,677,910
Intrexon Corp. (d)	17,700	594,189
Intrexon Corp. (a)	11,530	348,356
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	433,251	6,009,191
Isis Pharmaceuticals, Inc. (a)(d)	324,247	16,556,052
KaloBios Pharmaceuticals, Inc.	165,702	516,990
Karyopharm Therapeutics, Inc.	290,318	10,135,001
Keryx Biopharmaceuticals, Inc. (a)(d)	352,837	5,426,633
KYTHERA Biopharmaceuticals, Inc. (a)(d)	219,330	10,089,180
Lexicon Pharmaceuticals, Inc. (a)	1,437,492	2,644,985
Ligand Pharmaceuticals, Inc. Class B (a)	167,785	10,392,603
Macrogenics, Inc. (d)	97,257	3,871,801
MannKind Corp. (a)(d)	1,236,762	6,703,250
Medivation, Inc. (a)	341,421	27,177,112
Merrimack Pharmaceuticals, Inc. (a)	60,200	316,050
MiMedx Group, Inc. (a)	153,813	1,205,894
Mirati Therapeutics, Inc. (a)	25,300	526,746
Momenta Pharmaceuticals, Inc. (a)	121,037	2,166,562
Myriad Genetics, Inc. (a)(d)	156,810	4,332,660
Neurocrine Biosciences, Inc. (a)	382,847	6,542,855
NewLink Genetics Corp. (a)(d)	219,835	8,138,292
Novavax, Inc. (a)(d)	2,204,031	11,989,929
Novelos Therapeutics, Inc. (a)	137,600	48,160
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	3
NPS Pharmaceuticals, Inc. (a)	334,525	11,969,305
OncoMed Pharmaceuticals, Inc. (d)	18,700	564,179
Onconova Therapeutics, Inc. (d)	113,317	1,713,353
Ophthotech Corp. (d)	178,439	5,511,981
Opko Health, Inc. (a)(d)	850,451	6,744,076
Oragenics, Inc. (a)	250,308	936,152
Orexigen Therapeutics, Inc. (a)(d)	722,378	4,912,170
Organovo Holdings, Inc. (a)(d)	244,983	2,315,089
Osiris Therapeutics, Inc. (a)	219,071	3,419,698
OvaScience, Inc. (a)	12,800	119,808
PDL BioPharma, Inc. (d)	99,788	908,071
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Pharmacyclics, Inc. (a)	200,433	$ 26,671,619
PolyMedix, Inc. (a)	7,142	179
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc.	205,413	5,478,365
Prana Biotechnology Ltd. ADR (a)(d)	131,998	1,531,177
Progenics Pharmaceuticals, Inc. (a)	553,886	2,647,575
Prosensa Holding BV (a)	334	2,014
Protalix BioTherapeutics, Inc. (a)(d)	90,943	386,508
Prothena Corp. PLC (a)	51,700	1,599,598
PTC Therapeutics, Inc. (a)(d)	213,001	5,552,936
Puma Biotechnology, Inc. (a)	168,811	19,955,148
Raptor Pharmaceutical Corp. (a)	245,273	3,813,995
Receptos, Inc.	201,390	8,025,392
Regeneron Pharmaceuticals, Inc. (a)	153,078	44,176,780
Regulus Therapeutics, Inc. (a)	174,370	1,586,767
Rigel Pharmaceuticals, Inc. (a)	1,572	4,763
Sangamo Biosciences, Inc. (a)(d)	464,115	8,975,984
Sarepta Therapeutics, Inc. (a)(d)	132,301	3,225,498
Seattle Genetics, Inc. (a)(d)	196,850	8,830,691
Sophiris Bio, Inc. (a)	141,653	574,879
Sorrento Therapeutics, Inc. (a)	45,800	437,390
Spectrum Pharmaceuticals, Inc. (a)	363,247	3,054,907
Stemline Therapeutics, Inc.	128,093	3,221,539
Sunesis Pharmaceuticals, Inc. (a)	159,517	698,684
Synageva BioPharma Corp. (a)	68,100	6,168,498
Synergy Pharmaceuticals, Inc. (a)(d)	242,484	1,287,590
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	20,600	29,458
Synta Pharmaceuticals Corp. (a)(d)	471,286	2,516,667
Synthetic Biologics, Inc. (a)	100	197
TESARO, Inc. (a)	165,179	5,204,790
Theravance, Inc. (a)(d)	158,926	5,851,655
Threshold Pharmaceuticals, Inc. (a)	92,584	451,810
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	91,493
United Therapeutics Corp. (a)	163,894	16,818,802
Verastem, Inc. (a)(d)	154,324	1,938,309
Vertex Pharmaceuticals, Inc. (a)	559,989	44,261,531
Vical, Inc. (a)	659,862	890,814
Xencor, Inc.	205,100	1,796,676
XOMA Corp. (a)	463,026	3,597,712
ZIOPHARM Oncology, Inc. (a)(d)	486,379	2,037,928
		1,312,867,974
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	14,200	0

	Shares	Value
Aradigm Corp. (a)	351,440	$ 75,560
InVivo Therapeutics Holdings Corp. (a)	98,300	216,260
		291,820
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Services - 0.3%
Intra-Cellular Therapies, Inc.	214,254	4,156,528
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
BG Medicine, Inc. (a)(d)	75,570	91,062
ChromaDex, Inc. (a)	143,866	241,695
Transgenomic, Inc. (a)	16,258	97,548
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	1
		430,306
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	333,300	49,995
PHARMACEUTICALS - 2.9%
Pharmaceuticals - 2.9%
AcelRx Pharmaceuticals, Inc. (a)(d)	52,410	598,522
Auxilium Pharmaceuticals, Inc. (a)	101,038	2,584,552
AVANIR Pharmaceuticals Class A (a)	1,090,387	4,088,951
Horizon Pharma, Inc. (a)(d)	484,633	4,778,481
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	18,737	106,096
warrants 9/25/17 (a)	55,250	302,118
Jazz Pharmaceuticals PLC (a)	36,220	5,493,125
NeurogesX, Inc. (a)	187,202	1,835
Pacira Pharmaceuticals, Inc. (a)	104,160	7,138,085
Perrigo Co. PLC	49	7,627
Relypsa, Inc.	161,876	5,351,621
Repros Therapeutics, Inc. (a)(d)	227,500	4,265,625
TherapeuticsMD, Inc. (a)	113,400	746,172
Zogenix, Inc. (a)	1,284,991	5,692,510
Zogenix, Inc. warrants 7/27/17 (a)	32,985	29,962
		41,185,282
TOTAL COMMON STOCKS (Cost $925,464,401)		1,358,981,905
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
aTyr Pharma, Inc. 8.00% (f)	282,494	714,427
Zafgen, Inc. Series E (f)	810,900	1,761,680
		2,476,107
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.0%
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Moderna LLC Series D, 8.00% (f)	26,918	$ 574,161
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (f)	299,320	4,885
Equilibrate Worldwide Therapeutics Series D (f)	299,320	12,024
Neuropathic Worldwide Therapeutics Series D (f)	299,320	2,254
Oculus Worldwide Therapeutics Series D (f)	299,320	3,756
Orchestrate U.S. Therapeutics, Inc. Series D (f)	299,320	5,259
Orchestrate Worldwide Therapeutics Series D (f)	299,320	9,393
		37,571
TOTAL NONCONVERTIBLE PREFERRED STOCKS		611,732
TOTAL PREFERRED STOCKS (Cost $3,087,839)		3,087,839
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 0.10% (b)	30,775,863	30,775,863
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	79,168,807	79,168,807
TOTAL MONEY MARKET FUNDS (Cost $109,944,670)		109,944,670
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,038,496,910)		1,472,014,414
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(68,564,939)
NET ASSETS - 100%		$ 1,403,449,475
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,551 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,087,839 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 714,427
Equilibrate Asia Therapeutics Series D	5/17/13	$ 4,885
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 12,024
Moderna LLC Series D, 8.00%	11/6/13	$ 574,161
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 2,254
Oculus Worldwide Therapeutics Series D	5/17/13	$ 3,756
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 5,259
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 9,393
Zafgen, Inc. Series E	11/25/13	$ 1,761,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,083
Fidelity Securities Lending Cash Central Fund	629,363
Total	$ 637,446
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,358,981,905	$ 1,356,584,825	$ 1,822,201	$ 574,879
Preferred Stocks	3,087,839	-	-	3,087,839
Money Market Funds	109,944,670	109,944,670	-	-
Total Investments in Securities:	$ 1,472,014,414	$ 1,466,529,495	$ 1,822,201	$ 3,662,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $75,194,326) - See accompanying schedule: Unaffiliated issuers (cost $928,552,240)	$ 1,362,069,744
Fidelity Central Funds (cost $109,944,670)	109,944,670
Total Investments (cost $1,038,496,910)		$ 1,472,014,414
Cash		232,180
Receivable for investments sold		12,940,888
Receivable for fund shares sold		16,176,443
Distributions receivable from Fidelity Central Funds		186,754
Prepaid expenses		4,174
Other receivables		12,708
Total assets		1,501,567,561

Liabilities
Payable for investments purchased	$ 14,889,259
Payable for fund shares redeemed	2,820,669
Accrued management fee	592,760
Distribution and service plan fees payable	391,069
Other affiliated payables	220,167
Other payables and accrued expenses	35,355
Collateral on securities loaned, at value	79,168,807
Total liabilities		98,118,086

Net Assets		$ 1,403,449,475
Net Assets consist of:
Paid in capital		$ 983,780,998
Accumulated net investment loss		(6,009,107)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,839,920)
Net unrealized appreciation (depreciation) on investments		433,517,504
Net Assets		$ 1,403,449,475

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($586,380,757 ÷ 27,774,864 shares)	$ 21.11

Maximum offering price per share (100/94.25 of $21.11)	$ 22.40
Class T: Net Asset Value and redemption price per share ($94,715,209 ÷ 4,662,800 shares)	$ 20.31

Maximum offering price per share (100/96.50 of $20.31)	$ 21.05
Class B: Net Asset Value and offering price per share ($8,987,209 ÷ 475,291 shares)A	$ 18.91

Class C: Net Asset Value and offering price per share ($306,053,764 ÷ 16,162,803 shares)A	$ 18.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($407,312,536 ÷ 18,489,906 shares)	$ 22.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 970,998
Interest		2,976
Income from Fidelity Central Funds (including $629,363 from security lending)		637,446
Total income		1,611,420

Expenses
Management fee	$ 2,660,626
Transfer agent fees	1,008,371
Distribution and service plan fees	1,780,232
Accounting and security lending fees	164,780
Custodian fees and expenses	21,151
Independent trustees' compensation	11,572
Registration fees	120,953
Audit	24,298
Legal	9,286
Miscellaneous	3,639
Total expenses before reductions	5,804,908
Expense reductions	(15,746)	5,789,162
Net investment income (loss)		(4,177,742)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(350,090)
Foreign currency transactions	1,182
Total net realized gain (loss)		(348,908)
Change in net unrealized appreciation (depreciation) on investment securities		228,885,831
Net gain (loss)		228,536,923
Net increase (decrease) in net assets resulting from operations		$ 224,359,181

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,177,742)	$ (2,400,307)
Net realized gain (loss)	(348,908)	(3,418,106)
Change in net unrealized appreciation (depreciation)	228,885,831	172,587,152
Net increase (decrease) in net assets resulting from operations	224,359,181	166,768,739
Distributions to shareholders from net realized gain	(3,083,049)	(10,422,000)
Share transactions - net increase (decrease)	494,810,077	368,981,342
Redemption fees	36,378	20,216
Total increase (decrease) in net assets	716,122,587	525,348,297

Net Assets
Beginning of period	687,326,888	161,978,591
End of period (including accumulated net investment loss of $6,009,107 and accumulated net investment loss of $1,831,365, respectively)	$ 1,403,449,475	$ 687,326,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.25	$ 11.79	$ 8.81	$ 6.67	$ 6.94	$ 7.81
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.07)	(.07) H	(.08) I	(.08)
Net realized and unrealized gain (loss)	3.98	6.24	3.05	2.21	(.19)	(.79)
Total from investment operations	3.91	6.15	2.98	2.14	(.27)	(.87)
Distributions from net realized gain	(.05)	(.69)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 21.11	$ 17.25	$ 11.79	$ 8.81	$ 6.67	$ 6.94
Total Return B, C, D	22.73%	54.94%	33.83%	32.08%	(3.89)%	(11.14)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.09% A	1.15%	1.27%	1.35%	1.39%	1.40%
Expenses net of fee waivers, if any	1.09% A	1.15%	1.27%	1.35%	1.39%	1.40%
Expenses net of all reductions	1.09% A	1.14%	1.27%	1.34%	1.38%	1.40%
Net investment income (loss)	(.75)% A	(.63)%	(.73)%	(.91)% H	(1.15)% I	(1.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 586,381	$ 286,695	$ 68,993	$ 30,639	$ 20,154	$ 19,858
Portfolio turnover rate G	26% A	22%	82%	99%	130%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.63	$ 11.42	$ 8.56	$ 6.50	$ 6.78	$ 7.65
Income from Investment Operations
Net investment income (loss) E	(.09)	(.12)	(.10)	(.09) H	(.09) I	(.09)
Net realized and unrealized gain (loss)	3.82	6.02	2.96	2.15	(.19)	(.78)
Total from investment operations	3.73	5.90	2.86	2.06	(.28)	(.87)
Distributions from net realized gain	(.05)	(.69)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.31	$ 16.63	$ 11.42	$ 8.56	$ 6.50	$ 6.78
Total Return B, C, D	22.50%	54.50%	33.41%	31.69%	(4.13)%	(11.37)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.41% A	1.46%	1.56%	1.64%	1.69%	1.71%
Expenses net of fee waivers, if any	1.41% A	1.46%	1.56%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.41% A	1.46%	1.56%	1.64%	1.64%	1.65%
Net investment income (loss)	(1.08)% A	(.94)%	(1.02)%	(1.21)% H	(1.41)% I	(1.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,715	$ 67,887	$ 28,154	$ 16,454	$ 11,684	$ 13,356
Portfolio turnover rate G	26% A	22%	82%	99%	130%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.34)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.55)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.52	$ 10.75	$ 8.09	$ 6.17	$ 6.47	$ 7.34
Income from Investment Operations
Net investment income (loss) E	(.13)	(.17)	(.13)	(.12) H	(.12) I	(.12)
Net realized and unrealized gain (loss)	3.57	5.63	2.79	2.04	(.18)	(.75)
Total from investment operations	3.44	5.46	2.66	1.92	(.30)	(.87)
Distributions from net realized gain	(.05)	(.69)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 18.91	$ 15.52	$ 10.75	$ 8.09	$ 6.17	$ 6.47
Total Return B, C, D	22.24%	53.76%	32.88%	31.12%	(4.64)%	(11.85)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.90% A	1.94%	2.03%	2.10%	2.14%	2.15%
Expenses net of fee waivers, if any	1.90% A	1.94%	2.03%	2.10%	2.14%	2.15%
Expenses net of all reductions	1.90% A	1.94%	2.02%	2.09%	2.13%	2.15%
Net investment income (loss)	(1.56)% A	(1.42)%	(1.49)%	(1.66)% H	(1.90)% I	(2.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,987	$ 8,136	$ 6,349	$ 5,849	$ 6,297	$ 7,377
Portfolio turnover rate G	26% A	22%	82%	99%	130%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 10.76	$ 8.10	$ 6.18	$ 6.47	$ 7.34
Income from Investment Operations
Net investment income (loss) E	(.12)	(.17)	(.13)	(.12) H	(.12) I	(.12)
Net realized and unrealized gain (loss)	3.58	5.63	2.79	2.04	(.17)	(.75)
Total from investment operations	3.46	5.46	2.66	1.92	(.29)	(.87)
Distributions from net realized gain	(.05)	(.69)	-	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 18.94	$ 15.53	$ 10.76	$ 8.10	$ 6.18	$ 6.47
Total Return B, C, D	22.35%	53.71%	32.84%	31.07%	(4.48)%	(11.85)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.84% A	1.88%	2.01%	2.10%	2.14%	2.15%
Expenses net of fee waivers, if any	1.84% A	1.88%	2.01%	2.10%	2.14%	2.15%
Expenses net of all reductions	1.83% A	1.87%	2.01%	2.09%	2.13%	2.15%
Net investment income (loss)	(1.50)% A	(1.36)%	(1.47)%	(1.66)% H	(1.90)% I	(2.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 306,054	$ 146,684	$ 31,710	$ 15,787	$ 11,421	$ 12,426
Portfolio turnover rate G	26% A	22%	82%	99%	130%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.97	$ 12.22	$ 9.10	$ 6.87	$ 7.12	$ 8.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.05)	(.04)	(.05) G	(.06) H	(.06)
Net realized and unrealized gain (loss)	4.15	6.49	3.16	2.28	(.19)	(.82)
Total from investment operations	4.11	6.44	3.12	2.23	(.25)	(.88)
Distributions from net realized gain	(.05)	(.69)	-	-	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.03	$ 17.97	$ 12.22	$ 9.10	$ 6.87	$ 7.12
Total Return B, C	22.93%	55.39%	34.29%	32.46%	(3.51)%	(11.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	.81% A	.85%	.95%	1.04%	1.07%	1.11%
Expenses net of fee waivers, if any	.81% A	.85%	.95%	1.04%	1.07%	1.11%
Expenses net of all reductions	.81% A	.84%	.94%	1.03%	1.06%	1.11%
Net investment income (loss)	(.47)% A	(.32)%	(.40)%	(.60)% G	(.83)% H	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 407,313	$ 177,926	$ 26,772	$ 5,903	$ 3,008	$ 1,901
Portfolio turnover rate F	26% A	22%	82%	99%	130%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.97)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 462,199,332
Gross unrealized depreciation	(33,774,277)
Net unrealized appreciation (depreciation) on securities and other investments	$ 428,425,055

Tax cost	$ 1,043,589,359

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,733,930)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $582,289,188 and $127,304,194, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 507,724	$ 7,795
Class T	.25%	.25%	192,740	-
Class B	.75%	.25%	40,552	30,486
Class C	.75%	.25%	1,039,216	657,614
			$ 1,780,232	$ 695,895

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 514,467
Class T	37,045
Class B*	6,053
Class C*	29,103
$ 586,668

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 429,856.21
Class T	110,396.29
Class B	11,068.27
Class C	215,181.21
Institutional Class	241,870.18
	$ 1,008,371

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,747 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $309 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,746 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Class A	$ 1,291,019	$ 4,291,683
Class T	234,773	1,771,667
Class B	24,488	386,626
Class C	722,215	2,278,583
Institutional Class	810,554	1,693,441
Total	$ 3,083,049	$ 10,422,000

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	14,406,994	13,694,524	$ 265,326,754	$ 191,221,226
Reinvestment of distributions	64,680	314,111	1,162,297	3,649,967
Shares redeemed	(3,316,932)	(3,240,220)	(60,752,032)	(42,003,741)
Net increase (decrease)	11,154,742	10,768,415	$ 205,737,019	$ 152,867,452
Class T
Shares sold	1,272,583	2,069,871	$ 22,563,116	$ 26,930,551
Reinvestment of distributions	13,197	149,494	228,305	1,678,816
Shares redeemed	(706,162)	(601,268)	(12,742,135)	(7,670,183)
Net increase (decrease)	579,618	1,618,097	$ 10,049,286	$ 20,939,184
Class B
Shares sold	63,924	144,734	$ 1,072,620	$ 1,825,757
Reinvestment of distributions	1,384	32,327	22,292	340,408
Shares redeemed	(114,327)	(243,257)	(1,861,949)	(2,832,185)
Net increase (decrease)	(49,019)	(66,196)	$ (767,037)	$ (666,020)
Class C
Shares sold	7,743,439	7,472,327	$ 129,327,953	$ 93,824,317
Reinvestment of distributions	36,658	172,010	591,296	1,812,981
Shares redeemed	(1,059,670)	(1,149,639)	(17,443,459)	(13,555,676)
Net increase (decrease)	6,720,427	6,494,698	$ 112,475,790	$ 82,081,622
Institutional Class
Shares sold	11,011,528	9,398,986	$ 212,936,336	$ 138,330,404
Reinvestment of distributions	35,974	114,710	674,146	1,385,697
Shares redeemed	(2,457,875)	(1,804,114)	(46,295,463)	(25,956,997)
Net increase (decrease)	8,589,627	7,709,582	$ 167,315,019	$ 113,759,104

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.40%
Actual		$ 1,000.00	$ 1,110.60	$ 7.45
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,109.00	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,106.70	$ 11.42
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,106.70	$ 11.42
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,111.80	$ 6.12
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	18.1	22.1
QUALCOMM, Inc.	16.0	15.0
Juniper Networks, Inc.	5.8	6.0
F5 Networks, Inc.	4.9	4.5
Nokia Corp. sponsored ADR	4.5	2.6
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.4	4.5
Alcatel-Lucent SA sponsored ADR	3.6	3.2
Polycom, Inc.	3.1	2.6
Riverbed Technology, Inc.	3.0	2.2
Motorola Solutions, Inc.	2.5	2.7
	65.9
Top Industries (% of fund's net assets)
As of January 31, 2014
Communications Equipment	85.3%
Semiconductors & Semiconductor Equipment	2.9%
Computers & Peripherals	2.6%
Internet Software & Services	1.8%
IT Services	1.7%
All Others*	5.7%

As of July 31, 2013
Communications Equipment	83.2%
Computers & Peripherals	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Electronic Equipment & Components	1.9%
IT Services	1.8%
All Others*	8.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 85.3%
Communications Equipment - 85.3%
ADVA Optical Networking SE (a)	17,801	$ 91,711
Alcatel-Lucent SA sponsored ADR	104,657	413,395
Anaren, Inc. (a)	3,400	95,030
Aruba Networks, Inc. (a)(d)	10,840	213,656
BlackBerry Ltd. (a)(d)	25,900	244,755
Brocade Communications Systems, Inc. (a)	18,359	171,473
Calix Networks, Inc. (a)	2,700	21,411
Cisco Systems, Inc.	93,924	2,057,875
Comtech Telecommunications Corp.	1,700	51,714
F5 Networks, Inc. (a)	5,165	552,655
Infinera Corp. (a)(d)	4,400	38,368
InterDigital, Inc.	2,900	83,375
Ixia (a)	4,900	62,671
JDS Uniphase Corp. (a)	9,900	131,571
Juniper Networks, Inc. (a)	24,888	662,270
Motorola Solutions, Inc.	4,547	290,099
NETGEAR, Inc. (a)	5,400	172,314
Nokia Corp. sponsored ADR (a)	73,420	508,066
Oclaro, Inc. (a)	7,500	20,025
Palo Alto Networks, Inc. (a)	3,400	202,130
Plantronics, Inc.	4,600	197,478
Polycom, Inc. (a)	29,799	355,502
QUALCOMM, Inc.	24,581	1,824,402
Radware Ltd. (a)	8,300	140,436
Riverbed Technology, Inc. (a)	17,558	346,244
Sonus Networks, Inc. (a)	38,000	114,000
Spirent Communications PLC	66,300	103,705
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	40,520	497,991
Wi-Lan, Inc.	16,100	48,137
		9,712,459
COMPUTERS & PERIPHERALS - 2.6%
Computer Hardware - 1.6%
Apple, Inc.	288	144,173
Super Micro Computer, Inc. (a)	1,800	37,008
		181,181
Computer Storage & Peripherals - 1.0%
EMC Corp.	2,200	53,328
QLogic Corp. (a)	4,900	56,693
		110,021
TOTAL COMPUTERS & PERIPHERALS		291,202
ELECTRONIC EQUIPMENT & COMPONENTS - 0.7%
Electronic Manufacturing Services - 0.2%
Jabil Circuit, Inc.	1,300	23,361

	Shares	Value
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	1,100	$ 56,518
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		79,879
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Vocera Communications, Inc. (a)	1,500	26,205
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
Equinix, Inc. (a)	400	74,080
Google, Inc. Class A (a)	96	113,373
Rackspace Hosting, Inc. (a)	600	21,846
		209,299
IT SERVICES - 1.7%
IT Consulting & Other Services - 1.7%
Amdocs Ltd.	4,400	190,344
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Semiconductors - 2.9%
Altera Corp.	4,500	150,435
Broadcom Corp. Class A	5,100	151,776
Semtech Corp. (a)	1,200	27,372
		329,583
SOFTWARE - 1.6%
Application Software - 0.8%
BroadSoft, Inc. (a)	1,500	45,915
Citrix Systems, Inc. (a)	800	43,256
		89,171
Systems Software - 0.8%
Rovi Corp. (a)	2,000	42,420
Symantec Corp.	2,200	47,102
		89,522
TOTAL SOFTWARE		178,693
TOTAL COMMON STOCKS (Cost $8,942,652)		11,017,664
Money Market Funds - 10.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	682,679	$ 682,679
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	544,050	544,050
TOTAL MONEY MARKET FUNDS (Cost $1,226,729)		1,226,729
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $10,169,381)		12,244,393
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(862,074)
NET ASSETS - 100%		$ 11,382,319
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 372
Fidelity Securities Lending Cash Central Fund	1,760
Total	$ 2,132
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.0%
Finland	4.5%
Sweden	4.4%
France	3.6%
Canada	2.6%
Israel	1.2%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $503,082) - See accompanying schedule: Unaffiliated issuers (cost $8,942,652)	$ 11,017,664
Fidelity Central Funds (cost $1,226,729)	1,226,729
Total Investments (cost $10,169,381)		$ 12,244,393
Cash		2,122
Receivable for investments sold		7,918,891
Receivable for fund shares sold		57,028
Dividends receivable		930
Distributions receivable from Fidelity Central Funds		170
Prepaid expenses		69
Receivable from investment adviser for expense reductions		1,765
Other receivables		565
Total assets		20,225,933

Liabilities
Payable for investments purchased	$ 105,182
Payable for fund shares redeemed	8,151,388
Accrued management fee	8,948
Distribution and service plan fees payable	4,664
Other affiliated payables	4,188
Other payables and accrued expenses	25,194
Collateral on securities loaned, at value	544,050
Total liabilities		8,843,614

Net Assets		$ 11,382,319
Net Assets consist of:
Paid in capital		$ 10,154,119
Accumulated net investment loss		(14,789)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(832,166)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,075,155
Net Assets		$ 11,382,319

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,963,237 ÷ 349,060 shares)	$ 11.35

Maximum offering price per share (100/94.25 of $11.35)	$ 12.04
Class T: Net Asset Value and redemption price per share ($3,750,127 ÷ 341,200 shares)	$ 10.99

Maximum offering price per share (100/96.50 of $10.99)	$ 11.39
Class B: Net Asset Value and offering price per share ($413,235 ÷ 40,221 shares)A	$ 10.27

Class C: Net Asset Value and offering price per share ($2,338,219 ÷ 227,696 shares)A	$ 10.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($917,501 ÷ 78,189 shares)	$ 11.73
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 95,983
Interest		13
Income from Fidelity Central Funds		2,132
Total income		98,128

Expenses
Management fee	$ 37,056
Transfer agent fees	19,627
Distribution and service plan fees	27,849
Accounting and security lending fees	2,657
Custodian fees and expenses	3,738
Independent trustees' compensation	163
Registration fees	45,518
Audit	24,160
Legal	199
Miscellaneous	280
Total expenses before reductions	161,247
Expense reductions	(57,174)	104,073
Net investment income (loss)		(5,945)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	587,813
Foreign currency transactions	(72)
Total net realized gain (loss)		587,741
Change in net unrealized appreciation (depreciation) on: Investment securities	957,043
Assets and liabilities in foreign currencies	143
Total change in net unrealized appreciation (depreciation)		957,186
Net gain (loss)		1,544,927
Net increase (decrease) in net assets resulting from operations		$ 1,538,982

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,945)	$ (7,046)
Net realized gain (loss)	587,741	329,684
Change in net unrealized appreciation (depreciation)	957,186	2,517,574
Net increase (decrease) in net assets resulting from operations	1,538,982	2,840,212
Distributions to shareholders from net investment income	-	(3,925)
Share transactions - net increase (decrease)	(1,128,999)	(1,708,594)
Redemption fees	77	1,030
Total increase (decrease) in net assets	410,060	1,128,723

Net Assets
Beginning of period	10,972,259	9,843,536
End of period (including accumulated net investment loss of $14,789 and accumulated net investment loss of $8,844, respectively)	$ 11,382,319	$ 10,972,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 7.71	$ 9.73	$ 8.67	$ 7.28	$ 7.82
Income from Investment Operations
Net investment income (loss) E	- J	.02	(.01)	(.06)	(.11)	.02 H
Net realized and unrealized gain (loss)	1.13	2.50	(1.81)	1.12	1.50	(.56)
Total from investment operations	1.13	2.52	(1.82)	1.06	1.39	(.54)
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	-	-	(.20)	-	-	-
Total distributions	-	(.01)	(.20)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.35	$ 10.22	$ 7.71	$ 9.73	$ 8.67	$ 7.28
Total Return B, C, D	11.06%	32.65%	(18.88)%	12.23%	19.09%	(6.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.32% A	2.22%	1.96%	1.64%	1.90%	3.15%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.37%	1.39%	1.39%	1.38%	1.40%
Net investment income (loss)	.08% A	.18%	(.16)%	(.60)%	(1.32)%	.26% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,963	$ 3,962	$ 3,568	$ 8,787	$ 4,860	$ 3,476
Portfolio turnover rate G	164% A	33%	79%	101%	106%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 7.49	$ 9.48	$ 8.46	$ 7.13	$ 7.68
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.03)	(.09)	(.13)	- H, J
Net realized and unrealized gain (loss)	1.09	2.43	(1.76)	1.11	1.46	(.55)
Total from investment operations	1.08	2.42	(1.79)	1.02	1.33	(.55)
Distributions from net realized gain	-	-	(.20)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.99	$ 9.91	$ 7.49	$ 9.48	$ 8.46	$ 7.13
Total Return B, C, D	10.90%	32.31%	(19.06)%	12.06%	18.65%	(7.16)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.60% A	2.52%	2.27%	1.97%	2.20%	3.52%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.62%	1.64%	1.64%	1.63%	1.65%
Net investment income (loss)	(.17)% A	(.07)%	(.41)%	(.85)%	(1.57)%	.01% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,750	$ 3,342	$ 2,843	$ 4,607	$ 3,273	$ 2,396
Portfolio turnover rate G	164% A	33%	79%	101%	106%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 7.05	$ 8.99	$ 8.06	$ 6.83	$ 7.39
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	(.07)	(.13)	(.16)	(.03) H
Net realized and unrealized gain (loss)	1.02	2.28	(1.67)	1.06	1.39	(.53)
Total from investment operations	.99	2.23	(1.74)	.93	1.23	(.56)
Distributions from net realized gain	-	-	(.20)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.27	$ 9.28	$ 7.05	$ 8.99	$ 8.06	$ 6.83
Total Return B, C, D	10.67%	31.63%	(19.56)%	11.54%	18.01%	(7.58)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.06% A	3.00%	2.71%	2.47%	2.68%	3.98%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.13%	2.13%	2.14%	2.13%	2.15%
Net investment income (loss)	(.67)% A	(.57)%	(.91)%	(1.35)%	(2.07)%	(.49)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 413	$ 480	$ 570	$ 1,316	$ 1,408	$ 1,281
Portfolio turnover rate G	164% A	33%	79%	101%	106%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 7.05	$ 8.98	$ 8.06	$ 6.82	$ 7.38
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	(.07)	(.13)	(.16)	(.03) H
Net realized and unrealized gain (loss)	1.02	2.28	(1.66)	1.05	1.40	(.53)
Total from investment operations	.99	2.23	(1.73)	.92	1.24	(.56)
Distributions from net realized gain	-	-	(.20)	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.27	$ 9.28	$ 7.05	$ 8.98	$ 8.06	$ 6.82
Total Return B, C, D	10.67%	31.63%	(19.47)%	11.41%	18.18%	(7.59)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.08% A	2.98%	2.71%	2.40%	2.67%	3.63%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.12%	2.14%	2.14%	2.13%	2.15%
Net investment income (loss)	(.67)% A	(.57)%	(.91)%	(1.35)%	(2.07)%	(.49)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,338	$ 2,334	$ 2,142	$ 5,866	$ 3,029	$ 2,792
Portfolio turnover rate G	164% A	33%	79%	101%	106%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 7.95	$ 10.00	$ 8.88	$ 7.45	$ 7.98
Income from Investment Operations
Net investment income (loss) D	.02	.04	.01	(.04)	(.09)	.03 G
Net realized and unrealized gain (loss)	1.16	2.58	(1.86)	1.16	1.52	(.56)
Total from investment operations	1.18	2.62	(1.85)	1.12	1.43	(.53)
Distributions from net investment income	-	(.02)	-	-	-	-
Distributions from net realized gain	-	-	(.20)	-	-	-
Total distributions	-	(.02)	(.20)	-	-	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.73	$ 10.55	$ 7.95	$ 10.00	$ 8.88	$ 7.45
Total Return B, C	11.18%	32.92%	(18.66)%	12.61%	19.19%	(6.64)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.68% A	1.93%	1.66%	1.22%	1.54%	2.44%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14% A	1.12%	1.13%	1.14%	1.13%	1.15%
Net investment income (loss)	.32% A	.43%	.10%	(.35)%	(1.07)%	.51% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 918	$ 855	$ 721	$ 2,855	$ 1,717	$ 957
Portfolio turnover rate F	164% A	33%	79%	101%	106%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,376,747
Gross unrealized depreciation	(342,922)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,033,825

Tax cost	$ 10,210,568

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,351,318)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,584,575 and $10,335,194, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,866	$ 31
Class T	.25%	.25%	8,820	-
Class B	.75%	.25%	2,175	1,631
Class C	.75%	.25%	11,988	2,519
			$ 27,849	$ 4,181

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,138
Class T	867
Class B*	1,168
Class C*	137
$ 3,310

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,089.31
Class T	6,200.35
Class B	681.31
Class C	3,833.32
Institutional Class	2,824.18
	$ 19,627

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,090 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,760. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 17,973
Class T	1.65%	16,911
Class B	2.15%	1,986
Class C	2.15%	11,255
Institutional Class	1.15%	8,423
		$ 56,548

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $621 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ -	$ 2,612
Institutional Class	-	1,313
Total	$ -	$ 3,925

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	32,794	119,229	$ 357,040	$ 1,075,395
Reinvestment of distributions	-	272	-	2,398
Shares redeemed	(71,346)	(194,578)	(758,467)	(1,739,434)
Net increase (decrease)	(38,552)	(75,077)	$ (401,427)	$ (661,641)
Class T
Shares sold	22,621	54,310	$ 235,638	$ 477,965
Shares redeemed	(18,778)	(96,623)	(196,365)	(817,480)
Net increase (decrease)	3,843	(42,313)	$ 39,273	$ (339,515)
Class B
Shares sold	63	612	$ 624	$ 4,500
Shares redeemed	(11,496)	(29,754)	(110,275)	(242,910)
Net increase (decrease)	(11,433)	(29,142)	$ (109,651)	$ (238,410)
Class C
Shares sold	23,810	99,311	$ 232,965	$ 848,531
Shares redeemed	(47,687)	(151,640)	(469,953)	(1,232,762)
Net increase (decrease)	(23,877)	(52,329)	$ (236,988)	$ (384,231)
Institutional Class
Shares sold	714,211	37,292	$ 7,985,052	$ 354,493
Reinvestment of distributions	-	122	-	1,105
Shares redeemed	(717,065)	(47,116)	(8,405,258)	(440,395)
Net increase (decrease)	(2,854)	(9,702)	$ (420,206)	$ (84,797)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 1,052.40	$ 6.47
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.55%
Actual		$ 1,000.00	$ 1,051.00	$ 8.01
Hypothetical A		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.06%
Actual		$ 1,000.00	$ 1,048.00	$ 10.63
Hypothetical A		$ 1,000.00	$ 1,014.82	$ 10.46
Class C	2.02%
Actual		$ 1,000.00	$ 1,048.90	$ 10.43
Hypothetical A		$ 1,000.00	$ 1,015.02	$ 10.26
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,053.80	$ 4.97
Hypothetical A		$ 1,000.00	$ 1,020.37	$ 4.89

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	6.1	4.7
Target Corp.	4.7	0.0
McDonald's Corp.	4.1	0.0
Dollar General Corp.	3.8	2.9
Twenty-First Century Fox, Inc. Class A	3.7	4.3
DIRECTV	3.7	1.7
Lowe's Companies, Inc.	3.5	3.5
Yum! Brands, Inc.	3.4	3.1
Dollar Tree, Inc.	3.1	2.3
Time Warner, Inc.	3.1	3.5
	39.2
Top Industries (% of fund's net assets)
As of January 31, 2014
Specialty Retail	27.2%
Media	22.0%
Hotels, Restaurants & Leisure	14.8%
Multiline Retail	11.6%
Textiles, Apparel & Luxury Goods	9.4%
All Others*	15.0%

As of July 31, 2013
Specialty Retail	32.4%
Media	26.6%
Hotels, Restaurants & Leisure	10.8%
Textiles, Apparel & Luxury Goods	9.5%
Multiline Retail	5.2%
All Others*	15.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AUTO COMPONENTS - 3.1%
Auto Parts & Equipment - 3.1%
Delphi Automotive PLC	37,584	$ 2,288,490
TRW Automotive Holdings Corp. (a)	20,446	1,516,071
		3,804,561
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Diversified Support Services - 1.9%
KAR Auction Services, Inc.	82,204	2,286,915
HOTELS, RESTAURANTS & LEISURE - 14.8%
Hotels, Resorts & Cruise Lines - 3.2%
Marriott International, Inc. Class A	28,050	1,382,865
Wyndham Worldwide Corp.	35,311	2,504,962
		3,887,827
Restaurants - 11.6%
Bloomin' Brands, Inc. (a)	28,746	660,296
Burger King Worldwide, Inc.	95,721	2,329,849
McDonald's Corp.	53,077	4,998,261
Texas Roadhouse, Inc. Class A	83,741	2,030,719
Yum! Brands, Inc.	60,814	4,083,660
		14,102,785
TOTAL HOTELS, RESTAURANTS & LEISURE		17,990,612
HOUSEHOLD DURABLES - 4.9%
Homebuilding - 2.8%
NVR, Inc. (a)	2,890	3,333,355
Housewares & Specialties - 2.1%
Jarden Corp. (a)	42,268	2,555,101
TOTAL HOUSEHOLD DURABLES		5,888,456
INTERNET & CATALOG RETAIL - 4.2%
Internet Retail - 4.2%
Liberty Interactive Corp. Series A (a)	84,068	2,245,456
priceline.com, Inc. (a)	2,530	2,896,572
		5,142,028
MEDIA - 22.0%
Broadcasting - 1.7%
Discovery Communications, Inc. Class A (a)	25,300	2,018,434
Cable & Satellite - 6.7%
DIRECTV (a)	64,552	4,481,845
DISH Network Corp. Class A (a)	19,179	1,081,312
Liberty Global PLC Class A (a)	32,879	2,628,018
		8,191,175
Movies & Entertainment - 13.6%
The Madison Square Garden Co. Class A (a)	15,374	892,153
The Walt Disney Co.	101,706	7,384,872

	Shares	Value
Time Warner, Inc.	58,790	$ 3,693,776
Twenty-First Century Fox, Inc. Class A	142,233	4,525,854
		16,496,655
TOTAL MEDIA		26,706,264
MULTILINE RETAIL - 11.6%
General Merchandise Stores - 11.6%
Dollar General Corp. (a)	82,964	4,672,532
Dollar Tree, Inc. (a)	74,809	3,779,351
Target Corp.	100,103	5,669,834
		14,121,717
SPECIALTY RETAIL - 27.2%
Apparel Retail - 10.0%
Abercrombie & Fitch Co. Class A	28,002	990,711
Foot Locker, Inc.	82,551	3,186,469
L Brands, Inc.	25,201	1,319,524
Ross Stores, Inc.	50,079	3,400,865
TJX Companies, Inc.	55,808	3,201,147
		12,098,716
Automotive Retail - 4.8%
AutoZone, Inc. (a)	6,836	3,384,230
O'Reilly Automotive, Inc. (a)	18,807	2,463,341
		5,847,571
Home Improvement Retail - 3.5%
Lowe's Companies, Inc.	90,548	4,191,467
Homefurnishing Retail - 1.6%
Williams-Sonoma, Inc.	36,626	1,996,850
Specialty Stores - 7.3%
Cabela's, Inc. Class A (a)	33,516	2,240,880
Dick's Sporting Goods, Inc.	43,463	2,281,808
PetSmart, Inc.	32,389	2,040,507
Sally Beauty Holdings, Inc. (a)	81,395	2,309,990
		8,873,185
TOTAL SPECIALTY RETAIL		33,007,789
TEXTILES, APPAREL & LUXURY GOODS - 9.4%
Apparel, Accessories & Luxury Goods - 7.4%
Fossil Group, Inc. (a)	4,300	480,869
PVH Corp.	19,823	2,396,006
Ralph Lauren Corp.	14,225	2,231,760
Swatch Group AG (Bearer) (Reg.)	16,753	1,721,218
VF Corp.	37,704	2,203,799
		9,033,652
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Footwear - 2.0%
NIKE, Inc. Class B	5,853	$ 426,391
Wolverine World Wide, Inc.	69,596	1,941,728
		2,368,119
TOTAL TEXTILES, APPAREL & LUXURY GOODS		11,401,771
TOTAL COMMON STOCKS (Cost $105,510,737)		120,350,113
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.10% (b) (Cost $1,422,932)	1,422,932	1,422,932
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $106,933,669)		121,773,045
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(326,030)
NET ASSETS - 100%		$ 121,447,015
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,204
Fidelity Securities Lending Cash Central Fund	2,510
Total	$ 3,714
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $105,510,737)	$ 120,350,113
Fidelity Central Funds (cost $1,422,932)	1,422,932
Total Investments (cost $106,933,669)		$ 121,773,045
Receivable for investments sold		1,221,903
Receivable for fund shares sold		727,358
Dividends receivable		59,475
Distributions receivable from Fidelity Central Funds		187
Prepaid expenses		561
Other receivables		14,993
Total assets		123,797,522

Liabilities
Payable for investments purchased	$ 2,006,584
Payable for fund shares redeemed	187,130
Distributions payable	36
Accrued management fee	57,574
Distribution and service plan fees payable	41,200
Other affiliated payables	27,164
Other payables and accrued expenses	30,819
Total liabilities		2,350,507

Net Assets		$ 121,447,015
Net Assets consist of:
Paid in capital		$ 102,010,816
Accumulated net investment loss		(275,700)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,872,575
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,839,324
Net Assets		$ 121,447,015

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($60,911,284 ÷ 3,202,871 shares)	$ 19.02

Maximum offering price per share (100/94.25 of $19.02)	$ 20.18
Class T: Net Asset Value and redemption price per share ($18,490,307 ÷ 1,022,222 shares)	$ 18.09

Maximum offering price per share (100/96.50 of $18.09)	$ 18.75
Class B: Net Asset Value and offering price per share ($2,263,363 ÷ 139,610 shares)A	$ 16.21

Class C: Net Asset Value and offering price per share ($21,244,300 ÷ 1,308,537 shares)A	$ 16.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,537,761 ÷ 917,978 shares)	$ 20.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 496,550
Income from Fidelity Central Funds		3,714
Total income		500,264

Expenses
Management fee	$ 306,086
Transfer agent fees	133,852
Distribution and service plan fees	222,712
Accounting and security lending fees	21,610
Custodian fees and expenses	12,515
Independent trustees' compensation	1,421
Registration fees	44,849
Audit	33,769
Legal	1,289
Miscellaneous	704
Total expenses before reductions	778,807
Expense reductions	(2,843)	775,964
Net investment income (loss)		(275,700)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,225,459
Foreign currency transactions	(54)
Total net realized gain (loss)		8,225,405
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,239,808)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(3,239,799)
Net gain (loss)		4,985,606
Net increase (decrease) in net assets resulting from operations		$ 4,709,906

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (275,700)	$ (195,793)
Net realized gain (loss)	8,225,405	9,882,077
Change in net unrealized appreciation (depreciation)	(3,239,799)	10,583,809
Net increase (decrease) in net assets resulting from operations	4,709,906	20,270,093
Distributions to shareholders from net realized gain	(8,442,076)	(6,688,896)
Share transactions - net increase (decrease)	31,663,730	16,864,514
Redemption fees	1,931	6,411
Total increase (decrease) in net assets	27,933,491	30,452,122

Net Assets
Beginning of period	93,513,524	63,061,402
End of period (including accumulated net investment loss of $275,700 and $0, respectively)	$ 121,447,015	$ 93,513,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 16.22	$ 16.00	$ 12.75	$ 10.26	$ 11.41
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.01	(.02)	(.02)	.04
Net realized and unrealized gain (loss)	1.01	5.04	1.07	3.27	2.51	(1.16)
Total from investment operations	.98	5.02	1.08	3.25	2.49	(1.12)
Distributions from net investment income	-	-	(.03)	-	-	(.03)
Distributions from net realized gain	(1.55)	(1.65)	(.83)	-	-	-
Total distributions	(1.55)	(1.65)	(.86)	-	-	(.03)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.02	$ 19.59	$ 16.22	$ 16.00	$ 12.75	$ 10.26
Total Return B, C, D	5.24%	33.65%	7.96%	25.49%	24.27%	(9.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.25% A	1.31%	1.38%	1.39%	1.44%	1.62%
Expenses net of fee waivers, if any	1.25% A	1.31%	1.38%	1.39%	1.40%	1.40%
Expenses net of all reductions	1.24% A	1.29%	1.37%	1.38%	1.39%	1.40%
Net investment income (loss)	(.34)% A	(.10)%	.04%	(.15)%	(.15)%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,911	$ 45,292	$ 26,547	$ 23,447	$ 19,423	$ 13,010
Portfolio turnover rate G	136% A	146%	217%	179%	163%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.68	$ 15.57	$ 15.43	$ 12.32	$ 9.94	$ 11.07
Income from Investment Operations
Net investment income (loss) E	(.06)	(.06)	(.03)	(.06)	(.05)	.01
Net realized and unrealized gain (loss)	.97	4.81	1.02	3.17	2.43	(1.12)
Total from investment operations	.91	4.75	.99	3.11	2.38	(1.11)
Distributions from net investment income	-	-	(.02)	-	-	(.02)
Distributions from net realized gain	(1.50)	(1.64)	(.83)	-	-	-
Total distributions	(1.50)	(1.64)	(.85)	-	-	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 18.09	$ 18.68	$ 15.57	$ 15.43	$ 12.32	$ 9.94
Total Return B, C, D	5.10%	33.25%	7.62%	25.24%	23.94%	(10.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.60%	1.64%	1.66%	1.71%	1.89%
Expenses net of fee waivers, if any	1.55% A	1.60%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.55% A	1.58%	1.63%	1.64%	1.64%	1.65%
Net investment income (loss)	(.65)% A	(.39)%	(.23)%	(.40)%	(.40)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,490	$ 15,613	$ 10,447	$ 9,897	$ 8,018	$ 6,738
Portfolio turnover rate G	136% A	146%	217%	179%	163%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.85	$ 14.23	$ 14.23	$ 11.42	$ 9.26	$ 10.35
Income from Investment Operations
Net investment income (loss) E	(.10)	(.13)	(.10)	(.12)	(.10)	(.03)
Net realized and unrealized gain (loss)	.87	4.36	.93	2.93	2.26	(1.06)
Total from investment operations	.77	4.23	.83	2.81	2.16	(1.09)
Distributions from net realized gain	(1.41)	(1.61)	(.83)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.21	$ 16.85	$ 14.23	$ 14.23	$ 11.42	$ 9.26
Total Return B, C, D	4.80%	32.61%	7.11%	24.61%	23.33%	(10.53)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06% A	2.09%	2.13%	2.15%	2.21%	2.38%
Expenses net of fee waivers, if any	2.06% A	2.09%	2.13%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.05% A	2.07%	2.12%	2.13%	2.14%	2.15%
Net investment income (loss)	(1.15)% A	(.88)%	(.72)%	(.90)%	(.90)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,263	$ 2,389	$ 2,577	$ 3,170	$ 3,643	$ 3,550
Portfolio turnover rate G	136% A	146%	217%	179%	163%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.90	$ 14.27	$ 14.26	$ 11.44	$ 9.27	$ 10.37
Income from Investment Operations
Net investment income (loss) E	(.09)	(.12)	(.09)	(.12)	(.10)	(.03)
Net realized and unrealized gain (loss)	.87	4.37	.93	2.94	2.27	(1.07)
Total from investment operations	.78	4.25	.84	2.82	2.17	(1.10)
Distributions from net realized gain	(1.44)	(1.62)	(.83)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.24	$ 16.90	$ 14.27	$ 14.26	$ 11.44	$ 9.27
Total Return B, C, D	4.89%	32.68%	7.17%	24.65%	23.41%	(10.61)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.02% A	2.04%	2.09%	2.11%	2.12%	2.38%
Expenses net of fee waivers, if any	2.02% A	2.04%	2.09%	2.11%	2.12%	2.15%
Expenses net of all reductions	2.01% A	2.02%	2.08%	2.09%	2.11%	2.15%
Net investment income (loss)	(1.11)% A	(.83)%	(.68)%	(.86)%	(.87)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,244	$ 17,176	$ 13,507	$ 7,341	$ 9,288	$ 2,955
Portfolio turnover rate G	136% A	146%	217%	179%	163%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.72	$ 17.04	$ 16.72	$ 13.27	$ 10.66	$ 11.84
Income from Investment Operations
Net investment income (loss) D	(.01)	.04	.07	.03	.02	.06
Net realized and unrealized gain (loss)	1.07	5.32	1.13	3.42	2.60	(1.20)
Total from investment operations	1.06	5.36	1.20	3.45	2.62	(1.14)
Distributions from net investment income	-	-	(.05)	-	(.01)	(.04)
Distributions from net realized gain	(1.59)	(1.68)	(.83)	-	-	-
Total distributions	(1.59)	(1.68)	(.88)	-	(.01)	(.04)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 20.19	$ 20.72	$ 17.04	$ 16.72	$ 13.27	$ 10.66
Total Return B, C	5.38%	34.06%	8.33%	26.00%	24.62%	(9.59)%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	.97%	1.00%	1.03%	1.09%	1.15%
Expenses net of fee waivers, if any	.96% A	.97%	1.00%	1.03%	1.09%	1.15%
Expenses net of all reductions	.96% A	.96%	.99%	1.01%	1.08%	1.15%
Net investment income (loss)	(.05)% A	.24%	.41%	.22%	.16%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,538	$ 13,044	$ 9,984	$ 9,406	$ 9,013	$ 5,990
Portfolio turnover rate F	136% A	146%	217%	179%	163%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,122,838
Gross unrealized depreciation	(2,740,715)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,382,123

Tax cost	$ 107,390,922

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $97,244,173 and $73,624,094, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 67,737	$ 1,457
Class T	.25%	.25%	43,982	-
Class B	.75%	.25%	11,872	8,904
Class C	.75%	.25%	99,121	28,401
			$ 222,712	$ 38,762

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,209
Class T	4,470
Class B*	541
Class C*	1,511
$ 40,731

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 63,204.23
Class T	25,556.29
Class B	3,479.29
Class C	24,868.25
Institutional Class	16,745.20
	$ 133,852

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,903 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $12,476.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,510. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,842 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Class A	$ 4,039,405	$ 2,760,192
Class T	1,360,265	1,156,068
Class B	196,098	276,657
Class C	1,615,723	1,553,543
Institutional Class	1,230,585	942,436
Total	$ 8,442,076	$ 6,688,896

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	1,158,890	1,258,652	$ 22,715,014	$ 22,336,491
Reinvestment of distributions	185,416	153,097	3,485,073	2,439,799
Shares redeemed	(453,953)	(736,031)	(8,832,289)	(12,466,044)
Net increase (decrease)	890,353	675,718	$ 17,367,798	$ 12,310,246
Class T
Shares sold	186,487	212,852	$ 3,479,109	$ 3,581,408
Reinvestment of distributions	73,668	73,194	1,316,540	1,114,024
Shares redeemed	(73,694)	(121,300)	(1,366,641)	(1,949,037)
Net increase (decrease)	186,461	164,746	$ 3,429,008	$ 2,746,395
Class B
Shares sold	12,303	14,257	$ 203,613	$ 220,513
Reinvestment of distributions	9,369	16,131	150,012	223,127
Shares redeemed	(23,827)	(69,701)	(398,608)	(1,023,777)
Net increase (decrease)	(2,155)	(39,313)	$ (44,983)	$ (580,137)
Class C
Shares sold	316,380	555,264	$ 5,314,596	$ 8,601,818
Reinvestment of distributions	89,038	102,005	1,432,315	1,411,723
Shares redeemed	(113,095)	(587,502)	(1,878,591)	(8,790,601)
Net increase (decrease)	292,323	69,767	$ 4,868,320	$ 1,222,940
Institutional Class
Shares sold	497,230	404,001	$ 10,374,436	$ 7,620,195
Reinvestment of distributions	51,438	46,665	1,028,758	784,588
Shares redeemed	(260,165)	(407,175)	(5,359,607)	(7,239,713)
Net increase (decrease)	288,503	43,491	$ 6,043,587	$ 1,165,070

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.40%
Actual		$ 1,000.00	$ 1,122.90	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,121.40	$ 8.82
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,118.40	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,119.70	$ 11.49
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,124.50	$ 6.16
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	10.8	10.0
Broadcom Corp. Class A	10.2	8.5
Analog Devices, Inc.	6.7	3.2
Altera Corp.	5.7	4.6
Maxim Integrated Products, Inc.	4.0	3.5
NXP Semiconductors NV	3.7	1.5
Freescale Semiconductor Holdings I Ltd.	3.3	0.7
Xilinx, Inc.	3.2	3.2
Intersil Corp. Class A	2.9	4.7
ON Semiconductor Corp.	2.8	3.4
	53.3
Top Industries (% of fund's net assets)
As of January 31, 2014
Semiconductors & Semiconductor Equipment	82.2%
Electronic Equipment & Components	8.0%
Communications Equipment	2.7%
Computers & Peripherals	2.4%
Software	0.9%
All Others*	3.8%

As of July 31, 2013
Semiconductors & Semiconductor Equipment	71.3%
Electronic Equipment & Components	8.8%
Communications Equipment	7.6%
Computers & Peripherals	3.8%
Internet Software & Services	0.9%
All Others*	7.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Electronics Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$ 1
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Office Services & Supplies - 0.4%
West Corp.	2,534	58,586
COMMUNICATIONS EQUIPMENT - 2.7%
Communications Equipment - 2.7%
Cisco Systems, Inc.	8,588	188,163
NETGEAR, Inc. (a)	1,576	50,290
Polycom, Inc. (a)	3,622	43,210
QUALCOMM, Inc.	2,439	181,023
		462,686
COMPUTERS & PERIPHERALS - 2.4%
Computer Hardware - 0.4%
Apple, Inc.	134	67,080
Computer Storage & Peripherals - 2.0%
EMC Corp.	13,767	333,712
TOTAL COMPUTERS & PERIPHERALS		400,792
ELECTRONIC EQUIPMENT & COMPONENTS - 8.0%
Electronic Components - 1.9%
Aeroflex Holding Corp. (a)	36,527	251,671
Audience, Inc. (a)	1,227	13,963
Corning, Inc.	355	6,110
InvenSense, Inc. (a)(d)	3,022	59,503
		331,247
Electronic Manufacturing Services - 6.1%
Flextronics International Ltd. (a)	43,268	352,634
Jabil Circuit, Inc.	18,269	328,294
Multi-Fineline Electronix, Inc. (a)	1,965	27,117
TTM Technologies, Inc. (a)	39,346	315,161
Viasystems Group, Inc. (a)	12	157
		1,023,363
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,354,610
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
Demand Media, Inc. (a)	8,589	49,559
Rackspace Hosting, Inc. (a)	600	21,846
		71,405
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 82.2%
Semiconductor Equipment - 3.8%
GT Advanced Technologies, Inc. (a)	6,318	64,886
Lam Research Corp. (a)	6,559	331,951

	Shares	Value
Teradyne, Inc. (a)(d)	10,449	$ 196,546
Tessera Technologies, Inc.	2,641	52,424
		645,807
Semiconductors - 78.4%
Advanced Micro Devices, Inc. (a)(d)	26,344	90,360
Altera Corp.	29,022	970,205
Analog Devices, Inc.	23,315	1,125,415
Applied Micro Circuits Corp. (a)	2,553	25,785
Avago Technologies Ltd.	6,077	332,047
Broadcom Corp. Class A	57,726	1,717,926
Cavium, Inc. (a)	4,000	148,680
Cypress Semiconductor Corp.	32,482	326,119
Entropic Communications, Inc. (a)	10,531	43,914
EZchip Semiconductor Ltd. (a)	3,710	90,487
Fairchild Semiconductor International, Inc. (a)	11,385	145,273
Freescale Semiconductor Holdings I Ltd. (a)	30,755	557,588
Inphi Corp. (a)	7,218	82,863
Intel Corp.	74,206	1,821,015
Intermolecular, Inc. (a)	8,063	32,494
Intersil Corp. Class A	42,955	487,110
MagnaChip Semiconductor Corp. (a)	1,704	26,940
Marvell Technology Group Ltd.	23,662	353,274
Maxim Integrated Products, Inc.	22,498	680,789
Micron Technology, Inc. (a)	17,385	400,550
Motech Industries, Inc. (a)	1	2
NVIDIA Corp.	21,874	343,422
NXP Semiconductors NV (a)	12,973	627,245
O2Micro International Ltd. sponsored ADR (a)	10,021	32,067
Omnivision Technologies, Inc. (a)	3,774	58,082
ON Semiconductor Corp. (a)	57,488	480,600
Pericom Semiconductor Corp. (a)	1,272	10,532
PMC-Sierra, Inc. (a)	43,906	287,584
RF Micro Devices, Inc. (a)	31,605	168,455
Samsung Electronics Co. Ltd.	406	475,915
Semtech Corp. (a)	8,621	196,645
Skyworks Solutions, Inc. (a)	9,436	285,439
Spansion, Inc. Class A (a)	3,494	52,410
Texas Instruments, Inc.	3,504	148,570
Trident Microsystems, Inc. (a)	19	0
Wolfson Microelectronics PLC (a)	25,817	57,295
Xilinx, Inc.	11,465	532,205
		13,215,302
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		13,861,109
SOFTWARE - 0.9%
Application Software - 0.9%
BroadSoft, Inc. (a)	49	1,500
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Citrix Systems, Inc. (a)	1,385	$ 74,887
Nuance Communications, Inc. (a)(d)	4,634	71,039
		147,426
TOTAL COMMON STOCKS (Cost $17,518,900)		16,356,615
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.10% (b)	212,237	212,237
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	296,872	296,872
TOTAL MONEY MARKET FUNDS (Cost $509,109)		509,109
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,028,009)		16,865,724
NET OTHER ASSETS (LIABILITIES) - 0.0%		69
NET ASSETS - 100%		$ 16,865,793
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 368
Fidelity Securities Lending Cash Central Fund	4,801
Total	$ 5,169
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 16,356,615	$ 15,880,697	$ 475,918	$ -
Money Market Funds	509,109	509,109	-	-
Total Investments in Securities:	$ 16,865,724	$ 16,389,806	$ 475,918	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.0%
Bermuda	5.4%
Singapore	4.1%
Netherlands	3.7%
Korea (South)	2.8%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $283,429) - See accompanying schedule: Unaffiliated issuers (cost $17,518,900)	$ 16,356,615
Fidelity Central Funds (cost $509,109)	509,109

Total Investments (cost $18,028,009)		$ 16,865,724
Cash		64,987
Receivable for investments sold		318,169
Receivable for fund shares sold		22,971
Dividends receivable		3,417
Distributions receivable from Fidelity Central Funds		377
Prepaid expenses		92
Receivable from investment adviser for expense reductions		5,652
Other receivables		1,107
Total assets		17,282,496

Liabilities
Payable for investments purchased	$ 49,521
Payable for fund shares redeemed	17,299
Accrued management fee	7,647
Distribution and service plan fees payable	6,181
Other affiliated payables	4,284
Other payables and accrued expenses	34,899
Collateral on securities loaned, at value	296,872
Total liabilities		416,703

Net Assets		$ 16,865,793
Net Assets consist of:
Paid in capital		$ 23,691,280
Accumulated net investment loss		(50,489)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,612,664)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,162,334)
Net Assets		$ 16,865,793

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,734,195 ÷ 580,470 shares)	$ 11.60

Maximum offering price per share (100/94.25 of $11.60)	$ 12.31
Class T: Net Asset Value and redemption price per share ($4,322,158 ÷ 383,351 shares)	$ 11.27

Maximum offering price per share (100/96.50 of $11.27)	$ 11.68
Class B: Net Asset Value and offering price per share ($284,429 ÷ 26,883 shares)A	$ 10.58

Class C: Net Asset Value and offering price per share ($3,342,831 ÷ 316,294 shares)A	$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,182,180 ÷ 181,655 shares)	$ 12.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 103,438
Interest		932
Income from Fidelity Central Funds		5,169
Total income		109,539

Expenses
Management fee	$ 45,060
Transfer agent fees	24,636
Distribution and service plan fees	35,053
Accounting and security lending fees	3,217
Custodian fees and expenses	23,273
Independent trustees' compensation	218
Registration fees	45,648
Audit	24,170
Legal	255
Miscellaneous	302
Total expenses before reductions	201,832
Expense reductions	(74,455)	127,377
Net investment income (loss)		(17,838)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,724,246
Foreign currency transactions	1,155
Total net realized gain (loss)		1,725,401
Change in net unrealized appreciation (depreciation) on: Investment securities	166,520
Assets and liabilities in foreign currencies	(42)
Total change in net unrealized appreciation (depreciation)		166,478
Net gain (loss)		1,891,879
Net increase (decrease) in net assets resulting from operations		$ 1,874,041

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (17,838)	$ (41,761)
Net realized gain (loss)	1,725,401	(680,452)
Change in net unrealized appreciation (depreciation)	166,478	3,203,673
Net increase (decrease) in net assets resulting from operations	1,874,041	2,481,460
Share transactions - net increase (decrease)	(935,171)	(3,915,862)
Redemption fees	301	1,278
Total increase (decrease) in net assets	939,171	(1,433,124)

Net Assets
Beginning of period	15,926,622	17,359,746
End of period (including accumulated net investment loss of $50,489 and accumulated net investment loss of $32,651, respectively)	$ 16,865,793	$ 15,926,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.45	$ 8.93	$ 7.14	$ 6.59	$ 6.79
Income from Investment Operations
Net investment income (loss) E	- I	(.01)	(.05)	(.04)	(.01)	.04
Net realized and unrealized gain (loss)	1.27	1.89	(.43)	1.83	.59	(.24)
Total from investment operations	1.27	1.88	(.48)	1.79	.58	(.20)
Distributions from net investment income	-	-	-	-	(.03)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.60	$ 10.33	$ 8.45	$ 8.93	$ 7.14	$ 6.59
Total Return B, C, D	12.29%	22.25%	(5.38)%	25.07%	8.74%	(2.95)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.31% A	2.18%	1.88%	1.89%	1.97%	2.44%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.38% A	1.37%	1.39%	1.39%	1.39%	1.40%
Net investment income (loss)	(.04)% A	(.07)%	(.53)%	(.40)%	(.15)%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,734	$ 5,833	$ 6,000	$ 7,537	$ 5,394	$ 5,433
Portfolio turnover rate G	173% A	179%	140%	166%	87%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 8.24	$ 8.73	$ 7.00	$ 6.46	$ 6.67
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.07)	(.06)	(.03)	.02
Net realized and unrealized gain (loss)	1.24	1.84	(.42)	1.79	.58	(.23)
Total from investment operations	1.22	1.81	(.49)	1.73	.55	(.21)
Distributions from net investment income	-	-	-	-	(.01)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.27	$ 10.05	$ 8.24	$ 8.73	$ 7.00	$ 6.46
Total Return B, C, D	12.14%	21.97%	(5.61)%	24.71%	8.50%	(3.15)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.61% A	2.48%	2.23%	2.25%	2.26%	2.77%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.62%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	(.29)% A	(.32)%	(.78)%	(.65)%	(.40)%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,322	$ 3,756	$ 3,909	$ 4,476	$ 3,862	$ 4,195
Portfolio turnover rate G	173% A	179%	140%	166%	87%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 7.79	$ 8.29	$ 6.69	$ 6.19	$ 6.43
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.10)	(.09)	(.06)	- I
Net realized and unrealized gain (loss)	1.16	1.74	(.40)	1.69	.56	(.24)
Total from investment operations	1.12	1.67	(.50)	1.60	.50	(.24)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.58	$ 9.46	$ 7.79	$ 8.29	$ 6.69	$ 6.19
Total Return B, C, D	11.84%	21.44%	(6.03)%	23.92%	8.08%	(3.73)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.07% A	2.95%	2.70%	2.76%	2.73%	3.22%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.12%	2.15%	2.14%	2.15%	2.15%
Net investment income (loss)	(.79)% A	(.82)%	(1.29)%	(1.15)%	(.90)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 284	$ 306	$ 459	$ 691	$ 1,073	$ 1,197
Portfolio turnover rate G	173% A	179%	140%	166%	87%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 7.78	$ 8.29	$ 6.68	$ 6.18	$ 6.42
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.10)	(.09)	(.06)	- I
Net realized and unrealized gain (loss)	1.17	1.73	(.41)	1.70	.56	(.24)
Total from investment operations	1.13	1.66	(.51)	1.61	.50	(.24)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.57	$ 9.44	$ 7.78	$ 8.29	$ 6.68	$ 6.18
Total Return B, C, D	11.97%	21.34%	(6.15)%	24.10%	8.09%	(3.74)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.06% A	2.93%	2.65%	2.70%	2.72%	3.21%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.13% A	2.12%	2.14%	2.14%	2.14%	2.15%
Net investment income (loss)	(.79)% A	(.82)%	(1.28)%	(1.15)%	(.90)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,343	$ 3,157	$ 3,721	$ 3,836	$ 3,256	$ 3,016
Portfolio turnover rate G	173% A	179%	140%	166%	87%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 8.72	$ 9.19	$ 7.33	$ 6.75	$ 6.94
Income from Investment Operations
Net investment income (loss) D	.01	.02	(.02)	(.01)	.01	.05
Net realized and unrealized gain (loss)	1.32	1.94	(.45)	1.87	.60	(.24)
Total from investment operations	1.33	1.96	(.47)	1.86	.61	(.19)
Distributions from net investment income	-	-	-	-	(.03)	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.01	$ 10.68	$ 8.72	$ 9.19	$ 7.33	$ 6.75
Total Return B, C	12.45%	22.48%	(5.11)%	25.38%	9.10%	(2.74)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.89% A	1.86%	1.55%	1.42%	1.64%	2.16%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14% A	1.12%	1.14%	1.14%	1.14%	1.15%
Net investment income (loss)	.21% A	.18%	(.28)%	(.15)%	.11%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,182	$ 2,874	$ 3,271	$ 1,765	$ 645	$ 367
Portfolio turnover rate F	173% A	179%	140%	166%	87%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 763,357
Gross unrealized depreciation	(2,151,929)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,388,572)

Tax cost	$ 18,254,296

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (310,663)
2017	(5,202,838)
Total with expiration	$ (5,513,501)
No expiration
Long-term	(661,002)
Total capital loss carryforward	$ (6,174,503)

The Fund intends to elect to defer to its fiscal year ending July 31, 2014, approximately $922,950 of capital losses recognized during the period November 1, 2012 to July 31, 2013.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,461,330 and $13,932,240, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,752	$ 71
Class T	.25%	.25%	9,908	-
Class B	.75%	.25%	1,476	1,109
Class C	.75%	.25%	15,917	1,546
			$ 35,053	$ 2,726

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,582
Class T	1,500
Class B*	142
Class C*	173
$ 3,397

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,564.31
Class T	7,208.36
Class B	457.31
Class C	4,880.31
Institutional Class	2,527.19
	$ 24,636

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,602 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments

Semiannual Report

7. Security Lending - continued

received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,801. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 28,189
Class T	1.65%	19,070
Class B	2.15%	1,344
Class C	2.15%	14,422
Institutional Class	1.15%	9,915
		$ 72,940

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,515 for the period.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	62,544	137,609	$ 680,414	$ 1,216,436
Shares redeemed	(46,820)	(283,233)	(507,053)	(2,448,434)
Net increase (decrease)	15,724	(145,624)	$ 173,361	$ (1,231,998)
Class T
Shares sold	57,578	112,240	$ 607,692	$ 987,721
Shares redeemed	(47,974)	(212,855)	(497,354)	(1,812,736)
Net increase (decrease)	9,604	(100,615)	$ 110,338	$ (825,015)
Class B
Shares sold	65	678	$ 636	$ 4,830
Shares redeemed	(5,533)	(27,225)	(55,232)	(220,563)
Net increase (decrease)	(5,468)	(26,547)	$ (54,596)	$ (215,733)
Class C
Shares sold	33,531	96,174	$ 332,209	$ 799,164
Shares redeemed	(51,526)	(240,043)	(507,518)	(1,893,943)
Net increase (decrease)	(17,995)	(143,869)	$ (175,309)	$ (1,094,779)
Institutional Class
Shares sold	53,245	228,631	$ 593,231	$ 2,347,005
Shares redeemed	(140,640)	(334,852)	(1,582,196)	(2,895,342)
Net increase (decrease)	(87,395)	(106,221)	$ (988,965)	$ (548,337)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.14%
Actual		$ 1,000.00	$ 1,015.10	$ 5.79
HypotheticalA		$ 1,000.00	$ 1,019.46	$ 5.80
Class T	1.35%
Actual		$ 1,000.00	$ 1,014.20	$ 6.85
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class B	1.92%
Actual		$ 1,000.00	$ 1,011.10	$ 9.73
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.88%
Actual		$ 1,000.00	$ 1,011.50	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.73	$ 9.55
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,016.90	$ 4.42
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	11.3	7.9
Exxon Mobil Corp.	10.0	14.8
EOG Resources, Inc.	7.5	4.0
Schlumberger Ltd.	5.8	3.8
Anadarko Petroleum Corp.	4.9	3.9
ConocoPhillips Co.	4.0	0.0
Cabot Oil & Gas Corp.	3.0	1.9
Halliburton Co.	2.9	5.4
Cimarex Energy Co.	2.9	2.0
Noble Energy, Inc.	2.8	2.6
	55.1
Top Industries (% of fund's net assets)
As of January 31, 2014
Oil, Gas & Consumable Fuels	80.0%
Energy Equipment & Services	18.6%
Construction & Engineering	0.2%
Metals & Mining	0.1%
All Others*	1.1%

As of July 31, 2013
Oil, Gas & Consumable Fuels	74.5%
Energy Equipment & Services	21.8%
Hotels, Restaurants & Leisure	0.0%†
All Others*	3.7%

* Includes short-term investments and net other assets (liabilities).
† Amount represents less than 0.1%.

Semiannual Report

Fidelity Advisor Energy Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
URS Corp.	33,100	$ 1,661,620
ENERGY EQUIPMENT & SERVICES - 18.6%
Oil & Gas Drilling - 1.4%
Ocean Rig UDW, Inc. (United States) (a)	42,700	731,878
Odfjell Drilling A/S	553,878	3,158,740
Pacific Drilling SA (a)	65,049	653,742
Vantage Drilling Co. (a)	1,887,530	3,076,674
Xtreme Drilling & Coil Services Corp. (a)	599,002	1,989,951
		9,610,985
Oil & Gas Equipment & Services - 17.2%
Cameron International Corp. (a)	216,945	13,010,192
Core Laboratories NV	17,048	3,050,228
Dril-Quip, Inc. (a)	13,191	1,326,487
FMC Technologies, Inc. (a)	309,744	15,313,743
Forum Energy Technologies, Inc. (a)	158,075	3,970,844
Halliburton Co.	404,314	19,815,429
National Oilwell Varco, Inc.	193,465	14,511,810
Oceaneering International, Inc.	47,873	3,262,545
Schlumberger Ltd.	454,175	39,772,105
Total Energy Services, Inc.	53,200	926,671
Weatherford International Ltd. (a)	200,546	2,715,393
		117,675,447
TOTAL ENERGY EQUIPMENT & SERVICES		127,286,432
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
U.S. Silica Holdings, Inc.	23,500	696,070
OIL, GAS & CONSUMABLE FUELS - 80.0%
Coal & Consumable Fuels - 1.6%
Alpha Natural Resources, Inc. (a)	84,300	478,824
Peabody Energy Corp.	610,418	10,407,627
		10,886,451
Integrated Oil & Gas - 26.5%
Chevron Corp.	692,157	77,265,483
Exxon Mobil Corp.	747,035	68,846,746
Hess Corp.	168,631	12,729,954
Occidental Petroleum Corp.	110,584	9,683,841
Suncor Energy, Inc.	412,960	13,566,964
		182,092,988
Oil & Gas Exploration & Production - 42.6%
Anadarko Petroleum Corp.	412,783	33,307,460
Bankers Petroleum Ltd. (a)	1,046,700	4,022,335
Bill Barrett Corp. (a)	51,333	1,437,837
Bonanza Creek Energy, Inc. (a)	103,425	4,210,432
Cabot Oil & Gas Corp.	523,515	20,930,130

	Shares	Value
Cimarex Energy Co.	200,147	$ 19,610,403
Cobalt International Energy, Inc. (a)	367,324	6,013,094
Concho Resources, Inc. (a)	7,000	684,530
ConocoPhillips Co.	419,993	27,278,545
Continental Resources, Inc. (a)(d)	109,534	12,070,647
Emerald Oil, Inc. (a)	56,000	429,520
Energen Corp.	16,543	1,169,921
EOG Resources, Inc.	312,243	51,595,033
EPL Oil & Gas, Inc. (a)	64,562	1,734,781
EQT Corp.	139,007	12,901,240
Evolution Petroleum Corp.	60,495	796,114
Gulfport Energy Corp. (a)	57,578	3,509,379
Halcon Resources Corp. (a)	300,000	1,011,000
Kodiak Oil & Gas Corp. (a)	570,163	6,049,429
Laredo Petroleum Holdings, Inc. (a)	161,594	3,997,836
Noble Energy, Inc.	312,408	19,472,391
Northern Oil & Gas, Inc. (a)	204,993	2,980,598
Oasis Petroleum, Inc. (a)	27,958	1,168,924
Painted Pony Petroleum Ltd. (a)	142,700	937,880
PDC Energy, Inc. (a)	157,488	7,852,352
Pioneer Natural Resources Co.	88,316	14,953,665
Rex Energy Corp. (a)	1,515	28,543
Sanchez Energy Corp. (a)(d)	140,300	3,856,847
SM Energy Co.	111,308	9,211,850
Southwestern Energy Co. (a)	42,692	1,737,137
Synergy Resources Corp. (a)	115,015	993,730
TAG Oil Ltd. (a)	446,700	1,307,512
Tullow Oil PLC	49,300	640,655
Whiting Petroleum Corp. (a)	250,250	14,609,595
		292,511,345
Oil & Gas Refining & Marketing - 3.9%
Marathon Petroleum Corp.	137,759	11,991,921
Phillips 66 Co.	103,799	7,586,669
Tesoro Corp.	28,690	1,478,109
Valero Energy Corp.	69,600	3,556,560
World Fuel Services Corp.	40,833	1,744,386
		26,357,645
Oil & Gas Storage & Transport - 5.4%
Access Midstream Partners LP	159,602	8,945,692
Atlas Pipeline Partners LP	96,400	3,222,652
Magellan Midstream Partners LP	63,586	4,225,926
Markwest Energy Partners LP	50,104	3,516,800
MPLX LP	40,594	1,867,730
Phillips 66 Partners LP	63,769	2,386,874
Spectra Energy Corp.	53,886	1,937,202
Targa Resources Corp.	48,147	4,347,193
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
The Williams Companies, Inc.	159,396	$ 6,453,944
Valero Energy Partners LP	3,100	110,205
		37,014,218
TOTAL OIL, GAS & CONSUMABLE FUELS		548,862,647
TOTAL COMMON STOCKS (Cost $614,166,879)		678,506,769
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.10% (b)	5,081,972	5,081,972
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	12,944,200	12,944,200
TOTAL MONEY MARKET FUNDS (Cost $18,026,172)		18,026,172
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $632,193,051)	696,532,941
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(10,267,497)
NET ASSETS - 100%	$ 686,265,444
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,342
Fidelity Securities Lending Cash Central Fund	40,978
Total	$ 48,320
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.9%
Curacao	5.8%
Canada	4.2%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,799,816) - See accompanying schedule: Unaffiliated issuers (cost $614,166,879)	$ 678,506,769
Fidelity Central Funds (cost $18,026,172)	18,026,172
Total Investments (cost $632,193,051)		$ 696,532,941
Receivable for investments sold		15,738,013
Receivable for fund shares sold		1,462,077
Dividends receivable		75,455
Distributions receivable from Fidelity Central Funds		2,702
Prepaid expenses		4,356
Other receivables		13,855
Total assets		713,829,399

Liabilities
Payable for investments purchased	$ 12,289,395
Payable for fund shares redeemed	1,545,005
Accrued management fee	324,695
Distribution and service plan fees payable	255,735
Other affiliated payables	168,533
Other payables and accrued expenses	36,392
Collateral on securities loaned, at value	12,944,200
Total liabilities		27,563,955

Net Assets		$ 686,265,444
Net Assets consist of:
Paid in capital		$ 619,054,608
Accumulated net investment loss		(1,862,137)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,733,214
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		64,339,759
Net Assets		$ 686,265,444

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($280,571,504 ÷ 7,162,123 shares)	$ 39.17

Maximum offering price per share (100/94.25 of $39.17)	$ 41.56
Class T: Net Asset Value and redemption price per share ($213,902,699 ÷ 5,344,816 shares)	$ 40.02

Maximum offering price per share (100/96.50 of $40.02)	$ 41.47
Class B: Net Asset Value and offering price per share ($17,332,441 ÷ 478,615 shares)A	$ 36.21

Class C: Net Asset Value and offering price per share ($103,371,983 ÷ 2,833,712 shares)A	$ 36.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($71,086,817 ÷ 1,728,553 shares)	$ 41.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,370,373
Income from Fidelity Central Funds		48,320
Total income		5,418,693

Expenses
Management fee	$ 1,978,136
Transfer agent fees	903,498
Distribution and service plan fees	1,559,328
Accounting and security lending fees	128,335
Custodian fees and expenses	15,389
Independent trustees' compensation	9,749
Registration fees	55,902
Audit	25,907
Legal	10,505
Miscellaneous	4,072
Total expenses before reductions	4,690,821
Expense reductions	(9,821)	4,681,000
Net investment income (loss)		737,693
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,633,892
Foreign currency transactions	1,045
Total net realized gain (loss)		30,634,937
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,967,282)
Assets and liabilities in foreign currencies	(71)
Total change in net unrealized appreciation (depreciation)		(20,967,353)
Net gain (loss)		9,667,584
Net increase (decrease) in net assets resulting from operations		$ 10,405,277

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 737,693	$ 2,837,213
Net realized gain (loss)	30,634,937	68,491,304
Change in net unrealized appreciation (depreciation)	(20,967,353)	51,387,693
Net increase (decrease) in net assets resulting from operations	10,405,277	122,716,210
Distributions to shareholders from net investment income	(2,028,434)	(2,261,471)
Distributions to shareholders from net realized gain	(32,994,104)	-
Total distributions	(35,022,538)	(2,261,471)
Share transactions - net increase (decrease)	22,410,840	(79,579,362)
Redemption fees	7,694	15,482
Total increase (decrease) in net assets	(2,198,727)	40,890,859

Net Assets
Beginning of period	688,464,171	647,573,312
End of period (including accumulated net investment loss of $1,862,137 and accumulated net investment loss of $571,396, respectively)	$ 686,265,444	$ 688,464,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.59	$ 33.71	$ 40.17	$ 27.70	$ 25.82	$ 50.24
Income from Investment Operations
Net investment income (loss) E	.08	.23	.25	.11	(.05)	(.04)
Net realized and unrealized gain (loss)	.59	6.81	(6.50)	12.47	1.93	(17.48)
Total from investment operations	.67	7.04	(6.25)	12.58	1.88	(17.52)
Distributions from net investment income	(.17)	(.16)	(.21)	(.11)	-	-
Distributions from net realized gain	(1.93)	-	-	-	-	(6.90)
Total distributions	(2.09) J	(.16)	(.21)	(.11)	-	(6.90)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.17	$ 40.59	$ 33.71	$ 40.17	$ 27.70	$ 25.82
Total Return B, C, D	1.51%	20.94%	(15.58)%	45.46%	7.28%	(38.86)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.16%	1.17%	1.16%	1.20%	1.22%
Expenses net of fee waivers, if any	1.14% A	1.16%	1.17%	1.16%	1.20%	1.22%
Expenses net of all reductions	1.14% A	1.15%	1.17%	1.16%	1.19%	1.21%
Net investment income (loss)	.38% A	.61%	.72%	.30%	(.16)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,572	$ 279,798	$ 253,332	$ 331,120	$ 214,407	$ 216,595
Portfolio turnover rate G	112% A	68%	88%	91%	103%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.09 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.929 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 41.38	$ 34.40	$ 41.04	$ 28.33	$ 26.47	$ 51.40
Income from Investment Operations
Net investment income (loss) E	.03	.15	.18	.03	(.11)	(.10)
Net realized and unrealized gain (loss)	.62	6.95	(6.65)	12.75	1.97	(17.93)
Total from investment operations	.65	7.10	(6.47)	12.78	1.86	(18.03)
Distributions from net investment income	(.08)	(.12)	(.17)	(.07)	-	-
Distributions from net realized gain	(1.93)	-	-	-	-	(6.90)
Total distributions	(2.01)	(.12)	(.17)	(.07)	-	(6.90)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.02	$ 41.38	$ 34.40	$ 41.04	$ 28.33	$ 26.47
Total Return B, C, D	1.42%	20.70%	(15.77)%	45.16%	7.03%	(38.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.35% A	1.36%	1.38%	1.37%	1.41%	1.45%
Expenses net of fee waivers, if any	1.35% A	1.36%	1.38%	1.37%	1.41%	1.45%
Expenses net of all reductions	1.35% A	1.35%	1.38%	1.37%	1.41%	1.45%
Net investment income (loss)	.16% A	.40%	.50%	.09%	(.37)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,903	$ 223,248	$ 215,488	$ 290,512	$ 219,051	$ 224,376
Portfolio turnover rate G	112% A	68%	88%	91%	103%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.65	$ 31.41	$ 37.61	$ 26.06	$ 24.48	$ 48.35
Income from Investment Operations
Net investment income (loss) E	(.08)	(.05)	(.01)	(.15)	(.25)	(.22)
Net realized and unrealized gain (loss)	.56	6.34	(6.09)	11.71	1.83	(16.75)
Total from investment operations	.48	6.29	(6.10)	11.56	1.58	(16.97)
Distributions from net investment income	-	(.05)	(.10)	(.01)	-	-
Distributions from net realized gain	(1.92)	-	-	-	-	(6.90)
Total distributions	(1.92)	(.05)	(.10)	(.01)	-	(6.90)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.21	$ 37.65	$ 31.41	$ 37.61	$ 26.06	$ 24.48
Total Return B, C, D	1.11%	20.04%	(16.22)%	44.38%	6.45%	(39.31)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.92%	1.92%	1.93%	1.96%	1.96%
Expenses net of fee waivers, if any	1.92% A	1.92%	1.92%	1.93%	1.96%	1.96%
Expenses net of all reductions	1.92% A	1.91%	1.92%	1.92%	1.95%	1.96%
Net investment income (loss)	(.41)% A	(.15)%	(.03)%	(.46)%	(.92)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,332	$ 20,551	$ 28,558	$ 49,793	$ 44,330	$ 47,795
Portfolio turnover rate G	112% A	68%	88%	91%	103%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.92	$ 31.63	$ 37.88	$ 26.25	$ 24.65	$ 48.63
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	(.01)	(.15)	(.25)	(.21)
Net realized and unrealized gain (loss)	.57	6.38	(6.13)	11.80	1.85	(16.87)
Total from investment operations	.50	6.34	(6.14)	11.65	1.60	(17.08)
Distributions from net investment income	(.01)	(.05)	(.11)	(.02)	-	-
Distributions from net realized gain	(1.93)	-	-	-	-	(6.90)
Total distributions	(1.94)	(.05)	(.11)	(.02)	-	(6.90)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.48	$ 37.92	$ 31.63	$ 37.88	$ 26.25	$ 24.65
Total Return B, C, D	1.15%	20.08%	(16.22)%	44.38%	6.49%	(39.31)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.88% A	1.90%	1.92%	1.90%	1.94%	1.96%
Expenses net of fee waivers, if any	1.88% A	1.90%	1.92%	1.90%	1.94%	1.96%
Expenses net of all reductions	1.87% A	1.88%	1.91%	1.89%	1.93%	1.95%
Net investment income (loss)	(.36)% A	(.13)%	(.03)%	(.43)%	(.90)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,372	$ 99,833	$ 93,504	$ 133,476	$ 90,596	$ 86,650
Portfolio turnover rate G	112% A	68%	88%	91%	103%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 42.55	$ 35.28	$ 41.95	$ 28.87	$ 26.83	$ 51.76
Income from Investment Operations
Net investment income (loss) D	.14	.35	.37	.23	.04	.03
Net realized and unrealized gain (loss)	.64	7.12	(6.79)	12.99	2.00	(18.06)
Total from investment operations	.78	7.47	(6.42)	13.22	2.04	(18.03)
Distributions from net investment income	(.27)	(.20)	(.25)	(.14)	-	-
Distributions from net realized gain	(1.93)	-	-	-	-	(6.90)
Total distributions	(2.20)	(.20)	(.25)	(.14)	-	(6.90)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 41.13	$ 42.55	$ 35.28	$ 41.95	$ 28.87	$ 26.83
Total Return B, C	1.69%	21.26%	(15.31)%	45.87%	7.60%	(38.68)%
Ratios to Average Net Assets E, G
Expenses before reductions	.87% A	.88%	.86%	.86%	.90%	.95%
Expenses net of fee waivers, if any	.87% A	.88%	.86%	.86%	.90%	.95%
Expenses net of all reductions	.86% A	.86%	.85%	.85%	.90%	.94%
Net investment income (loss)	.65% A	.89%	1.03%	.60%	.14%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,087	$ 65,034	$ 56,692	$ 54,024	$ 27,338	$ 18,631
Portfolio turnover rate F	112% A	68%	88%	91%	103%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 89,691,334
Gross unrealized depreciation	(27,101,677)
Net unrealized appreciation (depreciation) on securities and other investments	$ 62,589,657

Tax cost	$ 633,943,284

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $394,462,122 and $387,977,875, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 366,289	$ 2,966
Class T	.25%	.25%	566,653	-
Class B	.75%	.25%	98,203	73,871
Class C	.75%	.25%	528,183	79,271
			$ 1,559,328	$ 156,108

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50,722
Class T	11,430
Class B*	10,297
Class C*	2,608
$ 75,057

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 391,929.27
Class T	259,860.23
Class B	29,622.30
Class C	133,936.25
Institutional Class	88,151.24
	$ 903,498

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,776 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $303 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $40,978. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,802 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 1,151,718	$ 1,079,554
Class T	407,949	706,555
Class B	-	36,766
Class C	21,756	148,895
Institutional Class	447,011	289,701
Total	$ 2,028,434	$ 2,261,471
From net realized gain
Class A	$ 13,468,949	$ -
Class T	10,162,438	-
Class B	951,726	-
Class C	5,213,642	-
Institutional Class	3,197,349	-
Total	$ 32,994,104	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	879,317	1,740,823	$ 36,548,957	$ 65,442,879
Reinvestment of distributions	321,215	27,199	13,089,815	963,658
Shares redeemed	(932,201)	(2,390,270)	(38,679,614)	(87,941,708)
Net increase (decrease)	268,331	(622,248)	$ 10,959,158	$ (21,535,171)
Class T
Shares sold	224,580	467,358	$ 9,527,119	$ 17,841,598
Reinvestment of distributions	243,465	18,548	10,134,907	670,876
Shares redeemed	(518,360)	(1,355,160)	(22,023,100)	(50,748,604)
Net increase (decrease)	(50,315)	(869,254)	$ (2,361,074)	$ (32,236,130)
Class B
Shares sold	5,631	13,140	$ 217,625	$ 454,110
Reinvestment of distributions	22,691	989	856,078	32,636
Shares redeemed	(95,615)	(377,487)	(3,672,719)	(13,045,539)
Net increase (decrease)	(67,293)	(363,358)	$ (2,599,016)	$ (12,558,793)
Class C
Shares sold	335,410	525,111	$ 13,034,571	$ 18,433,044
Reinvestment of distributions	118,313	3,815	4,495,308	126,850
Shares redeemed	(252,797)	(851,939)	(9,803,374)	(29,267,435)
Net increase (decrease)	200,926	(323,013)	$ 7,726,505	$ (10,707,541)
Institutional Class
Shares sold	475,868	923,636	$ 20,689,299	$ 35,802,942
Reinvestment of distributions	75,999	6,056	3,249,427	224,624
Shares redeemed	(351,556)	(1,008,582)	(15,253,459)	(38,569,293)
Net increase (decrease)	200,311	(78,890)	$ 8,685,267	$ (2,541,727)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.26%
Actual		$ 1,000.00	$ 1,060.90	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.41
Class T	1.51%
Actual		$ 1,000.00	$ 1,059.20	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Class B	2.01%
Actual		$ 1,000.00	$ 1,055.90	$ 10.42
HypotheticalA		$ 1,000.00	$ 1,015.07	$ 10.21
Class C	1.97%
Actual		$ 1,000.00	$ 1,056.80	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,063.00	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	5.4	5.3
U.S. Bancorp	5.1	4.8
JPMorgan Chase & Co.	4.8	5.0
Citigroup, Inc.	4.8	5.0
Wells Fargo & Co.	4.6	4.2
Capital One Financial Corp.	3.9	4.2
American Tower Corp.	3.5	2.8
MetLife, Inc.	2.8	2.7
Simon Property Group, Inc.	2.4	2.6
Invesco Ltd.	2.3	2.3
	39.6
Top Industries (% of fund's net assets)
As of January 31, 2014
Diversified Financial Services	22.3%
Insurance	16.6%
Commercial Banks	16.4%
Capital Markets	14.2%
Real Estate Investment Trusts	10.2%
All Others*	20.3%

As of July 31, 2013
Commercial Banks	19.9%
Insurance	19.4%
Diversified Financial Services	18.9%
Capital Markets	12.0%
Real Estate Investment Trusts	10.1%
All Others*	19.7%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CAPITAL MARKETS - 14.2%
Asset Management & Custody Banks - 11.1%
Affiliated Managers Group, Inc. (a)	11,214	$ 2,234,277
Ameriprise Financial, Inc.	22,100	2,334,644
BlackRock, Inc. Class A	4,806	1,444,059
Carlyle Group LP	9,900	344,619
Franklin Resources, Inc.	54,450	2,831,945
Invesco Ltd.	112,338	3,735,239
Oaktree Capital Group LLC Class A	27,500	1,606,275
The Blackstone Group LP	98,365	3,221,454
		17,752,512
Investment Banking & Brokerage - 3.1%
E*TRADE Financial Corp. (a)	80,300	1,607,606
FXCM, Inc. Class A (d)	52,200	894,708
Raymond James Financial, Inc.	48,400	2,464,044
		4,966,358
TOTAL CAPITAL MARKETS		22,718,870
COMMERCIAL BANKS - 16.4%
Diversified Banks - 9.7%
U.S. Bancorp	204,708	8,133,049
Wells Fargo & Co.	160,548	7,279,246
		15,412,295
Regional Banks - 6.7%
BB&T Corp.	76,200	2,850,642
CIT Group, Inc.	16,100	749,455
CoBiz, Inc.	57,191	603,937
Commerce Bancshares, Inc.	35,435	1,540,359
Fifth Third Bancorp	112,340	2,361,387
M&T Bank Corp. (d)	15,670	1,747,362
Popular, Inc. (a)	34,800	918,720
		10,771,862
TOTAL COMMERCIAL BANKS		26,184,157
CONSUMER FINANCE - 6.2%
Consumer Finance - 6.2%
Capital One Financial Corp.	88,238	6,230,485
Santander Consumer U.S.A. Holdings, Inc.	4,300	110,209
SLM Corp.	122,115	2,779,337
Springleaf Holdings, Inc.	34,500	826,620
		9,946,651
DIVERSIFIED CONSUMER SERVICES - 1.1%
Specialized Consumer Services - 1.1%
H&R Block, Inc.	57,800	1,757,120
DIVERSIFIED FINANCIAL SERVICES - 22.3%
Multi-Sector Holdings - 2.2%
Berkshire Hathaway, Inc. Class B (a)	30,969	3,456,140

	Shares	Value
Other Diversified Financial Services - 15.0%
Bank of America Corp.	512,156	$ 8,578,613
Citigroup, Inc.	161,565	7,663,028
JPMorgan Chase & Co.	139,531	7,724,436
		23,966,077
Specialized Finance - 5.1%
IntercontinentalExchange Group, Inc.	16,564	3,458,398
McGraw-Hill Companies, Inc.	40,100	3,049,204
MSCI, Inc. Class A (a)	36,082	1,541,423
		8,049,025
TOTAL DIVERSIFIED FINANCIAL SERVICES		35,471,242
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Facilities - 0.3%
Brookdale Senior Living, Inc. (a)	15,400	422,884
INSURANCE - 16.6%
Insurance Brokers - 2.1%
Brown & Brown, Inc.	15,900	500,691
Marsh & McLennan Companies, Inc.	62,900	2,875,159
		3,375,850
Life & Health Insurance - 4.2%
MetLife, Inc.	92,326	4,528,590
Prudential PLC	48,155	969,368
Torchmark Corp.	16,200	1,217,430
		6,715,388
Multi-Line Insurance - 0.5%
HCC Insurance Holdings, Inc.	19,850	851,764
Property & Casualty Insurance - 8.4%
ACE Ltd.	13,719	1,286,979
Allied World Assurance Co. Holdings Ltd.	19,600	2,017,232
Allstate Corp.	60,240	3,084,288
Fidelity National Financial, Inc. Class A	72,200	2,277,188
The Travelers Companies, Inc.	44,192	3,591,926
XL Group PLC Class A	39,600	1,138,104
		13,395,717
Reinsurance - 1.4%
Everest Re Group Ltd.	14,800	2,142,448
TOTAL INSURANCE		26,481,167
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
eBay, Inc. (a)	27,600	1,468,320
Equinix, Inc. (a)	4,800	888,960
		2,357,280
IT SERVICES - 5.1%
Data Processing & Outsourced Services - 5.1%
EVERTEC, Inc.	59,000	1,423,670
Fiserv, Inc. (a)	40,166	2,251,304
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
FleetCor Technologies, Inc. (a)	13,700	$ 1,456,584
The Western Union Co.	78,700	1,211,980
Visa, Inc. Class A	8,030	1,729,903
		8,073,441
REAL ESTATE INVESTMENT TRUSTS - 10.2%
Mortgage REITs - 2.9%
Blackstone Mortgage Trust, Inc.	40,100	1,125,206
NorthStar Realty Finance Corp. (d)	80,300	1,171,577
Redwood Trust, Inc. (d)	60,600	1,133,220
Starwood Property Trust, Inc.	39,300	1,186,860
		4,616,863
Residential REITs - 0.8%
Essex Property Trust, Inc.	8,000	1,266,960
Retail REITs - 3.0%
CBL & Associates Properties, Inc.	56,200	954,838
Simon Property Group, Inc.	24,838	3,845,916
		4,800,754
Specialized REITs - 3.5%
American Tower Corp.	68,250	5,520,060
TOTAL REAL ESTATE INVESTMENT TRUSTS		16,204,637
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.4%
Real Estate Operating Companies - 0.4%
Global Logistic Properties Ltd.	310,000	678,506
Real Estate Services - 3.0%
Altisource Portfolio Solutions SA	11,850	1,549,269
CBRE Group, Inc. (a)	120,387	3,195,071
		4,744,340
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,422,846

	Shares	Value
THRIFTS & MORTGAGE FINANCE - 1.0%
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	50,000	$ 424,500
Ocwen Financial Corp. (a)	20,050	885,007
Radian Group, Inc.	19,600	291,648
		1,601,155
TOTAL COMMON STOCKS (Cost $141,852,342)		156,641,450
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.10% (b)	3,116,346	3,116,346
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,887,868	4,887,868
TOTAL MONEY MARKET FUNDS (Cost $8,004,214)		8,004,214
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $149,856,556)	164,645,664
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(5,311,844)
NET ASSETS - 100%	$ 159,333,820
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,412
Fidelity Securities Lending Cash Central Fund	3,984
Total	$ 5,396
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 156,641,450	$ 154,993,576	$ 1,647,874	$ -
Money Market Funds	8,004,214	8,004,214	-	-
Total Investments in Securities:	$ 164,645,664	$ 162,997,790	$ 1,647,874	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
Bermuda	3.7%
Switzerland	2.1%
Puerto Rico	1.5%
Luxembourg	1.0%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,788,048) - See accompanying schedule: Unaffiliated issuers (cost $141,852,342)	$ 156,641,450
Fidelity Central Funds (cost $8,004,214)	8,004,214
Total Investments (cost $149,856,556)		$ 164,645,664
Receivable for investments sold		953,657
Receivable for fund shares sold		206,144
Dividends receivable		28,044
Distributions receivable from Fidelity Central Funds		1,072
Prepaid expenses		881
Other receivables		1,919
Total assets		165,837,381

Liabilities
Payable for investments purchased	$ 1,152,818
Payable for fund shares redeemed	253,362
Distributions payable	16
Accrued management fee	74,283
Distribution and service plan fees payable	63,086
Other affiliated payables	41,676
Other payables and accrued expenses	30,452
Collateral on securities loaned, at value	4,887,868
Total liabilities		6,503,561

Net Assets		$ 159,333,820
Net Assets consist of:
Paid in capital		$ 209,768,974
Distributions in excess of net investment income		(78,090)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,146,120)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,789,056
Net Assets		$ 159,333,820

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($71,046,035 ÷ 5,028,190 shares)	$ 14.13

Maximum offering price per share (100/94.25 of $14.13)	$ 14.99
Class T: Net Asset Value and redemption price per share ($31,313,128 ÷ 2,229,597 shares)	$ 14.04

Maximum offering price per share (100/96.50 of $14.04)	$ 14.55
Class B: Net Asset Value and offering price per share ($6,344,801 ÷ 466,711 shares)A	$ 13.59

Class C: Net Asset Value and offering price per share ($34,180,121 ÷ 2,538,717 shares)A	$ 13.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,449,735 ÷ 1,138,624 shares)	$ 14.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 1,227,920
Income from Fidelity Central Funds		5,396
Total income		1,233,316

Expenses
Management fee	$ 410,996
Transfer agent fees	213,824
Distribution and service plan fees	354,259
Accounting and security lending fees	29,497
Custodian fees and expenses	9,710
Independent trustees' compensation	1,994
Registration fees	39,902
Audit	29,214
Legal	2,475
Miscellaneous	983
Total expenses before reductions	1,092,854
Expense reductions	(2,133)	1,090,721
Net investment income (loss)		142,595
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,276,346
Foreign currency transactions	(724)
Total net realized gain (loss)		2,275,622
Change in net unrealized appreciation (depreciation) on: Investment securities	5,736,417
Assets and liabilities in foreign currencies	633
Total change in net unrealized appreciation (depreciation)		5,737,050
Net gain (loss)		8,012,672
Net increase (decrease) in net assets resulting from operations		$ 8,155,267

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 142,595	$ 1,261,864
Net realized gain (loss)	2,275,622	21,677,767
Change in net unrealized appreciation (depreciation)	5,737,050	10,094,408
Net increase (decrease) in net assets resulting from operations	8,155,267	33,034,039
Distributions to shareholders from net investment income	(647,193)	(847,180)
Distributions to shareholders from net realized gain	(72,538)	-
Total distributions	(719,731)	(847,180)
Share transactions - net increase (decrease)	11,210,867	4,858,599
Redemption fees	1,118	3,052
Total increase (decrease) in net assets	18,647,521	37,048,510

Net Assets
Beginning of period	140,686,299	103,637,789
End of period (including distributions in excess of net investment income of $78,090 and undistributed net investment income of $426,508, respectively)	$ 159,333,820	$ 140,686,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.41	$ 10.18	$ 10.06	$ 10.35	$ 9.53	$ 13.18
Income from Investment Operations
Net investment income (loss) E	.03	.15	.07	(.02)	(.01)	.19
Net realized and unrealized gain (loss)	.78	3.18	.06	(.27)	.93	(3.58)
Total from investment operations	.81	3.33	.13	(.29)	.92	(3.39)
Distributions from net investment income	(.08)	(.10)	(.01)	-	(.10)	(.24)
Distributions from net realized gain	(.01)	-	-	-	-	(.02)
Total distributions	(.09)	(.10)	(.01)	-	(.10)	(.26)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.13	$ 13.41	$ 10.18	$ 10.06	$ 10.35	$ 9.53
Total Return B, C, D	6.09%	32.99%	1.34%	(2.80)%	9.61%	(25.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26% A	1.29%	1.28%	1.26%	1.27%	1.29%
Expenses net of fee waivers, if any	1.26% A	1.29%	1.28%	1.26%	1.27%	1.29%
Expenses net of all reductions	1.25% A	1.21%	1.20%	1.21%	1.22%	1.28%
Net investment income (loss)	.40% A	1.31%	.72%	(.24)%	(.09)%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,046	$ 64,428	$ 47,055	$ 63,937	$ 69,723	$ 68,245
Portfolio turnover rate G	50% A	288%	441%	260%	254%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 10.11	$ 10.01	$ 10.32	$ 9.52	$ 13.14
Income from Investment Operations
Net investment income (loss) E	.01	.12	.04	(.05)	(.04)	.16
Net realized and unrealized gain (loss)	.78	3.16	.06	(.26)	.92	(3.56)
Total from investment operations	.79	3.28	.10	(.31)	.88	(3.40)
Distributions from net investment income	(.05)	(.08)	- I	-	(.08)	(.20)
Distributions from net realized gain	(.01)	-	-	-	-	(.02)
Total distributions	(.06)	(.08)	- I	-	(.08)	(.22)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.04	$ 13.31	$ 10.11	$ 10.01	$ 10.32	$ 9.52
Total Return B, C, D	5.92%	32.66%	1.03%	(3.00)%	9.26%	(26.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.55%	1.54%	1.52%	1.53%	1.55%
Expenses net of fee waivers, if any	1.51% A	1.55%	1.54%	1.52%	1.53%	1.55%
Expenses net of all reductions	1.51% A	1.47%	1.45%	1.47%	1.47%	1.54%
Net investment income (loss)	.15% A	1.06%	.46%	(.49)%	(.35)%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,313	$ 30,576	$ 24,367	$ 27,037	$ 33,310	$ 34,927
Portfolio turnover rate G	50% A	288%	441%	260%	254%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 9.79	$ 9.73	$ 10.09	$ 9.33	$ 12.85
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	- I	(.10)	(.09)	.12
Net realized and unrealized gain (loss)	.74	3.06	.06	(.26)	.91	(3.50)
Total from investment operations	.72	3.12	.06	(.36)	.82	(3.38)
Distributions from net investment income	-	(.04)	-	-	(.06)	(.12)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	-	(.04)	-	-	(.06)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.59	$ 12.87	$ 9.79	$ 9.73	$ 10.09	$ 9.33
Total Return B, C, D	5.59%	32.00%	.62%	(3.57)%	8.78%	(26.35)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.04%	2.03%	2.01%	2.02%	2.04%
Expenses net of fee waivers, if any	2.01% A	2.04%	2.03%	2.01%	2.02%	2.04%
Expenses net of all reductions	2.01% A	1.97%	1.94%	1.96%	1.97%	2.03%
Net investment income (loss)	(.35)% A	.56%	(.03)%	(.98)%	(.85)%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,345	$ 6,511	$ 5,745	$ 7,480	$ 10,992	$ 12,477
Portfolio turnover rate G	50% A	288%	441%	260%	254%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 9.70	$ 9.65	$ 10.00	$ 9.25	$ 12.78
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	- I	(.10)	(.09)	.12
Net realized and unrealized gain (loss)	.74	3.03	.05	(.25)	.90	(3.48)
Total from investment operations	.72	3.09	.05	(.35)	.81	(3.36)
Distributions from net investment income	(.01)	(.04)	-	-	(.06)	(.15)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.01)	(.04)	-	-	(.06)	(.17)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.46	$ 12.75	$ 9.70	$ 9.65	$ 10.00	$ 9.25
Total Return B, C, D	5.68%	31.98%	.52%	(3.50)%	8.79%	(26.38)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97% A	2.03%	2.03%	2.01%	2.02%	2.04%
Expenses net of fee waivers, if any	1.97% A	2.03%	2.03%	2.01%	2.02%	2.04%
Expenses net of all reductions	1.97% A	1.96%	1.94%	1.96%	1.96%	2.03%
Net investment income (loss)	(.31)% A	.57%	(.03)%	(.99)%	(.84)%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,180	$ 29,897	$ 20,875	$ 23,196	$ 30,804	$ 29,849
Portfolio turnover rate G	50% A	288%	441%	260%	254%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.73	$ 10.42	$ 10.28	$ 10.55	$ 9.69	$ 13.38
Income from Investment Operations
Net investment income (loss) D	.05	.20	.10	.01	.02	.21
Net realized and unrealized gain (loss)	.81	3.25	.06	(.28)	.95	(3.63)
Total from investment operations	.86	3.45	.16	(.27)	.97	(3.42)
Distributions from net investment income	(.13)	(.14)	(.02)	-	(.11)	(.25)
Distributions from net realized gain	(.01)	-	-	-	-	(.02)
Total distributions	(.14)	(.14)	(.02)	-	(.11)	(.27)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 14.45	$ 13.73	$ 10.42	$ 10.28	$ 10.55	$ 9.69
Total Return B, C	6.30%	33.45%	1.61%	(2.56)%	9.99%	(25.68)%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.96%	.98%	.96%	.99%	1.04%
Expenses net of fee waivers, if any	.90% A	.96%	.98%	.96%	.99%	1.04%
Expenses net of all reductions	.89% A	.88%	.89%	.91%	.94%	1.03%
Net investment income (loss)	.76% A	1.65%	1.02%	.07%	.19%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,450	$ 9,275	$ 5,596	$ 8,162	$ 5,158	$ 3,797
Portfolio turnover rate F	50% A	288%	441%	260%	254%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,615,894
Gross unrealized depreciation	(1,918,184)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,697,710

Tax cost	$ 150,947,954

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (42,483,031)
2018	(23,251,884)
2019	(450,657)
Total capital loss carryforward	$ (66,185,572)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $47,136,064 and $36,512,136, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 84,112	$ 3,875
Class T	.25%	.25%	77,818	100
Class B	.75%	.25%	32,633	24,551
Class C	.75%	.25%	159,696	33,100
			$ 354,259	$ 61,626

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,944
Class T	3,623
Class B*	3,560
Class C*	3,982
$ 32,109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 101,661.30
Class T	47,896.31
Class B	9,936.30
Class C	42,774.27
Institutional Class	11,557.19
	$ 213,824

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,056 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,984. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,133 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 405,756	$ 468,043
Class T	104,978	194,766
Class B	-	25,088
Class C	31,349	89,452
Institutional Class	105,110	69,831
Total	$ 647,193	$ 847,180
From net realized gain
Class A	$ 43,910	$ -
Class T	20,144	-
Institutional Class	8,484	-
Total	$ 72,538	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	853,084	1,230,107	$ 11,948,192	$ 14,721,154
Reinvestment of distributions	28,780	36,718	390,562	401,001
Shares redeemed	(656,863)	(1,085,572)	(9,017,771)	(12,586,886)
Net increase (decrease)	225,001	181,253	$ 3,320,983	$ 2,535,269
Class T
Shares sold	163,252	446,551	$ 2,261,793	$ 5,238,758
Reinvestment of distributions	8,794	16,926	118,136	183,990
Shares redeemed	(238,991)	(576,646)	(3,279,960)	(6,688,740)
Net increase (decrease)	(66,945)	(113,169)	$ (900,031)	$ (1,265,992)
Class B
Shares sold	25,631	117,587	$ 340,658	$ 1,311,553
Reinvestment of distributions	-	1,943	-	20,652
Shares redeemed	(64,958)	(200,454)	(865,215)	(2,232,316)
Net increase (decrease)	(39,327)	(80,924)	$ (524,557)	$ (900,111)
Class C
Shares sold	465,599	769,144	$ 6,183,940	$ 8,857,879
Reinvestment of distributions	2,148	7,186	26,657	75,671
Shares redeemed	(273,166)	(584,253)	(3,590,701)	(6,452,079)
Net increase (decrease)	194,581	192,077	$ 2,619,896	$ 2,481,471
Institutional Class
Shares sold	564,788	490,356	$ 8,127,145	$ 6,177,619
Reinvestment of distributions	5,144	5,017	71,934	55,775
Shares redeemed	(106,641)	(356,871)	(1,504,503)	(4,225,432)
Net increase (decrease)	463,291	138,502	$ 6,694,576	$ 2,007,962

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.10%
Actual		$ 1,000.00	$ 1,248.60	$ 6.23
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Class T	1.36%
Actual		$ 1,000.00	$ 1,247.40	$ 7.70
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.92
Class B	1.93%
Actual		$ 1,000.00	$ 1,243.70	$ 10.91
Hypothetical A		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.84%
Actual		$ 1,000.00	$ 1,244.30	$ 10.41
Hypothetical A		$ 1,000.00	$ 1,015.93	$ 9.35
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,250.60	$ 4.71
Hypothetical A		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	5.6	8.0
Amgen, Inc.	5.4	7.0
Actavis PLC	4.6	4.4
Alexion Pharmaceuticals, Inc.	4.5	3.7
Biogen Idec, Inc.	4.3	1.6
Boston Scientific Corp.	3.6	3.7
Illumina, Inc.	3.5	2.2
McKesson Corp.	3.4	3.4
Perrigo Co. PLC	2.9	2.9
Thermo Fisher Scientific, Inc.	2.7	0.0
	40.5
Top Industries (% of fund's net assets)
As of January 31, 2014
Biotechnology	32.7%
Pharmaceuticals	24.9%
Health Care Equipment & Supplies	14.1%
Health Care Providers & Services	13.0%
Life Sciences Tools & Services	8.0%
All Others*	7.3%

As of July 31, 2013
Biotechnology	33.2%
Pharmaceuticals	27.6%
Health Care Providers & Services	17.1%
Health Care Equipment & Supplies	10.4%
Health Care Technology	5.2%
All Others*	6.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Health Care Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BIOTECHNOLOGY - 32.5%
Biotechnology - 32.5%
Acceleron Pharma, Inc.	70,000	$ 3,244,500
Actelion Ltd.	54,838	5,153,254
Aegerion Pharmaceuticals, Inc. (a)	65,450	3,925,691
Alexion Pharmaceuticals, Inc. (a)	295,514	46,906,937
Alnylam Pharmaceuticals, Inc. (a)	15,800	1,321,828
Amgen, Inc.	478,196	56,881,414
Array BioPharma, Inc. (a)	580,500	2,792,205
BioCryst Pharmaceuticals, Inc. (a)	212,100	2,163,420
Biogen Idec, Inc. (a)	142,484	44,546,198
Cubist Pharmaceuticals, Inc.	164,689	12,037,119
Discovery Laboratories, Inc. (a)	770,000	1,732,500
Dyax Corp. (a)	239,900	2,019,958
Genomic Health, Inc. (a)	98,576	2,969,109
Gilead Sciences, Inc. (a)	727,386	58,663,682
Grifols SA ADR	253,087	10,024,776
Innate Pharma SA (a)	190,600	1,814,859
Insmed, Inc. (a)	164,900	3,367,258
Intercept Pharmaceuticals, Inc. (a)	43,621	13,124,686
InterMune, Inc. (a)	378,780	5,056,713
Kindred Biosciences, Inc.	126,400	1,962,992
Medivation, Inc. (a)	133,100	10,594,760
Neurocrine Biosciences, Inc. (a)	340,264	5,815,112
NewLink Genetics Corp. (a)	47,800	1,769,556
Novavax, Inc. (a)	374,900	2,039,456
NPS Pharmaceuticals, Inc. (a)	80,590	2,883,510
Pharmacyclics, Inc. (a)	45,192	6,013,699
PTC Therapeutics, Inc. (a)	93,700	2,442,759
Puma Biotechnology, Inc. (a)	49,200	5,815,932
Regeneron Pharmaceuticals, Inc. (a)	41,627	12,013,136
Spectrum Pharmaceuticals, Inc. (a)	68,600	576,926
Swedish Orphan Biovitrum AB (a)	293,000	3,340,828
Vanda Pharmaceuticals, Inc. (a)(d)	240,900	3,208,788
Vertex Pharmaceuticals, Inc. (a)	19,000	1,501,760
ZIOPHARM Oncology, Inc. (a)(d)	404,100	1,693,179
		339,418,500
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	159,335	3,409,769
HEALTH CARE EQUIPMENT & SUPPLIES - 14.1%
Health Care Equipment - 12.6%
Accuray, Inc. (a)	187,400	1,995,810
Boston Scientific Corp. (a)	2,775,901	37,557,941
Cardiovascular Systems, Inc. (a)	97,920	3,321,446
CONMED Corp.	149,987	6,291,955
Covidien PLC	145,823	9,950,962
Edwards Lifesciences Corp. (a)	123,853	8,065,307
HeartWare International, Inc. (a)	61,431	6,094,570
Insulet Corp. (a)	92,400	3,973,200
Intuitive Surgical, Inc. (a)	30,680	12,504,554
Masimo Corp. (a)	262,427	7,675,990

	Shares	Value
Smith & Nephew PLC sponsored ADR	91,863	$ 6,636,183
Steris Corp.	115,181	5,285,656
Stryker Corp.	160,384	12,445,798
Volcano Corp. (a)	325,400	6,830,146
Zeltiq Aesthetics, Inc. (a)	173,618	3,557,433
		132,186,951
Health Care Supplies - 1.5%
Derma Sciences, Inc. (a)	192,595	2,530,698
The Cooper Companies, Inc.	103,026	12,804,071
		15,334,769
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		147,521,720
HEALTH CARE PROVIDERS & SERVICES - 13.0%
Health Care Distributors & Services - 3.9%
Amplifon SpA	549,395	2,960,912
EBOS Group Ltd.	258,429	2,037,415
McKesson Corp.	206,197	35,962,819
		40,961,146
Health Care Facilities - 2.2%
Brookdale Senior Living, Inc. (a)	108,015	2,966,092
Emeritus Corp. (a)	118,100	2,604,105
Hanger, Inc. (a)	16,065	543,158
NMC Health PLC	321,600	2,580,478
Ramsay Health Care Ltd.	67,936	2,608,543
Surgical Care Affiliates, Inc.	116,285	3,731,586
Universal Health Services, Inc. Class B	88,527	7,260,985
		22,294,947
Health Care Services - 3.6%
Air Methods Corp. (a)	104,570	5,378,035
Catamaran Corp. (a)	324,649	15,795,941
MEDNAX, Inc. (a)	187,420	10,428,049
Quest Diagnostics, Inc. (d)	113,548	5,961,270
		37,563,295
Managed Health Care - 3.3%
Cigna Corp.	187,412	16,175,530
Humana, Inc.	93,737	9,120,610
UnitedHealth Group, Inc.	131,224	9,484,871
		34,781,011
TOTAL HEALTH CARE PROVIDERS & SERVICES		135,600,399
HEALTH CARE TECHNOLOGY - 2.7%
Health Care Technology - 2.7%
Cerner Corp. (a)	412,356	23,458,933
HealthStream, Inc. (a)	89,712	2,603,442
HMS Holdings Corp. (a)	94,600	2,178,638
		28,241,013
INDUSTRIAL CONGLOMERATES - 1.5%
Industrial Conglomerates - 1.5%
Danaher Corp.	219,023	16,293,121
Common Stocks - continued
	Shares	Value
IT SERVICES - 0.4%
Data Processing & Outsourced Services - 0.4%
Maximus, Inc.	93,740	$ 3,971,764
LIFE SCIENCES TOOLS & SERVICES - 8.0%
Life Sciences Tools & Services - 8.0%
Agilent Technologies, Inc.	268,900	15,636,535
Bruker BioSciences Corp. (a)	175,700	3,575,495
Illumina, Inc. (a)(d)	239,870	36,460,240
Thermo Fisher Scientific, Inc.	244,422	28,142,749
		83,815,019
PHARMACEUTICALS - 24.9%
Pharmaceuticals - 24.9%
AbbVie, Inc.	211,380	10,406,237
Actavis PLC (a)	256,003	48,379,447
Aratana Therapeutics, Inc. (e)	113,365	2,194,633
Bayer AG	61,600	8,132,693
Bristol-Myers Squibb Co.	187,403	9,364,528
Dechra Pharmaceuticals PLC	319,800	3,687,920
Forest Laboratories, Inc. (a)	12,900	855,270
Impax Laboratories, Inc. (a)	110,643	2,560,279
Jazz Pharmaceuticals PLC (a)	31,615	4,794,731
Merck & Co., Inc.	458,633	24,293,790
Mylan, Inc. (a)	244,062	11,082,855
Ono Pharmaceutical Co. Ltd.	37,800	3,285,101
Orexo AB (a)(d)	148,400	3,930,061
Pacira Pharmaceuticals, Inc. (a)	67,000	4,591,510
Perrigo Co. PLC	191,671	29,835,508
Prestige Brands Holdings, Inc. (a)	132,472	4,008,603
Salix Pharmaceuticals Ltd. (a)	239,865	23,348,459
Shire PLC sponsored ADR	125,100	18,717,462
Teva Pharmaceutical Industries Ltd. sponsored ADR	402,083	17,944,964
The Medicines Company (a)	160,600	5,582,456
UCB SA	75,700	5,359,050
Valeant Pharmaceuticals International (Canada) (a)	133,604	18,129,358
		260,484,915
PROFESSIONAL SERVICES - 1.1%
Human Resource & Employment Services - 1.1%
Towers Watson & Co.	57,727	6,749,441
WageWorks, Inc. (a)	72,973	4,538,191
		11,287,632
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Development - 0.1%
PT Lippo Karawaci Tbk	15,620,000	1,215,761
TOTAL COMMON STOCKS (Cost $713,806,383)		1,031,259,613
Convertible Preferred Stocks - 0.4%
	Shares	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Roka Bioscience, Inc. Series E, 8.00% (e)	1,372,273	$ 1,749,991
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Castlight Health, Inc. Series D (a)(e)	336,800	2,680,928
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,783,104)		4,430,919
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.10% (b)	5,336,311	5,336,311
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	45,561,589	45,561,589
TOTAL MONEY MARKET FUNDS (Cost $50,897,900)		50,897,900
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $768,487,387)		1,086,588,432
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(41,227,054)
NET ASSETS - 100%		$ 1,045,361,378
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,625,552 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aratana Therapeutics, Inc.	10/14/13	$ 1,813,840
Castlight Health, Inc. Series D	4/25/12	$ 2,033,113
Roka Bioscience, Inc. Series E, 8.00%	11/20/13	$ 1,749,991
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,993
Fidelity Securities Lending Cash Central Fund	150,348
Total	$ 155,341
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,031,259,613	$ 1,021,955,575	$ 9,304,038	$ -
Convertible Preferred Stocks	4,430,919	-	-	4,430,919
Money Market Funds	50,897,900	50,897,900	-	-
Total Investments in Securities:	$ 1,086,588,432	$ 1,072,853,475	$ 9,304,038	$ 4,430,919
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	78.3%
Ireland	8.9%
Canada	3.2%
Bailiwick of Jersey	1.8%
Israel	1.7%
United Kingdom	1.2%
Spain	1.0%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,827,971) - See accompanying schedule: Unaffiliated issuers (cost $717,589,487)	$ 1,035,690,532
Fidelity Central Funds (cost $50,897,900)	50,897,900
Total Investments (cost $768,487,387)		$ 1,086,588,432
Cash		3,370
Receivable for investments sold		26,371,129
Receivable for fund shares sold		3,349,099
Dividends receivable		226,842
Distributions receivable from Fidelity Central Funds		14,168
Prepaid expenses		4,583
Other receivables		15,310
Total assets		1,116,572,933

Liabilities
Payable for investments purchased	$ 23,378,159
Payable for fund shares redeemed	1,237,843
Accrued management fee	460,404
Distribution and service plan fees payable	343,738
Other affiliated payables	189,387
Other payables and accrued expenses	40,435
Collateral on securities loaned, at value	45,561,589
Total liabilities		71,211,555

Net Assets		$ 1,045,361,378
Net Assets consist of:
Paid in capital		$ 684,191,783
Accumulated net investment loss		(4,594,204)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,664,429
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		318,099,370
Net Assets		$ 1,045,361,378

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($496,759,203 ÷ 14,217,648 shares)	$ 34.94

Maximum offering price per share (100/94.25 of $34.94)	$ 37.07
Class T: Net Asset Value and redemption price per share ($198,775,075 ÷ 5,975,479 shares)	$ 33.27

Maximum offering price per share (100/96.50 of $33.27)	$ 34.48
Class B: Net Asset Value and offering price per share ($15,153,321 ÷ 506,426 shares)A	$ 29.92

Class C: Net Asset Value and offering price per share ($189,178,947 ÷ 6,353,585 shares)A	$ 29.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($145,494,832 ÷ 3,911,341 shares)	$ 37.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 1,739,448
Income from Fidelity Central Funds (including $150,348 from security lending)		155,341
Total income		1,894,789

Expenses
Management fee	$ 2,330,062
Transfer agent fees	937,553
Distribution and service plan fees	1,764,005
Accounting and security lending fees	149,719
Custodian fees and expenses	28,751
Independent trustees' compensation	10,844
Registration fees	73,957
Audit	28,637
Legal	10,740
Miscellaneous	3,975
Total expenses before reductions	5,338,243
Expense reductions	(19,319)	5,318,924
Net investment income (loss)		(3,424,135)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,875,247
Foreign currency transactions	(3,665)
Total net realized gain (loss)		92,871,582
Change in net unrealized appreciation (depreciation) on: Investment securities	104,693,838
Assets and liabilities in foreign currencies	437
Total change in net unrealized appreciation (depreciation)		104,694,275
Net gain (loss)		197,565,857
Net increase (decrease) in net assets resulting from operations		$ 194,141,722

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,424,135)	$ (1,047,566)
Net realized gain (loss)	92,871,582	65,048,667
Change in net unrealized appreciation (depreciation)	104,694,275	144,188,245
Net increase (decrease) in net assets resulting from operations	194,141,722	208,189,346
Distributions to shareholders from net realized gain	(91,414,790)	(53,403,217)
Share transactions - net increase (decrease)	203,696,153	98,074,235
Redemption fees	12,423	6,876
Total increase (decrease) in net assets	306,435,508	252,867,240

Net Assets
Beginning of period	738,925,870	486,058,630
End of period (including accumulated net investment loss of $4,594,204 and accumulated net investment loss of $1,170,069, respectively)	$ 1,045,361,378	$ 738,925,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.29	$ 24.35	$ 25.60	$ 19.01	$ 17.15	$ 19.72
Income from Investment Operations
Net investment income (loss) E	(.10)	- I	(.04)	(.10)	(.07)	.02
Net realized and unrealized gain (loss)	7.27	9.53	1.43	6.69	1.93	(2.22)
Total from investment operations	7.17	9.53	1.39	6.59	1.86	(2.20)
Distributions from net realized gain	(3.52)	(2.59)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 34.94	$ 31.29	$ 24.35	$ 25.60	$ 19.01	$ 17.15
Total Return B, C, D	24.86%	42.77%	7.58%	34.67%	10.85%	(11.37)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.14%	1.19%	1.19%	1.22%	1.23%
Expenses net of fee waivers, if any	1.10% A	1.14%	1.19%	1.19%	1.22%	1.23%
Expenses net of all reductions	1.09% A	1.13%	1.18%	1.18%	1.21%	1.23%
Net investment income (loss)	(.64)% A	(.01)%	(.18)%	(.43)%	(.36)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 496,759	$ 365,416	$ 233,188	$ 224,704	$ 179,586	$ 177,890
Portfolio turnover rate G	109% A	92%	124%	125%	103%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.91	$ 23.42	$ 24.80	$ 18.46	$ 16.69	$ 19.26
Income from Investment Operations
Net investment income (loss) E	(.14)	(.07)	(.09)	(.16)	(.12)	(.02)
Net realized and unrealized gain (loss)	6.95	9.13	1.35	6.50	1.89	(2.18)
Total from investment operations	6.81	9.06	1.26	6.34	1.77	(2.20)
Distributions from net realized gain	(3.45)	(2.57)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.27	$ 29.91	$ 23.42	$ 24.80	$ 18.46	$ 16.69
Total Return B, C, D	24.74%	42.39%	7.27%	34.34%	10.61%	(11.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.39%	1.43%	1.44%	1.47%	1.49%
Expenses net of fee waivers, if any	1.36% A	1.39%	1.43%	1.44%	1.47%	1.49%
Expenses net of all reductions	1.35% A	1.38%	1.43%	1.43%	1.46%	1.49%
Net investment income (loss)	(.90)% A	(.26)%	(.42)%	(.69)%	(.62)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 198,775	$ 158,611	$ 117,969	$ 123,606	$ 100,883	$ 103,772
Portfolio turnover rate G	109% A	92%	124%	125%	103%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.16	$ 21.55	$ 23.15	$ 17.32	$ 15.74	$ 18.27
Income from Investment Operations
Net investment income (loss) E	(.20)	(.18)	(.19)	(.25)	(.20)	(.09)
Net realized and unrealized gain (loss)	6.26	8.31	1.23	6.08	1.78	(2.07)
Total from investment operations	6.06	8.13	1.04	5.83	1.58	(2.16)
Distributions from net realized gain	(3.30)	(2.52)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 29.92	$ 27.16	$ 21.55	$ 23.15	$ 17.32	$ 15.74
Total Return B, C, D	24.37%	41.61%	6.78%	33.66%	10.04%	(12.07)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.93%	1.94%	1.94%	1.97%	1.98%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.94%	1.94%	1.97%	1.98%
Expenses net of all reductions	1.92% A	1.91%	1.93%	1.93%	1.96%	1.98%
Net investment income (loss)	(1.47)% A	(.80)%	(.93)%	(1.19)%	(1.11)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,153	$ 14,517	$ 15,403	$ 20,365	$ 23,543	$ 29,381
Portfolio turnover rate G	109% A	92%	124%	125%	103%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.11	$ 21.51	$ 23.11	$ 17.29	$ 15.70	$ 18.23
Income from Investment Operations
Net investment income (loss) E	(.19)	(.17)	(.18)	(.24)	(.19)	(.09)
Net realized and unrealized gain (loss)	6.24	8.31	1.22	6.06	1.78	(2.07)
Total from investment operations	6.05	8.14	1.04	5.82	1.59	(2.16)
Distributions from net realized gain	(3.38)	(2.54)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 29.78	$ 27.11	$ 21.51	$ 23.11	$ 17.29	$ 15.70
Total Return B, C, D	24.43%	41.74%	6.80%	33.66%	10.13%	(12.09)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.84% A	1.87%	1.90%	1.90%	1.94%	1.98%
Expenses net of fee waivers, if any	1.84% A	1.87%	1.90%	1.90%	1.94%	1.98%
Expenses net of all reductions	1.84% A	1.85%	1.89%	1.89%	1.93%	1.98%
Net investment income (loss)	(1.39)% A	(.74)%	(.89)%	(1.15)%	(1.08)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,179	$ 125,965	$ 78,763	$ 77,749	$ 60,861	$ 64,002
Portfolio turnover rate G	109% A	92%	124%	125%	103%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.12	$ 25.60	$ 26.69	$ 19.77	$ 17.78	$ 20.39
Income from Investment Operations
Net investment income (loss) D	(.06)	.07	.03	(.03)	(.02)	.06
Net realized and unrealized gain (loss)	7.74	10.07	1.52	6.95	2.01	(2.30)
Total from investment operations	7.68	10.14	1.55	6.92	1.99	(2.24)
Distributions from net realized gain	(3.60)	(2.62)	(2.64)	-	-	(.37)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 37.20	$ 33.12	$ 25.60	$ 26.69	$ 19.77	$ 17.78
Total Return B, C	25.06%	43.12%	7.91%	35.00%	11.19%	(11.19)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.87%	.89%	.89%	.96%	.98%
Expenses net of fee waivers, if any	.83% A	.87%	.89%	.89%	.96%	.98%
Expenses net of all reductions	.83% A	.85%	.88%	.88%	.95%	.98%
Net investment income (loss)	(.38)% A	.26%	.12%	(.13)%	(.10)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,495	$ 74,417	$ 40,737	$ 45,243	$ 14,172	$ 13,452
Portfolio turnover rate F	109% A	92%	124%	125%	103%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 324,534,874
Gross unrealized depreciation	(7,413,191)
Net unrealized appreciation (depreciation) on securities and other investments	$ 317,121,683

Tax cost	$ 769,466,749

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $559,730,689 and $457,713,936, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 516,577	$ 7,759
Class T	.25%	.25%	430,659	-
Class B	.75%	.25%	72,233	54,256
Class C	.75%	.25%	744,536	160,081
			$ 1,764,005	$ 222,096

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 117,640
Class T	20,792
Class B*	7,131
Class C*	4,730
$ 150,293

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 457,070.22
Class T	197,771.23
Class B	21,723.30
Class C	161,798.22
Institutional Class	99,191.21
	$ 937,553

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,011 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $321 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19,306 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Class A	$ 43,930,276	$ 25,387,002
Class T	18,842,520	13,085,534
Class B	1,694,148	1,715,002
Class C	17,484,054	9,051,114
Institutional Class	9,463,792	4,164,565
Total	$ 91,414,790	$ 53,403,217

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	2,797,110	3,549,260	$ 90,576,815	$ 93,836,372
Reinvestment of distributions	1,286,052	942,761	39,516,716	22,474,621
Shares redeemed	(1,545,427)	(2,389,171)	(49,721,684)	(61,582,185)
Net increase (decrease)	2,537,735	2,102,850	$ 80,371,847	$ 54,728,808
Class T
Shares sold	467,582	680,868	$ 14,340,589	$ 17,081,065
Reinvestment of distributions	618,882	547,411	18,107,773	12,508,788
Shares redeemed	(413,488)	(963,078)	(12,572,360)	(23,759,625)
Net increase (decrease)	672,976	265,201	$ 19,876,002	$ 5,830,228
Class B
Shares sold	39,189	53,093	$ 1,070,489	$ 1,227,477
Reinvestment of distributions	57,285	72,420	1,511,205	1,510,947
Shares redeemed	(124,484)	(305,905)	(3,412,707)	(6,859,622)
Net increase (decrease)	(28,010)	(180,392)	$ (831,013)	$ (4,121,198)
Class C
Shares sold	1,485,987	1,458,495	$ 41,134,078	$ 33,813,707
Reinvestment of distributions	567,374	363,077	14,940,345	7,555,835
Shares redeemed	(346,460)	(836,253)	(9,493,251)	(18,706,199)
Net increase (decrease)	1,706,901	985,319	$ 46,581,172	$ 22,663,343
Institutional Class
Shares sold	1,817,919	1,149,859	$ 63,135,797	$ 32,276,173
Reinvestment of distributions	259,255	148,348	8,481,841	3,734,787
Shares redeemed	(412,448)	(643,078)	(13,919,493)	(17,037,906)
Net increase (decrease)	1,664,726	655,129	$ 57,698,145	$ 18,973,054

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.10%
Actual		$ 1,000.00	$ 1,107.90	$ 5.84
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Class T	1.34%
Actual		$ 1,000.00	$ 1,106.60	$ 7.12
Hypothetical A		$ 1,000.00	$ 1,018.45	$ 6.82
Class B	1.89%
Actual		$ 1,000.00	$ 1,103.30	$ 10.02
Hypothetical A		$ 1,000.00	$ 1,015.68	$ 9.60
Class C	1.85%
Actual		$ 1,000.00	$ 1,104.00	$ 9.81
Hypothetical A		$ 1,000.00	$ 1,015.88	$ 9.40
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,109.40	$ 4.36
Hypothetical A		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	7.5	7.0
General Electric Co.	6.9	12.2
Danaher Corp.	5.1	5.7
Union Pacific Corp.	4.4	4.5
Honeywell International, Inc.	3.9	4.0
Caterpillar, Inc.	3.8	3.2
FedEx Corp.	3.7	0.0
Manitowoc Co., Inc.	2.4	1.6
Eaton Corp. PLC	2.4	2.8
Cummins, Inc.	2.3	2.1
	42.4
Top Industries (% of fund's net assets)
As of January 31, 2014
Machinery	24.8%
Aerospace & Defense	17.8%
Industrial Conglomerates	12.0%
Electrical Equipment	8.9%
Professional Services	8.4%
All Others*	28.1%

As of July 31, 2013
Machinery	29.7%
Industrial Conglomerates	17.9%
Aerospace & Defense	16.3%
Electrical Equipment	7.8%
Professional Services	6.8%
All Others*	21.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Industrials Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
AEROSPACE & DEFENSE - 17.8%
Aerospace & Defense - 17.8%
Alliant Techsystems, Inc.	38,594	$ 5,545,958
Curtiss-Wright Corp.	44,644	2,742,034
Exelis, Inc.	156,855	3,072,789
Honeywell International, Inc.	333,792	30,451,844
Precision Castparts Corp.	54,893	13,983,992
Teledyne Technologies, Inc. (a)	110,573	10,158,342
Textron, Inc.	122,621	4,353,046
Triumph Group, Inc.	140,231	9,594,605
United Technologies Corp.	509,037	58,040,398
		137,943,008
AIR FREIGHT & LOGISTICS - 4.0%
Air Freight & Logistics - 4.0%
Atlas Air Worldwide Holdings, Inc. (a)	63,289	2,236,000
FedEx Corp.	214,488	28,595,540
		30,831,540
AIRLINES - 2.5%
Airlines - 2.5%
American Airlines Group, Inc. (a)(d)	260,532	8,740,849
Delta Air Lines, Inc.	341,700	10,459,437
		19,200,286
AUTO COMPONENTS - 1.6%
Auto Parts & Equipment - 1.6%
Johnson Controls, Inc.	267,376	12,331,381
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
A.O. Smith Corp.	238,556	11,264,614
Aspen Aerogels, Inc. warrants 3/28/23 (a)(e)	3,499,903	35
Lennox International, Inc.	60,404	5,228,570
		16,493,219
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Diversified Support Services - 0.5%
Iron Mountain, Inc.	149,225	3,941,032
Environmental & Facility Services - 1.6%
Stericycle, Inc. (a)	42,278	4,949,063
Waste Connections, Inc.	184,100	7,526,008
		12,475,071
TOTAL COMMERCIAL SERVICES & SUPPLIES		16,416,103
CONSTRUCTION & ENGINEERING - 4.2%
Construction & Engineering - 4.2%
Chicago Bridge & Iron Co. NV	32,006	2,400,130
EMCOR Group, Inc.	244,441	10,391,187
MasTec, Inc. (a)	139,904	5,028,150

	Shares	Value
Tutor Perini Corp. (a)	85,035	$ 1,921,791
URS Corp.	248,298	12,464,560
		32,205,818
ELECTRICAL EQUIPMENT - 8.9%
Electrical Components & Equipment - 8.9%
Eaton Corp. PLC	252,460	18,452,301
Emerson Electric Co.	256,053	16,884,135
Generac Holdings, Inc.	142,044	6,836,578
Hubbell, Inc. Class B	116,326	13,578,734
Rockwell Automation, Inc.	113,545	13,039,508
		68,791,256
INDUSTRIAL CONGLOMERATES - 12.0%
Industrial Conglomerates - 12.0%
Danaher Corp.	530,032	39,429,080
General Electric Co.	2,119,405	53,260,648
		92,689,728
MACHINERY - 24.8%
Construction & Farm Machinery & Heavy Trucks - 11.5%
Caterpillar, Inc.	312,753	29,370,634
Cummins, Inc.	137,809	17,498,987
Deere & Co.	38,900	3,343,844
Manitowoc Co., Inc.	649,656	18,482,713
Oshkosh Truck Corp.	100,612	5,447,134
Toro Co.	79,376	5,029,263
Wabtec Corp.	133,405	9,846,623
		89,019,198
Industrial Machinery - 13.3%
Andritz AG	45,632	2,507,913
Dover Corp.	130,637	11,307,939
GEA Group AG	170,190	7,984,384
Global Brass & Copper Holdings, Inc.	106,540	1,842,077
Graco, Inc.	44,482	3,091,054
Harsco Corp.	21,774	552,842
IDEX Corp.	124,329	8,952,931
ITT Corp.	197,766	8,098,518
Mueller Industries, Inc.	11,000	684,640
Pall Corp.	119,916	9,605,272
Parker Hannifin Corp.	111,284	12,616,267
Pentair Ltd.	92,484	6,874,336
Timken Co.	165,007	9,294,844
TriMas Corp. (a)	109,825	3,821,910
Valmont Industries, Inc.	105,309	15,415,131
		102,650,058
TOTAL MACHINERY		191,669,256
OIL, GAS & CONSUMABLE FUELS - 0.4%
Oil & Gas Storage & Transport - 0.4%
Navigator Holdings Ltd. (a)	74,025	1,686,290
Scorpio Tankers, Inc.	161,003	1,610,030
		3,296,320
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 8.4%
Human Resource & Employment Services - 2.1%
Towers Watson & Co.	139,084	$ 16,261,701
Research & Consulting Services - 6.3%
CRA International, Inc. (a)	80,301	1,514,477
Dun & Bradstreet Corp.	106,996	11,769,560
Huron Consulting Group, Inc. (a)	95,820	6,347,117
Nielsen Holdings B.V.	404,912	17,123,728
Verisk Analytics, Inc. (a)	191,143	12,206,392
		48,961,274
TOTAL PROFESSIONAL SERVICES		65,222,975
ROAD & RAIL - 6.5%
Railroads - 4.9%
Kansas City Southern	36,300	3,832,917
Union Pacific Corp.	197,964	34,493,247
		38,326,164
Trucking - 1.6%
J.B. Hunt Transport Services, Inc.	160,081	12,014,079
TOTAL ROAD & RAIL		50,340,243
TRADING COMPANIES & DISTRIBUTORS - 2.5%
Trading Companies & Distributors - 2.5%
Houston Wire & Cable Co.	91,711	1,213,337
MRC Global, Inc. (a)	13,830	386,134
W.W. Grainger, Inc.	27,594	6,470,241
WESCO International, Inc. (a)	138,220	11,466,731
		19,536,443
TOTAL COMMON STOCKS (Cost $596,778,579)		756,967,576
Convertible Bonds - 0.3%
	Principal Amount
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,275,374	1,275,374
8% 12/6/14 (e)	1,206,114	1,206,114
8% 3/28/16 (e)	95,302	95,302
TOTAL CONVERTIBLE BONDS (Cost $2,576,755)		2,576,790
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	18,045,998	$ 18,045,998
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	824,550	824,550
TOTAL MONEY MARKET FUNDS (Cost $18,870,548)		18,870,548
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $618,225,882)		778,414,914
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,183,309)
NET ASSETS - 100%		$ 774,231,605
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,576,825 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 35
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/13	$ 1,275,374
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/13	$ 1,206,114
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13 - 12/31/13	$ 95,267
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,312
Fidelity Securities Lending Cash Central Fund	2,655
Total	$ 8,967
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 756,967,576	$ 756,967,541	$ -	$ 35
Convertible Bonds	2,576,790	-	-	2,576,790
Money Market Funds	18,870,548	18,870,548	-	-
Total Investments in Securities:	$ 778,414,914	$ 775,838,089	$ -	$ 2,576,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $801,845) - See accompanying schedule: Unaffiliated issuers (cost $599,355,334)	$ 759,544,366
Fidelity Central Funds (cost $18,870,548)	18,870,548
Total Investments (cost $618,225,882)		$ 778,414,914
Receivable for investments sold		3,345,083
Receivable for fund shares sold		4,857,339
Dividends receivable		251,715
Interest receivable		18,324
Distributions receivable from Fidelity Central Funds		1,579
Prepaid expenses		3,418
Other receivables		5,730
Total assets		786,898,102

Liabilities
Payable for investments purchased	$ 9,678,935
Payable for fund shares redeemed	1,391,281
Accrued management fee	353,420
Distribution and service plan fees payable	233,257
Other affiliated payables	150,468
Other payables and accrued expenses	34,586
Collateral on securities loaned, at value	824,550
Total liabilities		12,666,497

Net Assets		$ 774,231,605
Net Assets consist of:
Paid in capital		$ 597,142,656
Distributions in excess of net investment income		(1,008,811)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,908,402
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		160,189,358
Net Assets		$ 774,231,605

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($365,263,736 ÷ 10,048,081 shares)	$ 36.35

Maximum offering price per share (100/94.25 of $36.35)	$ 38.57
Class T: Net Asset Value and redemption price per share ($88,780,300 ÷ 2,481,948 shares)	$ 35.77

Maximum offering price per share (100/96.50 of $35.77)	$ 37.07
Class B: Net Asset Value and offering price per share ($15,612,107 ÷ 464,308 shares)A	$ 33.62

Class C: Net Asset Value and offering price per share ($127,456,265 ÷ 3,778,814 shares)A	$ 33.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($177,119,197 ÷ 4,688,202 shares)	$ 37.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,186,362
Interest		104,119
Income from Fidelity Central Funds		8,967
Total income		4,299,448

Expenses
Management fee	$ 1,787,111
Transfer agent fees	690,531
Distribution and service plan fees	1,228,193
Accounting and security lending fees	117,719
Custodian fees and expenses	14,525
Independent trustees' compensation	8,256
Registration fees	66,311
Audit	27,851
Legal	7,993
Miscellaneous	3,171
Total expenses before reductions	3,951,661
Expense reductions	(5,282)	3,946,379
Net investment income (loss)		353,069
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,870,192
Foreign currency transactions	(2,592)
Total net realized gain (loss)		25,867,600
Change in net unrealized appreciation (depreciation) on: Investment securities	35,584,713
Assets and liabilities in foreign currencies	122
Total change in net unrealized appreciation (depreciation)		35,584,835
Net gain (loss)		61,452,435
Net increase (decrease) in net assets resulting from operations		$ 61,805,504

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 353,069	$ 2,656,191
Net realized gain (loss)	25,867,600	38,246,997
Change in net unrealized appreciation (depreciation)	35,584,835	82,647,313
Net increase (decrease) in net assets resulting from operations	61,805,504	123,550,501
Distributions to shareholders from net investment income	(2,130,494)	(2,791,779)
Distributions to shareholders from net realized gain	(26,777,765)	-
Total distributions	(28,908,259)	(2,791,779)
Share transactions - net increase (decrease)	198,468,397	36,897,765
Redemption fees	7,103	13,370
Total increase (decrease) in net assets	231,372,745	157,669,857

Net Assets
Beginning of period	542,858,860	385,189,003
End of period (including distributions in excess of net investment income of $1,008,811 and undistributed net investment income of $768,614, respectively)	$ 774,231,605	$ 542,858,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.50	$ 26.18	$ 25.73	$ 21.54	$ 16.87	$ 21.97
Income from Investment Operations
Net investment income (loss) E	.04	.23	.20	.09	.06	.13
Net realized and unrealized gain (loss)	3.53	8.33	.61	4.13	4.68	(5.08)
Total from investment operations	3.57	8.56	.81	4.22	4.74	(4.95)
Distributions from net investment income	(.15)	(.24)	(.11)	(.03)	(.07)	(.13)
Distributions from net realized gain	(1.58)	-	(.25)	-	-	(.02)
Total distributions	(1.72) J	(.24)	(.36)	(.03)	(.07)	(.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.35	$ 34.50	$ 26.18	$ 25.73	$ 21.54	$ 16.87
Total Return B, C, D	10.79%	32.92%	3.42%	19.59%	28.13%	(22.49)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.11%	1.14%	1.13%	1.18%	1.23%
Expenses net of fee waivers, if any	1.10% A	1.11%	1.14%	1.13%	1.18%	1.23%
Expenses net of all reductions	1.10% A	1.11%	1.14%	1.13%	1.17%	1.23%
Net investment income (loss)	.23% A	.77%	.80%	.36%	.31%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 365,264	$ 271,512	$ 192,038	$ 228,106	$ 165,029	$ 130,860
Portfolio turnover rate G	51% A	78%	82%	75%	110%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.72 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $1.577 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.93	$ 25.75	$ 25.33	$ 21.24	$ 16.64	$ 21.67
Income from Investment Operations
Net investment income (loss) E	- I	.15	.13	.03	.01	.10
Net realized and unrealized gain (loss)	3.47	8.20	.61	4.07	4.61	(5.03)
Total from investment operations	3.47	8.35	.74	4.10	4.62	(4.93)
Distributions from net investment income	(.06)	(.17)	(.07)	(.01)	(.02)	(.08)
Distributions from net realized gain	(1.58)	-	(.25)	-	-	(.02)
Total distributions	(1.63) J	(.17)	(.32)	(.01)	(.02)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.77	$ 33.93	$ 25.75	$ 25.33	$ 21.24	$ 16.64
Total Return B, C, D	10.66%	32.60%	3.15%	19.28%	27.80%	(22.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.37%	1.40%	1.39%	1.44%	1.48%
Expenses net of fee waivers, if any	1.34% A	1.37%	1.40%	1.39%	1.44%	1.48%
Expenses net of all reductions	1.34% A	1.36%	1.39%	1.38%	1.43%	1.48%
Net investment income (loss)	(.01)% A	.52%	.54%	.10%	.06%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,780	$ 79,172	$ 63,954	$ 71,542	$ 58,202	$ 48,054
Portfolio turnover rate G	51% A	78%	82%	75%	110%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.63 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $1.577 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.97	$ 24.29	$ 23.99	$ 20.22	$ 15.90	$ 20.74
Income from Investment Operations
Net investment income (loss) E	(.09)	(.01)	- J	(.11)	(.09)	.02
Net realized and unrealized gain (loss)	3.26	7.74	.57	3.88	4.41	(4.82)
Total from investment operations	3.17	7.73	.57	3.77	4.32	(4.80)
Distributions from net investment income	-	(.05)	(.02)	-	-	(.04)
Distributions from net realized gain	(1.52)	-	(.25)	-	-	-
Total distributions	(1.52)	(.05)	(.27)	-	-	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 33.62	$ 31.97	$ 24.29	$ 23.99	$ 20.22	$ 15.90
Total Return B, C, D	10.33%	31.87%	2.59%	18.64%	27.17%	(23.10)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.92%	1.94%	1.93%	1.97%	1.98%
Expenses net of fee waivers, if any	1.89% A	1.92%	1.94%	1.93%	1.97%	1.98%
Expenses net of all reductions	1.89% A	1.91%	1.94%	1.93%	1.97%	1.98%
Net investment income (loss)	(.56)% A	(.04)%	-% H	(.44)%	(.48)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,612	$ 17,502	$ 20,058	$ 28,600	$ 29,048	$ 25,212
Portfolio turnover rate G	51% A	78%	82%	75%	110%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.08	$ 24.38	$ 24.07	$ 20.28	$ 15.94	$ 20.79
Income from Investment Operations
Net investment income (loss) E	(.08)	.01	.01	(.09)	(.08)	.02
Net realized and unrealized gain (loss)	3.28	7.75	.58	3.88	4.42	(4.83)
Total from investment operations	3.20	7.76	.59	3.79	4.34	(4.81)
Distributions from net investment income	-	(.06)	(.03)	-	-	(.04)
Distributions from net realized gain	(1.55)	-	(.25)	-	-	-
Total distributions	(1.55)	(.06)	(.28)	-	-	(.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.73	$ 32.08	$ 24.38	$ 24.07	$ 20.28	$ 15.94
Total Return B, C, D	10.40%	31.90%	2.67%	18.69%	27.23%	(23.09)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.87%	1.89%	1.89%	1.93%	1.98%
Expenses net of fee waivers, if any	1.85% A	1.87%	1.89%	1.89%	1.93%	1.98%
Expenses net of all reductions	1.84% A	1.86%	1.88%	1.88%	1.92%	1.98%
Net investment income (loss)	(.52)% A	.02%	.05%	(.40)%	(.43)%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,456	$ 89,893	$ 66,289	$ 72,673	$ 51,760	$ 37,862
Portfolio turnover rate G	51% A	78%	82%	75%	110%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.83	$ 27.18	$ 26.69	$ 22.30	$ 17.45	$ 22.72
Income from Investment Operations
Net investment income (loss) D	.09	.33	.28	.17	.13	.19
Net realized and unrealized gain (loss)	3.68	8.64	.63	4.28	4.83	(5.27)
Total from investment operations	3.77	8.97	.91	4.45	4.96	(5.08)
Distributions from net investment income	(.24)	(.32)	(.17)	(.06)	(.11)	(.17)
Distributions from net realized gain	(1.58)	-	(.25)	-	-	(.02)
Total distributions	(1.82)	(.32)	(.42)	(.06)	(.11)	(.19)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 37.78	$ 35.83	$ 27.18	$ 26.69	$ 22.30	$ 17.45
Total Return B, C	10.94%	33.28%	3.72%	19.95%	28.52%	(22.31)%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.84%	.85%	.85%	.89%	.96%
Expenses net of fee waivers, if any	.82% A	.84%	.85%	.85%	.89%	.96%
Expenses net of all reductions	.82% A	.83%	.85%	.84%	.88%	.95%
Net investment income (loss)	.51% A	1.04%	1.08%	.65%	.61%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,119	$ 84,780	$ 42,850	$ 68,323	$ 29,578	$ 12,762
Portfolio turnover rate F	51% A	78%	82%	75%	110%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 163,646,229
Gross unrealized depreciation	(5,127,387)
Net unrealized appreciation (depreciation) on securities and other investments	$ 158,518,842

Tax cost	$ 619,896,072

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $325,891,093 and $161,171,040, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 393,429	$ 2,175
Class T	.25%	.25%	210,140	1,910
Class B	.75%	.25%	83,199	62,431
Class C	.75%	.25%	541,425	136,581
			$ 1,228,193	$ 203,097

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 109,368
Class T	14,213
Class B*	4,953
Class C*	5,203
$ 133,737

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 344,541.22
Class T	89,768.21
Class B	21,585.26
Class C	116,973.22
Institutional Class	117,664.19
	$ 690,531

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,710 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $240 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,655. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,279 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 1,245,232	$ 1,710,170
Class T	134,405	408,593
Class B	-	36,770
Class C	-	160,671
Institutional Class	750,857	475,575
Total	$ 2,130,494	$ 2,791,779
From net realized gain
Class A	$ 13,069,287	$ -
Class T	3,703,526	-
Class B	784,693	-
Class C	4,700,702	-
Institutional Class	4,519,557	-
Total	$ 26,777,765	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	2,768,116	2,574,295	$ 99,327,153	$ 79,657,790
Reinvestment of distributions	371,630	53,714	12,577,534	1,500,721
Shares redeemed	(961,464)	(2,093,962)	(34,253,953)	(62,545,427)
Net increase (decrease)	2,178,282	534,047	$ 77,650,734	$ 18,613,084
Class T
Shares sold	259,284	353,347	$ 9,130,097	$ 10,754,227
Reinvestment of distributions	111,368	14,180	3,695,039	390,674
Shares redeemed	(222,035)	(517,661)	(7,733,391)	(15,034,025)
Net increase (decrease)	148,617	(150,134)	$ 5,091,745	$ (3,889,124)
Class B
Shares sold	16,619	24,479	$ 542,889	$ 701,454
Reinvestment of distributions	20,842	1,145	646,413	30,226
Shares redeemed	(120,651)	(303,898)	(3,941,840)	(8,464,475)
Net increase (decrease)	(83,190)	(278,274)	$ (2,752,538)	$ (7,732,795)
Class C
Shares sold	1,126,262	682,170	$ 37,420,772	$ 19,951,920
Reinvestment of distributions	122,958	5,091	3,851,751	134,814
Shares redeemed	(272,252)	(604,905)	(9,066,471)	(16,678,512)
Net increase (decrease)	976,968	82,356	$ 32,206,052	$ 3,408,222
Institutional Class
Shares sold	2,658,010	1,667,388	$ 98,939,744	$ 53,671,489
Reinvestment of distributions	116,471	12,331	4,133,979	356,365
Shares redeemed	(452,553)	(890,195)	(16,801,319)	(27,529,476)
Net increase (decrease)	2,321,928	789,524	$ 86,272,404	$ 26,498,378

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.16%
Actual		$ 1,000.00	$ 1,155.10	$ 6.30
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.39%
Actual		$ 1,000.00	$ 1,153.80	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 7.07
Class B	1.93%
Actual		$ 1,000.00	$ 1,150.80	$ 10.46
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.89%
Actual		$ 1,000.00	$ 1,151.30	$ 10.25
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,157.20	$ 4.57
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	10.4	9.0
Yahoo!, Inc.	5.3	1.3
Microsoft Corp.	4.6	5.6
Facebook, Inc. Class A	4.6	0.1
Apple, Inc.	4.5	10.0
Naver Corp.	2.5	0.3
Cognizant Technology Solutions Corp. Class A	2.4	0.4
Fidelity National Information Services, Inc.	2.4	1.6
Visa, Inc. Class A	2.2	3.3
Tencent Holdings Ltd.	2.2	0.9
	41.1
Top Industries (% of fund's net assets)
As of January 31, 2014
Internet Software & Services	32.2%
Software	18.6%
IT Services	12.5%
Semiconductors & Semiconductor Equipment	9.1%
Computers & Peripherals	8.0%
All Others*	19.6%

As of July 31, 2013
Software	27.7%
Internet Software & Services	16.2%
Computers & Peripherals	13.4%
Communications Equipment	12.5%
IT Services	9.5%
All Others*	20.7%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Technology Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	236	$ 9,010
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Tesla Motors, Inc. (a)(d)	27,509	4,990,408
CHEMICALS - 0.1%
Diversified Chemicals - 0.1%
Oci Co. Ltd.	5,477	950,172
COMMUNICATIONS EQUIPMENT - 7.8%
Communications Equipment - 7.8%
AAC Technology Holdings, Inc.	1,000	4,321
ADTRAN, Inc.	3,487	88,535
ADVA Optical Networking SE (a)	245,713	1,265,922
Alcatel-Lucent SA sponsored ADR	349,579	1,380,837
Aruba Networks, Inc. (a)	41,932	826,480
BlackBerry Ltd. (a)(d)	457,086	4,319,464
Brocade Communications Systems, Inc. (a)	14,000	130,760
Ciena Corp. (a)(d)	244,733	5,709,621
Cisco Systems, Inc.	56,853	1,245,649
Comba Telecom Systems Holdings Ltd. (a)	66,000	22,613
CommScope Holding Co., Inc.	96,900	1,737,417
F5 Networks, Inc. (a)	157,157	16,815,799
Finisar Corp. (a)	63	1,494
Infinera Corp. (a)(d)	301,406	2,628,260
Ixia (a)	166,125	2,124,739
JDS Uniphase Corp. (a)	681	9,050
Juniper Networks, Inc. (a)	659,366	17,545,729
Motorola Solutions, Inc.	18	1,148
Nokia Corp. sponsored ADR (a)	326,833	2,261,684
Palo Alto Networks, Inc. (a)	133	7,907
Radware Ltd. (a)	208,910	3,534,757
Riverbed Technology, Inc. (a)	127,838	2,520,965
Ruckus Wireless, Inc. (a)	66,120	887,992
Sandvine Corp. (U.K.) (a)	1,305,800	3,599,377
SerComm Corp.	273,000	493,098
Sonus Networks, Inc. (a)	805,553	2,416,659
Spirent Communications PLC	1,335,268	2,088,587
		73,668,864
COMPUTERS & PERIPHERALS - 8.0%
Computer Hardware - 6.8%
3D Systems Corp. (a)	5,869	456,197
Advantech Co. Ltd.	138,000	860,653
Apple, Inc.	84,898	42,499,939
Cray, Inc. (a)	152,646	4,501,531
Hewlett-Packard Co.	590	17,110
Lenovo Group Ltd.	4,632,000	6,001,948
NCR Corp. (a)	156,799	5,517,757
Quanta Computer, Inc.	186,000	454,673

	Shares	Value
Silicon Graphics International Corp. (a)	182,558	$ 2,375,080
Stratasys Ltd. (a)	14,609	1,761,261
		64,446,149
Computer Storage & Peripherals - 1.2%
ADLINK Technology, Inc.	2,300	3,564
AIC, Inc.	27,000	179,036
Catcher Technology Co. Ltd.	1,000	6,625
Chicony Electronics Co. Ltd.	290	739
EMC Corp.	441,748	10,707,972
NetApp, Inc.	66	2,794
Nimble Storage, Inc.	5,240	226,525
SanDisk Corp.	114	7,929
		11,135,184
TOTAL COMPUTERS & PERIPHERALS		75,581,333
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	364,000	343,315
DIVERSIFIED CONSUMER SERVICES - 0.3%
Education Services - 0.0%
Educomp Solutions Ltd. (a)	16,123	6,081
Specialized Consumer Services - 0.3%
LifeLock, Inc. (a)	143,167	2,922,038
TOTAL DIVERSIFIED CONSUMER SERVICES		2,928,119
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Multi-Sector Holdings - 0.1%
Investment AB Kinnevik (B Shares)	11,800	463,254
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
SolarCity Corp. (a)(d)	9,251	685,407
TECO Electric & Machinery Co. Ltd.	815,000	884,090
		1,569,497
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Components - 1.8%
Aeroflex Holding Corp. (a)	144	992
Delta Electronics, Inc.	255,000	1,393,851
InvenSense, Inc. (a)(d)	136,826	2,694,104
Ledlink Optics, Inc.	586,118	1,787,226
Omron Corp.	68,100	2,692,498
Sapphire Technology Co. Ltd. (a)	10,342	376,633
Sunny Optical Technology Group Co. Ltd.	928,000	759,010
Tong Hsing Electronics Industries Ltd.	911,000	4,663,116
Universal Display Corp. (a)(d)	327	10,621
Yaskawa Electric Corp.	184,000	2,501,643
		16,879,694
Electronic Equipment & Instruments - 1.0%
Chroma ATE, Inc.	5,683	12,196
FEI Co.	3,300	309,276
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Keyence Corp.	6,650	$ 2,730,574
National Instruments Corp.	88,053	2,553,537
RealD, Inc. (a)	12,949	115,894
Test Research, Inc.	20,366	30,361
TPK Holding Co. Ltd.	627,000	3,957,810
		9,709,648
Electronic Manufacturing Services - 1.4%
Benchmark Electronics, Inc. (a)	1,200	27,276
Fabrinet (a)	43	794
IPG Photonics Corp. (a)	2,200	147,114
Jabil Circuit, Inc.	37	665
KEMET Corp. (a)	1,417	7,822
TE Connectivity Ltd.	101,929	5,760,008
Trimble Navigation Ltd. (a)	213,236	6,893,920
		12,837,599
Technology Distributors - 0.3%
Arrow Electronics, Inc. (a)	53	2,723
Digital China Holdings Ltd. (H Shares)	2,991,000	2,931,749
Redington India Ltd.	57,478	59,869
		2,994,341
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		42,421,282
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Biosensors International Group Ltd.	16,000	10,811
PW Medtech Group Ltd. (a)	946,000	410,626
		421,437
HEALTH CARE TECHNOLOGY - 1.2%
Health Care Technology - 1.2%
athenahealth, Inc. (a)(d)	32,919	4,852,261
Cerner Corp. (a)	1,715	97,566
M3, Inc.	2,147	6,296,047
		11,245,874
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
500 Com Ltd. sponsored ADR Class A	5,100	213,894
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Panasonic Corp.	2,400	27,201
Skyworth Digital Holdings Ltd.	862,000	471,869
Sony Corp. sponsored ADR	507	7,985
TCL Multimedia Technology Holdings Ltd.	4,486,000	2,080,115
Tonly Electronics Holdings Ltd. (a)	731,600	581,413
		3,168,583

	Shares	Value
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd.	17,000	$ 49,705
TOTAL HOUSEHOLD DURABLES		3,218,288
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Toshiba Corp.	2,000	8,314
INTERNET & CATALOG RETAIL - 1.8%
Internet Retail - 1.8%
Amazon.com, Inc. (a)	11,873	4,258,726
Ctrip.com International Ltd. sponsored ADR (a)	23,500	928,485
E-Commerce China Dangdang, Inc. ADR (a)(d)	178,891	1,686,942
Expedia, Inc.	29	1,884
Groupon, Inc. Class A (a)	353,695	3,699,650
HomeAway, Inc. (a)	12,199	498,451
priceline.com, Inc. (a)	1,613	1,846,708
Qunar Cayman Islands Ltd. sponsored ADR	211	5,492
Rakuten, Inc.	700	11,454
Start Today Co. Ltd.	16,600	368,064
TripAdvisor, Inc. (a)	4,748	366,498
Vipshop Holdings Ltd. ADR (a)(d)	25,385	2,667,710
YOOX SpA (a)	23,681	897,154
		17,237,218
INTERNET SOFTWARE & SERVICES - 32.2%
Internet Software & Services - 32.2%
58.com, Inc. ADR	2,100	78,981
Angie's List, Inc. (a)(d)	123,966	2,223,950
AOL, Inc. (a)	2,711	124,923
Autohome, Inc. ADR Class A	1,800	58,428
Baidu.com, Inc. sponsored ADR (a)	151	23,632
Bankrate, Inc. (a)	493	8,179
Bazaarvoice, Inc. (a)	2,800	20,300
Blinkx PLC (a)(d)	432,300	906,089
ChannelAdvisor Corp. (a)	2,008	87,087
comScore, Inc. (a)	354	9,703
Cornerstone OnDemand, Inc. (a)	65,665	3,746,188
CoStar Group, Inc. (a)	18,300	3,148,332
Cvent, Inc.	40,458	1,545,900
DealerTrack Holdings, Inc. (a)	62,970	2,937,551
Demandware, Inc. (a)	108,106	6,884,190
E2open, Inc. (a)	104,026	2,491,423
eBay, Inc. (a)	53,683	2,855,936
eGain Communications Corp. (a)	43,550	417,209
Facebook, Inc. Class A (a)	687,611	43,023,820
Google, Inc. Class A (a)	82,387	97,296,563
IAC/InterActiveCorp	82,531	5,780,471
INFO Edge India Ltd. (a)	35,836	283,161
InterPark INT Corp.	2,302	16,393
IntraLinks Holdings, Inc. (a)	860	9,099
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Kakaku.com, Inc.	1,500	$ 28,363
LinkedIn Corp. (a)	13,594	2,925,565
Livesense, Inc. (a)	99,800	2,119,429
LogMeIn, Inc. (a)	2,747	93,288
Mail.Ru Group Ltd.:
GDR (e)	1,800	67,086
GDR (Reg. S)	22,029	821,021
Marketo, Inc.	25,800	1,056,252
MercadoLibre, Inc.	134	12,930
Millennial Media, Inc. (a)(d)	65,680	521,499
Move, Inc. (a)	370,201	5,234,642
Naver Corp.	37,934	23,692,043
NIC, Inc.	26,480	575,675
Pandora Media, Inc. (a)	2,776	100,130
Qihoo 360 Technology Co. Ltd. ADR (a)	1,100	111,188
Rackspace Hosting, Inc. (a)	36,639	1,334,026
Renren, Inc. ADR (a)(d)	5,900	18,939
SciQuest, Inc. (a)	41,554	1,098,688
Sohu.com, Inc. (a)(d)	129	9,389
SouFun Holdings Ltd. ADR	11,457	932,485
TelecityGroup PLC	32,432	381,202
Tencent Holdings Ltd.	292,600	20,483,281
Textura Corp. (d)	127,915	4,021,648
Trulia, Inc. (a)(d)	4,177	144,232
VeriSign, Inc. (a)	1,630	95,763
Vocus, Inc. (a)	146,108	1,785,440
Web.com Group, Inc. (a)	111,886	3,781,747
XO Group, Inc. (a)	5,200	63,076
Yahoo! Japan Corp.	159,700	901,552
Yahoo!, Inc. (a)	1,389,093	50,035,130
Yandex NV (a)	66,916	2,459,163
Yelp, Inc. (a)	48,043	3,648,866
Youku Tudou, Inc. ADR (a)	404	11,700
		302,542,946
IT SERVICES - 12.5%
Data Processing & Outsourced Services - 9.1%
Automatic Data Processing, Inc.	38,991	2,986,711
DST Systems, Inc.	36,568	3,327,688
Euronet Worldwide, Inc. (a)	47,835	2,050,208
EVERTEC, Inc.	106,300	2,565,019
Fidelity National Information Services, Inc.	442,993	22,459,745
Fiserv, Inc. (a)	120,139	6,733,791
FleetCor Technologies, Inc. (a)	17,834	1,896,111
Global Payments, Inc.	202	13,350
Heartland Payment Systems, Inc.	21,748	937,556
Jack Henry & Associates, Inc.	25,292	1,410,788
MasterCard, Inc. Class A	75,330	5,700,974
NETeller PLC (a)	158,962	1,046,577
Paychex, Inc.	40,322	1,686,266

	Shares	Value
QIWI PLC Class B sponsored ADR	27,600	$ 996,084
Syntel, Inc. (a)	1,100	92,675
Total System Services, Inc.	279,713	8,357,824
VeriFone Systems, Inc. (a)	44	1,276
Visa, Inc. Class A	95,502	20,573,996
WEX, Inc. (a)	37,538	3,091,630
		85,928,269
IT Consulting & Other Services - 3.4%
Accenture PLC Class A	136	10,864
Anite Group PLC	248,268	372,417
Bit-isle, Inc.	1,600	11,338
Camelot Information Systems, Inc. ADR (a)	145	289
ChinaSoft International Ltd. (a)	20,000	5,951
Cognizant Technology Solutions Corp. Class A (a)	234,597	22,737,141
EPAM Systems, Inc. (a)	80,761	3,303,125
IBM Corp.	375	66,255
Infosys Ltd. sponsored ADR	48,789	2,858,060
InterXion Holding N.V. (a)	7,600	187,112
Pactera Technology International Ltd. ADR (a)	94,096	673,727
ServiceSource International, Inc. (a)	93,888	749,226
Virtusa Corp. (a)	16,100	551,908
		31,527,413
TOTAL IT SERVICES		117,455,682
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	6	912
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	109,385	3,817,537
		3,818,449
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	13,910	125,340
Fanuc Corp.	300	48,618
HIWIN Technologies Corp.	110,000	994,472
King Slide Works Co. Ltd.	117,000	1,276,556
Mirle Automation Corp.	95,738	84,557
Proto Labs, Inc. (a)	152	12,063
Shin Zu Shing Co. Ltd.	92,000	223,959
SMC Corp.	3,000	751,360
		3,516,925
MEDIA - 0.5%
Advertising - 0.0%
Dentsu, Inc.	200	7,845
ReachLocal, Inc. (a)	658	8,541
		16,386
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Broadcasting - 0.4%
CJ E&M Corp. (a)	83,583	$ 2,588,268
Fuji Media Holdings, Inc.	48,300	903,059
		3,491,327
Cable & Satellite - 0.0%
DIRECTV (a)	190	13,192
Movies & Entertainment - 0.1%
IMAX Corp. (a)	29,830	825,993
Publishing - 0.0%
NEXT Co. Ltd.	41,100	401,783
TOTAL MEDIA		4,748,681
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	90,413
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
China Medical System Holdings Ltd.	95,250	109,189
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Acacia Research Corp.	300	4,146
Verisk Analytics, Inc. (a)	68,068	4,346,822
		4,350,968
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Operating Companies - 0.2%
Global Logistic Properties Ltd.	915,000	2,002,688
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.1%
Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (a)	5,757	157,166
Aixtron AG (a)(d)	92,644	1,411,653
Amkor Technology, Inc. (a)	1,594	8,448
Applied Materials, Inc.	524	8,814
ASM International NV (depositary receipt)	2,330	77,706
Daqo New Energy Corp. ADR (a)	2,948	116,505
Entegris, Inc. (a)	8,857	93,176
FormFactor, Inc. (a)	176,700	1,137,948
GCL-Poly Energy Holdings Ltd. (a)	34,486,000	11,726,608
GT Advanced Technologies, Inc. (a)	886	9,099
Lam Research Corp. (a)	17,141	867,506
Nanometrics, Inc. (a)	8,409	142,448
Rubicon Technology, Inc. (a)(d)	354,219	3,885,782
SunEdison, Inc. (a)	133,700	1,859,767
Teradyne, Inc. (a)	4,232	79,604
Tessera Technologies, Inc.	324,314	6,437,633
Ultratech, Inc. (a)	3,272	82,782
Veeco Instruments, Inc. (a)	27,463	1,043,869
		29,146,514

	Shares	Value
Semiconductors - 6.0%
Advanced Micro Devices, Inc. (a)	1,157	$ 3,969
Alpha & Omega Semiconductor Ltd. (a)	8,432	61,216
Altera Corp.	194,879	6,514,805
Analog Devices, Inc.	1,758	84,859
Applied Micro Circuits Corp. (a)	106,225	1,072,873
ARM Holdings PLC sponsored ADR	19	875
Avago Technologies Ltd.	138	7,540
Broadcom Corp. Class A	30,922	920,239
Canadian Solar, Inc. (a)	32	1,252
Cavium, Inc. (a)	50,999	1,895,633
Chipbond Technology Corp.	1,179,000	1,795,245
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	5,638	106,896
Cirrus Logic, Inc. (a)(d)	3,406	59,639
Cree, Inc. (a)	83,845	5,065,915
Crystalwise Technology, Inc. (a)	200,000	210,523
Cypress Semiconductor Corp.	183,938	1,846,738
Diodes, Inc. (a)	370	8,477
Epistar Corp.	670,000	1,487,059
EZchip Semiconductor Ltd. (a)	564	13,756
Fairchild Semiconductor International, Inc. (a)	565	7,209
Formosa Epitaxy, Inc. (a)	365,000	217,698
Freescale Semiconductor Holdings I Ltd. (a)	91,178	1,653,057
Himax Technologies, Inc. sponsored ADR (d)	28,900	423,096
Hittite Microwave Corp.	134	7,685
Infineon Technologies AG	1,000	10,326
Inphi Corp. (a)	139,000	1,595,720
Intermolecular, Inc. (a)	349,254	1,407,494
International Rectifier Corp. (a)	3,569	92,830
Intersil Corp. Class A	42,594	483,016
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,086	10,013
Lextar Electronics Corp.	214,000	232,017
Linear Technology Corp.	185	8,240
LSI Corp.	11,127	122,731
MagnaChip Semiconductor Corp. (a)	64	1,012
Marvell Technology Group Ltd.	125,166	1,868,728
MediaTek, Inc.	1,522	20,258
Melexis NV	35,899	1,243,832
Mellanox Technologies Ltd. (a)(d)	83,052	3,095,348
Micron Technology, Inc. (a)	4,639	106,883
Microsemi Corp. (a)	4,100	96,104
Monolithic Power Systems, Inc. (a)	32,001	1,046,113
Novatek Microelectronics Corp.	470,000	1,887,062
NVIDIA Corp.	6,070	95,299
NXP Semiconductors NV (a)	118,970	5,752,200
O2Micro International Ltd. sponsored ADR (a)	14,600	46,720
ON Semiconductor Corp. (a)	9,535	79,713
PMC-Sierra, Inc. (a)	14,599	95,623
Power Integrations, Inc.	1,654	97,966
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Radiant Opto-Electronics Corp.	3,626	$ 15,718
Rambus, Inc. (a)	9,516	84,788
RDA Microelectronics, Inc. sponsored ADR	125,522	2,275,714
RF Micro Devices, Inc. (a)	1,611	8,587
Samsung Electronics Co. Ltd.	2	2,344
Semtech Corp. (a)	2,703	61,655
Seoul Semiconductor Co. Ltd.	127,284	5,374,630
Silergy Corp.	13,000	91,401
Silicon Laboratories, Inc. (a)	32,500	1,535,300
Silicon Motion Technology Corp. sponsored ADR	66	1,111
Siliconware Precision Industries Co. Ltd. sponsored ADR	53,700	306,627
SK Hynix, Inc. (a)	350	12,072
Skyworks Solutions, Inc. (a)	3,767	113,952
STMicroelectronics NV (NY Shares) unit	1,000	8,190
Synaptics, Inc. (a)	181	10,563
Texas Instruments, Inc.	2,850	120,840
Trina Solar Ltd. (a)	894	13,276
Xilinx, Inc.	79,106	3,672,101
YoungTek Electronics Corp.	34,491	72,774
		56,743,145
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		85,889,659
SOFTWARE - 18.6%
Application Software - 9.8%
Adobe Systems, Inc. (a)	149,516	8,849,852
ANSYS, Inc. (a)	47,662	3,742,897
Aspen Technology, Inc. (a)	112,421	5,123,025
Autodesk, Inc. (a)	136,316	6,986,195
Blackbaud, Inc.	2,435	83,910
BroadSoft, Inc. (a)	68,730	2,103,825
Citrix Systems, Inc. (a)	224,334	12,129,739
Comverse, Inc. (a)	4,710	169,748
Concur Technologies, Inc. (a)	48,204	5,849,073
Descartes Systems Group, Inc. (a)	219,300	3,150,438
Gemalto NV	940	106,138
Guidewire Software, Inc. (a)	76,508	3,611,943
Informatica Corp. (a)	30	1,211
Interactive Intelligence Group, Inc. (a)	14,799	1,123,836
Intuit, Inc.	12,213	894,602
Jive Software, Inc. (a)	42,898	396,807
Kingdee International Software Group Co. Ltd. (a)	12,024,800	4,538,070
Linx SA	49,700	903,075
Manhattan Associates, Inc. (a)	388	13,083
MicroStrategy, Inc. Class A (a)	26,030	3,271,971

	Shares	Value
Open Text Corp.	100	$ 9,909
Parametric Technology Corp. (a)	13,894	495,738
Pegasystems, Inc.	9,081	412,641
PROS Holdings, Inc. (a)	8,633	328,140
QLIK Technologies, Inc. (a)	29,187	788,633
salesforce.com, Inc. (a)	263,019	15,920,540
SAP AG	125	9,564
SolarWinds, Inc. (a)	12,333	491,963
Solera Holdings, Inc.	42,800	2,860,324
Splunk, Inc. (a)	12,996	1,001,082
Sungy Mobile Ltd. ADR	800	16,032
Synchronoss Technologies, Inc. (a)	12,887	343,567
TIBCO Software, Inc. (a)	85,333	1,816,740
TiVo, Inc. (a)	8,000	99,120
Ultimate Software Group, Inc. (a)	20,100	3,280,923
Verint Systems, Inc. (a)	215	9,770
Workday, Inc. Class A (a)	17,603	1,576,173
		92,510,297
Home Entertainment Software - 1.9%
Activision Blizzard, Inc.	240,870	4,126,103
Capcom Co. Ltd.	1,400	27,345
Electronic Arts, Inc. (a)	146,000	3,854,400
Kingsoft Corp. Ltd.	439,000	1,439,057
NHN Entertainment Corp. (a)	2,649	184,894
Nintendo Co. Ltd.	24,400	2,798,583
Perfect World Co. Ltd. sponsored ADR Class B	116,132	2,247,154
Take-Two Interactive Software, Inc. (a)	4,883	93,656
WeMade Entertainment Co. Ltd. (a)	73,975	2,864,063
		17,635,255
Systems Software - 6.9%
Allot Communications Ltd. (a)	224,219	3,591,988
Check Point Software Technologies Ltd. (a)	13	851
CommVault Systems, Inc. (a)	10,057	694,637
FleetMatics Group PLC (a)	103,296	4,132,873
Fortinet, Inc. (a)	442	9,370
Imperva, Inc. (a)	241	13,255
Infoblox, Inc. (a)	37,600	1,319,008
Insyde Software Corp.	15,000	25,188
Microsoft Corp.	1,149,595	43,512,171
NetSuite, Inc. (a)	51,334	5,399,310
Red Hat, Inc. (a)	9,448	533,812
ServiceNow, Inc. (a)	55,795	3,539,077
Symantec Corp.	584	12,503
Tableau Software, Inc.	1,400	113,148
VMware, Inc. Class A (a)	19,738	1,779,183
		64,676,374
TOTAL SOFTWARE		174,821,926
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
RingCentral, Inc.	51,226	$ 934,875
SBA Communications Corp. Class A (a)	7	649
SoftBank Corp.	11,200	810,845
		1,746,369
TOTAL COMMON STOCKS (Cost $799,790,328)		936,364,174
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 0.10% (b)	22,082,008	22,082,008
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	35,157,217	35,157,217
TOTAL MONEY MARKET FUNDS (Cost $57,239,225)		57,239,225
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $857,029,553)		993,603,399
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(53,113,951)
NET ASSETS - 100%		$ 940,489,448
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,086 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,843
Fidelity Securities Lending Cash Central Fund	183,835
Total	$ 191,678
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 936,364,174	$ 849,242,740	$ 87,121,434	$ -
Money Market Funds	57,239,225	57,239,225	-	-
Total Investments in Securities:	$ 993,603,399	$ 906,481,965	$ 87,121,434	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 27,335,739
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	76.6%
Cayman Islands	7.0%
Korea (South)	3.8%
Japan	2.5%
Taiwan	1.9%
Israel	1.3%
Canada	1.3%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,691,862) - See accompanying schedule: Unaffiliated issuers (cost $799,790,328)	$ 936,364,174
Fidelity Central Funds (cost $57,239,225)	57,239,225
Total Investments (cost $857,029,553)		$ 993,603,399
Receivable for investments sold		58,043,136
Receivable for fund shares sold		1,035,416
Dividends receivable		62,839
Distributions receivable from Fidelity Central Funds		36,214
Prepaid expenses		5,395
Other receivables		56,276
Total assets		1,052,842,675

Liabilities
Payable for investments purchased	$ 74,923,521
Payable for fund shares redeemed	1,298,255
Accrued management fee	432,102
Distribution and service plan fees payable	258,053
Other affiliated payables	212,848
Other payables and accrued expenses	71,231
Collateral on securities loaned, at value	35,157,217
Total liabilities		112,353,227

Net Assets		$ 940,489,448
Net Assets consist of:
Paid in capital		$ 784,926,715
Accumulated net investment loss		(3,769,038)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,785,566
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		136,546,205
Net Assets		$ 940,489,448

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($401,174,300 ÷ 11,764,397 shares)	$ 34.10

Maximum offering price per share (100/94.25 of $34.10)	$ 36.18
Class T: Net Asset Value and redemption price per share ($193,439,142 ÷ 5,894,907 shares)	$ 32.81

Maximum offering price per share (100/96.50 of $32.81)	$ 34.00
Class B: Net Asset Value and offering price per share ($13,617,936 ÷ 450,617 shares)A	$ 30.22

Class C: Net Asset Value and offering price per share ($98,379,961 ÷ 3,240,536 shares)A	$ 30.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($233,878,109 ÷ 6,507,720 shares)	$ 35.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 3,056,865
Interest		19
Income from Fidelity Central Funds (including $183,835 from security lending)		191,678
Total income		3,248,562

Expenses
Management fee	$ 2,478,052
Transfer agent fees	1,144,077
Distribution and service plan fees	1,458,080
Accounting and security lending fees	154,843
Custodian fees and expenses	74,223
Independent trustees' compensation	12,058
Registration fees	56,900
Audit	35,120
Legal	14,876
Interest	258
Miscellaneous	4,896
Total expenses before reductions	5,433,383
Expense reductions	(50,415)	5,382,968
Net investment income (loss)		(2,134,406)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,895,864
Foreign currency transactions	(15,230)
Total net realized gain (loss)		50,880,634
Change in net unrealized appreciation (depreciation) on: Investment securities	79,367,418
Assets and liabilities in foreign currencies	(26,630)
Total change in net unrealized appreciation (depreciation)		79,340,788
Net gain (loss)		130,221,422
Net increase (decrease) in net assets resulting from operations		$ 128,087,016

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,134,406)	$ (2,608,860)
Net realized gain (loss)	50,880,634	108,122,498
Change in net unrealized appreciation (depreciation)	79,340,788	25,685,939
Net increase (decrease) in net assets resulting from operations	128,087,016	131,199,577
Distributions to shareholders from net realized gain	(11,189,170)	-
Share transactions - net increase (decrease)	(22,967,582)	5,042,118
Redemption fees	14,355	41,110
Total increase (decrease) in net assets	93,944,619	136,282,805

Net Assets
Beginning of period	846,544,829	710,262,024
End of period (including accumulated net investment loss of $3,769,038 and accumulated net investment loss of $1,634,632, respectively)	$ 940,489,448	$ 846,544,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.90	$ 25.25	$ 25.14	$ 19.83	$ 16.03	$ 17.04
Income from Investment Operations
Net investment income (loss) E	(.07)	(.07)	(.13)	(.18)	(.16)	.02 H
Net realized and unrealized gain (loss)	4.69	4.72	.24	5.49	3.96	(1.03)
Total from investment operations	4.62	4.65	.11	5.31	3.80	(1.01)
Distributions from net realized gain	(.42)	-	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 34.10	$ 29.90	$ 25.25	$ 25.14	$ 19.83	$ 16.03
Total Return B, C, D	15.51%	18.42%	.44%	26.78%	23.71%	(5.93)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16% A	1.18%	1.18%	1.18%	1.21%	1.23%
Expenses net of fee waivers, if any	1.16% A	1.18%	1.18%	1.18%	1.21%	1.23%
Expenses net of all reductions	1.15% A	1.14%	1.17%	1.16%	1.18%	1.22%
Net investment income (loss)	(.42)% A	(.25)%	(.55)%	(.73)%	(.83)%	.17% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,174	$ 355,306	$ 336,693	$ 375,609	$ 312,659	$ 258,433
Portfolio turnover rate G	219% A	142%	201%	167%	115%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.79	$ 24.38	$ 24.33	$ 19.24	$ 15.59	$ 16.62
Income from Investment Operations
Net investment income (loss) E	(.10)	(.13)	(.19)	(.23)	(.20)	(.01) H
Net realized and unrealized gain (loss)	4.51	4.54	.24	5.32	3.85	(1.02)
Total from investment operations	4.41	4.41	.05	5.09	3.65	(1.03)
Distributions from net realized gain	(.39)	-	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 32.81	$ 28.79	$ 24.38	$ 24.33	$ 19.24	$ 15.59
Total Return B, C, D	15.38%	18.09%	.21%	26.46%	23.41%	(6.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.39% A	1.42%	1.43%	1.43%	1.46%	1.49%
Expenses net of fee waivers, if any	1.39% A	1.42%	1.43%	1.43%	1.46%	1.49%
Expenses net of all reductions	1.38% A	1.39%	1.42%	1.40%	1.44%	1.48%
Net investment income (loss)	(.66)% A	(.50)%	(.80)%	(.98)%	(1.09)%	(.09)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,439	$ 173,692	$ 172,709	$ 196,913	$ 169,049	$ 151,170
Portfolio turnover rate G	219% A	142%	201%	167%	115%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.56	$ 22.60	$ 22.67	$ 18.01	$ 14.67	$ 15.72
Income from Investment Operations
Net investment income (loss) E	(.17)	(.24)	(.28)	(.33)	(.27)	(.07) H
Net realized and unrealized gain (loss)	4.16	4.20	.21	4.99	3.61	(.98)
Total from investment operations	3.99	3.96	(.07)	4.66	3.34	(1.05)
Distributions from net realized gain	(.33)	-	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 30.22	$ 26.56	$ 22.60	$ 22.67	$ 18.01	$ 14.67
Total Return B, C, D	15.08%	17.52%	(.31)%	25.87%	22.77%	(6.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.93%	1.93%	1.93%	1.96%	1.98%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.93%	1.93%	1.96%	1.98%
Expenses net of all reductions	1.92% A	1.89%	1.92%	1.91%	1.94%	1.97%
Net investment income (loss)	(1.20)% A	(1.01)%	(1.30)%	(1.49)%	(1.59)%	(.58)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,618	$ 13,745	$ 17,476	$ 25,508	$ 29,176	$ 30,580
Portfolio turnover rate G	219% A	142%	201%	167%	115%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.68	$ 22.70	$ 22.77	$ 18.09	$ 14.74	$ 15.79
Income from Investment Operations
Net investment income (loss) E	(.17)	(.24)	(.29)	(.33)	(.28)	(.07) H
Net realized and unrealized gain (loss)	4.19	4.22	.22	5.01	3.63	(.98)
Total from investment operations	4.02	3.98	(.07)	4.68	3.35	(1.05)
Distributions from net realized gain	(.34)	-	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 30.36	$ 26.68	$ 22.70	$ 22.77	$ 18.09	$ 14.74
Total Return B, C, D	15.13%	17.53%	(.31)%	25.87%	22.73%	(6.65)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.91%	1.93%	1.92%	1.96%	1.98%
Expenses net of fee waivers, if any	1.89% A	1.91%	1.93%	1.92%	1.96%	1.98%
Expenses net of all reductions	1.88% A	1.88%	1.91%	1.90%	1.93%	1.97%
Net investment income (loss)	(1.16)% A	(.99)%	(1.29)%	(1.48)%	(1.58)%	(.58)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,380	$ 84,858	$ 88,074	$ 89,819	$ 70,017	$ 55,645
Portfolio turnover rate G	219% A	142%	201%	167%	115%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.47	$ 26.50	$ 26.30	$ 20.68	$ 16.67	$ 17.68
Income from Investment Operations
Net investment income (loss) D	(.02)	.02	(.06)	(.11)	(.11)	.06 G
Net realized and unrealized gain (loss)	4.94	4.95	.26	5.73	4.12	(1.07)
Total from investment operations	4.92	4.97	.20	5.62	4.01	(1.01)
Distributions from net realized gain	(.45)	-	-	-	-	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.94	$ 31.47	$ 26.50	$ 26.30	$ 20.68	$ 16.67
Total Return B, C	15.72%	18.75%	.76%	27.18%	24.06%	(5.71)%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.86%	.86%	.87%	.92%	.98%
Expenses net of fee waivers, if any	.84% A	.86%	.86%	.87%	.92%	.98%
Expenses net of all reductions	.83% A	.83%	.85%	.85%	.90%	.97%
Net investment income (loss)	(.11)% A	.06%	(.23)%	(.43)%	(.55)%	.42% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 233,878	$ 218,944	$ 95,310	$ 81,350	$ 42,277	$ 26,285
Portfolio turnover rate F	219% A	142%	201%	167%	115%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discounts, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 159,074,158
Gross unrealized depreciation	(27,989,427)
Net unrealized appreciation (depreciation) on securities and other investments	$ 131,084,731

Tax cost	$ 862,518,668

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,373,523)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $958,614,875 and $972,632,557, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 472,616	$ 10,440
Class T	.25%	.25%	461,338	1,150
Class B	.75%	.25%	68,767	51,760
Class C	.75%	.25%	455,359	45,828
			$ 1,458,080	$ 109,178

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36,578
Class T	7,724
Class B*	5,180
Class C*	3,934
$ 53,416

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 521,898.28
Class T	240,806.26
Class B	20,697.30
Class C	117,899.26
Institutional Class	242,777.21
	$ 1,144,077

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24,176 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,500,000.30%		$ 258

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $376 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer

Semiannual Report

7. Security Lending - continued

affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $50,385 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Class A	$ 4,830,570	$ -
Class T	2,285,304	-
Class B	152,106	-
Class C	1,068,092	-
Institutional Class	2,853,098	-
Total	$ 11,189,170	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	933,909	2,023,713	$ 30,168,849	$ 54,950,216
Reinvestment of distributions	136,812	-	4,412,174	-
Shares redeemed	(1,190,850)	(3,472,615)	(38,347,620)	(93,501,470)
Net increase (decrease)	(120,129)	(1,448,902)	$ (3,766,597)	$ (38,551,254)
Class T
Shares sold	323,990	649,951	$ 10,058,074	$ 16,942,760
Reinvestment of distributions	71,451	-	2,218,547	-
Shares redeemed	(533,330)	(1,701,808)	(16,628,964)	(44,280,679)
Net increase (decrease)	(137,889)	(1,051,857)	$ (4,352,343)	$ (27,337,919)
Class B
Shares sold	5,753	13,056	$ 165,366	$ 310,857
Reinvestment of distributions	4,834	-	138,293	-
Shares redeemed	(77,497)	(268,749)	(2,214,108)	(6,477,118)
Net increase (decrease)	(66,910)	(255,693)	$ (1,910,449)	$ (6,166,261)
Class C
Shares sold	283,731	460,587	$ 8,208,556	$ 11,287,228
Reinvestment of distributions	31,647	-	909,547	-
Shares redeemed	(254,951)	(1,159,733)	(7,290,410)	(27,841,417)
Net increase (decrease)	60,427	(699,146)	$ 1,827,693	$ (16,554,189)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Institutional Class
Shares sold	1,164,830	6,347,952	$ 39,552,995	$ 179,251,253
Reinvestment of distributions	81,545	-	2,770,913	-
Shares redeemed	(1,695,532)	(2,987,970)	(57,089,794)	(85,599,512)
Net increase (decrease)	(449,157)	3,359,982	$ (14,765,886)	$ 93,651,741

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.19%
Actual		$ 1,000.00	$ 1,072.10	$ 6.22
Hypothetical A		$ 1,000.00	$ 1,019.21	$ 6.06
Class T	1.48%
Actual		$ 1,000.00	$ 1,070.30	$ 7.72
Hypothetical A		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.97%
Actual		$ 1,000.00	$ 1,067.50	$ 10.27
Hypothetical A		$ 1,000.00	$ 1,015.27	$ 10.01
Class C	1.92%
Actual		$ 1,000.00	$ 1,068.40	$ 10.01
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.75
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,074.00	$ 4.50
Hypothetical A		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	11.7	6.9
Dominion Resources, Inc.	9.8	0.0
Sempra Energy	9.5	7.8
ONEOK, Inc.	7.1	1.7
OGE Energy Corp.	5.4	5.6
PG&E Corp.	4.5	4.3
Energy Transfer Equity LP	4.4	0.0
CenterPoint Energy, Inc.	4.4	5.6
NiSource, Inc.	4.2	4.2
American Electric Power Co., Inc.	4.0	0.0
	65.0
Top Industries (% of fund's net assets)
As of January 31, 2014
Multi-Utilities	36.0%
Electric Utilities	28.3%
Oil, Gas & Consumable Fuels	14.4%
Independent Power Producers & Energy Traders	10.4%
Gas Utilities	7.1%
All Others*	3.8%

As of July 31, 2013
Electric Utilities	38.6%
Multi-Utilities	26.4%
Oil, Gas & Consumable Fuels	15.2%
Independent Power Producers & Energy Traders	13.6%
Gas Utilities	4.7%
All Others*	1.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Utilities Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
ELECTRIC UTILITIES - 28.3%
Electric Utilities - 28.3%
American Electric Power Co., Inc.	176,966	$ 8,637,710
Edison International	173,302	8,346,224
Exelon Corp.	75,300	2,183,700
ITC Holdings Corp.	51,139	5,292,887
NextEra Energy, Inc.	275,040	25,284,426
OGE Energy Corp.	340,823	11,611,840
		61,356,787
GAS UTILITIES - 7.1%
Gas Utilities - 7.1%
ONEOK, Inc.	226,259	15,496,479
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 10.4%
Independent Power Producers & Energy Traders - 10.4%
Calpine Corp. (a)	351,417	6,669,895
NRG Energy, Inc.	309,015	8,606,068
The AES Corp.	516,287	7,258,995
		22,534,958
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
U.S. Silica Holdings, Inc.	16,700	494,654
MULTI-UTILITIES - 36.0%
Multi-Utilities - 36.0%
Ameren Corp.	206,800	7,825,312
CenterPoint Energy, Inc.	403,919	9,451,705
Dominion Resources, Inc.	314,699	21,371,209
NiSource, Inc.	266,863	9,172,081
PG&E Corp.	233,518	9,842,784
Sempra Energy	221,237	20,510,882
		78,173,973
OIL, GAS & CONSUMABLE FUELS - 14.4%
Oil & Gas Exploration & Production - 1.9%
Energen Corp.	59,241	4,189,524
Oil & Gas Storage & Transport - 12.5%
Cheniere Energy Partners LP Holdings LLC	258,936	4,842,103

	Shares	Value
Cheniere Energy, Inc. (a)	109,121	$ 4,794,777
Enbridge, Inc.	74,900	3,144,623
Energy Transfer Equity LP	230,500	9,616,460
Inter Pipeline Ltd.	26,900	669,028
Kinder Morgan Holding Co. LLC	29,400	999,894
Plains GP Holdings LP Class A	114,700	2,915,674
		26,982,559
TOTAL OIL, GAS & CONSUMABLE FUELS		31,172,083
REAL ESTATE INVESTMENT TRUSTS - 1.8%
Specialized REITs - 1.8%
American Tower Corp.	47,000	3,801,360
TOTAL COMMON STOCKS (Cost $189,136,410)		213,030,294
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.10% (b) (Cost $6,291,104)	6,291,104	6,291,104
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $195,427,514)		219,321,398
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(2,442,596)
NET ASSETS - 100%		$ 216,878,802
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,196
Fidelity Securities Lending Cash Central Fund	10,991
Total	$ 12,187
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $189,136,410)	$ 213,030,294
Fidelity Central Funds (cost $6,291,104)	6,291,104
Total Investments (cost $195,427,514)		$ 219,321,398
Receivable for investments sold		3,015,999
Receivable for fund shares sold		248,901
Dividends receivable		77,559
Distributions receivable from Fidelity Central Funds		202
Prepaid expenses		1,320
Other receivables		9,095
Total assets		222,674,474

Liabilities
Payable for investments purchased	$ 5,288,099
Payable for fund shares redeemed	255,152
Distributions payable	22
Accrued management fee	97,499
Distribution and service plan fees payable	75,934
Other affiliated payables	51,803
Other payables and accrued expenses	27,163
Total liabilities		5,795,672

Net Assets		$ 216,878,802
Net Assets consist of:
Paid in capital		$ 200,265,738
Distributions in excess of net investment income		(21,473)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,259,001)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,893,538
Net Assets		$ 216,878,802

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($112,515,847 ÷ 4,562,509 shares)	$ 24.66

Maximum offering price per share (100/94.25 of $24.66)	$ 26.16
Class T: Net Asset Value and redemption price per share ($42,931,095 ÷ 1,737,400 shares)	$ 24.71

Maximum offering price per share (100/96.50 of $24.71)	$ 25.61
Class B: Net Asset Value and offering price per share ($4,842,374 ÷ 197,447 shares)A	$ 24.52

Class C: Net Asset Value and offering price per share ($38,691,629 ÷ 1,595,036 shares)A	$ 24.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,897,857 ÷ 714,198 shares)	$ 25.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 3,007,663
Income from Fidelity Central Funds		12,187
Total income		3,019,850

Expenses
Management fee	$ 571,060
Transfer agent fees	275,999
Distribution and service plan fees	441,364
Accounting and security lending fees	40,527
Custodian fees and expenses	5,973
Independent trustees' compensation	2,817
Registration fees	42,673
Audit	24,169
Legal	3,283
Miscellaneous	1,377
Total expenses before reductions	1,409,242
Expense reductions	(11,164)	1,398,078
Net investment income (loss)		1,621,772
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,575,522
Foreign currency transactions	6,701
Total net realized gain (loss)		6,582,223
Change in net unrealized appreciation (depreciation) on: Investment securities	6,154,803
Assets and liabilities in foreign currencies	(1,337)
Total change in net unrealized appreciation (depreciation)		6,153,466
Net gain (loss)		12,735,689
Net increase (decrease) in net assets resulting from operations		$ 14,357,461

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,621,772	$ 4,068,543
Net realized gain (loss)	6,582,223	17,517,824
Change in net unrealized appreciation (depreciation)	6,153,466	2,065,725
Net increase (decrease) in net assets resulting from operations	14,357,461	23,652,092
Distributions to shareholders from net investment income	(3,729,223)	(3,653,862)
Distributions to shareholders from net realized gain	(88,322)	-
Total distributions	(3,817,545)	(3,653,862)
Share transactions - net increase (decrease)	(2,060,539)	(6,877,753)
Redemption fees	1,221	5,578
Total increase (decrease) in net assets	8,480,598	13,126,055

Net Assets
Beginning of period	208,398,204	195,272,149
End of period (including distributions in excess of net investment income of $21,474 and undistributed net investment income of $2,085,978, respectively)	$ 216,878,802	$ 208,398,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.48	$ 21.20	$ 19.09	$ 16.59	$ 15.27	$ 20.28
Income from Investment Operations
Net investment income (loss) E	.20	.47	.43	.39	.40	.35
Net realized and unrealized gain (loss)	1.45	2.24	2.07	2.50	1.32	(5.10)
Total from investment operations	1.65	2.71	2.50	2.89	1.72	(4.75)
Distributions from net investment income	(.46)	(.43)	(.39)	(.39)	(.40)	(.26)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.47)	(.43)	(.39)	(.39)	(.40)	(.26)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.66	$ 23.48	$ 21.20	$ 19.09	$ 16.59	$ 15.27
Total Return B, C, D	7.21%	13.09%	13.40%	17.71%	11.42%	(23.44)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.19% A	1.20%	1.23%	1.24%	1.26%	1.26%
Expenses net of fee waivers, if any	1.19% A	1.20%	1.23%	1.24%	1.26%	1.26%
Expenses net of all reductions	1.18% A	1.16%	1.22%	1.20%	1.22%	1.26%
Net investment income (loss)	1.74% A	2.16%	2.24%	2.18%	2.49%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,516	$ 106,851	$ 99,813	$ 78,312	$ 64,890	$ 66,064
Portfolio turnover rate G	103% A	154%	195%	201%	216%	247%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.50	$ 21.21	$ 19.09	$ 16.59	$ 15.27	$ 20.26
Income from Investment Operations
Net investment income (loss) E	.17	.41	.38	.35	.35	.31
Net realized and unrealized gain (loss)	1.45	2.25	2.07	2.50	1.33	(5.10)
Total from investment operations	1.62	2.66	2.45	2.85	1.68	(4.79)
Distributions from net investment income	(.40)	(.37)	(.33)	(.35)	(.36)	(.20)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.41)	(.37)	(.33)	(.35)	(.36)	(.20)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.71	$ 23.50	$ 21.21	$ 19.09	$ 16.59	$ 15.27
Total Return B, C, D	7.03%	12.81%	13.13%	17.39%	11.13%	(23.61)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48% A	1.47%	1.49%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.48% A	1.47%	1.49%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.47% A	1.43%	1.48%	1.46%	1.49%	1.52%
Net investment income (loss)	1.45% A	1.89%	1.98%	1.92%	2.23%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,931	$ 41,239	$ 38,276	$ 35,701	$ 33,651	$ 33,989
Portfolio turnover rate G	103% A	154%	195%	201%	216%	247%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.24	$ 20.96	$ 18.86	$ 16.38	$ 15.08	$ 20.01
Income from Investment Operations
Net investment income (loss) E	.11	.30	.28	.25	.27	.24
Net realized and unrealized gain (loss)	1.44	2.23	2.05	2.49	1.31	(5.04)
Total from investment operations	1.55	2.53	2.33	2.74	1.58	(4.80)
Distributions from net investment income	(.26)	(.25)	(.23)	(.26)	(.28)	(.13)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.27)	(.25)	(.23)	(.26)	(.28)	(.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.52	$ 23.24	$ 20.96	$ 18.86	$ 16.38	$ 15.08
Total Return B, C, D	6.75%	12.24%	12.54%	16.87%	10.56%	(23.97)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97% A	1.96%	1.98%	1.99%	2.01%	2.01%
Expenses net of fee waivers, if any	1.97% A	1.96%	1.98%	1.99%	2.01%	2.01%
Expenses net of all reductions	1.96% A	1.92%	1.97%	1.95%	1.98%	2.01%
Net investment income (loss)	.96% A	1.40%	1.49%	1.43%	1.74%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,842	$ 5,289	$ 6,677	$ 7,773	$ 8,794	$ 10,634
Portfolio turnover rate G	103% A	154%	195%	201%	216%	247%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.03	$ 20.80	$ 18.75	$ 16.30	$ 15.02	$ 19.93
Income from Investment Operations
Net investment income (loss) E	.12	.31	.29	.26	.27	.24
Net realized and unrealized gain (loss)	1.43	2.20	2.03	2.46	1.30	(5.02)
Total from investment operations	1.55	2.51	2.32	2.72	1.57	(4.78)
Distributions from net investment income	(.31)	(.28)	(.27)	(.27)	(.29)	(.13)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.32)	(.28)	(.27)	(.27)	(.29)	(.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.26	$ 23.03	$ 20.80	$ 18.75	$ 16.30	$ 15.02
Total Return B, C, D	6.84%	12.27%	12.56%	16.85%	10.54%	(23.96)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.93%	1.95%	1.98%	2.01%	2.01%
Expenses net of fee waivers, if any	1.92% A	1.93%	1.95%	1.98%	2.01%	2.01%
Expenses net of all reductions	1.90% A	1.89%	1.95%	1.94%	1.97%	2.01%
Net investment income (loss)	1.01% A	1.43%	1.51%	1.43%	1.74%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,692	$ 35,457	$ 29,942	$ 26,915	$ 21,415	$ 22,352
Portfolio turnover rate G	103% A	154%	195%	201%	216%	247%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.87	$ 21.56	$ 19.40	$ 16.85	$ 15.51	$ 20.52
Income from Investment Operations
Net investment income (loss) D	.25	.55	.50	.45	.44	.39
Net realized and unrealized gain (loss)	1.47	2.26	2.10	2.54	1.35	(5.17)
Total from investment operations	1.72	2.81	2.60	2.99	1.79	(4.78)
Distributions from net investment income	(.52)	(.50)	(.44)	(.44)	(.45)	(.23)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.53)	(.50)	(.44)	(.44)	(.45)	(.23)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 25.06	$ 23.87	$ 21.56	$ 19.40	$ 16.85	$ 15.51
Total Return B, C	7.40%	13.40%	13.79%	18.05%	11.66%	(23.24)%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.89%	.92%	.98%	1.00%	1.00%
Expenses net of fee waivers, if any	.86% A	.89%	.92%	.98%	1.00%	1.00%
Expenses net of all reductions	.85% A	.85%	.91%	.94%	.97%	1.00%
Net investment income (loss)	2.07% A	2.46%	2.55%	2.44%	2.75%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,898	$ 19,562	$ 20,564	$ 10,914	$ 6,511	$ 4,373
Portfolio turnover rate F	103% A	154%	195%	201%	216%	247%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,556,964
Gross unrealized depreciation	(1,771,693)
Net unrealized appreciation (depreciation) on securities and other investments	$ 23,785,271

Tax cost	$ 195,536,127

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,282,767 and $110,189,135, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 133,003	$ 3,344
Class T	.25%	.25%	102,900	348
Class B	.75%	.25%	24,436	18,340
Class C	.75%	.25%	181,025	33,995
			$ 441,364	$ 56,027

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,066
Class T	4,971
Class B*	2,377
Class C*	2,744
$ 37,158

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 142,883.27
Class T	63,560.31
Class B	7,364.30
Class C	44,715.25
Institutional Class	17,477.19
	$ 275,999

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,079 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $89 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,991. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,164 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 2,098,795	$ 2,004,234
Class T	689,504	666,068
Class B	54,086	71,622
Class C	483,241	400,020
Institutional Class	403,597	511,918
Total	$ 3,729,223	$ 3,653,862
From net realized gain
Class A	$ 45,735	$ -
Class T	17,387	-
Class B	2,010	-
Class C	15,931	-
Institutional Class	7,259	-
Total	$ 88,322	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	459,165	1,274,291	$ 10,835,093	$ 28,192,446
Reinvestment of distributions	82,515	85,327	1,888,629	1,751,329
Shares redeemed	(529,477)	(1,517,309)	(12,397,124)	(33,069,256)
Net increase (decrease)	12,203	(157,691)	$ 326,598	$ (3,125,481)
Class T
Shares sold	121,937	287,114	$ 2,869,894	$ 6,306,381
Reinvestment of distributions	29,388	30,843	673,761	634,437
Shares redeemed	(169,083)	(367,378)	(3,971,221)	(7,924,238)
Net increase (decrease)	(17,758)	(49,421)	$ (427,566)	$ (983,420)
Class B
Shares sold	3,840	17,365	$ 90,514	$ 386,769
Reinvestment of distributions	2,105	3,129	47,986	63,812
Shares redeemed	(36,112)	(111,479)	(842,212)	(2,387,277)
Net increase (decrease)	(30,167)	(90,985)	$ (703,712)	$ (1,936,696)
Class C
Shares sold	210,114	509,725	$ 4,851,241	$ 11,190,388
Reinvestment of distributions	17,647	15,458	397,963	312,553
Shares redeemed	(172,065)	(425,145)	(3,960,751)	(9,149,304)
Net increase (decrease)	55,696	100,038	$ 1,288,453	$ 2,353,637
Institutional Class
Shares sold	107,213	936,449	$ 2,565,004	$ 20,838,974
Reinvestment of distributions	15,288	22,869	354,761	476,446
Shares redeemed	(227,679)	(1,093,899)	(5,464,077)	(24,501,213)
Net increase (decrease)	(105,178)	(134,581)	$ (2,544,312)	$ (3,185,793)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank†

New York, NY

Brown Brothers Harriman & Co. ††

Boston, MA

State Street Bank and Trust †††

Quincy, MA

† Custodian for Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund.

†† Custodian for Fidelity Advisor Energy Fund.

††† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund.

AFOCI-USAN-0314
1.789280.111

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 27, 2014